    As filed with the Securities and Exchange Commission on April 22, 2009



                                                             File Nos. 333-54466

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 33


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 325


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2009
                                       TO
                          PROSPECTUS DATED MAY 1, 2009

This supplement describes an increase in certain Purchase Payment Credits applicable to Series/Class XC variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to the prospectus dated May 1, 2009 for the contract. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. HIGHLIGHTS

Add the following after the second paragraph under "HIGHLIGHTS":

"FOR THE PURCHASE PAYMENT CREDIT INCREASE DESCRIBED IN THIS PROSPECTUS SUPPLEMENT TO APPLY TO YOUR CONTRACT, THE METLIFE ANNUITY SERVICE CENTER MUST RECEIVE YOUR APPLICATION AND ALL NECESSARY INFORMATION IN GOOD ORDER BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MAY 1, 2009. If your contract is issued based on an application and all necessary information received as described in the preceding sentence, the amount of the Purchase Payment Credit is 6% and there is no additional 1% credit for contracts with purchase payments of $1 million or more. If your contract is issued based on an application and all necessary information received as described above, the Purchase Payment Credit increase will apply to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday."

2. PURCHASE

Add the following after the second paragraph under "Purchase Payment Credit":

"FOR THE PURCHASE PAYMENT CREDIT INCREASE DESCRIBED IN THIS PROSPECTUS SUPPLEMENT TO APPLY TO YOUR CONTRACT, THE METLIFE ANNUITY SERVICE CENTER MUST RECEIVE YOUR APPLICATION AND ALL NECESSARY INFORMATION IN GOOD ORDER BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON MAY 1, 2009. If your contract is issued based on an application and all necessary information received as described in the preceding sentence, the Purchase Payment Credit is an amount equal to 6% of the purchase payment and there is no additional 1% credit for contracts with purchase payments of $1 million or more. If your contract is issued based on an application and all necessary information received as described above, the Purchase Payment Credit increase will apply to your initial purchase

                                                                  SUPP-PPCMAY109
payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply, and if a non-natural person owns the contract, then the annuitant's age will apply)."

Add the following at the end of the discussion of "Accumulation Units," after the Example:

"EXAMPLE FOR CONTRACTS ISSUED ON MAY 1, 2009 (WHILE THE PURCHASE PAYMENT CREDIT INCREASE IS IN EFFECT):

On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $300 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We divide $5,300 by $12.50 and credit your contract on Monday night with 424 accumulation units for the Lord Abbett Growth and Income Portfolio."

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                 Telephone: 800-343-8496
Irvine, CA 92614

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

         SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES DATED MAY 1, 2009

For contracts issued on or after November 13, 2006 (or a later date, subject to state approval), this supplement describes the annuity date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Series XC, C, L and VA variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated May 1, 2009 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

     When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
     (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your annuity date to a date beyond age 95 of the annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see "Other Information--Annuitant" for the definition of annuitant and permitted changes of the annuitant).

     PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE OR GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the annuitant, there are several annuity income options to choose from during the annuity phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee II" section of the "LIVING BENEFITS" section of the prospectus, replace the last bullet item under the heading "It is important to note" with the following:

     At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG I or LWG II rider. Your contract must be annuitized when the annuitant attains age 95 unless your contract is held through a custodial account. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on

                                                                   SUPP-MLFAN509
     the Annuity Date exceed the payments under the LWG I or LWG II rider. Also, the tax treatment under annuitization may be different from the tax treatment of the payments received under the LWG I or LWG II rider. (See "Annuitization" below in this prospectus supplement and "Federal Income Tax Status -- Withdrawals" in the prospectus.)

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefits" section of the "LIVING BENEFITS" section of the prospectus, just before the "Guaranteed Minimum Accumulation Benefit" section:

     GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. AT ANY TIME DURING THE ACCUMULATION PHASE, YOU CAN ELECT TO ANNUITIZE UNDER CURRENT ANNUITY RATES IN LIEU OF CONTINUING ANY GUARANTEED WITHDRAWAL BENEFIT RIDER. FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 13, 2006 (OR A LATER DATE, SUBJECT TO STATE APPROVAL), WHEN THE ANNUITANT ATTAINS AGE 95, YOUR CONTRACT MUST BE ANNUITIZED UNLESS YOUR CONTRACT IS HELD THROUGH A CUSTODIAL ACCOUNT. (SEE "ANNUITY DATE" ABOVE IN THIS PROSPECTUS SUPPLEMENT.) AT THE REQUIRED ANNUITIZATION DATE YOU MUST SELECT ONE OF THE FOLLOWING ANNUITY INCOME
     OPTIONS:

     1)   Annuitize the account value under the contract's annuity provisions.

     2) Elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee riders) or Benefit Base (for GWB I or Enhanced GWB) is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount or Benefit Base to zero.

     3) If eligible for lifetime withdrawals under the LWG I or LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life version of the LWG I or LWG II). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your annuity date to age 95 of the annuitant, or later if your contract is held through a custodial account. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of annuity payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider, including the LWG I or LWG II.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                        METLIFE INVESTORS USA INSURANCE COMPANY



                                                                             AND



                                       METLIFE INVESTORS USA SEPARATE ACCOUNT A



                                                                       SERIES XC




                                                                     MAY 1, 2009




This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors USA Insurance Company (MetLife Investors USA or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.




                               The annuity contract has 51 investment choices -

a fixed account that offers an interest rate guaranteed by us, and 50 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C):

     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio


     Harris Oakmark International Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio




METROPOLITAN SERIES FUND, INC.:

     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio

         (formerly Harris Oakmark Focused Value Portfolio) (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)

     Van Eck Global Natural Resources Portfolio (Class B)*

     Western Asset Management U.S. Government Portfolio (Class B)


* These portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C):

     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors USA Variable Annuity Contract.



To learn more about the MetLife Investors USA Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 85 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.




The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................  5
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 18
     Market Timing...................... 18
2. PURCHASE............................. 19
     Purchase Payments.................. 19
     Termination for Low Account Value   19
  .
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
for Certain
       Riders........................... 20
     Purchase Payment Credit............ 22
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 23
     Replacement of Contracts........... 23
3. INVESTMENT OPTIONS................... 24
     Transfers.......................... 26
     Dollar Cost Averaging Programs..... 29
     Three Month Market Entry Program... 31
     Automatic Rebalancing Program...... 31
     Description of the MetLife Asset
Allocation
       Program.......................... 31
     Description of the American Funds
Asset Allocation
       Portfolios....................... 32
     Description of the Met/Franklin
Templeton
       Founding Strategy Portfolio...... 32
     Description of the SSgA ETF         32
  Portfolios  .
     Voting Rights...................... 33
     Substitution of Investment Options  33
  .
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 35
     Lifetime Withdrawal Guarantee and
Guaranteed
       Withdrawal Benefit - Rider        35
  Charge  .
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
Withdrawal
       Charge........................... 38
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 38
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39
     Annuity Payments................... 39


     Annuity Options.................... 40
     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or           43
  Transfers  .
7. LIVING BENEFITS...................... 43
     Overview of Living Benefit Riders   43
  .
     Guaranteed Income Benefits......... 44
     Description of GMIB Plus II........ 45
     Description of GMIB Plus I......... 50
     Description of GMIB II............. 51
     Description of GMIB I.............. 52
     Guaranteed Withdrawal Benefits..... 52
     Description of the Lifetime
Withdrawal Guarantee
       II............................... 54
     Description of the Lifetime
Withdrawal Guarantee
       I................................ 59
     Description of the Enhanced
Guaranteed
       Withdrawal Benefit............... 60
     Description of the Guaranteed
Withdrawal Benefit
       I................................ 64
     Guaranteed Minimum Accumulation     64
  Benefit  .
8. PERFORMANCE.......................... 69
9. DEATH BENEFIT........................ 69
     Upon Your Death.................... 69
     Standard Death Benefit - Principal  70
  Protection  .
     Optional Death Benefit - Annual     70
  Step-Up  .
     Optional Death Benefit - Enhanced   70
  Death Benefit
     Optional Death Benefit -            73
  Compounded-Plus  .
     Additional Death Benefit -
Earnings Preservation
       Benefit.......................... 73
     General Death Benefit Provisions... 74
     Spousal Continuation............... 75
     Death of the Annuitant............. 75
     Controlled Payout.................. 75
10. FEDERAL INCOME TAX STATUS........... 76
     Taxation of Non-Qualified           76
  Contracts  .
     Taxation of Qualified Contracts.... 78
     Puerto Rico Tax Considerations..... 81
     Tax Benefits Related to the Assets
of the Separate
       Account.......................... 81
     Possible Tax Law Changes........... 81
11. OTHER INFORMATION................... 82
     MetLife Investors USA.............. 82
     The Separate Account............... 82
     Distributor........................ 82
     Selling Firms...................... 83
     Requests and Elections............. 84
     Ownership.......................... 85

  Legal Proceedings.....................  86
     Financial Statements...............  86
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  86
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     EDCA Examples with Multiple         C-1
  Purchase Payments
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit   D-1
  Examples  .
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit       E-1
  Examples  .
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                            PAGE

Account Value............................................................ 23
Accumulation Phase....................................................... 18
Accumulation Unit........................................................ 23
Annual Benefit Payment..................................... 55 and 61
Annuitant................................................................ 85
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 39
Beneficiary.............................................................. 85
Benefit Base............................................................. 60
Business Day............................................................. 20
Death Benefit Base....................................................... 71
Fixed Account............................................................ 18
Good Order............................................................... 85
Guaranteed Accumulation Amount........................................... 65
Guaranteed Withdrawal Amount............................................. 62
GWB Withdrawal Rate...................................................... 61
Income Base.............................................................. 45
Income Phase............................................................. 18
Investment Portfolios.................................................... 24
Joint Owners............................................................. 85
Owner.................................................................... 85
Purchase Payment Credit.................................................. 22
Purchase Payment......................................................... 19
Remaining Guaranteed Withdrawal Amount................................... 54
Separate Account......................................................... 82
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit (GMIB) or a guaranteed withdrawal benefit
(GWB).



As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. We will add a Purchase Payment Credit to your account value with respect to your initial purchase payment and any subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 4% (an additional 1% credit is added if your total purchase payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject purchase payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.



FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credit; or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. We will return your payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year) $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors USA is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)    $30


SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)




Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)**
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
Optional Death Benefit - Compounded-Plus     0.35%
Additional Death Benefit - Earnings          0.25%
  Preservation Benefit
Total Separate Account Annual Expenses
Including Highest Charges for Optional       2.15%
  Death Benefits+


--------------------------------------------------------------------------------


Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses.")



*Certain charges and expenses for contracts issued before May 1, 2003, are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**See below for an additional optional death benefit rider, the Enhanced Death Benefit, for which the charge is assessed on the Death Benefit Base and deducted annually from the account value.



+This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit - Compounded-Plus Charge, and the Additional Death Benefit - Earnings Preservation Benefit Charge.

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED MINIMUM INCOME BENEFIT RIDER CHARGES
  GMIB Plus II Prior to Optional Step-Up   1.00% of the Income Base (Note 1)
  GMIB Plus I Prior to Optional Reset      0.80% of the Income Base (Note 1)
  GMIB Plus II and I Upon Optional         1.50% of the Income Base (Note 1)
  Step-Up/Reset
  (maximum**)
  GMIB II and GMIB I                       0.50% of the Income Base (Note 1)
LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
  Lifetime Withdrawal Guarantee II         1.25% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.60% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee II         1.50% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee II         1.80% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.50% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          0.95% of the Total Guaranteed Withdrawal Amount
  (Single Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee I          0.70% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee I          1.40% of the Total Guaranteed Withdrawal Amount
  (Joint Life
  Version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)



*You may only elect one living benefit rider at a time. Certain riders are no longer available for purchase. (See "Living Benefits.") The GMIB Plus II rider is the only living benefit rider that the Enhanced Death Benefit rider may be elected with. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


**Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



Note 1. On the issue date, the Income Base is equal to your initial purchase payment. The Income Base is adjusted for subsequent purchase payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
  Enhanced Guaranteed Withdrawal           0.55% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Prior to Optional Reset           (Note 3)

  Enhanced Guaranteed Withdrawal           1.00% of the Guaranteed Withdrawal Amount
  Benefit Rider
  Charge Upon Optional Reset (maximum**)   (Note 3)

  Guaranteed Withdrawal Benefit Rider      0.50% of the Guaranteed Withdrawal Amount
  Charge
  Prior to Optional Reset                  (Note 3)
  Guaranteed Withdrawal Benefit Rider      0.95% of the Guaranteed Withdrawal Amount
  Charge
  Upon Optional Reset (maximum**)          (Note 3)

GUARANTEED MINIMUM ACCUMULATION BENEFIT    0.75% of the Guaranteed Accumulation Amount
RIDER CHARGE                               (Note 4)
ENHANCED DEATH BENEFIT RIDER CHARGES
  Enhanced Death Benefit Rider Charge      0.75% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 69 or
younger)
  Enhanced Death Benefit Rider Charge      0.95% of the Death Benefit Base (Note 5)
  Prior to
  Optional Step-Up (issue age 70-75)
  Enhanced Death Benefit Rider Charge      1.50% of the Death Benefit Base (Note 5)
  Upon

  Optional Step-Up (maximum**)



**Certain rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See "Expenses.")



Note 3. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount.


Note 4. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial purchase payment. The Guaranteed Accumulation Amount is adjusted for additional purchase payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.



Note 5. The Death Benefit Base is initially set at an amount equal to your initial purchase payment. The Death Benefit Base is adjusted for subsequent purchase payments and withdrawals. See "Death Benefit - Enhanced Death Benefit" for a definition of the term Death Benefit Base.

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                    Minimum       Maximum
                                    ----          ----

Total Annual Portfolio Expenses     0.54%         1.60%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
  expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 American Funds Bond Portfolio             0.00%        0.55%          0.50%      0.40%      1.45%       0.40%         1.05%
 American Funds Growth Portfolio           0.00%        0.55%          0.37%      0.33%      1.25%       0.27%         0.98%
 American Funds International Portfolio    0.00%        0.55%          0.31%      0.52%      1.38%       0.21%         1.17%
 BlackRock High Yield Portfolio            0.60%        0.25%          0.09%      0.00%      0.94%       0.00%         0.94%
 Clarion Global Real Estate Portfolio      0.63%        0.25%          0.05%      0.00%      0.93%       0.00%         0.93%
 Harris Oakmark International Portfolio    0.78%        0.25%          0.07%      0.00%      1.10%       0.00%         1.10%
 Lazard Mid Cap Portfolio(1)               0.69%        0.25%          0.05%      0.00%      0.99%       0.00%         0.99%
 Legg Mason Partners Aggressive Growth     0.63%        0.25%          0.02%      0.00%      0.90%       0.00%         0.90%
 Portfolio
 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Loomis Sayles Global Markets Portfolio    0.68%        0.25%          0.05%      0.00%      0.98%       0.00%         0.98%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.03%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Growth and Income Portfolio   0.50%        0.25%          0.03%      0.00%      0.78%       0.00%         0.78%
 Lord Abbett Mid Cap Value Portfolio(2)    0.68%        0.25%          0.07%      0.00%      1.00%       0.00%         1.00%
 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.03%      0.00%      1.14%       0.00%         1.14%
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.55%      0.00%      1.60%       0.45%         1.15%
 Met/Templeton International Bond          0.60%        0.25%          0.25%      0.00%      1.10%       0.00%         1.10%
 Portfolio(3)
 MFS (Reg. TM) Emerging Markets Equity     0.98%        0.25%          0.15%      0.00%      1.38%       0.00%         1.38%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.06%      0.00%      1.01%       0.00%         1.01%
  Portfolio
 PIMCO Inflation Protected Bond            0.49%        0.25%          0.04%      0.00%      0.78%       0.00%         0.78%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.05%      0.00%      0.78%       0.00%         0.78%
 Pioneer Fund Portfolio(4)(5)(6)           0.70%        0.25%          0.29%      0.00%      1.24%       0.00%         1.24%
 Rainier Large Cap Equity Portfolio        0.67%        0.25%          0.03%      0.00%      0.95%       0.00%         0.95%
 RCM Technology Portfolio                  0.88%        0.25%          0.09%      0.00%      1.22%       0.00%         1.22%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%       0.00%         1.03%
 Third Avenue Small Cap Value Portfolio    0.73%        0.25%          0.04%      0.00%      1.02%       0.00%         1.02%
 Turner Mid Cap Growth Portfolio           0.77%        0.25%          0.05%      0.00%      1.07%       0.00%         1.07%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.00%         0.86%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
METROPOLITAN SERIES FUND, INC.
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.04%      0.00%      0.59%       0.01%         0.58%
 Portfolio
 BlackRock Money Market Portfolio(7)       0.32%        0.25%          0.02%      0.00%      0.59%       0.01%         0.58%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.04%         0.84%
 Jennison Growth Portfolio                 0.63%        0.25%          0.04%      0.00%      0.92%       0.00%         0.92%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.04%      0.00%      1.10%       0.00%         1.10%
 Met/Dimensional International Small       0.82%        0.25%          0.44%      0.00%      1.51%       0.11%         1.40%
 Company Portfolio(3)
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.08%      0.00%      0.63%       0.01%         0.62%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.04%      0.00%      0.54%       0.01%         0.53%
 Morgan Stanley EAFE (Reg. TM) Index       0.30%        0.30%          0.12%      0.01%      0.73%       0.01%         0.72%
  Portfolio
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.07%      0.01%      0.63%       0.01%         0.62%
 Van Eck Global Natural Resources          0.80%        0.25%          0.29%      0.03%      1.37%       0.09%         1.28%
 Portfolio(3)
 Western Asset Management U.S.             0.48%        0.25%          0.04%      0.00%      0.77%       0.00%         0.77%
  Government
 Portfolio
 MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(8)   0.08%        0.25%          0.02%      0.60%      0.95%       0.00%         0.95%
 MetLife Moderate Strategy Portfolio(8)    0.07%        0.25%          0.00%      0.63%      0.95%       0.00%         0.95%
 MetLife Balanced Strategy Portfolio(8)    0.06%        0.25%          0.00%      0.67%      0.98%       0.00%         0.98%
 MetLife Growth Strategy Portfolio(8)      0.06%        0.25%          0.00%      0.71%      1.02%       0.00%         1.02%
 MetLife Aggressive Strategy               0.09%        0.25%          0.01%      0.74%      1.09%       0.00%         1.09%
  Portfolio(8)
 MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS ASSET ALLOCATION PORTFOLIOS
 American Funds Moderate Allocation        0.10%        0.55%          0.05%      0.42%      1.12%       0.05%         1.07%
 Portfolio(9)
 American Funds Balanced Allocation        0.10%        0.55%          0.05%      0.40%      1.10%       0.05%         1.05%
 Portfolio(9)
 American Funds Growth Allocation          0.10%        0.55%          0.05%      0.38%      1.08%       0.05%         1.03%
 Portfolio(9)
 MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.08%      0.89%      1.27%       0.08%         1.19%
  Strategy
 Portfolio(10)
 MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF                0.33%        0.25%          0.08%      0.20%      0.86%       0.03%         0.83%
 Portfolio(2)(5)(11)
 SSgA Growth ETF Portfolio(1)(5)(11)       0.33%        0.25%          0.08%      0.21%      0.87%       0.03%         0.84%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses include 0.02% of deferred expense reimbursement from a prior period.


(2) Other Expenses include 0.03% of deferred expense reimbursement from a prior period.

(3) The fees and expenses of the Portfolio are estimated for the year ending December 31, 2009.


(4) This is a new share class for this Portfolio. Operating expenses are estimated based on the Class A share expense history for 2008.


(5) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.


(6) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(7) Other Expenses include Treasury Guarantee Program expenses of 0.012% incurred for the period September 19, 2008 through December 31, 2008.


(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in portfolios of the American Funds Insurance Series (Reg. TM). Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(10) The Portfolio is a "fund of funds" that invests equally in three other portfolios of the Met Investors Series Trust: the Met/Franklin Income Portfolio, the Met/Franklin Mutual Shares Portfolio and the Met/Templeton Growth Portfolio. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee.


(11) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Enhanced Death Benefit (assuming the maximum 1.50% charge applies in all contract years), the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus II rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,455      (a)$2,714      (a)$3,914      (a)$7,010
       (b)$1,349      (b)$2,411      (b)$3,432      (b)$6,176


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                      Time Periods
   1 year         3 years        5 years       10 years
------------   ------------   ------------   ------------
   (a)$655      (a)$1,994      (a)$3,374      (a)$7,010
   (b)$549      (b)$1,691      (b)$2,892      (b)$6,176


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                         Time Periods
      1 year            3 years        5 years       10 years
------------------   ------------   ------------   ------------
       (a)$1,120      (a)$1,697      (a)$2,197      (a)$3,461
       (b)$1,014      (b)$1,381      (b)$1,674      (b)$2,436


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                     Time Periods
   1 year       3 years       5 years       10 years
------------   ---------   ------------   ------------
   (a)$320      (a)$977     (a)$1,657      (a)$3,461
   (b)$214      (b)$661     (b)$1,134      (b)$2,436




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. The minimum interest rate depends on the year your contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)



As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

As a result of the purchase payment credit feature of this contract, the contract is available only to prospective owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:


o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or


o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.


If you choose the Guaranteed Minimum Income Benefit Plus II, Lifetime Withdrawal Guarantee II, or Enhanced Death Benefit riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."



If you choose the GMIB Plus I rider or the Lifetime Withdrawal Guarantee I rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely among the fixed account, the BlackRock Money Market Portfolio, the American Funds Asset Allocation portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging
(EDCA) program, subject to restrictions).



If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. (See "Investment Options -

Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


ALLOCATION. If you elect the GMIB Plus II, the Lifetime Withdrawal Guarantee

II, or the Enhanced Death Benefit, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER
                                                                      ------
(A) OR (B) BELOW:


(A) You must allocate:



o 100% of your purchase payments or account value among the MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, American Funds Moderate Allocation Portfolio, American Funds Balanced Allocation Portfolio, SSgA Growth and Income ETF Portfolio, BlackRock Money Market Portfolio and/or the fixed account (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed investment portfolios).


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds Growth Allocation Portfolio,

Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF
Portfolio.



OR


(B) You must allocate:



o AT LEAST 30% of purchase payments or account value to Platform 1 portfolios and/or to the fixed account;


o  UP TO 70% of purchase payments or account value to Platform 2 portfolios;



o  UP TO 15% of purchase payments or account value to Platform 3 portfolios;
     and


o  UP TO 15% of purchase payments or account value to Platform 4 portfolios.



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York

Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and/or to the fixed account and you may allocate up to 85% of purchase payments or account value to Platform 2
         ---------
portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).


(See the "EDCA" section below for information on allocating purchase payments to the EDCA account under option (B).)



The investment options in each Platform are:


Platform 1
----------


     Fixed Account

     American Funds Bond Portfolio


     Barclays Capital Aggregate Bond Index Portfolio+


     BlackRock Money Market Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio

     American Funds Growth Portfolio

     American Funds International Portfolio

     American Funds Moderate Allocation Portfolio

     BlackRock High Yield Portfolio

     Davis Venture Value Portfolio

     Harris Oakmark International Portfolio

     Jennison Growth Portfolio


     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Met/Franklin Mutual Shares Portfolio

     Met/Franklin Templeton Founding Strategy Portfolio

     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Defensive Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     Metlife Stock Index Portfolio

     MFS (Reg. TM) Research International Portfolio


     Morgan Stanley EAFE (Reg. TM) Index Portfolio+

     Pioneer Fund Portfolio+


     Rainier Large Cap Equity Portfolio


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio


     Van Kampen Comstock Portfolio


Platform 3
----------



     Lazard Mid Cap Portfolio


     Lord Abbett Mid Cap Value Portfolio


     Met/Artisan Mid Cap Value Portfolio

     MetLife Mid Cap Stock Index Portfolio+


     T. Rowe Price Mid Cap Growth Portfolio

     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio

     Met/AIM Small Cap Growth Portfolio


     Met/Dimensional International Small Company Portfolio

     Met/Templeton International Bond Portfolio+


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     RCM Technology Portfolio


     Russell 2000 (Reg. TM) Index Portfolio+


     Third Avenue Small Cap Value Portfolio


     Van Eck Global Natural Resources Portfolio+


+ These portfolios are not available for investment prior to May 4, 2009.



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial purchase payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new purchase payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your account value on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your account value when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your account value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your account value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a purchase payment to the EDCA account, that entire purchase payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous purchase payments before allocating a purchase payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for purchase payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an account value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.


PURCHASE PAYMENT CREDIT


Your account value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial purchase payment and each subsequent purchase payment received by us prior to the contract anniversary immediately following your 81st birthday (if joint owners are named, the age of the oldest owner will apply and if a non-natural person owns the contract, then the annuitant's age will apply.)



The Purchase Payment Credit is an amount equal to 4% of the purchase payment. For contracts with purchase payments of $1,000,000 or more, the amount of the credit increases to 5%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total purchase payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.



You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, MetLife Investors USA will take back the Purchase Payment Credit(s) as described below.


Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable purchase payment. All Purchase Payment Credits are treated as earnings under the contract.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, we will return the account value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the account value that is attributable to the Purchase Payment Credits, or
(2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and MetLife Investors USA bears any loss. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit, the Compounded-Plus Death Benefit, and/or the Additional Death Benefit-Earnings Preservation Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $200 to your contract as a Purchase Payment Credit. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $12.50. We then divide $5,200 by $12.50 and credit your contract on Monday night with 416 accumulation units for the Lord Abbett Growth and Income Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios, the fixed account, and the EDCA account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


Series XC is not available to purchase payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.




3. INVESTMENT OPTIONS


The contract offers 50 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS USA INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each investment portfolio's 12b-1 Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.



We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C portfolios are available under the contract:



     American Funds Bond Portfolio (Class C)

     American Funds Growth Portfolio (Class C)

     American Funds International Portfolio (Class C)

     BlackRock High Yield Portfolio


     Clarion Global Real Estate Portfolio


     Harris Oakmark International Portfolio

     Lazard Mid Cap Portfolio

     Legg Mason Partners Aggressive Growth Portfolio

     Legg Mason Value Equity Portfolio

     Loomis Sayles Global Markets Portfolio

     Lord Abbett Bond Debenture Portfolio

     Lord Abbett Growth and Income Portfolio

     Lord Abbett Mid Cap Value Portfolio

     Met/AIM Small Cap Growth Portfolio

     Met/Franklin Mutual Shares Portfolio


     Met/Templeton International Bond Portfolio*+


     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio


     Pioneer Fund Portfolio+


     Rainier Large Cap Equity Portfolio

     RCM Technology Portfolio

     T. Rowe Price Mid Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio

     Turner Mid Cap Growth Portfolio

     Van Kampen Comstock Portfolio



* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+ These portfolios are not available for investment prior to May 4, 2009.




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



METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Barclays Capital Aggregate Bond Index Portfolio

         (Class G)+

     BlackRock Money Market Portfolio (Class B)


     Davis Venture Value Portfolio (Class E)


     Jennison Growth Portfolio (Class B)

     Met/Artisan Mid Cap Value Portfolio

         (formerly Harris Oakmark Focused Value Portfolio) (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)+

     MetLife Stock Index Portfolio (Class B)

     Morgan Stanley EAFE (Reg. TM) Index Portfolio (Class G)+

     Russell 2000 (Reg. TM) Index Portfolio (Class G)+

     Van Eck Global Natural Resources Portfolio (Class B)*+

     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+ These portfolios are not available for investment prior to May 4, 2009.




MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio




MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio

     SSgA Growth ETF Portfolio



TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the fixed account, but we have the right to reimpose them at any time.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the Enhanced Death Benefit, GMIB Plus I, GMIB Plus II, Lifetime Withdrawal Guarantee I or Lifetime Withdrawal Guarantee II rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."


o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:


o  The credited interest rate is equal to the guaranteed minimum rate;


o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/AIM Small Cap Growth, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, Morgan Stanley EAFE (Reg. TM) Index, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not



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


accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:


1.    STANDARD DOLLAR COST AVERAGING (DCA)


     This program allows you to systematically transfer a set amount each month from the fixed account or from a money market investment portfolio to any of the other available investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment (including Purchase Payment Credits applied to your contract) or account value is allocated to the dollar cost averaging program.



You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, the GMAB rider, or the Enhanced Death Benefit rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any available investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple purchase payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a business day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the investment portfolios on the next business day. EDCA interest will not be credited on the transfer amount between the selected day and the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. If you have selected the GMIB Plus II rider, the Lifetime Withdrawal Guarantee II rider, or the Enhanced Death Benefit rider, the fixed account is available for automatic rebalancing. The Automatic Rebalancing Program is not available if you have selected the GMAB rider.



EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason Partners Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason Partners Aggressive Growth Portfolio to increase those holdings to 60%.


DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM



The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.



METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio

     MetLife Moderate Strategy Portfolio

     MetLife Balanced Strategy Portfolio

     MetLife Growth Strategy Portfolio

     MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives and policies, MetLife Advisers' investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, MetLife Advisers will evaluate each portfolio's target allocation between equity and fixed income securities, including the allocation among sub-classes of these asset classes, based on the portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes to each portfolio's underlying investment portfolio target. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and to investment in the underlying investment portfolios, which may assist MetLife Advisers in determining the underlying investment portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying investment portfolios. MetLife Advisers is responsible for paying the consulting fees.


DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS


The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds Asset Allocation Portfolios.


AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------


     American Funds Moderate Allocation Portfolio

     American Funds Balanced Allocation Portfolio

     American Funds Growth Allocation Portfolio


Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series (Reg.
TM) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, MetLife Advisers will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.

Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/

return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to certain death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).



MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each investment portfolio.



This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:





      Annual Step-Up Death Benefit          0.20%*
      Compounded-Plus Death Benefit         0.35%*
      Additional Death Benefit -
Earnings
  Preservation Benefit                     0.25  %


*For contracts issued prior to May 1, 2003, the percentage charge for the Annual Step-Up Death Benefit is 0.10% and for the Compounded-Plus Death Benefit is 0.25% of the average daily net asset value of each investment portfolio.


Please check with your registered representative regarding which death benefits are available in your state.



If you select the Enhanced Death Benefit, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.75% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 0.95% of the death benefit base (see "Death Benefit - Optional Death Benefit - Enhanced Death Benefit" for a discussion of how the death benefit base is determined). If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


For contracts issued from February 24, 2009 through May 1, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.90% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to February 24, 2009, the percentage charge for the Enhanced Death Benefit is 0.65% of the death benefit base if you are age 69 or younger at issue and 0.85% of the death benefit base if you are age 70-75 at issue.


For contracts issued prior to May 4, 2009, if you elected both the Enhanced Death Benefit rider and the GMIB Plus II rider (described below), the percentage charge for the Enhanced Death Benefit is reduced by 0.05%.



ACCOUNT FEE


During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE



We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. GMIB I is not available for sale.


If you select the GMIB Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (see "Living Benefits - Guaranteed Income Benefits" for a discussion of how the income base is determined) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up under the GMIB Plus II rider, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up. If you select the GMIB Plus I rider, we will assess a charge during the accumulation phase equal to 0.80% of the income base at the time the rider charge is assessed. If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%. For contracts issued prior to February 24, 2009 for which the GMIB Plus II was elected, the rider charge equals 0.80% of the income base. For contracts issued prior to February 26, 2007 for which the GMIB Plus I was elected, the rider charge equals 0.75% of the income base.


If you selected the GMIB II rider or the GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed. For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.") For contracts issued on and after May 1, 2005, the rider charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.



The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/

account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit ("GWB") rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders). The GWB I rider is no longer available for purchase. Please check with your registered representative regarding which versions are available in your state.


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the Lifetime Withdrawal Guarantee II rider is equal to 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits -

Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

For contracts issued prior to February 24, 2009, the charge for the Lifetime Withdrawal Guarantee II rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") on the applicable contract anniversary, after applying any 7.25% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The charge for the Lifetime Withdrawal Guarantee I rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The charge for the Enhanced GWB rider is equal to 0.55% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (For contracts issued prior to July 16, 2007, the charge for the Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.) The charge for the GWB I rider is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.


The rider charge for the Lifetime Withdrawal Guarantee riders and the Guaranteed Withdrawal Benefit riders is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB rider or a Lifetime Withdrawal Guarantee rider is cancelled pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the most recent contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II rider, we may reset the Lifetime Withdrawal Guarantee II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. For contracts issued prior to February 24, 2009, the Maximum Optional Step-Up Charge is 1.25% (Single Life version) or 1.50% (Joint Life version). If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


If you elect an Optional Reset as permitted under the Enhanced GWB rider or the GWB I rider, we may increase the rider charge to the Enhanced GWB/GWB I rider charge applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 1.00% (for Enhanced GWB) or 0.95% (for GWB I) of the Guaranteed Withdrawal Amount. (For contracts issued prior to July 16, 2007, the maximum charge for the Enhanced GWB rider upon an Optional Reset is equal to 0.95% of the Guaranteed Withdrawal Amount.)


If one of the Lifetime Withdrawal Guarantee riders is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II") equals zero. If the Enhanced GWB or GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living

Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") equals zero.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale, effective for applications and necessary paperwork received on and after May 4, 2009. If you elected the GMAB, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:



1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This rider may not be available in your state. (Check with your registered representative regarding availability.)


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday (this requirement may be changed by us).



When you purchase the contract, the annuity date will be the first day of the calendar month after the annuitant's 90th birthday. You can change the annuity date at any time before the annuity date with 30 days prior notice to us, subject to restrictions that may apply in your state.



Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Guaranteed Minimum Income Benefit Plus or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments.




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If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation



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


feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")



Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.



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


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option. Current annuity option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.





6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o less any applicable pro rata GMIB, GWB, GMAB or Enhanced Death Benefit rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account, the EDCA account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio, fixed account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")



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


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - guaranteed income benefits and guaranteed withdrawal benefits:



Guaranteed Income Benefits
--------------------------


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I and GMIB Plus II)


o  Guaranteed Minimum Income Benefit (GMIB I and GMIB II)


Our guaranteed income benefit riders are designed to allow you to invest your account value in the market while at the same time assuring a specified guaranteed level of minimum fixed annuity payments if you elect the income phase. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual account value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee (LWG I and LWG II)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)



o  Guaranteed Withdrawal Benefit I (GWB I)



The GWB riders are designed to guarantee that at least the entire amount of purchase payments you make will be returned to you through a series of withdrawals without



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


annuitizing, regardless of investment performance, as long as withdrawals in any contract year do not exceed the maximum amount allowed under the rider.



With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



Prior to May 4, 2009, we offered the Guaranteed Minimum Accumulation Benefit
(GMAB). The GMAB is designed to guarantee that your account value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.



GUARANTEED INCOME BENEFITS


At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. Each version of these riders is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of investment performance during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



There are four different versions of the GMIB under this contract: GMIB Plus II, GMIB Plus I, GMIB II, and GMIB I. Please check with your registered representative regarding whether GMIB Plus II or GMIB Plus I is available in your state. GMIB II is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009. GMIB I is not available for sale.


Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



FACTS ABOUT GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB Plus II in contracts issued before February 24, 2009, and for GMIB Plus I, GMIB II and GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity




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


rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB rider, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.



OWNERSHIP. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.



GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS. The GMIB may have limited usefulness in connection with a Qualified Contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/Optional Reset) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.


Additionally, the GMIB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). The GMIB benefit may not be exercised until 10 years after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up/ Optional Reset), and the benefit provides guaranteed monthly fixed income payments for life (or joint lives, if applicable), with payments guaranteed for a specified number of years. However, the tax rules require distributions prior to the end of the 10-year waiting period, commencing generally in the year after the owner's death, and also prohibit payments for as long as the beneficiary's life in certain circumstances.



(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB PLUS II



In states where approved, the version of the GMIB Plus II described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, the GMIB Plus II rider is available only for owners up through age 78, and you can only elect the GMIB Plus II at the time you purchase the contract. THE GMIB PLUS II MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.



INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:



    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and



    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:


         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or



         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.



(See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)


In determining the GMIB Plus II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, Purchase Payment Credits are not included.



OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE GMIB PLUS II RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP. An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the GMIB Plus II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



The Optional Step-Up:




(1) resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the GMIB Plus II waiting period to the tenth contract anniversary following the date the Optional Step-Up took effect; and




(3) may reset the GMIB Plus II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.



On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the GMIB Plus II, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the GMIB Plus II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS II RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, and the GMIB Plus II investment allocation restrictions, described above, will no longer apply.


EXERCISING THE GMIB PLUS II RIDER. If you exercise the GMIB Plus II, you must elect to receive annuity payments under one of the following fixed annuity options:



(1)    Life annuity with 5 years of annuity payments guaranteed.




(2) Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).")



These options are described in the contract and the GMIB Plus II rider.



The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum for GMIB Plus II. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by law) your sex. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age
85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.



If you exercise the GMIB Plus II, your annuity payments will be the greater of:



o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or


o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.


If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.



The GMIB payout rates are enhanced under the following circumstances. If:


o  you begin withdrawals on or after your 62nd birthday;


o your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;


then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).


Alternatively, if:


o  you begin withdrawals on or after your 60th birthday;


o your account value is fully withdrawn or decreases to zero at or after your 60th birthday and there is an income base remaining; and


o the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

then the annual annuity payments under the GMIB Plus II rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).



If you choose not to receive annuity payments as guaranteed under the GMIB Plus II, you may elect any of the annuity options available under the contract.


TERMINATING THE GMIB PLUS II RIDER. Except as otherwise provided in the GMIB Plus II rider, the GMIB Plus II will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base);



    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB;


    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;



    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures;



    f)    The effective date of the Guaranteed Principal Option; or


    g) The date you assign your contract, subject to our administrative procedures.


When the GMIB Plus II rider terminates, the corresponding GMIB Plus II rider charge terminates and the GMIB Plus II investment allocation restrictions no longer apply.



For contracts issued from February 24, 2009 through May 1, 2009, the following
---------------------------------------------------------------
differences apply:


(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.


(2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year.


(3) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(4) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.


(6) The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 62nd birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 62nd birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


For contracts issued before February 24, 2009, differences (1) through (4)
---------------------------------------------
above apply, and the following replaces differences (5) and (6):


(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(6) The GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.



(See Appendix D for examples illustrating the operation of the GMIB Plus II.)


DESCRIPTION OF GMIB PLUS I


In states where the GMIB Plus I has been approved and the GMIB Plus II has not been approved, the GMIB Plus I is available only for owners up through age 75, and you can only elect GMIB Plus I at the time you purchase the contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.


GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:


(1) The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter.


(2) An "Optional Step-Up" under the GMIB Plus II rider is referred to as an "Optional Reset" under the GMIB Plus I rider. An Optional Reset is permitted only if: (a) the account value exceeds the Annual Increase Amount immediately before the reset; and (b) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.


(3) If your income base is increased due to an Optional Reset under the GMIB Plus I rider, we may increase the rider charge to the charge applicable to contract purchases of the same rider at the time of the increase, but to no more than a maximum of 1.50%.


(4) The Guaranteed Principal Option may be exercised on each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 86th birthday.


(5) We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus I rider and will allow Optional Resets by those purchasers even if this benefit is no longer offered for this class of contract.



(6) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).



(7) Termination provision g) above does not apply, and the following replaces termination provision a), above:


    The 30th day following the contract anniversary on or following your 85th birthday.


    and the following replaces termination provision d), above:


    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(8) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.


(9) If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event: (i) you begin withdrawals on or after your 60th birthday; (ii) your account value is fully withdrawn or decreases to zero on or after your 60th birthday and there is an income base remaining; and
     (iii) the annuity option you select is the single life annuity with 10 years of annuity payments guaranteed.


(10) If you elect the GMIB Plus I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


    (a)    the MetLife Defensive Strategy Portfolio

    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio


    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio




    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.




If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios.


For contracts issued before July 16, 2007, the enhanced GMIB payout rates
-----------------------------------------
described in item (9) above will not be applied.



For contracts issued before February 26, 2007, we offered a version of the GMIB
---------------------------------------------
Plus I that is no longer available. Under this prior version, when we calculate the Annual Increase Amount: (1) the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday; and (2) the amount of total withdrawal adjustments for a contract year will be set equal to the dollar amount of total withdrawals in such contract year, provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year. The rider charge for this prior version of the GMIB Plus I is 0.75% of the income base (with a maximum charge of 1.50% of the income base applicable upon the exercise of the Optional Reset feature). (See Appendix D for examples of the GMIB.)


For contracts issued before February 27, 2006, you may elect an Optional Reset
---------------------------------------------
under the GMIB Plus I as described above, except that: 1) you may elect an Optional Reset on any contract anniversary only on or after the third contract anniversary, and you may then elect an Optional Reset at any subsequent contract anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above; the Automatic Annual Step-Up feature is not available. By endorsement, we have enhanced your contract to change the frequency of the Optional Resets from every third contract anniversary to every contract anniversary. You will also be able to elect Automatic Annual Step-Ups, as described above.


DESCRIPTION OF GMIB II



The GMIB II rider is no longer available for sale, effective for contracts issued based on applications and necessary information received at our Annuity Service Center on and after May 4, 2009.


In states where approved, GMIB II was available only for owners up through age 75, and you could only elect GMIB II at the time you purchased the contract. GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary on or following the owner's 85th birthday.



GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:


(1) The additional charge for GMIB II is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").


(2) The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:


    a. the annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter, and


    b. the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in such contract year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year.


(3)    There is no Guaranteed Principal Option.


(4)    There is no Optional Reset feature.

(5) The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants is greater than 10 years; this limitation only applies to joint annuitants who are not spouses).


(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)    The following replaces termination provision a), above:



    The 30th day following the contract anniversary on or following your 85th birthday.



(8)    The following replaces termination provision d), above:



    Death of the owner or joint owner (unless the spouse (age 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract.



(9)    The following replaces termination provision e), above:



    A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.



(10)    Termination provisions f) and g), above, do not apply.


(11) There are no limitations to how you may allocate your purchase payments and account value among the investment portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



(See Appendix D for examples illustrating the operation of GMIB II.)


DESCRIPTION OF GMIB I



The GMIB I rider is not available for sale.


In states where approved, you could only elect the GMIB I rider at the time you purchased the contract and if you were age 75 or less. Once elected, the rider cannot be terminated except as described below. GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.



GMIB I is identical to GMIB II, with the following exceptions:


(1) The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II-Income Base", except that:



    a) Withdrawals may be payable as you direct without affecting the withdrawal adjustments;


    b) The annual increase rate is 6% per year through the contract anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and


    c) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.



(2) The following replaces termination provision d), above:


     Death of the owner or death of the annuitant if a non-natural person owns the contract.


(3) If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses, the GMIB I rider terminates (even if there remains any income base) and no payments will be made under the rider.



We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "Death Benefit -

General Death Benefit Provisions.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the contract offered by this prospectus who have elected GMIB I.


GUARANTEED WITHDRAWAL BENEFITS



We offer optional guaranteed withdrawal benefit riders for an additional charge. There are four different versions of the GWB under this contract:
Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG
I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). LWG I is only offered in states where LWG II has not yet been approved. GWB I is no longer available for purchase. Additionally, there may be versions of each rider that vary by issue date and state availability. Please check with your registered representative regarding which version(s) are available in your state.



Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee riders guarantee income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)



If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and another living benefit (GMIB or GMAB) or the Enhanced Death Benefit rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.



FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the Enhanced GWB and GWB I, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee riders after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee), Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the Enhanced GWB or GWB I rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base, as described below, equals zero.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first nine years following receipt of the applicable purchase payment. (See



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


"Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the Enhanced GWB and GWB I riders are not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.


(See Appendix E for examples of the GWB riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



In states where approved, the version of the Lifetime Withdrawal Guarantee II described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has different investment allocation restrictions - see "Purchase - Investment Allocation Restrictions for Certain Riders"), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE ENTIRE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCED THE ACCOUNT VALUE. WE REFER TO THIS TYPE OF WITHDRAWAL AS AN EXCESS WITHDRAWAL.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). IF, HOWEVER, YOU TAKE AN EXCESS WITHDRAWAL, THEN WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGES) REDUCES THE ACCOUNT VALUE.



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


7.25% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the second withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (6% Withdrawal Rate if you make your first withdrawal on or after the date you reach age 76).


IT IS IMPORTANT TO NOTE:


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero. This means if your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your purchase payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your account value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that contract year that the account value was depleted, and beginning in the following contract year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation). Therefore, you will be guaranteed income for life.


o If you take your first withdrawal on or after the date you reach age 76, your Annual Benefit payment will be set equal to a 6% Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount.


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 7.25% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR SECOND WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



o At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG II rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the LWG II rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II rider. (See "Federal Income Tax Status - Withdrawals.")



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have made an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE 5% WITHDRAWAL RATE (6% WITHDRAWAL RATE IF YOU MAKE YOUR FIRST WITHDRAWAL ON OR AFTER THE DATE YOU REACH AGE 76).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your account value to decline to zero.



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (or 6% if you make your first withdrawal on or after the date you reach age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 91st birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).



The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the date you reach age 76); and




o may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued before February 24, 2009, the maximum charge upon an
---------------------------------------------
Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).



In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $10,000,000, because the Total Guaranteed Withdrawal



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


Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.


JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 80 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the contract owner died (or before the first joint owner died), the Withdrawal Rate upon continuation of the contract and LWG II rider by the spouse will be based on the age of the contract owner, or oldest joint owner, at the time the first withdrawal was taken (see "Annual Benefit Payment" above).


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the LWG II.


For contracts issued prior to February 24, 2009, the current charge for the
-----------------------------------------------
Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%).



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or



(8) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.


ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the owner or joint owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit



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


provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the LWG II rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


In states where the Lifetime Withdrawal Guarantee II is not yet approved, we offer (in states where approved) the Lifetime Withdrawal Guarantee I rider. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal.

However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will



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



reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the account value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we
-----
increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. On the other hand, if you elect the LWG II rider, on each contract anniversary until the earlier of: (a) the date of the second withdrawal from
                                                      ------
the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.


ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate (there is no 6% Withdrawal Rate for taking later withdrawals).



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. Automatic Annual Step-Ups may occur on each contract anniversary prior to the owner's 86th birthday.



RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Guaranteed Withdrawal Benefit - Rider Charge").


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


     (a)    the MetLife Defensive Strategy Portfolio


    (b)    the MetLife Moderate Strategy Portfolio


    (c)    the MetLife Balanced Strategy Portfolio


    (d)    the MetLife Growth Strategy Portfolio



    (e)    the American Funds Moderate Allocation Portfolio


    (f)    the American Funds Balanced Allocation Portfolio


    (g)    the American Funds Growth Allocation Portfolio




    (h)    the Met/Franklin Templeton Founding Strategy Portfolio


    (i)    the SSgA Growth and Income ETF Portfolio


    (j)    the SSgA Growth ETF Portfolio


    (k)    the BlackRock Money Market Portfolio.




You may also elect to participate in the DCA or EDCA programs, provided that your destination investment portfolios are one or more of the above listed investment portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent purchase payment, and by the 5% GWB Bonus
     Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option

     (currently, you may not apply amounts less than your entire account value to an annuity option); and


o If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year (including any applicable withdrawal charge) exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT

ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset;


o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we charge for the same rider at the time of the reset, up to the maximum charge of 1.00%.



You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your account value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person).


We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.


If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your account value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.


In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)


It is possible to elect a one-time Optional Reset when the account value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the account value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the account value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your account value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your account value is larger than the Guaranteed Withdrawal Amount.


Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).


For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.



CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.


TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:


(1)    the date you make a full withdrawal of your account value;


(2)    the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your account value (whatever account value is available will be applied to pay the annual Enhanced GWB rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant if the owner is a non-natural person) for any reason;


(6)    the effective date of cancellation of the rider; or


(7)    the termination of your contract.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the Enhanced GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Enhanced GWB rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I



The GWB I rider is no longer available for purchase.


The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five contract years instead of every contract year; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; and (5) you do not have the ability to cancel the rider following your fifth contract anniversary.



By endorsement, the GWB I rider has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three contract years. You may now elect an Optional Reset under the GWB I starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), and you may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset.


GUARANTEED MINIMUM ACCUMULATION BENEFIT



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale, effective for applications and necessary paperwork received on and after May 4, 2009.



The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you have elected the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen.No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio    130%               10 years
MetLife Moderate
Strategy Portfolio    120%               10 years
MetLife Balanced
Strategy Portfolio    110%               10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options - Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider or the Enhanced Death Benefit rider in effect at the same time.



BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total account value.


     EXAMPLE:


   Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.

At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.


Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


     EXAMPLE:


   Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.


Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. The GMAB is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA contract (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) because, under tax rules, such contracts generally require distributions to commence by the end of the calendar year following the year of the owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

SUMMARY OF LIVING BENEFIT RIDERS


The chart below highlights certain differences among the living benefit riders. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*





                                         INCOME
                                       GUARANTEES
                                        GMIB PLUS
                                         I & II
 LIFETIME INCOME              Yes (after waiting period)
 BENEFIT RIDER INVOLVES                   Yes
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/       Prior to annuitization
 WAITING PERIOD                  Must wait 10 years to
                            annuitize under rider; Optional
                              Step-Up/2/ restarts waiting
                             period; withdrawals available
                                      immediately
 RESET/STEP-UP                            Yes
 MAY INVEST IN VARIABLE         Prior to annuitization
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                    Yes
 REQUIREMENTS
 ABILITY TO CANCEL RIDER     Yes, after 10 years, can take
                               lump-sum option under the
                                    GPO provisions
 DEATH BENEFIT             Prior to annuitization, contract
                               death benefit available/3/
 CURRENT RIDER CHARGES/4/      GMIB Plus II: 1.00%; GMIB
                                     Plus I: 0.80%



                                                        WITHDRAWAL
                                                        GUARANTEES
                                  LIFETIME WITHDRAWAL
                                   GUARANTEE I & II                     ENHANCED GWB
 LIFETIME INCOME            Yes (if first withdrawal on or                 No
                                  after age 59 1/2)
 BENEFIT RIDER INVOLVES                   No                               No
 ANNUITIZATION
 WITHDRAWALS PERMITTED/1/                Yes                               Yes
 WAITING PERIOD             None (age 59 1/2 for lifetime                 None
                                     withdrawals)
 RESET/STEP-UP                           Yes                               Yes
 MAY INVEST IN VARIABLE                  Yes                               Yes
 INVESTMENT OPTIONS
 INVESTMENT ALLOCATION                   Yes                               No
 REQUIREMENTS
 ABILITY TO CANCEL RIDER       Yes, at 5th, 10th & 15th       Yes, within 90 days after 5th
                            contract anniversary, annually        contract anniversary
                           thereafter; or, lump-sum option
                            under the GPA provisions after
                                       15 years
 DEATH BENEFIT                Contract death benefit or      Ability to receive Benefit Base
                            alternate rider death benefit   in series of payments instead of
                            available; ability to receive        contract death benefit
                                 Remaining Guaranteed
                             Withdrawal Amount in series
                           of payments instead of contract
                                    death benefit
 CURRENT RIDER CHARGES/4/    LWG II: 1.25% (Single Life                    0.55%
                            version) or 1.50% (Joint Life
                            version); LWG I: 0.50% (Single
                            Life version) or 0.70% (Joint
                                    Life version)



--------

* For descriptions of the GMIB I, GMIB II, and GWB I riders, which are no longer available as of May 4, 2009, please see "Living Benefits" above.



(1) Withdrawals will reduce the living and death benefits and account value.


(2) For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."


(3) If the contract is annuitized, annuity payments may be guaranteed for a certain period of time (depending on the annuity option selected) and therefore payable upon death of the annuitant. See "Annuity Payments (The Income Phase)" and the rider descriptions for more information.



(4) Certain rider charges may increase upon an Optional Step-Up or Optional Reset. Generally, rider charges are assessed as a percentage of the guaranteed benefit rather than account value. For example, the charge for GMIB Plus II is 1.00% of the income base. See the Expenses section and the individual rider descriptions for more information.

8. PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, depending on availability in your state, you can select the optional Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider, or the Enhanced Death Benefit rider and you can also select the Additional Death Benefit-Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the Annual Step-Up Death Benefit rider, the Compounded-Plus Death Benefit rider or the Earnings Preservation Benefit. If you are 76 years old or older at the effective date of your contract, you are not eligible to select the Enhanced Death Benefit rider.


The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.


Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolios until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.



If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


For purposes of calculating the death benefits, purchase payments do not include Purchase Payment Credits.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)



OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT



In states where approved, the version of the Enhanced Death Benefit described below is available for contracts issued based on applications and necessary information that we receive in good order at our Annuity Service Center on and after May 4, 2009. In order for us to issue you the previous version of this rider (that has a lower charge and different features), we must receive your application and necessary information at our Annuity Service Center, in good order, before the close of the New York Stock Exchange on May 1, 2009.


In states where approved, you may select the Enhanced Death Benefit rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you either (a) have not elected any living benefit rider or (b) have elected the GMIB Plus II rider.



If you select the Enhanced Death Benefit rider, the amount of the death benefit will be the greater of:


(1)    the account value; or


(2)    the death benefit base.



The DEATH BENEFIT BASE provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year.



The death benefit base is the greater of (a) or (b) below:


    (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:



         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter. The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than 5% of the Annual Increase Amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.



The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.



For contracts issued based on applications and necessary information received
-----------------------------------------------------------------------------
in good order at our Annuity Service Center on or before May 1, 2009, we
--------------------------------------------------------------------
offered a version of the Enhanced Death Benefit rider that is no longer available. The prior version is the same as the current version except that:
(1) the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6% with respect to (b)(i) and (ii) above; (2) different investment allocation restrictions apply (see "Purchase - Investment Allocation Restrictions for Certain Riders");

and (3) different rider charges apply (see "Expenses - Death Benefit Rider Charges").



OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


The Optional Step-Up will:


    (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and


    (b) Reset the Enhanced Death Benefit rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.


On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.


When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:


1)    a one time Optional Step-Up at any contract anniversary; or


2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


If you have also elected the GMIB Plus II rider and you elect Optional Step-Ups to occur under the Automatic Annual Step-up, it will remain in effect through the seventh contract anniversary following the date you make the election. You may make a new election if you want Automatic Annual Step-Ups to continue after the seventh contract anniversary.


You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic Annual Step-Ups, the Enhanced Death Benefit rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.



INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit rider, there are certain investment allocation restrictions. (See "Purchase - Investment Allocation Restrictions for Certain Riders.") If you elect the Enhanced Death Benefit, you may not participate in the Dollar Cost Averaging
(DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



TERMINATION OF THE ENHANCED DEATH BENEFIT. The Enhanced Death Benefit will terminate upon the earliest of:


a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);

b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;


c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);


d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;


e) The date you assign your contract, subject to our administrative procedures;


f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or


g)    Termination of the contract to which this rider is attached.


(See Appendix F for examples of the Enhanced Death Benefit.)


OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS


In states where the Compounded-Plus death benefit rider has been approved and the Enhanced Death Benefit has not been approved, you may select the Compounded-Plus death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:


(1)    the account value; or



(2)    the greater of (a) or (b) below:



    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:


         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and


         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:


    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and


    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).



(See Appendix F for examples of the Compounded-Plus death benefit rider.)



ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and


(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.


                               Benefit Percentage



   Issue Age               Percentage
----------------------
   Ages 69 or younger    40%
   Ages 70-79            25%
   Ages 80 and above      0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


Please check with your registered representative regarding the availability of the following in your state.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death.



If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value and/or an annual increase amount (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify



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your election. The Controlled Payout is only available to Non-Qualified
Contracts (see "Federal Income Tax Status").




10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining



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after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year



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to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in



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which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.



SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of




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


the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



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o  The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the



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


favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

METLIFE INVESTORS USA



MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York), the District of Columbia and Puerto Rico. Our name was changed to Security First Life Insurance Company on September 27, 1979. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



We are a member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, MetLife Investors USA Separate Account A (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of MetLife Investors USA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See



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"Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular investment portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 8% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.


Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.


We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.

Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.


o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors USA, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors USA does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors USA to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                      1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008301          7.004420         9,286,471.2884
=============                            ==== ==========       =========         =========        ===============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038300          8.943139           790,860.6104
=============                            ==== ==========       =========         =========        ===============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998301          6.353235        16,408,181.3342
=============                            ==== ==========       =========         =========        ===============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988302          5.753720         2,481,892.0547
=============                            ==== ==========       =========         =========        ===============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088298          6.048679         1,701,002.1431
=============                            ==== ==========       =========         =========        ===============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018301          7.677443         7,364,007.6845
=============                            ==== ==========       =========         =========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.521641         12.346921           145,114.5742
=============                            ==== ==========       =========         =========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.998726         12.820747         1,285,526.3249
   01/01/2005                             to  12/31/2005       12.820747         14.301354         1,037,085.5635
   01/01/2006                             to  12/31/2006       14.301354         19.374246         1,550,846.3065
   01/01/2007                             to  12/31/2007       19.374246         16.212180         1,281,966.1503
   01/01/2008                             to  12/31/2008       16.212180          9.310030         1,268,369.7004
=============                            ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762         1,102,347.7665
  01/01/2005    to  12/31/2005       11.959762         13.252669         1,255,052.0060
  01/01/2006    to  12/31/2006       13.252669         15.097059         1,840,179.4484
  01/01/2007    to  12/31/2007       15.097059         15.323863         1,974,328.5432
  01/01/2008    to  12/31/2008       15.323863          9.644499         1,472,172.0346
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.931888             4,037.2252
  01/01/2002    to  12/31/2002       10.931888          8.816298           276,216.8987
  01/01/2003    to  12/31/2003        8.816298         11.716282         2,862,323.8722
  01/01/2004    to  12/31/2004       11.716282         13.903248         3,433,073.0381
  01/01/2005    to  12/31/2005       13.903248         15.639015         3,053,798.5167
  01/01/2006    to  12/31/2006       15.639015         19.841608         3,839,493.5102
  01/01/2007    to  12/31/2007       19.841608         19.316263         3,627,717.1768
  01/01/2008    to  12/31/2008       19.316263         11.242663         3,364,589.0969
============   ==== ==========       =========         =========         ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.987487            20,124.3000
  01/01/2002    to  12/31/2002       10.987487          9.648180           538,310.0754
  01/01/2003    to  12/31/2003        9.648180         11.986389         2,255,146.6683
  01/01/2004    to  12/31/2004       11.986389         13.501246         1,793,295.2164
  01/01/2005    to  12/31/2005       13.501246         14.365513         1,502,465.8760
  01/01/2006    to  12/31/2006       14.365513         16.220973         1,416,020.0097
  01/01/2007    to  12/31/2007       16.220973         15.537278         1,317,758.5597
  01/01/2008    to  12/31/2008       15.537278          9.438450         1,228,489.0497
============   ==== ==========       =========         =========         ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.299489           375,946.0256
  01/01/2002    to  12/31/2002        7.299489          5.186539         1,550,682.3521
  01/01/2003    to  12/31/2003        5.186539          6.684840         4,963,173.8274
  01/01/2004    to  12/31/2004        6.684840          7.137295         4,250,790.1304
  01/01/2005    to  12/31/2005        7.137295          7.981937         2,950,067.8894
  01/01/2006    to  12/31/2006        7.981937          7.722873         3,052,274.0469
  01/01/2007    to  12/31/2007        7.722873          7.775812         2,788,672.1390
  01/01/2008    to  12/31/2008        7.775812          4.666062         2,606,397.3735
============   ==== ==========       =========         =========         ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246967         10.622902            11,199.5403
  01/01/2006    to  12/31/2006       10.622902         11.148484           782,041.0111
  01/01/2007    to  12/31/2007       11.148484         10.327747         1,025,605.6494
  01/01/2008    to  12/31/2008       10.327747          4.614768         1,168,109.3867
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074         193,617.3219
  01/01/2007    to  12/31/2007       10.329074         13.001983       1,346,098.4166
  01/01/2008    to  12/31/2008       13.001983          7.775588       1,411,345.9994
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.962133         337,551.0448
  01/01/2002    to  12/31/2002       13.962133         13.668578       2,112,043.8536
  01/01/2003    to  12/31/2003       13.668578         16.036858       6,432,602.9652
  01/01/2004    to  12/31/2004       16.036858         17.079057       5,049,160.4140
  01/01/2005    to  12/31/2005       17.079057         17.068231       3,421,340.7498
  01/01/2006    to  12/31/2006       17.068231         18.343828       3,378,801.5732
  01/01/2007    to  12/31/2007       18.343828         19.243149       3,061,412.7241
  01/01/2008    to  12/31/2008       19.243149         15.421699       2,165,582.5177
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.344503         194,262.4069
  01/01/2002    to  12/31/2002       41.344503         33.332049       1,007,684.6491
  01/01/2003    to  12/31/2003       33.332049         42.905952       2,717,972.9723
  01/01/2004    to  12/31/2004       42.905952         47.587002       2,478,937.4046
  01/01/2005    to  12/31/2005       47.587002         48.446417       1,980,166.9179
  01/01/2006    to  12/31/2006       48.446417         56.187289       1,972,468.7829
  01/01/2007    to  12/31/2007       56.187289         57.377185       1,815,200.8221
  01/01/2008    to  12/31/2008       57.377185         35.967814       1,494,179.9768
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142292         16.548409         241,799.2491
============   ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.848284          28,117.1670
  01/01/2002    to  12/31/2002       11.848284          8.457339         885,410.3746
  01/01/2003    to  12/31/2003        8.457339         11.563798       2,268,579.5739
  01/01/2004    to  12/31/2004       11.563798         12.117839       3,030,400.5294
  01/01/2005    to  12/31/2005       12.117839         12.918267       2,267,560.3441
  01/01/2006    to  12/31/2006       12.918267         14.524142       2,367,140.1379
  01/01/2007    to  12/31/2007       14.524142         15.882719       2,161,461.2596
  01/01/2008    to  12/31/2008       15.882719          9.581346       2,002,986.7571
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315         391,745.7640
============   ==== ==========       =========         =========       ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370       5,685,455.7042
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.056476           266,878.5685
  01/01/2002    to  12/31/2002        8.056476          6.281590           901,094.8229
  01/01/2003    to  12/31/2003        6.281590          7.690349         1,817,499.2312
  01/01/2004    to  11/19/2004        7.690349          7.889764         2,035,854.2350
============   ==== ==========       =========         =========        ===============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975           234,049.8683
  01/01/2007    to  12/31/2007       10.467975         14.080259         1,220,647.4457
  01/01/2008    to  12/31/2008       14.080259          6.164667         1,509,674.5267
============   ==== ==========       =========         =========        ===============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.371336           253,462.5773
  01/01/2002    to  12/31/2002        8.371336          7.269814         1,423,606.5757
  01/01/2003    to  12/31/2003        7.269814          9.451731         2,681,802.5049
  01/01/2004    to  12/31/2004        9.451731         11.126240         3,948,676.3779
  01/01/2005    to  12/31/2005       11.126240         12.754761         3,011,325.8171
  01/01/2006    to  12/31/2006       12.754761         15.895291         3,499,951.2116
  01/01/2007    to  12/31/2007       15.895291         17.729518         3,511,942.6595
  01/01/2008    to  12/31/2008       17.729518         10.060674         3,198,990.1678
============   ==== ==========       =========         =========        ===============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.456989           612,798.0288
  01/01/2002    to  12/31/2002        8.456989          6.267067         3,252,130.4928
  01/01/2003    to  12/31/2003        6.267067          7.931148         9,406,939.8845
  01/01/2004    to  12/31/2004        7.931148          8.308913        10,385,882.8179
  01/01/2005    to  12/31/2005        8.308913          8.567167         7,959,046.9005
  01/01/2006    to  12/31/2006        8.567167          9.078212         7,444,317.5078
  01/01/2007    to  12/31/2007        9.078212         10.214981         6,205,886.9023
  01/01/2008    to  12/31/2008       10.214981          5.436980         4,874,485.1240
============   ==== ==========       =========         =========        ===============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465         4,619,316.3976
  01/01/2004    to  12/31/2004       10.425465         11.189656         5,890,782.1348
  01/01/2005    to  12/31/2005       11.189656         11.170860         4,640,469.4529
  01/01/2006    to  12/31/2006       11.170860         11.042066         4,659,084.7052
  01/01/2007    to  12/31/2007       11.042066         12.045226         4,427,688.3956
  01/01/2008    to  12/31/2008       12.045226         11.042431         4,193,140.1536
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.523893         594,267.2482
  01/01/2002    to  12/31/2002       10.523893         11.325063       4,438,758.8429
  01/01/2003    to  12/31/2003       11.325063         11.631034       8,254,960.4589
  01/01/2004    to  12/31/2004       11.631034         12.022053       7,156,721.7548
  01/01/2005    to  12/31/2005       12.022053         12.103714       6,140,732.1433
  01/01/2006    to  12/31/2006       12.103714         12.456484       6,241,551.6398
  01/01/2007    to  12/31/2007       12.456484         13.191600       6,255,575.1940
  01/01/2008    to  12/31/2008       13.191600         13.041402       8,296,227.4988
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362         252,989.2550
  01/01/2008    to  12/31/2008        9.981362          5.718913       1,161,347.4325
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.086250         213,915.6068
  01/01/2002    to  12/31/2002        6.086250          2.952425         883,327.5873
  01/01/2003    to  12/31/2003        2.952425          4.580635       1,633,943.3731
  01/01/2004    to  12/31/2004        4.580635          4.315511       2,454,413.2550
  01/01/2005    to  12/31/2005        4.315511          4.717416       1,827,496.1004
  01/01/2006    to  12/31/2006        4.717416          4.893393       2,017,174.2673
  01/01/2007    to  12/31/2007        4.893393          6.336505       3,201,065.8191
  01/01/2008    to  12/31/2008        6.336505          3.465479       2,631,543.4709
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366077          8.529445          29,380.4125
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746232          7.819798          36,119.5934
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.226988         413,454.3044
  01/01/2002    to  12/31/2002        8.226988          4.533110       1,942,616.5055
  01/01/2003    to  12/31/2003        4.533110          6.098811       6,058,122.8378
  01/01/2004    to  12/31/2004        6.098811          7.075043       5,077,616.0133
  01/01/2005    to  12/31/2005        7.075043          7.985522       4,887,124.2422
  01/01/2006    to  12/31/2006        7.985522          8.347710       5,129,926.6394
  01/01/2007    to  12/31/2007        8.347710          9.668240       5,322,789.3870
  01/01/2008    to  12/31/2008        9.668240          5.735290       5,132,099.7437
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.224231           574,173.6446
  01/01/2003    to  12/31/2003        8.224231         11.452136         3,289,763.0104
  01/01/2004    to  12/31/2004       11.452136         14.264232         3,613,703.7635
  01/01/2005    to  12/31/2005       14.264232         16.219476         3,159,008.3602
  01/01/2006    to  12/31/2006       16.219476         18.067717         3,490,210.3731
  01/01/2007    to  12/31/2007       18.067717         17.250907         3,167,307.4367
  01/01/2008    to  12/31/2008       17.250907         11.919451         2,780,972.3099
============   ==== ==========       =========         =========        ===============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863           807,745.9515
  01/01/2005    to  12/31/2005       11.103863         12.175337           526,216.8326
  01/01/2006    to  12/31/2006       12.175337         12.716515           822,609.2209
  01/01/2007    to  12/31/2007       12.716515         15.543311         1,012,832.9945
  01/01/2008    to  12/31/2008       15.543311          7.912081         1,009,535.9246
============   ==== ==========       =========         =========        ===============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357           290,014.4667
  01/01/2006    to  12/31/2006       10.465357         11.959052         1,032,186.8204
  01/01/2007    to  12/31/2007       11.959052         11.480694         1,188,014.5277
  01/01/2008    to  12/31/2008       11.480694          7.244190         1,275,126.3041
============   ==== ==========       =========         =========        ===============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900777          9.995162         3,039,676.2882
  01/01/2006    to  12/31/2006        9.995162         10.289758         3,814,479.9963
  01/01/2007    to  12/31/2007       10.289758         10.618384         5,599,625.4943
  01/01/2008    to  12/31/2008       10.618384         10.726365        12,915,180.5981
============   ==== ==========       =========         =========        ===============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.142394           431,445.5300
  01/01/2002    to  12/31/2002       10.142394         10.095861         2,283,173.6792
  01/01/2003    to  12/31/2003       10.095861          9.983746         2,948,898.2150
  01/01/2004    to  12/31/2004        9.983746          9.892815         2,479,422.6610
  01/01/2005    to  04/30/2005        9.892815          9.900912            71,090.2589
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.144691         642,550.3776
  01/01/2002    to  12/31/2002       10.144691          8.335400       3,375,423.5555
  01/01/2003    to  12/31/2003        8.335400         10.729806       7,298,409.0367
  01/01/2004    to  12/31/2004       10.729806         11.847038       8,923,006.6889
  01/01/2005    to  12/31/2005       11.847038         12.847742       7,396,347.7022
  01/01/2006    to  12/31/2006       12.847742         14.473087       7,633,129.8588
  01/01/2007    to  12/31/2007       14.473087         14.880819       7,686,213.7456
  01/01/2008    to  12/31/2008       14.880819          8.870125       7,319,063.5121
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.933782         485,066.9543
  01/01/2002    to  12/31/2002       11.933782         10.684902       2,278,921.2261
  01/01/2003    to  12/31/2003       10.684902         13.921813       5,568,162.6649
  01/01/2004    to  12/31/2004       13.921813         15.030239       4,728,111.6992
  01/01/2005    to  12/31/2005       15.030239         16.236413       4,041,727.0568
  01/01/2006    to  12/31/2006       16.236413         17.933554       3,962,750.8350
  01/01/2007    to  12/31/2007       17.933554         16.407030       3,413,682.7803
  01/01/2008    to  12/31/2008       16.407030          8.701509       3,018,941.4287
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.620419       1,050,939.2922
  01/01/2003    to  12/31/2003        7.620419          9.731099       3,449,109.3346
  01/01/2004    to  12/31/2004        9.731099         10.437354       3,838,975.7645
  01/01/2005    to  12/31/2005       10.437354         11.668521       2,877,686.1189
  01/01/2006    to  12/31/2006       11.668521         11.779506       3,022,831.1946
  01/01/2007    to  12/31/2007       11.779506         12.918182       2,769,925.0974
  01/01/2008    to  12/31/2008       12.918182          8.070513       2,479,181.6819
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319             319.1318
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.846117          60,513.3225
  01/01/2002    to  12/31/2002       10.846117          8.274548         974,270.3069
  01/01/2003    to  12/31/2003        8.274548         10.418203       2,321,792.9079
  01/01/2004    to  12/31/2004       10.418203         11.311929       3,866,252.2493
  01/01/2005    to  12/31/2005       11.311929         11.625825       3,980,676.4049
  01/01/2006    to  12/31/2006       11.625825         13.185925       3,772,231.0537
  01/01/2007    to  12/31/2007       13.185925         13.627858       3,599,478.2320
  01/01/2008    to  12/31/2008       13.627858          8.418195       2,609,181.7693
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317             47,979.6539
  01/01/2006    to  12/31/2006       15.524317         15.884610            161,548.7856
  01/01/2007    to  12/31/2007       15.884610         16.269782            266,886.4325
  01/01/2008    to  12/31/2008       16.269782         15.933627            616,218.0613
============   ==== ==========       =========         =========        ================
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009          2,649,613.2340
  01/01/2005    to  12/31/2005       10.689009         11.617570          5,300,779.7737
  01/01/2006    to  12/31/2006       11.617570         13.000581          7,468,528.3660
  01/01/2007    to  12/31/2007       13.000581         13.169061          7,419,034.2610
  01/01/2008    to  12/31/2008       13.169061          7.674018          6,565,938.1178
============   ==== ==========       =========         =========        ================
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980         19,253,700.8800
  01/01/2005    to  12/31/2005       10.392980         10.962390         41,877,501.8531
  01/01/2006    to  12/31/2006       10.962390         12.087152         64,425,856.1014
  01/01/2007    to  12/31/2007       12.087152         12.481300         86,637,148.3553
  01/01/2008    to  12/31/2008       12.481300          8.364141         88,399,855.1715
============   ==== ==========       =========         =========        ================
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092          2,013,349.9680
  01/01/2005    to  12/31/2005       10.109092         10.399957          6,980,567.5684
  01/01/2006    to  12/31/2006       10.399957         11.123726          9,747,921.0275
  01/01/2007    to  12/31/2007       11.123726         11.600009         12,585,727.7053
  01/01/2008    to  12/31/2008       11.600009          9.062519         23,441,972.6171
============   ==== ==========       =========         =========        ================
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907         15,209,446.5400
  01/01/2005    to  12/31/2005       10.603907         11.393996         32,218,154.4778
  01/01/2006    to  12/31/2006       11.393996         12.744446         64,374,999.9162
  01/01/2007    to  12/31/2007       12.744446         13.137431        104,224,424.3930
  01/01/2008    to  12/31/2008       13.137431          8.036651        113,605,082.4786
============   ==== ==========       =========         =========        ================
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313          6,153,817.0840
  01/01/2005    to  12/31/2005       10.229313         10.657886         13,175,600.1368
  01/01/2006    to  12/31/2006       10.657886         11.568201         19,584,843.4273
  01/01/2007    to  12/31/2007       11.568201         12.096278         26,417,788.6885
  01/01/2008    to  12/31/2008       12.096278          8.763057         33,396,361.5478
============   ==== ==========       =========         =========        ================

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007643          6.975502         180,159.4187
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037642          8.906301          16,492.7732
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997644          6.326981         258,598.1531
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987645          5.729921          25,611.9799
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087639          6.023690           8,835.0465
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017643          7.645773          93,907.0604
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.404580         11.465407           8,627.6781
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         12.769274          93,011.2137
  01/01/2005    to  12/31/2005       12.769274         14.158993          91,971.6131
  01/01/2006    to  12/31/2006       14.158993         19.067100         153,556.1189
  01/01/2007    to  12/31/2007       19.067100         15.859122         113,099.7285
  01/01/2008    to  12/31/2008       15.859122          9.052459          94,036.5642
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.911720         130,409.9913
  01/01/2005    to  12/31/2005       11.911720         13.120742         136,763.7323
  01/01/2006    to  12/31/2006       13.120742         14.857622         179,891.0638
  01/01/2007    to  12/31/2007       14.857622         14.990114         148,215.1495
  01/01/2008    to  12/31/2008       14.990114          9.377703         100,533.0594
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.696787         241,020.0635
  01/01/2004    to  12/31/2004       11.696787         13.796898         478,753.7022
  01/01/2005    to  12/31/2005       13.796898         15.426843         382,525.2375
  01/01/2006    to  12/31/2006       15.426843         19.455725         432,663.7558
  01/01/2007    to  12/31/2007       19.455725         18.826620         451,261.0295
  01/01/2008    to  12/31/2008       18.826620         10.891774         324,382.1973
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.966439         182,245.3939
  01/01/2004    to  12/31/2004       11.966439         13.397939         185,955.2435
  01/01/2005    to  12/31/2005       13.397939         14.170585         180,591.5169
  01/01/2006    to  12/31/2006       14.170585         15.905432         182,918.0928
  01/01/2007    to  12/31/2007       15.905432         15.143385         161,946.0384
  01/01/2008    to  12/31/2008       15.143385          9.143843         131,131.9405
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.505944          6.679283         271,953.2593
  01/01/2004    to  12/31/2004        6.679283          7.088585         526,994.0843
  01/01/2005    to  12/31/2005        7.088585          7.880192         407,929.6006
  01/01/2006    to  12/31/2006        7.880192          7.578917         425,695.5190
  01/01/2007    to  12/31/2007        7.578917          7.584961         292,297.6463
  01/01/2008    to  12/31/2008        7.584961          4.524155         206,038.6130
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245793         10.612431               0.0000
  01/01/2006    to  12/31/2006       10.612431         11.071037          41,083.6040
  01/01/2007    to  12/31/2007       11.071037         10.194281          55,696.8178
  01/01/2008    to  12/31/2008       10.194281          4.527670          61,456.5442
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.287545           2,597.7207
  01/01/2007    to  12/31/2007       10.287545         12.871882          47,758.6469
  01/01/2008    to  12/31/2008       12.871882          7.651494          18,427.3416
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.023387         284,707.3244
  01/01/2004    to  12/31/2004       16.023387         16.962368         490,070.7371
  01/01/2005    to  12/31/2005       16.962368         16.850487         355,697.6642
  01/01/2006    to  12/31/2006       16.850487         18.001792         365,875.1600
  01/01/2007    to  12/31/2007       18.001792         18.770781         398,643.8619
  01/01/2008    to  12/31/2008       18.770781         14.952834         301,326.9841
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.870218         128,247.0956
  01/01/2004    to  12/31/2004       42.870218         47.262240         231,888.7690
  01/01/2005    to  12/31/2005       47.262240         47.828763         183,199.4712
  01/01/2006    to  12/31/2006       47.828763         55.140128         188,111.0646
  01/01/2007    to  12/31/2007       55.140128         55.969125         196,659.7944
  01/01/2008    to  12/31/2008       55.969125         34.873955         167,284.0181
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.244085         15.236806           7,267.4154
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.544610         146,088.6887
  01/01/2004    to  12/31/2004       11.544610         12.025150         321,107.1241
  01/01/2005    to  12/31/2005       12.025150         12.743013         185,002.8443
  01/01/2006    to  12/31/2006       12.743013         14.241609         198,974.2035
  01/01/2007    to  12/31/2007       14.241609         15.480075         170,766.7052
  01/01/2008    to  12/31/2008       15.480075          9.282264         129,747.9457
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.566075           3,281.7798
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997644          6.997364          18,148.2267
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.683938          64,125.8057
  01/01/2004    to  11/19/2004        7.683938          7.841442         111,818.8341
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988233         10.425858          15,777.9155
  01/01/2007    to  12/31/2007       10.425858         13.939329          91,347.3272
  01/01/2008    to  12/31/2008       13.939329          6.066196         104,530.9389
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.443844          78,366.3309
  01/01/2004    to  12/31/2004        9.443844         11.050305         284,309.0159
  01/01/2005    to  12/31/2005       11.050305         12.592178         225,156.9534
  01/01/2006    to  12/31/2006       12.592178         15.599096         285,148.9665
  01/01/2007    to  12/31/2007       15.599096         17.294487         304,624.6876
  01/01/2008    to  12/31/2008       17.294487          9.754781         200,562.3480
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.924557         436,721.0974
  01/01/2004    to  12/31/2004        7.924557          8.252214         687,573.2186
  01/01/2005    to  12/31/2005        8.252214          8.457958         422,672.8808
  01/01/2006    to  12/31/2006        8.457958          8.909009         437,367.5201
  01/01/2007    to  12/31/2007        8.909009          9.964302         440,141.9830
  01/01/2008    to  12/31/2008        9.964302          5.271626         281,388.1226
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.383711         276,916.0429
  01/01/2004    to  12/31/2004       10.383711         11.078005         563,221.0136
  01/01/2005    to  12/31/2005       11.078005         10.993406         397,474.2448
  01/01/2006    to  12/31/2006       10.993406         10.801814         441,795.0709
  01/01/2007    to  12/31/2007       10.801814         11.712300         434,463.0257
  01/01/2008    to  12/31/2008       11.712300         10.672796         475,293.6726
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.621236         339,679.6514
  01/01/2004    to  12/31/2004       11.621236         11.939873         513,554.0617
  01/01/2005    to  12/31/2005       11.939873         11.949254         470,252.5060
  01/01/2006    to  12/31/2006       11.949254         12.224156         530,693.2174
  01/01/2007    to  12/31/2007       12.224156         12.867717         552,148.3986
  01/01/2008    to  12/31/2008       12.867717         12.644921         532,678.5398
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563182          9.971336           7,982.5311
  01/01/2008    to  12/31/2008        9.971336          5.678787          28,213.2733
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.576888         135,644.7305
  01/01/2004    to  12/31/2004        4.576888          4.286100         314,667.9756
  01/01/2005    to  12/31/2005        4.286100          4.657329         177,491.8015
  01/01/2006    to  12/31/2006        4.657329          4.802236         181,379.7267
  01/01/2007    to  12/31/2007        4.802236          6.181095         375,869.1148
  01/01/2008    to  12/31/2008        6.181095          3.360137         208,623.4821
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.211092          8.364414               0.0000
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.602704          7.668467               0.0000
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.093768         389,791.4401
  01/01/2004    to  12/31/2004        6.093768          7.026802         412,384.5467
  01/01/2005    to  12/31/2005        7.026802          7.883783         440,390.4989
  01/01/2006    to  12/31/2006        7.883783          8.192170         534,994.7053
  01/01/2007    to  12/31/2007        8.192170          9.431038         490,090.8181
  01/01/2008    to  12/31/2008        9.431038          5.560923         399,409.2102
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.423552         232,576.4026
  01/01/2004    to  12/31/2004       11.423552         14.143335         411,443.1301
  01/01/2005    to  12/31/2005       14.143335         15.986141         282,810.1934
  01/01/2006    to  12/31/2006       15.986141         17.701553         310,086.3910
  01/01/2007    to  12/31/2007       17.701553         16.799572         286,296.7801
  01/01/2008    to  12/31/2008       16.799572         11.537811         230,164.8946
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998233         11.059226         108,473.8262
  01/01/2005    to  12/31/2005       11.059226         12.054083          58,424.0871
  01/01/2006    to  12/31/2006       12.054083         12.514719         116,308.8301
  01/01/2007    to  12/31/2007       12.514719         15.204687          77,092.8605
  01/01/2008    to  12/31/2008       15.204687          7.693113          60,104.2853
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998233         10.423314          47,918.1784
  01/01/2006    to  12/31/2006       10.423314         11.839967          81,364.7814
  01/01/2007    to  12/31/2007       11.839967         11.297995          94,063.7573
  01/01/2008    to  12/31/2008       11.297995          7.086015          68,141.8923
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.813406          9.867629         263,553.3831
  01/01/2006    to  12/31/2006        9.867629         10.097874         508,312.1756
  01/01/2007    to  12/31/2007       10.097874         10.357706         554,737.8309
  01/01/2008    to  12/31/2008       10.357706         10.400275         971,414.1278
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666          9.975351         202,790.2875
  01/01/2004    to  12/31/2004        9.975351          9.825200         197,827.6810
  01/01/2005    to  04/30/2005        9.825200          9.814024               0.0000
============   ==== ==========       =========         =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.720865         450,537.1512
  01/01/2004    to  12/31/2004       10.720865         11.766181         921,849.8574
  01/01/2005    to  12/31/2005       11.766181         12.683972         689,049.9125
  01/01/2006    to  12/31/2006       12.683972         14.203378         713,506.9213
  01/01/2007    to  12/31/2007       14.203378         14.515661         648,455.0869
  01/01/2008    to  12/31/2008       14.515661          8.600388         531,875.2855
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.910207         297,537.1685
  01/01/2004    to  12/31/2004       13.910207         14.927620         412,141.1433
  01/01/2005    to  12/31/2005       14.927620         16.029400         342,494.1156
  01/01/2006    to  12/31/2006       16.029400         17.599301         346,787.7630
  01/01/2007    to  12/31/2007       17.599301         16.004327         298,544.3915
  01/01/2008    to  12/31/2008       16.004327          8.436834         241,932.1256
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.706811         311,183.0456
  01/01/2004    to  12/31/2004        9.706811         10.348857         388,352.2458
  01/01/2005    to  12/31/2005       10.348857         11.500611         282,658.0152
  01/01/2006    to  12/31/2006       11.500611         11.540713         320,664.3454
  01/01/2007    to  12/31/2007       11.540713         12.580182         317,361.8903
  01/01/2008    to  12/31/2008       12.580182          7.812070         230,599.2334
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063482         10.123009               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.400893         210,821.8544
  01/01/2004    to  12/31/2004       10.400893         11.225412         331,037.4316
  01/01/2005    to  12/31/2005       11.225412         11.468098         346,826.5334
  01/01/2006    to  12/31/2006       11.468098         12.929453         334,552.5228
  01/01/2007    to  12/31/2007       12.929453         13.282412         335,949.5835
  01/01/2008    to  12/31/2008       13.282412          8.155452         233,156.6623
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.605215         14.517878           4,547.7663
  01/01/2006    to  12/31/2006       14.517878         14.766198           4,227.2304
  01/01/2007    to  12/31/2007       14.766198         15.033298           7,326.9777
  01/01/2008    to  12/31/2008       15.033298         14.634377          19,012.6607
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298488         10.678836         479,230.8371
  01/01/2005    to  12/31/2005       10.678836         11.537305       1,130,105.1147
  01/01/2006    to  12/31/2006       11.537305         12.833744       1,271,530.3460
  01/01/2007    to  12/31/2007       12.833744         12.921851       1,282,933.4497
  01/01/2008    to  12/31/2008       12.921851          7.484650       1,029,897.1676
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         2.15% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098702         10.383084         1,780,132.1150
  01/01/2005    to  12/31/2005       10.383084         10.886632         4,656,457.0359
  01/01/2006    to  12/31/2006       10.886632         11.932019         6,053,889.6430
  01/01/2007    to  12/31/2007       11.932019         12.246994         5,897,408.0023
  01/01/2008    to  12/31/2008       12.246994          8.157789         6,339,641.1515
============   ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938873         10.099461           235,288.4837
  01/01/2005    to  12/31/2005       10.099461         10.328069           494,869.9246
  01/01/2006    to  12/31/2006       10.328069         10.980934           759,821.1668
  01/01/2007    to  12/31/2007       10.980934         11.382233         1,312,660.0869
  01/01/2008    to  12/31/2008       11.382233          8.838978         2,040,558.6890
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238552         10.593813         2,346,715.2040
  01/01/2005    to  12/31/2005       10.593813         11.315268         5,210,352.5358
  01/01/2006    to  12/31/2006       11.315268         12.580887         7,518,182.4455
  01/01/2007    to  12/31/2007       12.580887         12.890813         9,106,120.4993
  01/01/2008    to  12/31/2008       12.890813          7.838350         7,580,096.1079
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008797         10.219569           603,428.3634
  01/01/2005    to  12/31/2005       10.219569         10.584224         1,317,268.0669
  01/01/2006    to  12/31/2006       10.584224         11.419715         2,004,358.0287
  01/01/2007    to  12/31/2007       11.419715         11.869193         2,451,389.2085
  01/01/2008    to  12/31/2008       11.869193          8.546884         2,218,978.7549
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) (closed effective November 12, 2007); and (b) Met Investors Series Trust: Goldman Sachs Mid Cap Value Portfolio (Class B) (closed effective April 28, 2008).



YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C)



Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of MetLife Investors USA. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers, LLC on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class C portfolios are available under the contract:



AMERICAN FUNDS BOND PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)


SUBADVISER: Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds International Portfolio seeks to achieve growth of capital.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.



CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: ING Clarion Real Estate Securities L.P.



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Aggressive Growth Portfolio seeks capital appreciation.


LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.


MET/AIM SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC


INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*+


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



PIONEER FUND PORTFOLIO+


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO


SUBADVISER: Turner Investment Partners, Inc.


INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+These portfolios are not available for investment prior to May 4, 2009.


METROPOLITAN SERIES FUND, INC.


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.


BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.



DAVIS VENTURE VALUE PORTFOLIO (CLASS E)



SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.



INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.



JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B) (formerly Harris Oakmark Focused Value Portfolio)


SUBADVISER: Artisan Partners Limited Partnership (formerly Harris Associates
L.P.)


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital appreciation.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)+



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MORGAN STANLEY EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Morgan Stanley EAFE (Reg. TM) Index Portfolio seeks to equal the performance of the MSCI EAFE Index.


RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)+


SUBADVISER: MetLife Investment Advisors Company, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to equal the return of the Russell 2000 (Reg. TM) Index.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*+


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


+These portfolios are not available for investment prior to May 4, 2009.



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:



METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks to provide growth of capital.

MET INVESTORS SERIES TRUST - AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS (CLASS
C)



In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)



In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:



MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 4% and that a $12,000 purchase payment plus the 4% purchase payment credit of $480 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,480 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 purchase payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, assume that you are eligible to receive a purchase payment credit of 4% and a second purchase payment of $6,000 plus the 4% purchase payment credit of $240 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 purchase payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,480             $2,000           $10,480          $10,480
    2                                $2,000           $ 8,523          $ 8,523
    3                                $2,000           $ 6,557          $ 6,557
    4*           $ 6,240             $3,000           $ 9,824          $ 3,584         $6,240
    5                                $3,000           $ 6,859          $   599         $6,260
    6                                $3,000           $ 3,882                0         $3,882
    7                                $3,000           $   895                0         $  895
    8                                $  898                 0                0              0



* At the beginning of the 4th month, a $6,000 purchase payment and a purchase payment credit of $240 is added to the EDCA Account. This amount ($6,240) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,584 in the 1st Payment Bucket ($6,557 (1st Payment Bucket account value from the 3rd month) + $27 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,584). The total EDCA Account Value at the beginning of the 4th month is $9,824 ($3,584 in the 1st Payment Bucket + $6,240 in the 2nd Payment Bucket = $9,824).

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that you are eligible to receive a purchase payment credit of 4% and that a $24,000 purchase payment plus the 4% purchase payment credit of $960 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,960 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 5% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 purchase payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, assume you are eligible to receive a purchase payment credit of 4% and a second purchase payment of $12,000 plus the 4% purchase payment credit of $480 is allocated to the 2nd Payment Bucket, where it is credited with a 4% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 purchase payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.




                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,960                   $2,000           $22,960          $22,960
    2                                $2,000           $21,054          $21,054
    3                                $2,000           $19,139          $19,139
    4                                $2,000           $17,217          $17,217
    5                                $2,000           $15,287          $15,287
    6*     $12,480                   $3,000           $24,830          $12,350         $12,480
    7                                $3,000           $21,921          $ 9,400         $12,521
    8                                $3,000           $19,000          $ 6,438         $12,562
    9                                $3,000           $16,068          $ 3,465         $12,603
   10                                $3,000           $13,123          $   479         $12,644
   11                                $3,000           $10,166                0         $10,166
   12                                $3,000           $ 7,200                0         $ 7,200
   13                                $3,000           $ 4,223                0         $ 4,223
   14                                $3,000           $ 1,237                0         $ 1,237
   15                                $1,241                 0                0               0



* At the beginning of the 6th month, a $12,000 purchase payment and a purchase payment credit of $480 is added to the EDCA Account. This amount ($12,480) is allocated to the 2nd Payment Bucket. As described above, this second purchase payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,350 in the 1st Payment Bucket ($15,287 (1st Payment Bucket account value from the 5th month) + $63 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,350). The total EDCA Account Value at the beginning of the 6th month is $24,830 ($12,350 in the 1st Payment Bucket + $12,480 in the 2nd Payment Bucket = $24,830).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (Unless otherwise noted, these examples are for the GMIB Plus II rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.


(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
      the Annual Increase Amount from the prior contract anniversary
      --------------------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).


    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
      Increase Amount from the prior contract anniversary
      ---------------------------------------------------


    Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 account value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
      multiple withdrawals are made during a contract year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that contract year and there will be no dollar-for-dollar withdrawal adjustment for the contract year.) Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

     (Based on the date a contract was issued with the GMIB Plus II rider or the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE 5% ANNUAL INCREASE AMOUNT



    Example
    -------



    Assume the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the owner's 91st birthday). At the tenth contract anniversary, when the owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------



    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 90th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]








    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]








    (In contrast to the GMIB Plus II rider, for the GMIB II rider, purchase payments accumulate at the annual increase rate of 5% until the contract anniversary on or immediately after the contract owner's 85th birthday.)


(3) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")


    Example
    -------


  Assume, as in the example in section (2) above, the owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus II rider.


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]







(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the owner chooses to exercise the GMIB Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on the income type you select, your age, and (where permitted by law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the GMIB Plus II may only be exercised no later than the contract anniversary on or following the contract owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary. (The GMIB II may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.)

[GRAPHIC APPEARS HERE]







    With the Guaranteed Minimum Income Benefit, the income base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.



[GRAPHIC APPEARS HERE]








(5) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS II


    Assume your initial purchase payment is $100,000 and no withdrawals are taken. Assume that the account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



    2) The GMIB Plus II rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.



    3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(6) THE OPTIONAL RESET: AUTOMATIC ANNUAL STEP-UP -

GMIB PLUS II



Assume your initial investment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000;

   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Reset will automatically occur.



The effect of the Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Reset is:



   (1) The 5% Annual Increase Amount automatically resets to the higher account value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus II is reset to 10 years from the date of the Optional Reset;


   (3) The GMIB Plus II rider charge is reset to the fee we charge new contract owners for the same GMIB Plus II rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Reset);


   (2) The GMIB Plus II rider charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee I and Lifetime Withdrawal Guarantee II riders. Examples D through K are for Enhanced GWB and GWB I.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB and GWB I) cannot be taken as a lump sum.


A.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero. (Under the Lifetime Withdrawal Guarantee II rider, if the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)


[GRAPHIC APPEARS HERE]









                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000





  2.   When Withdrawals Do Exceed the Annual Benefit Payment


     a.   Lifetime Withdrawal Guarantee II - Proportionate Reduction


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal on or after the date he or she reaches age 76, the

Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the withdrawal ($10,000) divided by the account value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.



(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)



     b.   Lifetime Withdrawal Guarantee I - Reduction to Account Value


Assume that a contract with the Lifetime Withdrawal Guarantee I rider had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


B.   Lifetime Withdrawal Guarantee - Compounding Income Amount


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract owner makes the first withdrawal at or after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 7.25% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the second withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the second withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 x 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 x 5%).


If the second withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($107,250 x 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 x 5%).


If the second withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 x 5%).


(In contrast to the Lifetime Withdrawal Guarantee II rider, the Lifetime Withdrawal Guarantee I rider has a 5% Compounding Income Amount and the Total
                                   --
Guaranteed Withdrawal Amount is increased by 5% on each contract anniversary until the earlier of the date of the first withdrawal or the tenth contract
                                     -----
anniversary.)


[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1    $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 7.25% Compounding Income Amount (No Withdrawals)


Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the account value has increased to

$120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $195,867. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 x 5%).


At the 10th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the account value is less than $214,500. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 x 5%).


[GRAPHIC APPEARS HERE]





D. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.


E. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the

Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.


F. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.


G. Enhanced Guaranteed Withdrawal Benefit and GWB I - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

H.   Enhanced Guaranteed Withdrawal Benefit and GWB I - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0        $0           $0    $100,000    $105,000
 1     7,350        7,350      85,000      97,650
 2     7,350        7,350      68,000      90,300
 3     7,350        7,350      50,000      82,950
 4     7,350        7,350      42,650      75,600
 5     7,350        7,350      35,300      68,250
 6     7,350        7,350      27,950      60,900
 7     7,350        7,350      20,600      53,550
 8     7,350        7,350      13,250      46,200
 9     7,350        7,350       5,900      38,850
10     7,350        7,350           0      31,500
11     7,350        7,350           0      24,150
12     7,350        7,350           0      16,800
13     7,350        7,350           0       9,450
14     7,350        7,350           0       2,100
15     2,100        2,100           0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0        $0            $0    $100,000    $105,000
 1     7,350         7,350      85,000      97,650
 2     7,350         7,350      68,000      90,300
 3     7,350         7,350      50,000      82,950
 4     7,350        10,000      40,000      40,000
 5     2,800         2,800      37,200      37,200
 6     2,800         2,800      34,400      34,400
 7     2,800         2,800      31,600      31,600
 8     2,800         2,800      28,800      28,800
 9     2,800         2,800      26,000      26,000
10     2,800         2,800      23,200      23,200
11     2,800         2,800      20,400      20,400
12     2,800         2,800      17,600      17,600
13     2,800         2,800      14,800      14,800
14     2,800         2,800      12,000      12,000
15     2,800         2,800       9,200       9,200
16     2,800         2,800       6,400       6,400
17     2,800         2,800       3,600       3,600
18     2,800         2,800         800         800



I.   Enhanced GWB -  How the Optional Reset Works (may be elected prior to age
                                                                 81)


Assume that a contract had an initial purchase payment of $100,000 and the fee is 0.55%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).



The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000




J. Enhanced GWB - How a one-time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the account value is lower than the Guaranteed Withdrawal Amount.)


Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB and GWB I - Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.


In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
  $7350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit, the Annual Step-Up death benefit, the Compounded-Plus death benefit and the Enhanced Death Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

COMPOUNDED-PLUS DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Compounded-Plus death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                           AMOUNT
                                                   ----------------------------   ------------------------------
    A    Initial Purchase Payment                           10/1/2009             $100,000
    B    Account Value                              10/1/2010 (First Contract     $104,000
                                                          Anniversary)
   C1    Account Value (Highest Anniversary                 10/1/2010             $104,000
         Value)                                                                   (= greater of A and B)
   C2    5% Annual Increase Amount                          10/1/2010             $105,000
                                                                                  (= A x 1.05)
   C3    Death Benefit                                   As of 10/1/2010          $105,000
                                                                                  (= greater of C1 and C2)
    D    Account Value                             10/1/2011 (Second Contract     $ 90,000
                                                          Anniversary)
   E1    Highest Anniversary Value                          10/1/2011             $104,000
                                                                                  (= greater of C1 and D)
   E2    5% Annual Increase Amount                       As of 10/1/2011          $110,250
                                                                                  (= A x 1.05 x 1.05)
   E3    Death Benefit                                      10/1/2011             $110,250
                                                                                  (= greater of E1 and E2)
    F    Withdrawal                                         10/2/2011             $  9,000
    G    Percentage Reduction in Account                    10/2/2011                          10%
         Value                                                                    (= F/D)
    H    Account Value after Withdrawal                     10/2/2011             $ 81,000
                                                                                  (= D-F)
   I1    Highest Anniversary Value reduced for           As of 10/2/2011          $ 93,600
         Withdrawal                                                               (= E1-(E1 x G))
   I2    5% Annual Increase Amount reduced               As of 10/2/2011          $ 99,238
         for Withdrawal                                                             (= E2-(E2 x G). Note: E2
                                                                                       includes additional
                                                                                     day of interest at 5%)
   I3    Death Benefit                                      10/2/2011             $ 99,238
                                                                                  (= greatest of H, I1 and I2)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/02/11 are assumed to be equal prior to the withdrawal.

ENHANCED DEATH BENEFIT

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit rider.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT



   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
   ---------------------------------------------------------------------------
   the Annual Increase Amount from the prior contract anniversary
   --------------------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase
  Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).




   Proportionate adjustment when withdrawal is greater than 5% of the Annual
   -------------------------------------------------------------------------
   Increase Amount from the prior contract anniversary
   ---------------------------------------------------


   Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).


   (For contracts issued with the Enhanced Death Benefit rider based on applications and necessary information received in good order at our Annuity Service Center on or before May 1, 2009, the annual increase rate is 6% per year.)


(2) THE 5% ANNUAL INCREASE AMOUNT



   Example
   -------



   Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



   Determining a death benefit based on the Annual Increase Amount
   ---------------------------------------------------------------



   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)


   Example
   -------


  Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.



   Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).



   Determining a death benefit based on the Highest Anniversary Value
   ------------------------------------------------------------------



   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).



(4) PUTTING IT ALL TOGETHER


   Example
   -------



   Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.



   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.


(5) THE OPTIONAL STEP-UP



Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.



The effect of the Optional Step-Up election is:



     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount


(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of the Optional Step-Up is:



     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and



 (2) The Enhanced Death Benefit rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit at that time.



After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit rider charge remains at its current level.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                   SERIES XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.


SAI-0509USAXC

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
CUSTODIAN...............................     2
DISTRIBUTION............................     2
CALCULATION OF PERFORMANCE INFORMATION       4
  .
     Total Return.......................     4
     Historical Unit Values.............     4
     Reporting Agencies.................     4
ANNUITY PROVISIONS......................     5
     Variable Annuity...................     5
     Fixed Annuity......................     6
     Mortality and Expense Guarantee....     6
     Legal or Regulatory Restrictions        6
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     6
CONDENSED FINANCIAL INFORMATION.........     9
FINANCIAL STATEMENTS....................    55

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.





CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2008             $357,776,663             $0
2007             $383,205,713             $0
2006             $291,020,505             $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from $4,337 to $12,374,522. The amount of commissions paid to selected selling firms during 2008 ranged from $225,409 to $72, 582,379. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from $229,747 to $75,145,911. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Associated Securities Corp.


Centaurus Financial, Inc.


Citigroup Global Markets, Inc.
Compass Brokerage, Inc.
CUSO Financial Sevices, L.P.
Ferris, Baker Watts, Inc.
First Allied Securities, Inc.
Founders Financial Securities, LLC
GunnAllen Financial, Inc.
H. D. Vest Investment Securities, Inc.

Infinex Investments, Inc.

InterSecurities, Inc.

Investment Professionals, Inc.

Janney Montgomery Scott, LLC
J. P. Turner & Company
Key Investment Services LLC

Lincoln Financial Advisors

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
Merrill Lynch Insurance Group

Morgan Keegan & Company, Inc.

Morgan Stanley & Co., Inc.

Mutual Service Corporation
National Planning Holdings

National Securities Corp

NEXT Financial Group

NFP Securities, Inc.
Planning Corporation of America

PNC Investments

Primerica

Securities America, Inc.
Sigma Financial Corporation

Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

United Planners Financial Services of America

UVEST Financial Services Group, Inc.
Valmark Securities

Wall Street Financial Group

Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.

Woodbury Financial Services



There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services,

Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY



A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                                     1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.008191          6.999592         431,506.2211
=============                            ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.038190          8.936988          51,426.6301
=============                            ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.998192          6.348852         404,568.4165
=============                            ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008        9.988192          5.749746         131,487.1394
=============                            ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.088188          6.044506          85,953.2867
=============                            ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/28/2008                             to  12/31/2008       10.018191          7.672156         134,313.3327
=============                            ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/28/2008                             to  12/31/2008       16.329982         12.195423          26,485.3422
=============                            ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.998644         12.812153         568,357.1101
   01/01/2005                             to  12/31/2005       12.812153         14.277527         395,543.4809
   01/01/2006                             to  12/31/2006       14.277527         19.322711         453,956.1167
   01/01/2007                             to  12/31/2007       19.322711         16.152793         376,486.1366
   01/01/2008                             to  12/31/2008       16.152793          9.266596         352,080.9877
=============                            ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                             to  12/31/2004        9.998644         11.951741         477,074.9357
   01/01/2005                             to  12/31/2005       11.951741         13.230588         433,735.8007
   01/01/2006                             to  12/31/2006       13.230588         15.056884         509,180.0631
   01/01/2007                             to  12/31/2007       15.056884         15.267724         480,483.4273
   01/01/2008                             to  12/31/2008       15.267724          9.599510         388,848.5256
=============                            ==== ==========       =========         =========         ============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.929396            1,596.2444
  01/01/2002    to  12/31/2002       10.929396          8.805453          200,259.1478
  01/01/2003    to  12/31/2003        8.805453         11.690181        1,800,857.3596
  01/01/2004    to  12/31/2004       11.690181         13.858377        1,893,872.6921
  01/01/2005    to  12/31/2005       13.858377         15.573010        1,460,926.9241
  01/01/2006    to  12/31/2006       15.573010         19.738183        1,444,291.5282
  01/01/2007    to  12/31/2007       19.738183         19.196255        1,309,437.7594
  01/01/2008    to  12/31/2008       19.196255         11.161587        1,097,183.3617
============   ==== ==========       =========         =========        ==============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.984994           21,430.4004
  01/01/2002    to  12/31/2002       10.984994          9.636340          372,265.9861
  01/01/2003    to  12/31/2003        9.636340         11.959724        1,390,805.3998
  01/01/2004    to  12/31/2004       11.959724         13.457712        1,044,402.9697
  01/01/2005    to  12/31/2005       13.457712         14.304925          901,098.2128
  01/01/2006    to  12/31/2006       14.304925         16.136462          798,060.0015
  01/01/2007    to  12/31/2007       16.136462         15.440795          795,947.1799
  01/01/2008    to  12/31/2008       15.440795          9.370413          675,629.1812
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.293775          200,665.6505
  01/01/2002    to  12/31/2002        7.293775          5.177286        1,182,455.2685
  01/01/2003    to  12/31/2003        5.177286          6.666256        3,040,597.8790
  01/01/2004    to  12/31/2004        6.666256          7.110320        2,240,054.2473
  01/01/2005    to  12/31/2005        7.110320          7.943847        1,493,694.9694
  01/01/2006    to  12/31/2006        7.943847          7.678353        1,319,287.8541
  01/01/2007    to  12/31/2007        7.678353          7.723216        1,192,379.9742
  01/01/2008    to  12/31/2008        7.723216          4.629841        1,061,804.9687
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246771         10.621157            1,461.1723
  01/01/2006    to  12/31/2006       10.621157         11.135542           97,913.2279
  01/01/2007    to  12/31/2007       11.135542         10.305387          117,018.1167
  01/01/2008    to  12/31/2008       10.305387          4.600138          137,477.5039
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.322142           37,091.0910
  01/01/2007    to  12/31/2007       10.322142         12.980214          282,833.4404
  01/01/2008    to  12/31/2008       12.980214          7.754770          265,323.3503
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.951241           98,860.4297
  01/01/2002    to  12/31/2002       13.951241         13.644245        1,433,749.7065
  01/01/2003    to  12/31/2003       13.644245         15.992320        3,417,720.2748
  01/01/2004    to  12/31/2004       15.992320         17.014558        2,491,874.8192
  01/01/2005    to  12/31/2005       17.014558         16.986823        1,707,181.4409
  01/01/2006    to  12/31/2006       16.986823         18.238141        1,511,266.0668
  01/01/2007    to  12/31/2007       18.238141         19.113056        1,324,544.3157
  01/01/2008    to  12/31/2008       19.113056         15.302076        1,044,717.9385
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.312239          154,864.3979
  01/01/2002    to  12/31/2002       41.312239         33.272684          866,333.4857
  01/01/2003    to  12/31/2003       33.272684         42.786777        1,850,654.0769
  01/01/2004    to  12/31/2004       42.786777         47.407274        1,488,211.5584
  01/01/2005    to  12/31/2005       47.407274         48.215337        1,165,322.0002
  01/01/2006    to  12/31/2006       48.215337         55.863563        1,063,571.5275
  01/01/2007    to  12/31/2007       55.863563         56.989263          965,351.2326
  01/01/2008    to  12/31/2008       56.989263         35.688706          802,246.1363
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038         16.420585           41,582.8189
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.845599           40,372.3824
  01/01/2002    to  12/31/2002       11.845599          8.446962          722,370.5304
  01/01/2003    to  12/31/2003        8.446962         11.538078        1,482,751.0855
  01/01/2004    to  12/31/2004       11.538078         12.078766        1,685,925.2184
  01/01/2005    to  12/31/2005       12.078766         12.863783        1,213,341.4530
  01/01/2006    to  12/31/2006       12.863783         14.448465        1,125,427.8246
  01/01/2007    to  12/31/2007       14.448465         15.784081        1,124,177.1115
  01/01/2008    to  12/31/2008       15.784081          9.512270          975,505.0406
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          6.588767            9,453.2347
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192          7.021527          262,110.1588
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.050186          207,533.2474
  01/01/2002    to  12/31/2002        8.050186          6.270402          799,574.2621
  01/01/2003    to  12/31/2003        6.270402          7.668982        1,192,672.1819
  01/01/2004    to  11/19/2004        7.668982          7.860884        1,063,826.7850
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644         10.460946           75,004.0443
  01/01/2007    to  12/31/2007       10.460946         14.056678          260,925.3834
  01/01/2008    to  12/31/2008       14.056678          6.148147          296,453.3889
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.364799          129,003.6811
  01/01/2002    to  12/31/2002        8.364799          7.256874        1,070,822.3007
  01/01/2003    to  12/31/2003        7.256874          9.425479        1,546,831.2953
  01/01/2004    to  12/31/2004        9.425479         11.084222        1,973,434.6670
  01/01/2005    to  12/31/2005       11.084222         12.693933        1,519,906.5715
  01/01/2006    to  12/31/2006       12.693933         15.803723        1,675,995.6328
  01/01/2007    to  12/31/2007       15.803723         17.609666        1,967,696.5666
  01/01/2008    to  12/31/2008       17.609666          9.982620        1,828,976.6456
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.450379          360,423.9784
  01/01/2002    to  12/31/2002        8.450379          6.255898        2,701,558.8170
  01/01/2003    to  12/31/2003        6.255898          7.909106        6,125,313.9186
  01/01/2004    to  12/31/2004        7.909106          8.277517        5,627,959.2383
  01/01/2005    to  12/31/2005        8.277517          8.526290        4,240,760.7630
  01/01/2006    to  12/31/2006        8.526290          9.025889        3,917,052.0073
  01/01/2007    to  12/31/2007        9.025889         10.145899        3,508,490.0296
  01/01/2008    to  12/31/2008       10.145899          5.394779        2,934,341.6345
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.418489        2,657,135.0362
  01/01/2004    to  12/31/2004       10.418489         11.170963        2,588,620.0762
  01/01/2005    to  12/31/2005       11.170963         11.141080        1,815,134.7662
  01/01/2006    to  12/31/2006       11.141080         11.001649        1,705,064.6921
  01/01/2007    to  12/31/2007       11.001649         11.989080        1,606,330.6049
  01/01/2008    to  12/31/2008       11.989080         10.979939        1,537,761.0541
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.515687          355,008.2887
  01/01/2002    to  12/31/2002       10.515687         11.304919        3,428,408.9805
  01/01/2003    to  12/31/2003       11.304919         11.598744        4,916,658.1773
  01/01/2004    to  12/31/2004       11.598744         11.976661        3,713,382.2728
  01/01/2005    to  12/31/2005       11.976661         12.045993        3,069,684.8285
  01/01/2006    to  12/31/2006       12.045993         12.384722        3,004,460.8663
  01/01/2007    to  12/31/2007       12.384722         13.102425        2,715,670.5623
  01/01/2008    to  12/31/2008       13.102425         12.940264        2,357,387.3748
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767          9.979690           23,404.9197
  01/01/2008    to  12/31/2008        9.979690          5.712205          128,237.5495
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.081488           99,431.4277
  01/01/2002    to  12/31/2002        6.081488          2.947164          447,788.5981
  01/01/2003    to  12/31/2003        2.947164          4.567923        1,190,199.1530
  01/01/2004    to  12/31/2004        4.567923          4.299219        1,375,292.1160
  01/01/2005    to  12/31/2005        4.299219          4.694924        1,041,016.5365
  01/01/2006    to  12/31/2006        4.694924          4.865207          977,499.3370
  01/01/2007    to  12/31/2007        4.865207          6.293680          952,541.5610
  01/01/2008    to  12/31/2008        6.293680          3.438596          731,116.4622
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043          8.501714            6,884.7452
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122          7.794369                0.0000
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.220557          269,557.5629
  01/01/2002    to  12/31/2002        8.220557          4.525032        1,726,869.5986
  01/01/2003    to  12/31/2003        4.525032          6.081870        4,006,200.0912
  01/01/2004    to  12/31/2004        6.081870          7.048322        2,765,448.7425
  01/01/2005    to  12/31/2005        7.048322          7.947436        2,381,258.1746
  01/01/2006    to  12/31/2006        7.947436          8.299611        2,133,250.2131
  01/01/2007    to  12/31/2007        8.299611          9.602874        2,015,602.4477
  01/01/2008    to  12/31/2008        9.602874          5.690788        1,747,683.5439
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.218733          605,519.3266
  01/01/2003    to  12/31/2003        8.218733         11.433062        2,150,386.2473
  01/01/2004    to  12/31/2004       11.433062         14.226210        2,040,391.3429
  01/01/2005    to  12/31/2005       14.226210         16.160130        1,768,021.0904
  01/01/2006    to  12/31/2006       16.160130         17.983664        1,676,491.5926
  01/01/2007    to  12/31/2007       17.983664         17.153385        2,085,655.8497
  01/01/2008    to  12/31/2008       17.153385         11.840161        1,726,943.0758
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644         11.096411          440,580.9814
  01/01/2005    to  12/31/2005       11.096411         12.155042          222,582.1272
  01/01/2006    to  12/31/2006       12.155042         12.682656          224,564.1266
  01/01/2007    to  12/31/2007       12.682656         15.486352          272,402.5802
  01/01/2008    to  12/31/2008       15.486352          7.875156          269,177.9357
============   ==== ==========       =========         =========        ==============

                        1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644         10.458340           72,647.9975
  01/01/2006    to  12/31/2006       10.458340         11.939126          135,900.9890
  01/01/2007    to  12/31/2007       11.939126         11.450048          189,434.8309
  01/01/2008    to  12/31/2008       11.450048          7.217589          156,230.0674
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860101          9.947503        1,208,087.1075
  01/01/2006    to  12/31/2006        9.947503         10.230491        1,331,507.1674
  01/01/2007    to  12/31/2007       10.230491         10.546619        1,237,132.0960
  01/01/2008    to  12/31/2008       10.546619         10.643192        2,279,913.0181
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.134478          219,948.2744
  01/01/2002    to  12/31/2002       10.134478         10.077903        1,572,815.7956
  01/01/2003    to  12/31/2003       10.077903          9.956033        1,516,693.5265
  01/01/2004    to  12/31/2004        9.956033          9.855466        1,344,613.7000
  01/01/2005    to  04/30/2005        9.855466          9.860317                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.136771          411,598.0340
  01/01/2002    to  12/31/2002       10.136771          8.320551        2,576,279.4317
  01/01/2003    to  12/31/2003        8.320551         10.699997        4,532,908.6121
  01/01/2004    to  12/31/2004       10.699997         11.802287        4,850,017.5631
  01/01/2005    to  12/31/2005       11.802287         12.786459        3,793,667.2169
  01/01/2006    to  12/31/2006       12.786459         14.389697        3,562,636.9670
  01/01/2007    to  12/31/2007       14.389697         14.780208        3,235,152.8647
  01/01/2008    to  12/31/2008       14.780208          8.801293        2,855,392.4628
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.924478          285,336.2915
  01/01/2002    to  12/31/2002       11.924478         10.665887        1,968,096.2417
  01/01/2003    to  12/31/2003       10.665887         13.883167        3,688,778.9808
  01/01/2004    to  12/31/2004       13.883167         14.973492        2,836,827.6471
  01/01/2005    to  12/31/2005       14.973492         16.158995        2,279,554.3064
  01/01/2006    to  12/31/2006       16.158995         17.830257        1,983,617.8488
  01/01/2007    to  12/31/2007       17.830257         16.296121        1,757,054.9099
  01/01/2008    to  12/31/2008       16.296121          8.633994        1,542,217.1144
============   ==== ==========       =========         =========        ==============

                         1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.615315         1,073,693.6827
  01/01/2003    to  12/31/2003        7.615315          9.714878         2,017,856.2237
  01/01/2004    to  12/31/2004        9.714878         10.409513         1,755,936.0453
  01/01/2005    to  12/31/2005       10.409513         11.625804         1,144,312.5058
  01/01/2006    to  12/31/2006       11.625804         11.724679         1,109,070.1458
  01/01/2007    to  12/31/2007       11.724679         12.845133         1,025,921.1868
  01/01/2008    to  12/31/2008       12.845133          8.016809         1,273,132.0597
============   ==== ==========       =========         =========        ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998         10.131600                 0.0000
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.843650            18,876.8867
  01/01/2002    to  12/31/2002       10.843650          8.264381           872,377.2426
  01/01/2003    to  12/31/2003        8.264381         10.395014         1,538,007.3438
  01/01/2004    to  12/31/2004       10.395014         11.275442         1,808,666.3091
  01/01/2005    to  12/31/2005       11.275442         11.576776         1,879,819.8668
  01/01/2006    to  12/31/2006       11.576776         13.117210         1,674,556.1560
  01/01/2007    to  12/31/2007       13.117210         13.543213         1,579,360.1615
  01/01/2008    to  12/31/2008       13.543213          8.357499         1,393,918.2619
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136         15.351902            13,607.1637
  01/01/2006    to  12/31/2006       15.351902         15.692541           334,634.4450
  01/01/2007    to  12/31/2007       15.692541         16.056909           557,507.2711
  01/01/2008    to  12/31/2008       16.056909         15.709391           617,231.7009
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164         10.687313         2,304,564.3300
  01/01/2005    to  12/31/2005       10.687313         11.604154         3,797,155.8861
  01/01/2006    to  12/31/2006       11.604154         12.972623         3,696,892.5187
  01/01/2007    to  12/31/2007       12.972623         13.127531         3,376,137.0305
  01/01/2008    to  12/31/2008       13.127531          7.642126         2,736,238.2928
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328         10.391330         9,244,968.6310
  01/01/2005    to  12/31/2005       10.391330         10.949726        15,654,665.8225
  01/01/2006    to  12/31/2006       10.949726         12.061156        15,970,090.4093
  01/01/2007    to  12/31/2007       12.061156         12.441938        15,796,918.8197
  01/01/2008    to  12/31/2008       12.441938          8.329388        13,278,980.7300
============   ==== ==========       =========         =========        ===============

                         1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459         10.107486           544,182.6754
  01/01/2005    to  12/31/2005       10.107486         10.387940         1,172,854.2321
  01/01/2006    to  12/31/2006       10.387940         11.099798         1,155,380.4528
  01/01/2007    to  12/31/2007       11.099798         11.563424         2,224,232.6638
  01/01/2008    to  12/31/2008       11.563424          9.024871         2,777,781.9659
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214         10.602224         7,443,048.7610
  01/01/2005    to  12/31/2005       10.602224         11.380836        13,124,730.2207
  01/01/2006    to  12/31/2006       11.380836         12.717038        14,850,374.1630
  01/01/2007    to  12/31/2007       12.717038         13.096001        15,110,937.6858
  01/01/2008    to  12/31/2008       13.096001          8.003254        12,962,794.4733
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402         10.227688         2,738,870.9120
  01/01/2005    to  12/31/2005       10.227688         10.645573         4,949,049.8811
  01/01/2006    to  12/31/2006       10.645573         11.543319         5,383,931.7361
  01/01/2007    to  12/31/2007       11.543319         12.058129         5,756,684.0520
  01/01/2008    to  12/31/2008       12.058129          8.726651         5,861,938.5294
============   ==== ==========       =========         =========        ===============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082          6.994767         5,247,184.9940
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080          8.930842           431,668.6010
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082          6.344471         8,002,848.2166
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083          5.745775         1,456,159.9271
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078          6.040337         1,015,634.4937
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081          7.666872         3,358,104.7617
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545         12.045782            63,449.2645
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566           715,423.2729
  01/01/2005    to  12/31/2005       12.803566         14.253740           515,191.5715
  01/01/2006    to  12/31/2006       14.253740         19.271313           862,705.3728
  01/01/2007    to  12/31/2007       19.271313         16.093623           623,725.2338
  01/01/2008    to  12/31/2008       16.093623          9.223364           622,936.2140
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726           765,505.5042
  01/01/2005    to  12/31/2005       11.943726         13.208544           945,753.5764
  01/01/2006    to  12/31/2006       13.208544         15.016817         1,186,087.0928
  01/01/2007    to  12/31/2007       15.016817         15.211790         1,247,775.3144
  01/01/2008    to  12/31/2008       15.211790          9.554730         1,047,271.3928
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.704299         11.664171         1,582,080.9990
  01/01/2004    to  12/31/2004       11.664171         13.813691         2,499,190.8720
  01/01/2005    to  12/31/2005       13.813691         15.507328         2,150,637.1787
  01/01/2006    to  12/31/2006       15.507328         19.635353         2,631,951.7652
  01/01/2007    to  12/31/2007       19.635353         19.077046         2,661,988.0151
  01/01/2008    to  12/31/2008       19.077046         11.081126         2,186,620.7535
============   ==== ==========       =========         =========         ==============

                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.676034         11.933125         969,677.0465
  01/01/2004    to  12/31/2004       11.933125         13.414325         939,494.6966
  01/01/2005    to  12/31/2005       13.414325         14.244599         812,668.8522
  01/01/2006    to  12/31/2006       14.244599         16.052398         792,054.4037
  01/01/2007    to  12/31/2007       16.052398         15.344915         852,082.9812
  01/01/2008    to  12/31/2008       15.344915          9.302868         577,632.8078
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.472328          6.656250       2,189,655.8426
  01/01/2004    to  12/31/2004        6.656250          7.092530       2,634,521.3969
  01/01/2005    to  12/31/2005        7.092530          7.916077       1,451,202.3221
  01/01/2006    to  12/31/2006        7.916077          7.643879       1,541,034.7726
  01/01/2007    to  12/31/2007        7.643879          7.680812       1,431,667.2461
  01/01/2008    to  12/31/2008        7.680812          4.599793       1,377,219.8223
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246575         10.619411          17,170.5774
  01/01/2006    to  12/31/2006       10.619411         11.122610         296,078.0348
  01/01/2007    to  12/31/2007       11.122610         10.283068         381,548.3832
  01/01/2008    to  12/31/2008       10.283068          4.585552         554,297.9649
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.315213          65,186.2876
  01/01/2007    to  12/31/2007       10.315213         12.958474         467,262.5377
  01/01/2008    to  12/31/2008       12.958474          7.734002         574,062.5074
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.607628         15.968273       2,217,899.1634
  01/01/2004    to  12/31/2004       15.968273         16.971948       2,305,656.3497
  01/01/2005    to  12/31/2005       16.971948         16.927392       1,537,124.4946
  01/01/2006    to  12/31/2006       16.927392         18.156219       1,546,336.5949
  01/01/2007    to  12/31/2007       18.156219         19.008084       1,523,473.4252
  01/01/2008    to  12/31/2008       19.008084         15.202771       1,183,620.7158
============   ==== ==========       =========         =========       ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.344447         42.722358       1,078,327.5527
  01/01/2004    to  12/31/2004       42.722358         47.288467       1,278,395.0330
  01/01/2005    to  12/31/2005       47.288467         48.046567         944,813.1184
  01/01/2006    to  12/31/2006       48.046567         55.612548       1,006,501.2743
  01/01/2007    to  12/31/2007       55.612548         56.676164         903,235.4541
  01/01/2008    to  12/31/2008       56.676164         35.456933         791,091.4221
============   ==== ==========       =========         =========       ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921         15.945964          75,217.6085
============   ==== ==========       =========         =========       ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.660245         11.512395         1,016,218.6566
  01/01/2004    to  12/31/2004       11.512395         12.039797         1,852,928.5555
  01/01/2005    to  12/31/2005       12.039797         12.809506         1,105,784.6984
  01/01/2006    to  12/31/2006       12.809506         14.373156         1,107,678.6553
  01/01/2007    to  12/31/2007       14.373156         15.686028         1,054,768.7555
  01/01/2008    to  12/31/2008       15.686028          9.443675           868,227.7341
============   ==== ==========       =========         =========         ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.584222           159,115.3337
============   ==== ==========       =========         =========         ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          7.016687         3,285,606.2257
============   ==== ==========       =========         =========         ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.386488          7.657424           517,765.8984
  01/01/2004    to  11/19/2004        7.657424          7.842093           672,573.1924
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918           150,669.8182
  01/01/2007    to  12/31/2007       10.453918         14.033128           553,272.4136
  01/01/2008    to  12/31/2008       14.033128          6.131668           684,455.5441
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.289616          9.411295           782,001.8856
  01/01/2004    to  12/31/2004        9.411295         11.056455         1,884,428.7072
  01/01/2005    to  12/31/2005       11.056455         12.649518         1,378,894.2445
  01/01/2006    to  12/31/2006       12.649518         15.732735         1,689,045.0405
  01/01/2007    to  12/31/2007       15.732735         17.512947         1,754,022.5344
  01/01/2008    to  12/31/2008       17.512947          9.917813         1,735,239.5436
============   ==== ==========       =========         =========         ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.505698          7.897196         4,020,523.3423
  01/01/2004    to  12/31/2004        7.897196          8.256769         4,933,536.0487
  01/01/2005    to  12/31/2005        8.256769          8.496442         3,325,789.3318
  01/01/2006    to  12/31/2006        8.496442          8.985325         3,267,057.7938
  01/01/2007    to  12/31/2007        8.985325         10.090152         3,069,690.3843
  01/01/2008    to  12/31/2008       10.090152          5.359740         2,538,996.6980
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529         2,159,263.8369
  01/01/2004    to  12/31/2004       10.411529         11.152314         3,469,965.1450
  01/01/2005    to  12/31/2005       11.152314         11.111391         2,463,646.6739
  01/01/2006    to  12/31/2006       11.111391         10.961391         2,220,380.5386
  01/01/2007    to  12/31/2007       10.961391         11.933208         2,084,242.4959
  01/01/2008    to  12/31/2008       11.933208         10.917813         2,251,813.4076
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.542328         11.581293         2,576,587.2669
  01/01/2004    to  12/31/2004       11.581293         11.946656         2,682,203.9735
  01/01/2005    to  12/31/2005       11.946656         12.003835         2,243,440.5285
  01/01/2006    to  12/31/2006       12.003835         12.329076         2,475,380.0163
  01/01/2007    to  12/31/2007       12.329076         13.030449         2,573,935.4892
  01/01/2008    to  12/31/2008       13.030449         12.856283         3,279,295.3815
============   ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019            57,408.4183
  01/01/2008    to  12/31/2008        9.978019          5.705506           516,683.5299
============   ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.285104          4.561046           751,484.2936
  01/01/2004    to  12/31/2004        4.561046          4.288441         1,387,165.3470
  01/01/2005    to  12/31/2005        4.288441          4.678488           881,423.9561
  01/01/2006    to  12/31/2006        4.678488          4.843341           981,053.7874
  01/01/2007    to  12/31/2007        4.843341          6.259103         1,281,841.0510
  01/01/2008    to  12/31/2008        6.259103          3.416265         1,165,368.9066
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090          8.474073            19,886.2648
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088          7.769023            17,504.5765
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.729155          6.072712         2,709,467.8857
  01/01/2004    to  12/31/2004        6.072712          7.030656         2,304,586.4158
  01/01/2005    to  12/31/2005        7.030656          7.919619         2,509,867.3433
  01/01/2006    to  12/31/2006        7.919619          8.262314         2,787,888.8492
  01/01/2007    to  12/31/2007        8.262314          9.550114         2,838,873.7163
  01/01/2008    to  12/31/2008        9.550114          5.653832         2,780,607.6667
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.441884         11.414006         1,753,064.5796
  01/01/2004    to  12/31/2004       11.414006         14.188273         2,329,772.3620
  01/01/2005    to  12/31/2005       14.188273         16.100983         2,080,104.1971
  01/01/2006    to  12/31/2006       16.100983         17.899981         2,201,821.2268
  01/01/2007    to  12/31/2007       17.899981         17.056395         2,005,086.4356
  01/01/2008    to  12/31/2008       17.056395         11.761385         1,817,125.4864
============   ==== ==========       =========         =========         ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963           607,504.4692
  01/01/2005    to  12/31/2005       11.088963         12.134782           384,671.9183
  01/01/2006    to  12/31/2006       12.134782         12.648888           488,658.0219
  01/01/2007    to  12/31/2007       12.648888         15.429601           608,232.2181
  01/01/2008    to  12/31/2008       15.429601          7.838404           587,465.1747
============   ==== ==========       =========         =========         ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325           404,253.5662
  01/01/2006    to  12/31/2006       10.451325         11.919227           733,338.5778
  01/01/2007    to  12/31/2007       11.919227         11.419472           696,720.6931
  01/01/2008    to  12/31/2008       11.419472          7.191079           588,494.4139
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.832112          9.912691         1,636,855.6528
  01/01/2006    to  12/31/2006        9.912691         10.184528         2,928,687.9304
  01/01/2007    to  12/31/2007       10.184528         10.488684         3,209,808.7050
  01/01/2008    to  12/31/2008       10.488684         10.574117         8,674,989.1980
============   ==== ==========       =========         =========         ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.035084          9.941055           762,469.3722
  01/01/2004    to  12/31/2004        9.941055          9.830775           705,063.1521
  01/01/2005    to  04/30/2005        9.830775          9.832408            15,384.7195
============   ==== ==========       =========         =========         ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.504143         10.683910         2,758,052.1367
  01/01/2004    to  12/31/2004       10.683910         11.772734         4,984,547.1735
  01/01/2005    to  12/31/2005       11.772734         12.741735         3,808,951.1096
  01/01/2006    to  12/31/2006       12.741735         14.325075         4,090,483.3841
  01/01/2007    to  12/31/2007       14.325075         14.699041         4,003,015.4437
  01/01/2008    to  12/31/2008       14.699041          8.744157         3,925,289.2989
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.872809         13.862260         2,071,231.0065
  01/01/2004    to  12/31/2004       13.862260         14.935957         2,326,417.7204
  01/01/2005    to  12/31/2005       14.935957         16.102428         2,059,343.2150
  01/01/2006    to  12/31/2006       16.102428         17.750131         1,938,746.9426
  01/01/2007    to  12/31/2007       17.750131         16.206575         1,739,557.5778
  01/01/2008    to  12/31/2008       16.206575          8.577913         1,563,693.7824
============   ==== ==========       =========         =========         ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.040998          9.698673         1,534,395.9590
  01/01/2004    to  12/31/2004        9.698673         10.381735         2,143,440.0559
  01/01/2005    to  12/31/2005       10.381735         11.583229         1,427,441.4251
  01/01/2006    to  12/31/2006       11.583229         11.670094         1,638,152.1073
  01/01/2007    to  12/31/2007       11.670094         12.772482         1,581,921.5609
  01/01/2008    to  12/31/2008       12.772482          7.963454         1,551,252.8603
============   ==== ==========       =========         =========         ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695         10.129881             2,241.7275
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.580805         10.371889           800,039.6336
  01/01/2004    to  12/31/2004       10.371889         11.239084         1,579,342.3803
  01/01/2005    to  12/31/2005       11.239084         11.527947         1,708,923.5260
  01/01/2006    to  12/31/2006       11.527947         13.048866         1,484,207.7008
  01/01/2007    to  12/31/2007       13.048866         13.459109         1,324,928.4194
  01/01/2008    to  12/31/2008       13.459109          8.297251         1,423,638.0340
============   ==== ==========       =========         =========         ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339            22,550.0470
  01/01/2006    to  12/31/2006       15.181339         15.502724            86,787.6793
  01/01/2007    to  12/31/2007       15.502724         15.846744           173,390.5817
  01/01/2008    to  12/31/2008       15.846744         15.488235           312,325.8107
============   ==== ==========       =========         =========         ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617         2,213,209.3000
  01/01/2005    to  12/31/2005       10.685617         11.590752         5,453,491.2845
  01/01/2006    to  12/31/2006       11.590752         12.944726         7,434,056.8268
  01/01/2007    to  12/31/2007       12.944726         13.086132         7,321,485.5993
  01/01/2008    to  12/31/2008       13.086132          7.610366         6,490,225.9388
============   ==== ==========       =========         =========         ==============

                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                           NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT            UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD           END OF PERIOD
                                 ---------------   ---------------   --------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680         13,257,270.6000
  01/01/2005    to  12/31/2005       10.389680         10.937077         30,155,136.3775
  01/01/2006    to  12/31/2006       10.937077         12.035216         44,641,442.0347
  01/01/2007    to  12/31/2007       12.035216         12.402700         57,251,497.9108
  01/01/2008    to  12/31/2008       12.402700          8.294780         55,515,384.9696
============   ==== ==========       =========         =========         ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881          1,028,820.4850
  01/01/2005    to  12/31/2005       10.105881         10.375938          3,083,958.7669
  01/01/2006    to  12/31/2006       10.375938         11.075921          5,087,809.1993
  01/01/2007    to  12/31/2007       11.075921         11.526954          8,010,536.6604
  01/01/2008    to  12/31/2008       11.526954          8.987380         15,011,543.6110
============   ==== ==========       =========         =========         ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541         10,403,515.5800
  01/01/2005    to  12/31/2005       10.600541         11.367691         25,977,701.3949
  01/01/2006    to  12/31/2006       11.367691         12.689689         45,893,148.8369
  01/01/2007    to  12/31/2007       12.689689         13.054701         69,469,707.8460
  01/01/2008    to  12/31/2008       13.054701          7.969996         68,454,250.9118
============   ==== ==========       =========         =========         ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064          4,046,698.7430
  01/01/2005    to  12/31/2005       10.226064         10.633274          9,743,418.7961
  01/01/2006    to  12/31/2006       10.633274         11.518490         14,282,137.9124
  01/01/2007    to  12/31/2007       11.518490         12.020101         18,882,391.9704
  01/01/2008    to  12/31/2008       12.020101          8.690395         20,868,660.8164
============   ==== ==========       =========         =========         ===============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008027          6.992356         3,809,095.5772
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038026          8.927771           278,391.0755
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998027          6.342282         7,478,490.8544
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988028          5.743791           616,676.8452
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088023          6.038254           431,946.7935
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018026          7.664231         1,851,745.0570
============   ==== ==========       =========         =========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.046652         11.971652            32,266.5370
============   ==== ==========       =========         =========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         12.799274           597,141.0429
  01/01/2005    to  12/31/2005       12.799274         14.241861           448,104.2114
  01/01/2006    to  12/31/2006       14.241861         19.245665           603,303.4149
  01/01/2007    to  12/31/2007       19.245665         16.064120           447,914.0234
  01/01/2008    to  12/31/2008       16.064120          9.201824           407,288.2174
============   ==== ==========       =========         =========         ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.939720           642,749.4681
  01/01/2005    to  12/31/2005       11.939720         13.197536           755,942.8156
  01/01/2006    to  12/31/2006       13.197536         14.996823           880,136.7237
  01/01/2007    to  12/31/2007       14.996823         15.183900           884,393.1976
  01/01/2008    to  12/31/2008       15.183900          9.532418           626,689.5514
============   ==== ==========       =========         =========         ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.925670               976.7295
  01/01/2002    to  12/31/2002       10.925670          8.789245           140,210.7037
  01/01/2003    to  12/31/2003        8.789245         11.651185         1,480,540.4357
  01/01/2004    to  12/31/2004       11.651185         13.791399         2,141,878.0681
  01/01/2005    to  12/31/2005       13.791399         15.474588         1,708,844.9828
  01/01/2006    to  12/31/2006       15.474588         19.584134         1,778,510.3311
  01/01/2007    to  12/31/2007       19.584134         19.017716         1,638,960.3342
  01/01/2008    to  12/31/2008       19.017716         11.041112         1,367,740.7266
============   ==== ==========       =========         =========         ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.981256            4,572.0767
  01/01/2002    to  12/31/2002       10.981256          9.618604          293,855.6450
  01/01/2003    to  12/31/2003        9.618604         11.919827        1,159,676.0099
  01/01/2004    to  12/31/2004       11.919827         13.392661          960,651.1466
  01/01/2005    to  12/31/2005       13.392661         14.214507          787,627.2410
  01/01/2006    to  12/31/2006       14.214507         16.010503          624,114.6295
  01/01/2007    to  12/31/2007       16.010503         15.297171          499,276.5476
  01/01/2008    to  12/31/2008       15.297171          9.269262          450,501.5077
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.285235          208,194.1462
  01/01/2002    to  12/31/2002        7.285235          5.163465          835,615.5593
  01/01/2003    to  12/31/2003        5.163465          6.638491        2,448,116.8208
  01/01/2004    to  12/31/2004        6.638491          7.070062        2,574,044.8090
  01/01/2005    to  12/31/2005        7.070062          7.887068        1,420,964.3860
  01/01/2006    to  12/31/2006        7.887068          7.612069        1,339,272.4269
  01/01/2007    to  12/31/2007        7.612069          7.645002        1,154,904.2918
  01/01/2008    to  12/31/2008        7.645002          4.576046        1,080,782.0415
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246477         10.618538            5,368.6632
  01/01/2006    to  12/31/2006       10.618538         11.116150          197,254.1536
  01/01/2007    to  12/31/2007       11.116150         10.271927          275,417.2282
  01/01/2008    to  12/31/2008       10.271927          4.578276          240,971.5143
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.311750          133,934.5438
  01/01/2007    to  12/31/2007       10.311750         12.947617          328,121.3529
  01/01/2008    to  12/31/2008       12.947617          7.723640          571,515.8787
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.934910          151,439.8865
  01/01/2002    to  12/31/2002       13.934910         13.607857        1,326,102.1495
  01/01/2003    to  12/31/2003       13.607857         15.925780        3,507,953.9211
  01/01/2004    to  12/31/2004       15.925780         16.918301        2,771,874.1357
  01/01/2005    to  12/31/2005       16.918301         16.865474        1,846,433.2934
  01/01/2006    to  12/31/2006       16.865474         18.080789        1,699,415.0615
  01/01/2007    to  12/31/2007       18.080789         18.919602        1,401,255.6043
  01/01/2008    to  12/31/2008       18.919602         15.124411        1,058,897.5954
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.263886           88,945.3931
  01/01/2002    to  12/31/2002       41.263886         33.183838          534,288.0861
  01/01/2003    to  12/31/2003       33.183838         42.608637        1,374,254.9266
  01/01/2004    to  12/31/2004       42.608637         47.138957        1,417,141.8408
  01/01/2005    to  12/31/2005       47.138957         47.870784        1,076,495.9235
  01/01/2006    to  12/31/2006       47.870784         55.381470          954,509.0865
  01/01/2007    to  12/31/2007       55.381470         56.412293          757,135.7169
  01/01/2008    to  12/31/2008       56.412293         35.274100          623,657.9898
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.701441         16.230660           40,761.0721
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.841568            4,288.5527
  01/01/2002    to  12/31/2002       11.841568          8.431404          362,610.9895
  01/01/2003    to  12/31/2003        8.431404         11.499598          984,920.2486
  01/01/2004    to  12/31/2004       11.499598         12.020385        1,623,020.9578
  01/01/2005    to  12/31/2005       12.020385         12.782480        1,176,064.6357
  01/01/2006    to  12/31/2006       12.782480         14.335678          972,968.3298
  01/01/2007    to  12/31/2007       14.335678         15.637262          827,319.8326
  01/01/2008    to  12/31/2008       15.637262          9.409582          662,722.4757
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          6.581951          119,379.1955
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998027          7.014269        2,124,172.0065
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.040755          188,353.5820
  01/01/2002    to  12/31/2002        8.040755          6.253646          555,618.7598
  01/01/2003    to  12/31/2003        6.253646          7.637036        1,094,159.0554
  01/01/2004    to  11/19/2004        7.637036          7.817754          993,305.6103
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988521         10.450406           72,747.7988
  01/01/2007    to  12/31/2007       10.450406         14.021368          322,080.9114
  01/01/2008    to  12/31/2008       14.021368          6.123445          442,555.6237
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.354994         127,244.6672
  01/01/2002    to  12/31/2002        8.354994          7.237479         665,344.3014
  01/01/2003    to  12/31/2003        7.237479          9.386204       1,209,618.3405
  01/01/2004    to  12/31/2004        9.386204         11.021453       2,069,121.5884
  01/01/2005    to  12/31/2005       11.021453         12.603190       1,522,889.8641
  01/01/2006    to  12/31/2006       12.603190         15.667304       1,628,699.0663
  01/01/2007    to  12/31/2007       15.667304         17.431346       1,500,469.4417
  01/01/2008    to  12/31/2008       17.431346          9.866638       1,316,194.1240
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.440489         263,517.2886
  01/01/2002    to  12/31/2002        8.440489          6.239188       1,773,536.2393
  01/01/2003    to  12/31/2003        6.239188          7.876171       4,817,764.5225
  01/01/2004    to  12/31/2004        7.876171          8.230659       5,530,751.6105
  01/01/2005    to  12/31/2005        8.230659          8.465353       3,883,884.1478
  01/01/2006    to  12/31/2006        8.465353          8.947983       3,487,237.6422
  01/01/2007    to  12/31/2007        8.947983         10.043168       2,885,506.3481
  01/01/2008    to  12/31/2008       10.043168          5.332099       2,227,497.9596
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.408048       2,507,733.3149
  01/01/2004    to  12/31/2004       10.408048         11.142998       3,061,984.3576
  01/01/2005    to  12/31/2005       11.142998         11.096573       2,274,973.7393
  01/01/2006    to  12/31/2006       11.096573         10.941314       2,055,042.1997
  01/01/2007    to  12/31/2007       10.941314         11.905367       1,700,055.1886
  01/01/2008    to  12/31/2008       11.905367         10.886879       1,631,796.5109
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.503380         283,097.4435
  01/01/2002    to  12/31/2002       10.503380         11.274776       2,505,019.1930
  01/01/2003    to  12/31/2003       11.274776         11.550473       4,240,212.2557
  01/01/2004    to  12/31/2004       11.550473         11.908891       3,592,733.8360
  01/01/2005    to  12/31/2005       11.908891         11.959923       3,021,342.6907
  01/01/2006    to  12/31/2006       11.959923         12.277851       2,847,466.1932
  01/01/2007    to  12/31/2007       12.277851         12.969788       2,498,091.8260
  01/01/2008    to  12/31/2008       12.969788         12.790020       2,603,981.9761
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564292          9.977183          48,189.7344
  01/01/2008    to  12/31/2008        9.977183          5.702159         178,316.6573
============   ==== ==========       =========         =========       ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.074341           89,301.1669
  01/01/2002    to  12/31/2002        6.074341          2.939266          505,062.4218
  01/01/2003    to  12/31/2003        2.939266          4.548861        1,097,034.0651
  01/01/2004    to  12/31/2004        4.548861          4.274839        1,658,801.2050
  01/01/2005    to  12/31/2005        4.274839          4.661325          961,138.9494
  01/01/2006    to  12/31/2006        4.661325          4.823166          908,692.4532
  01/01/2007    to  12/31/2007        4.823166          6.229901          956,219.8608
  01/01/2008    to  12/31/2008        6.229901          3.398616          756,722.0825
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.301144          8.460286          101,524.1587
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.686099          7.756380            7,345.9493
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.210931          210,431.8435
  01/01/2002    to  12/31/2002        8.210931          4.512937        1,031,443.2742
  01/01/2003    to  12/31/2003        4.512937          6.056532        2,893,956.4329
  01/01/2004    to  12/31/2004        6.056532          7.008410        2,048,930.8382
  01/01/2005    to  12/31/2005        7.008410          7.890626        2,222,654.6618
  01/01/2006    to  12/31/2006        7.890626          8.227961        2,043,114.2190
  01/01/2007    to  12/31/2007        8.227961          9.505627        1,985,353.8466
  01/01/2008    to  12/31/2008        9.505627          5.624666        1,747,083.6134
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.210477          275,334.0815
  01/01/2003    to  12/31/2003        8.210477         11.404493        1,782,235.4316
  01/01/2004    to  12/31/2004       11.404493         14.169346        2,104,571.8357
  01/01/2005    to  12/31/2005       14.169346         16.071495        1,840,652.9726
  01/01/2006    to  12/31/2006       16.071495         17.858290        1,755,732.0486
  01/01/2007    to  12/31/2007       17.858290         17.008110        1,443,724.3360
  01/01/2008    to  12/31/2008       17.008110         11.722197        1,164,931.7600
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998521         11.085242          523,770.7046
  01/01/2005    to  12/31/2005       11.085242         12.124664          304,613.1156
  01/01/2006    to  12/31/2006       12.124664         12.632037          340,639.0078
  01/01/2007    to  12/31/2007       12.632037         15.401303          350,783.1998
  01/01/2008    to  12/31/2008       15.401303          7.820092          317,962.8731
============   ==== ==========       =========         =========        ==============

                        1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998521         10.447819         156,499.5392
  01/01/2006    to  12/31/2006       10.447819         11.909290         338,153.6938
  01/01/2007    to  12/31/2007       11.909290         11.404215         365,711.1651
  01/01/2008    to  12/31/2008       11.404215          7.177860         334,062.1525
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.799387          9.876423         836,908.6974
  01/01/2006    to  12/31/2006        9.876423         10.142207       1,380,988.0751
  01/01/2007    to  12/31/2007       10.142207         10.439850       1,528,198.8217
  01/01/2008    to  12/31/2008       10.439850         10.519609       3,453,459.7078
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.122623         258,104.6279
  01/01/2002    to  12/31/2002       10.122623         10.051027       1,207,446.1109
  01/01/2003    to  12/31/2003       10.051027          9.914594       1,452,290.1044
  01/01/2004    to  12/31/2004        9.914594          9.799692       1,055,081.7100
  01/01/2005    to  04/30/2005        9.799692          9.799722               0.0000
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.124913         348,124.3820
  01/01/2002    to  12/31/2002       10.124913          8.298345       1,897,436.7263
  01/01/2003    to  12/31/2003        8.298345         10.655482       4,063,318.9486
  01/01/2004    to  12/31/2004       10.655482         11.735525       5,616,092.4340
  01/01/2005    to  12/31/2005       11.735525         12.695134       4,489,657.5895
  01/01/2006    to  12/31/2006       12.695134         14.265570       4,233,485.5363
  01/01/2007    to  12/31/2007       14.265570         14.630624       3,661,355.2511
  01/01/2008    to  12/31/2008       14.630624          8.699080       3,111,521.8681
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.910526         252,316.2501
  01/01/2002    to  12/31/2002       11.910526         10.637413       1,266,772.6327
  01/01/2003    to  12/31/2003       10.637413         13.825385       2,883,328.2301
  01/01/2004    to  12/31/2004       13.825385         14.888758       2,775,140.5731
  01/01/2005    to  12/31/2005       14.888758         16.043544       2,228,217.0660
  01/01/2006    to  12/31/2006       16.043544         17.676407       1,978,532.4121
  01/01/2007    to  12/31/2007       17.676407         16.131145       1,598,488.4887
  01/01/2008    to  12/31/2008       16.131145          8.533693       1,331,403.3216
============   ==== ==========       =========         =========       ==============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.607663           603,710.2354
  01/01/2003    to  12/31/2003        7.607663          9.690594         1,724,473.5507
  01/01/2004    to  12/31/2004        9.690594         10.367887         2,142,412.1792
  01/01/2005    to  12/31/2005       10.367887         11.562016         1,560,795.8047
  01/01/2006    to  12/31/2006       11.562016         11.642913         1,547,216.5941
  01/01/2007    to  12/31/2007       11.642913         12.736327         1,370,855.8448
  01/01/2008    to  12/31/2008       12.736327          7.936920         1,233,062.8874
============   ==== ==========       =========         =========        ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064543         10.129022             1,761.1113
============   ==== ==========       =========         =========        ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.839954             6,382.0246
  01/01/2002    to  12/31/2002       10.839954          8.249162           677,031.6286
  01/01/2003    to  12/31/2003        8.249162         10.360344         1,312,372.0999
  01/01/2004    to  12/31/2004       10.360344         11.220948         1,562,037.4490
  01/01/2005    to  12/31/2005       11.220948         11.503609         1,519,249.0129
  01/01/2006    to  12/31/2006       11.503609         13.014826         1,318,334.2929
  01/01/2007    to  12/31/2007       13.014826         13.417251         1,047,513.7250
  01/01/2008    to  12/31/2008       13.417251          8.267288           919,075.7166
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.152382         15.096769            14,731.7289
  01/01/2006    to  12/31/2006       15.096769         15.408678            39,328.2866
  01/01/2007    to  12/31/2007       15.408678         15.742695            84,109.8648
  01/01/2008    to  12/31/2008       15.742695         15.378827           278,505.7173
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300361         10.684769         1,487,877.4590
  01/01/2005    to  12/31/2005       10.684769         11.584057         3,909,384.7415
  01/01/2006    to  12/31/2006       11.584057         12.930800         3,940,889.4579
  01/01/2007    to  12/31/2007       12.930800         13.065482         3,265,679.1542
  01/01/2008    to  12/31/2008       13.065482          7.594535         3,039,245.1583
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100540         10.388855         8,421,041.7640
  01/01/2005    to  12/31/2005       10.388855         10.930758        20,949,578.4864
  01/01/2006    to  12/31/2006       10.930758         12.022266        27,286,538.8309
  01/01/2007    to  12/31/2007       12.022266         12.383127        33,870,556.6607
  01/01/2008    to  12/31/2008       12.383127          8.277530        32,275,062.1718
============   ==== ==========       =========         =========        ===============

                         1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940683         10.105078         1,595,158.4110
  01/01/2005    to  12/31/2005       10.105078         10.369941         2,443,244.2844
  01/01/2006    to  12/31/2006       10.369941         11.064002         2,898,156.1817
  01/01/2007    to  12/31/2007       11.064002         11.508762         3,757,749.2514
  01/01/2008    to  12/31/2008       11.508762          8.968693         7,265,336.9481
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240415         10.599700         7,829,502.2490
  01/01/2005    to  12/31/2005       10.599700         11.361125        19,917,570.3516
  01/01/2006    to  12/31/2006       11.361125         12.676036        29,901,569.1855
  01/01/2007    to  12/31/2007       12.676036         13.034100        44,918,849.8659
  01/01/2008    to  12/31/2008       13.034100          7.953419        43,636,600.2259
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010620         10.225252         4,072,519.8390
  01/01/2005    to  12/31/2005       10.225252         10.627130         9,201,916.9296
  01/01/2006    to  12/31/2006       10.627130         11.506096        11,247,462.2064
  01/01/2007    to  12/31/2007       11.506096         12.001131        13,659,352.2150
  01/01/2008    to  12/31/2008       12.001131          8.672324        16,207,307.2590
============   ==== ==========       =========         =========        ===============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007917          6.987538         970,399.0817
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037916          8.921633          21,238.3849
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997918          6.337908       1,368,686.0602
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987918          5.739826         128,522.1693
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087913          6.034090          63,667.9142
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017917          7.658954         560,291.9481
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.860568         11.824810          15,145.7524
============   ==== ==========       =========         =========       ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         12.790697         448,931.1752
  01/01/2005    to  12/31/2005       12.790697         14.218141         457,667.2761
  01/01/2006    to  12/31/2006       14.218141         19.194490         706,727.4837
  01/01/2007    to  12/31/2007       19.194490         16.005296         838,701.4795
  01/01/2008    to  12/31/2008       16.005296          9.158910       1,032,932.1722
============   ==== ==========       =========         =========       ==============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.931716         465,390.7868
  01/01/2005    to  12/31/2005       11.931716         13.175555         638,172.2854
  01/01/2006    to  12/31/2006       13.175555         14.956929         796,969.2487
  01/01/2007    to  12/31/2007       14.956929         15.128293         787,469.3823
  01/01/2008    to  12/31/2008       15.128293          9.487967         679,650.2546
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.923190              94.4373
  01/01/2002    to  12/31/2002       10.923190          8.778461          43,565.6140
  01/01/2003    to  12/31/2003        8.778461         11.625277       1,067,394.2768
  01/01/2004    to  12/31/2004       11.625277         13.746952       1,667,703.1943
  01/01/2005    to  12/31/2005       13.746952         15.409353       1,282,258.0943
  01/01/2006    to  12/31/2006       15.409353         19.482154       1,443,863.0159
  01/01/2007    to  12/31/2007       19.482154         18.899669       1,449,336.1099
  01/01/2008    to  12/31/2008       18.899669         10.961554       1,210,140.8323
============   ==== ==========       =========         =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.978760           31,216.9571
  01/01/2002    to  12/31/2002       10.978760          9.606799          216,961.1672
  01/01/2003    to  12/31/2003        9.606799         11.893317          828,392.8204
  01/01/2004    to  12/31/2004       11.893317         13.349490          765,475.6868
  01/01/2005    to  12/31/2005       13.349490         14.154574          603,413.4304
  01/01/2006    to  12/31/2006       14.154574         15.927114          560,292.1986
  01/01/2007    to  12/31/2007       15.927114         15.202206          776,179.4275
  01/01/2008    to  12/31/2008       15.202206          9.202464          859,127.6895
============   ==== ==========       =========         =========        ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.279536          115,484.7875
  01/01/2002    to  12/31/2002        7.279536          5.154251          286,849.2794
  01/01/2003    to  12/31/2003        5.154251          6.620031        1,802,196.0562
  01/01/2004    to  12/31/2004        6.620031          7.043338        1,923,348.2733
  01/01/2005    to  12/31/2005        7.043338          7.849430        1,230,788.4022
  01/01/2006    to  12/31/2006        7.849430          7.568189        1,135,831.0174
  01/01/2007    to  12/31/2007        7.568189          7.593294        1,049,433.6246
  01/01/2008    to  12/31/2008        7.593294          4.540528          922,134.6950
============   ==== ==========       =========         =========        ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246282         10.616793           14,518.9346
  01/01/2006    to  12/31/2006       10.616793         11.103240          778,942.9631
  01/01/2007    to  12/31/2007       11.103240         10.249680          927,582.9383
  01/01/2008    to  12/31/2008       10.249680          4.563760          808,067.6676
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.304828           24,678.2581
  01/01/2007    to  12/31/2007       10.304828         12.925932          226,717.8612
  01/01/2008    to  12/31/2008       12.925932          7.702959          346,834.6688
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.924032           29,458.0761
  01/01/2002    to  12/31/2002       13.924032         13.583639          247,038.0811
  01/01/2003    to  12/31/2003       13.583639         15.881558        1,711,235.4675
  01/01/2004    to  12/31/2004       15.881558         16.854422        1,700,183.8269
  01/01/2005    to  12/31/2005       16.854422         16.785051        1,126,430.5272
  01/01/2006    to  12/31/2006       16.785051         17.976644        1,086,758.7958
  01/01/2007    to  12/31/2007       17.976644         18.791730        1,042,212.6471
  01/01/2008    to  12/31/2008       18.791730         15.007127          810,719.3162
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.231685           80,423.6750
  01/01/2002    to  12/31/2002       41.231685         33.124735          266,108.4525
  01/01/2003    to  12/31/2003       33.124735         42.490294        1,028,814.3410
  01/01/2004    to  12/31/2004       42.490294         46.960946        1,127,359.5546
  01/01/2005    to  12/31/2005       46.960946         47.642491          838,033.3523
  01/01/2006    to  12/31/2006       47.642491         55.062455          832,858.1777
  01/01/2007    to  12/31/2007       55.062455         56.030982          787,206.9374
  01/01/2008    to  12/31/2008       56.030982         35.000443          743,454.8873
============   ==== ==========       =========         =========        ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.873923         15.676272          387,389.9873
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.838879           18,638.7556
  01/01/2002    to  12/31/2002       11.838879          8.421029          168,439.4636
  01/01/2003    to  12/31/2003        8.421029         11.473990          754,676.3210
  01/01/2004    to  12/31/2004       11.473990         11.981598        1,280,199.2526
  01/01/2005    to  12/31/2005       11.981598         12.728544          820,853.3167
  01/01/2006    to  12/31/2006       12.728544         14.260960          740,367.1024
  01/01/2007    to  12/31/2007       14.260960         15.540130          658,878.2034
  01/01/2008    to  12/31/2008       15.540130          9.341736          598,018.7953
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          6.577412           36,972.9255
============   ==== ==========       =========         =========        ==============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997918          7.009436          163,700.2002
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.034479           98,227.5839
  01/01/2002    to  12/31/2002        8.034479          6.242515          193,761.9457
  01/01/2003    to  12/31/2003        6.242515          7.615832          491,229.4686
  01/01/2004    to  11/19/2004        7.615832          7.789155          628,014.4597
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988438         10.443386           61,894.0304
  01/01/2007    to  12/31/2007       10.443386         13.997877          201,857.8366
  01/01/2008    to  12/31/2008       13.997877          6.107034        1,300,719.6577
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.348474           79,785.0455
  01/01/2002    to  12/31/2002        8.348474          7.224602          263,793.2750
  01/01/2003    to  12/31/2003        7.224602          9.360152          668,332.2299
  01/01/2004    to  12/31/2004        9.360152         10.979856        1,371,702.0629
  01/01/2005    to  12/31/2005       10.979856         12.543118        1,048,425.7713
  01/01/2006    to  12/31/2006       12.543118         15.577096        1,324,091.3409
  01/01/2007    to  12/31/2007       15.577096         17.313567        1,552,782.6006
  01/01/2008    to  12/31/2008       17.313567          9.790126        1,860,865.9098
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.433892          285,164.1452
  01/01/2002    to  12/31/2002        8.433892          6.228069          861,756.7272
  01/01/2003    to  12/31/2003        6.228069          7.854290        3,492,160.9173
  01/01/2004    to  12/31/2004        7.854290          8.199570        4,131,977.5777
  01/01/2005    to  12/31/2005        8.199570          8.424977        2,949,553.7719
  01/01/2006    to  12/31/2006        8.424977          8.896428        2,832,565.6219
  01/01/2007    to  12/31/2007        8.896428          9.975273        2,475,304.2300
  01/01/2008    to  12/31/2008        9.975273          5.290726        2,165,339.9010
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.401088        1,548,238.9531
  01/01/2004    to  12/31/2004       10.401088         11.124393        2,348,867.5763
  01/01/2005    to  12/31/2005       11.124393         11.067004        1,872,092.1192
  01/01/2006    to  12/31/2006       11.067004         10.901283        1,987,044.5726
  01/01/2007    to  12/31/2007       10.901283         11.849895        2,236,803.2418
  01/01/2008    to  12/31/2008       11.849895         10.825292        2,714,510.4740
============   ==== ==========       =========         =========        ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.495175          198,802.8859
  01/01/2002    to  12/31/2002       10.495175         11.254708        1,057,186.4270
  01/01/2003    to  12/31/2003       11.254708         11.518393        2,164,984.1662
  01/01/2004    to  12/31/2004       11.518393         11.863917        2,064,108.2669
  01/01/2005    to  12/31/2005       11.863917         11.902882        1,662,486.0267
  01/01/2006    to  12/31/2006       11.902882         12.207117        2,342,787.3303
  01/01/2007    to  12/31/2007       12.207117         12.882116        3,224,156.4153
  01/01/2008    to  12/31/2008       12.882116         12.690839        3,616,771.0148
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563975          9.975512           35,042.6801
  01/01/2008    to  12/31/2008        9.975512          5.695473           75,802.4502
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.069589         101,817.0063
  01/01/2002    to  12/31/2002        6.069589          2.934022         289,926.7780
  01/01/2003    to  12/31/2003        2.934022          4.536216         786,150.0851
  01/01/2004    to  12/31/2004        4.536216          4.258682       1,231,242.5910
  01/01/2005    to  12/31/2005        4.258682          4.639082         948,466.6679
  01/01/2006    to  12/31/2006        4.639082          4.795367         870,261.8653
  01/01/2007    to  12/31/2007        4.795367          6.187776         868,987.5489
  01/01/2008    to  12/31/2008        6.187776          3.372242         691,949.8158
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.275322          8.432790           8,450.5884
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.662185          7.731167           4,983.1147
============   ==== ==========       =========         =========       ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.204508         151,657.9395
  01/01/2002    to  12/31/2002        8.204508          4.504875         410,075.7851
  01/01/2003    to  12/31/2003        4.504875          6.039673       2,197,630.1348
  01/01/2004    to  12/31/2004        6.039673          6.981901       1,971,653.9916
  01/01/2005    to  12/31/2005        6.981901          7.852952       1,749,537.6740
  01/01/2006    to  12/31/2006        7.852952          8.180513       1,877,045.2415
  01/01/2007    to  12/31/2007        8.180513          9.441318       1,687,942.5475
  01/01/2008    to  12/31/2008        9.441318          5.580999       1,581,354.0428
============   ==== ==========       =========         =========       ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.204986         196,052.5264
  01/01/2003    to  12/31/2003        8.204986         11.385490       1,287,783.9731
  01/01/2004    to  12/31/2004       11.385490         14.131572       1,715,706.2330
  01/01/2005    to  12/31/2005       14.131572         16.012689       1,610,231.6767
  01/01/2006    to  12/31/2006       16.012689         17.775216       1,771,398.0074
  01/01/2007    to  12/31/2007       17.775216         16.911972       1,570,748.0957
  01/01/2008    to  12/31/2008       16.911972         11.644231       1,420,010.1661
============   ==== ==========       =========         =========       ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998438         11.077804         425,828.7454
  01/01/2005    to  12/31/2005       11.077804         12.104461         252,330.7747
  01/01/2006    to  12/31/2006       12.104461         12.598415         414,552.4863
  01/01/2007    to  12/31/2007       12.598415         15.344884         405,066.0009
  01/01/2008    to  12/31/2008       15.344884          7.783610         399,907.8934
============   ==== ==========       =========         =========       ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998438         10.440811           81,993.7821
  01/01/2006    to  12/31/2006       10.440811         11.889440          287,564.3432
  01/01/2007    to  12/31/2007       11.889440         11.373762          619,909.5147
  01/01/2008    to  12/31/2008       11.373762          7.151498          777,925.3716
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.759123          9.829323          745,305.1838
  01/01/2006    to  12/31/2006        9.829323         10.083779          959,252.7544
  01/01/2007    to  12/31/2007       10.083779         10.369277        2,552,182.5580
  01/01/2008    to  12/31/2008       10.369277         10.438029        3,598,289.2836
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.114716          309,736.2036
  01/01/2002    to  12/31/2002       10.114716         10.033146          473,529.8768
  01/01/2003    to  12/31/2003       10.033146          9.887065          754,276.1323
  01/01/2004    to  12/31/2004        9.887065          9.762689          569,937.6104
  01/01/2005    to  04/30/2005        9.762689          9.759537            3,293.9145
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.116997          286,807.3158
  01/01/2002    to  12/31/2002       10.116997          8.283563          791,864.3525
  01/01/2003    to  12/31/2003        8.283563         10.625867        2,611,291.2113
  01/01/2004    to  12/31/2004       10.625867         11.691186        3,771,622.5577
  01/01/2005    to  12/31/2005       11.691186         12.634573        2,990,969.8038
  01/01/2006    to  12/31/2006       12.634573         14.183373        2,926,032.1850
  01/01/2007    to  12/31/2007       14.183373         14.531708        2,645,006.5433
  01/01/2008    to  12/31/2008       14.531708          8.631580        2,438,465.2348
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.901244          174,140.7693
  01/01/2002    to  12/31/2002       11.901244         10.618492          670,829.4633
  01/01/2003    to  12/31/2003       10.618492         13.787013        2,059,838.4388
  01/01/2004    to  12/31/2004       13.787013         14.832557        2,192,766.3823
  01/01/2005    to  12/31/2005       14.832557         15.967065        1,837,384.5287
  01/01/2006    to  12/31/2006       15.967065         17.574617        1,664,990.4354
  01/01/2007    to  12/31/2007       17.574617         16.022131        1,327,881.8231
  01/01/2008    to  12/31/2008       16.022131          8.467499        1,203,861.5748
============   ==== ==========       =========         =========        ==============

                        1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.602564           73,855.4034
  01/01/2003    to  12/31/2003        7.602564          9.674439        1,172,461.3599
  01/01/2004    to  12/31/2004        9.674439         10.340233        1,645,901.3429
  01/01/2005    to  12/31/2005       10.340233         11.519694        1,126,690.4531
  01/01/2006    to  12/31/2006       11.519694         11.588731        1,222,537.2190
  01/01/2007    to  12/31/2007       11.588731         12.664321        1,152,722.9121
  01/01/2008    to  12/31/2008       12.664321          7.884117        1,205,306.5843
============   ==== ==========       =========         =========       ===============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064240         10.127304                0.0000
============   ==== ==========       =========         =========       ===============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.837498           20,493.0070
  01/01/2002    to  12/31/2002       10.837498          8.239034          270,170.6308
  01/01/2003    to  12/31/2003        8.239034         10.337295          662,457.2601
  01/01/2004    to  12/31/2004       10.337295         11.184770        1,062,486.9123
  01/01/2005    to  12/31/2005       11.184770         11.455096          948,385.9606
  01/01/2006    to  12/31/2006       11.455096         12.947028          927,907.6398
  01/01/2007    to  12/31/2007       12.947028         13.333947          811,550.3591
  01/01/2008    to  12/31/2008       13.333947          8.207703          713,686.1818
============   ==== ==========       =========         =========       ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.993974         14.929039           18,584.4022
  01/01/2006    to  12/31/2006       14.929039         15.222294          106,625.8664
  01/01/2007    to  12/31/2007       15.222294         15.536642          140,960.3651
  01/01/2008    to  12/31/2008       15.536642         15.162330          179,344.5048
============   ==== ==========       =========         =========       ===============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299826         10.683074        1,069,672.4010
  01/01/2005    to  12/31/2005       10.683074         11.570684        3,214,740.0473
  01/01/2006    to  12/31/2006       11.570684         12.903002        4,398,997.4450
  01/01/2007    to  12/31/2007       12.903002         13.024293        4,667,961.0060
  01/01/2008    to  12/31/2008       13.024293          7.562984        3,454,855.6278
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100015         10.387206        8,807,823.5290
  01/01/2005    to  12/31/2005       10.387206         10.918136       17,721,069.7741
  01/01/2006    to  12/31/2006       10.918136         11.996419       24,085,573.8268
  01/01/2007    to  12/31/2007       11.996419         12.344089       25,810,255.4351
  01/01/2008    to  12/31/2008       12.344089          8.243149       22,472,965.6791
============   ==== ==========       =========         =========       ===============

                         1.90% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940166         10.103473           586,448.2435
  01/01/2005    to  12/31/2005       10.103473         10.357964         1,408,916.6816
  01/01/2006    to  12/31/2006       10.357964         11.040211         2,194,364.1670
  01/01/2007    to  12/31/2007       11.040211         11.472478         2,881,371.6356
  01/01/2008    to  12/31/2008       11.472478          8.931449         5,099,553.2363
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239883         10.598018         5,966,809.4160
  01/01/2005    to  12/31/2005       10.598018         11.348007        14,686,703.6966
  01/01/2006    to  12/31/2006       11.348007         12.648785        23,609,063.4459
  01/01/2007    to  12/31/2007       12.648785         12.993010        30,109,928.2965
  01/01/2008    to  12/31/2008       12.993010          7.920380        27,654,881.5165
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010099         10.223628         2,954,333.1140
  01/01/2005    to  12/31/2005       10.223628         10.614857         6,636,215.7766
  01/01/2006    to  12/31/2006       10.614857         11.481355         8,463,388.9588
  01/01/2007    to  12/31/2007       11.481355         11.963296        10,373,135.2116
  01/01/2008    to  12/31/2008       11.963296          8.636307        10,424,759.4122
============   ==== ==========       =========         =========        ===============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007808          6.982721         184,000.0252
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037806          8.915497          56,766.8101
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997808          6.333535         127,858.3509
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987809          5.735862          33,529.3069
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087803          6.029928          53,911.7100
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017807          7.653679          25,313.5496
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.676575         11.679717               0.0000
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         12.782124          94,675.0123
  01/01/2005    to  12/31/2005       12.782124         14.194452          60,758.6799
  01/01/2006    to  12/31/2006       14.194452         19.143432          59,929.2313
  01/01/2007    to  12/31/2007       19.143432         15.946665          45,939.3302
  01/01/2008    to  12/31/2008       15.946665          9.116180          38,920.6444
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.923714          90,770.9843
  01/01/2005    to  12/31/2005       11.923714         13.153602          64,931.9032
  01/01/2006    to  12/31/2006       13.153602         14.917127          79,908.5255
  01/01/2007    to  12/31/2007       14.917127         15.072869          69,810.2483
  01/01/2008    to  12/31/2008       15.072869          9.443707          54,331.6698
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.670416         11.599408         323,720.5784
  01/01/2004    to  12/31/2004       11.599408         13.702620         281,617.2411
  01/01/2005    to  12/31/2005       13.702620         15.344356         187,201.4154
  01/01/2006    to  12/31/2006       15.344356         19.380650         199,007.4686
  01/01/2007    to  12/31/2007       19.380650         18.782294         185,607.0734
  01/01/2008    to  12/31/2008       18.782294         10.882531         151,280.2045
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.638372         11.866859         191,879.5904
  01/01/2004    to  12/31/2004       11.866859         13.306444          97,660.0132
  01/01/2005    to  12/31/2005       13.306444         14.094875          80,145.2322
  01/01/2006    to  12/31/2006       14.094875         15.844132          78,560.7007
  01/01/2007    to  12/31/2007       15.844132         15.107798          71,999.6034
  01/01/2008    to  12/31/2008       15.107798          9.136124          57,513.2442
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.448435          6.616144         455,358.6195
  01/01/2004    to  12/31/2004        6.616144          7.032146         311,399.3473
  01/01/2005    to  12/31/2005        7.032146          7.829149         179,721.8516
  01/01/2006    to  12/31/2006        7.829149          7.541105         179,333.7057
  01/01/2007    to  12/31/2007        7.541105          7.558515         144,689.5304
  01/01/2008    to  12/31/2008        7.558515          4.515188         130,349.2558
============   ==== ==========       =========         =========         ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246086         10.615048           1,168.7764
  01/01/2006    to  12/31/2006       10.615048         11.090346          24,837.5020
  01/01/2007    to  12/31/2007       11.090346         10.227481          30,516.9044
  01/01/2008    to  12/31/2008       10.227481          4.549288          40,824.3472
============   ==== ==========       =========         =========         ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.297910          10,521.3492
  01/01/2007    to  12/31/2007       10.297910         12.904282          33,514.8396
  01/01/2008    to  12/31/2008       12.904282          7.682330          30,126.3488
============   ==== ==========       =========         =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.543946         15.872127         417,792.4078
  01/01/2004    to  12/31/2004       15.872127         16.827533         364,390.8362
  01/01/2005    to  12/31/2005       16.827533         16.741568         234,964.9413
  01/01/2006    to  12/31/2006       16.741568         17.912204         241,944.4990
  01/01/2007    to  12/31/2007       17.912204         18.705553         180,122.9360
  01/01/2008    to  12/31/2008       18.705553         14.923321         119,269.1848
============   ==== ==========       =========         =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.194526         42.464964         236,378.2919
  01/01/2004    to  12/31/2004       42.464964         46.885921         179,615.1724
  01/01/2005    to  12/31/2005       46.885921         47.518965         119,375.0745
  01/01/2006    to  12/31/2006       47.518965         54.864963         105,293.7574
  01/01/2007    to  12/31/2007       54.864963         55.773897          86,845.9957
  01/01/2008    to  12/31/2008       55.773897         34.804809          79,030.1420
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.619889         15.498935           8,802.5422
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.626518         11.448459         209,079.3313
  01/01/2004    to  12/31/2004       11.448459         11.942952         216,402.4753
  01/01/2005    to  12/31/2005       11.942952         12.674847         139,898.6832
  01/01/2006    to  12/31/2006       12.674847         14.186639         135,316.6926
  01/01/2007    to  12/31/2007       14.186639         15.443604         101,407.2620
  01/01/2008    to  12/31/2008       15.443604          9.274377          99,491.8696
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808          6.572875           6,411.4093
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997808          7.004605          69,284.4158
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.358618          7.611301          70,796.5636
  01/01/2004    to  11/19/2004        7.611301          7.777635          65,908.0464
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.436370           5,663.6056
  01/01/2007    to  12/31/2007       10.436370         13.974426          32,550.2124
  01/01/2008    to  12/31/2008       13.974426          6.090664          37,784.3397
============   ==== ==========       =========         =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.257802          9.354589         125,668.3031
  01/01/2004    to  12/31/2004        9.354589         10.962337         226,306.1175
  01/01/2005    to  12/31/2005       10.962337         12.510627         153,670.0885
  01/01/2006    to  12/31/2006       12.510627         15.521265         152,603.8290
  01/01/2007    to  12/31/2007       15.521265         17.234173         178,346.7885
  01/01/2008    to  12/31/2008       17.234173          9.735436         133,416.6535
============   ==== ==========       =========         =========         ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.477297          7.849613         764,564.4127
  01/01/2004    to  12/31/2004        7.849613          8.186475         578,892.3625
  01/01/2005    to  12/31/2005        8.186475          8.403139         383,399.9285
  01/01/2006    to  12/31/2006        8.403139          8.864521         415,622.8526
  01/01/2007    to  12/31/2007        8.864521          9.929508         349,175.6851
  01/01/2008    to  12/31/2008        9.929508          5.261155         297,576.6303
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.394134         322,336.5344
  01/01/2004    to  12/31/2004       10.394134         11.105815         382,850.1796
  01/01/2005    to  12/31/2005       11.105815         11.037506         240,763.4548
  01/01/2006    to  12/31/2006       11.037506         10.861386         234,597.8530
  01/01/2007    to  12/31/2007       10.861386         11.794665         206,052.6001
  01/01/2008    to  12/31/2008       11.794665         10.764035         144,764.2939
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.492012         11.511554         497,120.5407
  01/01/2004    to  12/31/2004       11.511554         11.844988         425,802.7201
  01/01/2005    to  12/31/2005       11.844988         11.872043         338,717.0987
  01/01/2006    to  12/31/2006       11.872043         12.163353         316,052.9643
  01/01/2007    to  12/31/2007       12.163353         12.823035         279,980.7632
  01/01/2008    to  12/31/2008       12.823035         12.619976         253,190.4448
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658          9.973841           1,924.9612
  01/01/2008    to  12/31/2008        9.973841          5.688793          15,317.1846
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.270753          4.533561         104,135.7145
  01/01/2004    to  12/31/2004        4.533561          4.251921         128,383.3200
  01/01/2005    to  12/31/2005        4.251921          4.627103          96,637.1328
  01/01/2006    to  12/31/2006        4.627103          4.778214         165,523.0728
  01/01/2007    to  12/31/2007        4.778214          6.159452         174,673.5160
  01/01/2008    to  12/31/2008        6.159452          3.353429         166,340.0533
============   ==== ==========       =========         =========         ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.249570          8.405373               0.0000
============   ==== ==========       =========         =========         ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.638337          7.706026               0.0000
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.708482          6.036086         372,163.5120
  01/01/2004    to  12/31/2004        6.036086          6.970762         184,054.1202
  01/01/2005    to  12/31/2005        6.970762          7.832612         189,972.5494
  01/01/2006    to  12/31/2006        7.832612          8.151187         230,374.7017
  01/01/2007    to  12/31/2007        8.151187          9.398020         198,262.6118
  01/01/2008    to  12/31/2008        9.398020          5.549820         177,225.2755
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.420782         11.366509         309,778.3536
  01/01/2004    to  12/31/2004       11.366509         14.093881         237,618.1892
  01/01/2005    to  12/31/2005       14.093881         15.954074         159,236.5674
  01/01/2006    to  12/31/2006       15.954074         17.692495         160,732.2609
  01/01/2007    to  12/31/2007       17.692495         16.816338         129,159.6976
  01/01/2008    to  12/31/2008       16.816338         11.566752         128,430.8310
============   ==== ==========       =========         =========         ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.070369          72,267.0575
  01/01/2005    to  12/31/2005       11.070369         12.084285          38,479.3992
  01/01/2006    to  12/31/2006       12.084285         12.564869          40,347.6562
  01/01/2007    to  12/31/2007       12.564869         15.288651          50,146.0518
  01/01/2008    to  12/31/2008       15.288651          7.747284          50,235.1885
============   ==== ==========       =========         =========         ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356         10.433808          13,561.9235
  01/01/2006    to  12/31/2006       10.433808         11.869623          48,946.3675
  01/01/2007    to  12/31/2007       11.869623         11.343390          45,178.2287
  01/01/2008    to  12/31/2008       11.343390          7.125230          41,416.2311
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.740285          9.803847          48,880.7654
  01/01/2006    to  12/31/2006        9.803847         10.047619          56,043.2683
  01/01/2007    to  12/31/2007       10.047619         10.321710         189,793.1392
  01/01/2008    to  12/31/2008       10.321710         10.379732         661,601.2020
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        9.991329          9.881184         147,194.2876
  01/01/2004    to  12/31/2004        9.881184          9.747102          55,854.1411
  01/01/2005    to  04/30/2005        9.747102          9.740779               0.0000
============   ==== ==========       =========         =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.467022         10.619550         482,534.2938
  01/01/2004    to  12/31/2004       10.619550         11.672528         522,761.2432
  01/01/2005    to  12/31/2005       11.672528         12.601842         342,980.9688
  01/01/2006    to  12/31/2006       12.601842         14.132531         346,491.1543
  01/01/2007    to  12/31/2007       14.132531         14.465062         326,030.7541
  01/01/2008    to  12/31/2008       14.465062          8.583353         248,704.4892
============   ==== ==========       =========         =========         ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.825376         13.778783         382,297.8868
  01/01/2004    to  12/31/2004       13.778783         14.808845         295,898.9014
  01/01/2005    to  12/31/2005       14.808845         15.925655         240,151.0204
  01/01/2006    to  12/31/2006       15.925655         17.511568         230,268.1206
  01/01/2007    to  12/31/2007       17.511568         15.948596         178,817.8450
  01/01/2008    to  12/31/2008       15.948596          8.420158         186,473.1912
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.020892          9.658301         292,340.8749
  01/01/2004    to  12/31/2004        9.658301         10.312638         253,634.4079
  01/01/2005    to  12/31/2005       10.312638         11.477507         163,490.7278
  01/01/2006    to  12/31/2006       11.477507         11.534778         166,034.8344
  01/01/2007    to  12/31/2007       11.534778         12.592692         126,809.9053
  01/01/2008    to  12/31/2008       12.592692          7.831644         114,056.1255
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063937         10.125586               0.0000
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.547392         10.314288         154,141.2558
  01/01/2004    to  12/31/2004       10.314288         11.148694         103,713.0930
  01/01/2005    to  12/31/2005       11.148694         11.406769         130,714.9227
  01/01/2006    to  12/31/2006       11.406769         12.879559         131,588.8315
  01/01/2007    to  12/31/2007       12.879559         13.251129         104,257.3162
  01/01/2008    to  12/31/2008       13.251129          8.148526         119,904.7574
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222         14.763172               0.0000
  01/01/2006    to  12/31/2006       14.763172         15.038163           1,095.1197
  01/01/2007    to  12/31/2007       15.038163         15.333285           3,697.1190
  01/01/2008    to  12/31/2008       15.333285         14.948873           6,339.9968
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291         10.681379         831,232.3423
  01/01/2005    to  12/31/2005       10.681379         11.557321       1,001,617.4838
  01/01/2006    to  12/31/2006       11.557321         12.875254         913,824.5016
  01/01/2007    to  12/31/2007       12.875254         12.983219         535,274.0874
  01/01/2008    to  12/31/2008       12.983219          7.531553         346,926.7634
============   ==== ==========       =========         =========       ==============

                         2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490         10.385557         1,201,151.8780
  01/01/2005    to  12/31/2005       10.385557         10.905523         2,664,536.4573
  01/01/2006    to  12/31/2006       10.905523         11.970617         3,258,534.4045
  01/01/2007    to  12/31/2007       11.970617         12.305159         3,058,097.4179
  01/01/2008    to  12/31/2008       12.305159          8.208898         2,723,682.5944
============   ==== ==========       =========         =========         ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649         10.101868            93,959.5617
  01/01/2005    to  12/31/2005       10.101868         10.345995           546,701.4133
  01/01/2006    to  12/31/2006       10.345995         11.016462           498,622.4885
  01/01/2007    to  12/31/2007       11.016462         11.436295           867,626.0466
  01/01/2008    to  12/31/2008       11.436295          8.894345         1,002,444.2268
============   ==== ==========       =========         =========         ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351         10.596336         1,231,650.6370
  01/01/2005    to  12/31/2005       10.596336         11.334900         2,552,509.6525
  01/01/2006    to  12/31/2006       11.334900         12.621582         3,300,764.3244
  01/01/2007    to  12/31/2007       12.621582         12.952034         3,402,399.5126
  01/01/2008    to  12/31/2008       12.952034          7.887466         2,913,163.1749
============   ==== ==========       =========         =========         ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579         10.222004           201,387.1473
  01/01/2005    to  12/31/2005       10.222004         10.602593           604,368.0698
  01/01/2006    to  12/31/2006       10.602593         11.456660           911,614.1911
  01/01/2007    to  12/31/2007       11.456660         11.925566         1,310,986.9255
  01/01/2008    to  12/31/2008       11.925566          8.600426         1,331,305.0002
============   ==== ==========       =========         =========         ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.007753          6.980314         133,811.4209
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.037751          8.912431          15,065.3900
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.997754          6.331349         280,865.7053
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.987754          5.733881          28,135.0232
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.087748          6.027848          15,359.3393
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.017752          7.651043         134,477.6004
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       15.585381         11.607839             423.9366
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         12.777839          85,660.4603
  01/01/2005    to  12/31/2005       12.777839         14.182623          86,646.7443
  01/01/2006    to  12/31/2006       14.182623         19.117954         121,441.4993
  01/01/2007    to  12/31/2007       19.117954         15.917430         147,927.0516
  01/01/2008    to  12/31/2008       15.917430          9.094890         166,867.5082
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         11.919714          73,903.7494
  01/01/2005    to  12/31/2005       11.919714         13.142639          80,986.6847
  01/01/2006    to  12/31/2006       13.142639         14.897265          84,389.0735
  01/01/2007    to  12/31/2007       14.897265         15.045233          64,927.7816
  01/01/2008    to  12/31/2008       15.045233          9.421654          54,308.6681
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.919466             766.2948
  01/01/2002    to  12/31/2002       10.919466          8.762286          50,576.2405
  01/01/2003    to  12/31/2003        8.762286         11.586477         295,958.4795
  01/01/2004    to  12/31/2004       11.586477         13.680486         296,521.6943
  01/01/2005    to  12/31/2005       13.680486         15.311936         278,844.7095
  01/01/2006    to  12/31/2006       15.311936         19.330066         257,615.6710
  01/01/2007    to  12/31/2007       19.330066         18.723852         261,850.6855
  01/01/2008    to  12/31/2008       18.723852         10.843216         176,082.3889
============   ==== ==========       =========         =========         ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.975020            10.0000
  01/01/2002    to  12/31/2002       10.975020          9.589118       120,294.6272
  01/01/2003    to  12/31/2003        9.589118         11.853651       329,984.9882
  01/01/2004    to  12/31/2004       11.853651         13.284973       245,822.5895
  01/01/2005    to  12/31/2005       13.284973         14.065118       203,167.6045
  01/01/2006    to  12/31/2006       14.065118         15.802802       198,231.3433
  01/01/2007    to  12/31/2007       15.802802         15.060813       257,877.1651
  01/01/2008    to  12/31/2008       15.060813          9.103133       239,026.6245
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.041634          7.271012       178,768.9663
  01/01/2002    to  12/31/2002        7.271012          5.140483       492,175.2361
  01/01/2003    to  12/31/2003        5.140483          6.592476       700,094.8116
  01/01/2004    to  12/31/2004        6.592476          7.003478       685,779.1552
  01/01/2005    to  12/31/2005        7.003478          7.793346       443,459.6095
  01/01/2006    to  12/31/2006        7.793346          7.502875       369,270.5981
  01/01/2007    to  12/31/2007        7.502875          7.516415       317,385.7729
  01/01/2008    to  12/31/2008        7.516415          4.487781       284,156.5308
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245988         10.614176        24,236.9302
  01/01/2006    to  12/31/2006       10.614176         11.083909       105,921.4343
  01/01/2007    to  12/31/2007       11.083909         10.216408       162,559.7513
  01/01/2008    to  12/31/2008       10.216408          4.542073       188,844.3348
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315         10.294456         4,950.2688
  01/01/2007    to  12/31/2007       10.294456         12.893478        57,553.2816
  01/01/2008    to  12/31/2008       12.893478          7.672041        74,325.1032
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.963875         13.907731       162,449.6789
  01/01/2002    to  12/31/2002       13.907731         13.547402       517,037.0683
  01/01/2003    to  12/31/2003       13.547402         15.815460       989,389.3230
  01/01/2004    to  12/31/2004       15.815460         16.759052       625,967.8135
  01/01/2005    to  12/31/2005       16.759052         16.665125       434,170.7009
  01/01/2006    to  12/31/2006       16.665125         17.821527       338,175.6700
  01/01/2007    to  12/31/2007       17.821527         18.601507       254,169.2040
  01/01/2008    to  12/31/2008       18.601507         14.832868       191,345.2734
============   ==== ==========       =========         =========       ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.123031         41.183429        98,683.9583
  01/01/2002    to  12/31/2002       41.183429         33.036285       302,516.3348
  01/01/2003    to  12/31/2003       33.036285         42.313390       445,920.4349
  01/01/2004    to  12/31/2004       42.313390         46.695155       338,352.6795
  01/01/2005    to  12/31/2005       46.695155         47.302031       275,629.5718
  01/01/2006    to  12/31/2006       47.302031         54.587274       249,601.0989
  01/01/2007    to  12/31/2007       54.587274         55.463710       227,997.5920
  01/01/2008    to  12/31/2008       55.463710         34.593831       192,108.4190
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       23.494010         15.411100        53,037.3276
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.834858         4,963.5205
  01/01/2002    to  12/31/2002       11.834858          8.405523       190,183.3562
  01/01/2003    to  12/31/2003        8.405523         11.435723       313,667.0044
  01/01/2004    to  12/31/2004       11.435723         11.923685       393,613.7625
  01/01/2005    to  12/31/2005       11.923685         12.648094       265,468.9951
  01/01/2006    to  12/31/2006       12.648094         14.149636       213,842.9712
  01/01/2007    to  12/31/2007       14.149636         15.395578       174,168.1777
  01/01/2008    to  12/31/2008       15.395578          9.240888       154,109.7312
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754          6.570607        28,316.8258
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.997754          7.002190       124,290.4658
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.137898          8.025064        98,919.0269
  01/01/2002    to  12/31/2002        8.025064          6.225832       294,122.5696
  01/01/2003    to  12/31/2003        6.225832          7.584109       339,800.2841
  01/01/2004    to  11/19/2004        7.584109          7.746419       253,761.4379
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988315         10.432867         7,107.5222
  01/01/2007    to  12/31/2007       10.432867         13.962722        72,926.9122
  01/01/2008    to  12/31/2008       13.962722          6.082499       254,692.9255
============   ==== ==========       =========         =========       ============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.805686          8.338689         120,184.4652
  01/01/2002    to  12/31/2002        8.338689          7.205307         329,704.3526
  01/01/2003    to  12/31/2003        7.205307          9.321176         415,065.3359
  01/01/2004    to  12/31/2004        9.321176         10.917708         406,868.9519
  01/01/2005    to  12/31/2005       10.917708         12.453487         326,612.1605
  01/01/2006    to  12/31/2006       12.453487         15.442674         349,136.4641
  01/01/2007    to  12/31/2007       15.442674         17.138290         422,776.4752
  01/01/2008    to  12/31/2008       17.138290          9.676406         414,107.8907
============   ==== ==========       =========         =========       ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.558733          8.424014         397,356.1448
  01/01/2002    to  12/31/2002        8.424014          6.211432       1,090,541.8353
  01/01/2003    to  12/31/2003        6.211432          7.821582       1,598,586.2859
  01/01/2004    to  12/31/2004        7.821582          8.153153       1,390,362.4784
  01/01/2005    to  12/31/2005        8.153153          8.364763       1,099,885.8882
  01/01/2006    to  12/31/2006        8.364763          8.819638         966,595.1524
  01/01/2007    to  12/31/2007        8.819638          9.874268         761,003.5880
  01/01/2008    to  12/31/2008        9.874268          5.229254         664,487.3850
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.390659         585,159.9842
  01/01/2004    to  12/31/2004       10.390659         11.096537         585,787.9719
  01/01/2005    to  12/31/2005       11.096537         11.022786         377,386.3163
  01/01/2006    to  12/31/2006       11.022786         10.841492         307,553.7396
  01/01/2007    to  12/31/2007       10.841492         11.767146         453,759.8332
  01/01/2008    to  12/31/2008       11.767146         10.733536         360,202.9360
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.161771         10.482897         333,283.9639
  01/01/2002    to  12/31/2002       10.482897         11.224688       1,751,045.9975
  01/01/2003    to  12/31/2003       11.224688         11.470430       1,446,312.1222
  01/01/2004    to  12/31/2004       11.470430         11.796756         992,771.1322
  01/01/2005    to  12/31/2005       11.796756         11.817806         913,535.7194
  01/01/2006    to  12/31/2006       11.817806         12.101748       1,030,788.4572
  01/01/2007    to  12/31/2007       12.101748         12.751678       1,225,143.0195
  01/01/2008    to  12/31/2008       12.751678         12.543460       1,085,536.0072
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563499          9.973006           3,591.3320
  01/01/2008    to  12/31/2008        9.973006          5.685456          12,498.9047
============   ==== ==========       =========         =========       ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        7.234270          6.062465           62,555.9700
  01/01/2002    to  12/31/2002        6.062465          2.926172          293,830.3480
  01/01/2003    to  12/31/2003        2.926172          4.517320          431,395.9416
  01/01/2004    to  12/31/2004        4.517320          4.234564          549,600.5310
  01/01/2005    to  12/31/2005        4.234564          4.605918          306,787.5050
  01/01/2006    to  12/31/2006        4.605918          4.753966          242,613.5426
  01/01/2007    to  12/31/2007        4.753966          6.125116          198,842.6742
  01/01/2008    to  12/31/2008        6.125116          3.333058          151,925.7902
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.236724          8.391697            9,190.8464
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.626441          7.693486            7,616.8199
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.099086          8.194891          260,424.7394
  01/01/2002    to  12/31/2002        8.194891          4.492827          660,612.3553
  01/01/2003    to  12/31/2003        4.492827          6.014504        1,026,269.7378
  01/01/2004    to  12/31/2004        6.014504          6.942358          894,898.0689
  01/01/2005    to  12/31/2005        6.942358          7.796808          678,220.8621
  01/01/2006    to  12/31/2006        7.796808          8.109881          541,003.5879
  01/01/2007    to  12/31/2007        8.109881          9.345696          487,502.1964
  01/01/2008    to  12/31/2008        9.345696          5.516147          405,570.9609
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.196735          153,210.7769
  01/01/2003    to  12/31/2003        8.196735         11.357032          498,387.1721
  01/01/2004    to  12/31/2004       11.357032         14.075075          481,356.7515
  01/01/2005    to  12/31/2005       14.075075         15.924850          356,107.2832
  01/01/2006    to  12/31/2006       15.924850         17.651281          278,209.8687
  01/01/2007    to  12/31/2007       17.651281         16.768726          247,135.6746
  01/01/2008    to  12/31/2008       16.768726         11.528208          195,931.4458
============   ==== ==========       =========         =========        ==============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998315         11.066653           72,720.4509
  01/01/2005    to  12/31/2005       11.066653         12.074209           38,396.1621
  01/01/2006    to  12/31/2006       12.074209         12.548130           32,128.4084
  01/01/2007    to  12/31/2007       12.548130         15.260611           30,888.8496
  01/01/2008    to  12/31/2008       15.260611          7.729185           30,642.1785
============   ==== ==========       =========         =========        ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998315         10.430310           20,174.2044
  01/01/2006    to  12/31/2006       10.430310         11.859735           66,675.2605
  01/01/2007    to  12/31/2007       11.859735         11.328245          119,708.7443
  01/01/2008    to  12/31/2008       11.328245          7.112139          120,859.4214
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.699012          9.759072          491,186.1554
  01/01/2006    to  12/31/2006        9.759072          9.996747          550,092.3715
  01/01/2007    to  12/31/2007        9.996747         10.264293          659,360.6274
  01/01/2008    to  12/31/2008       10.264293         10.316818          990,038.0256
============   ==== ==========       =========         =========        ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001       10.032441         10.102880          155,782.0464
  01/01/2002    to  12/31/2002       10.102880         10.006370          812,823.1733
  01/01/2003    to  12/31/2003       10.006370          9.845895          689,082.9512
  01/01/2004    to  12/31/2004        9.845895          9.707423          524,372.4840
  01/01/2005    to  04/30/2005        9.707423          9.699543                0.0000
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.000000         10.105156          264,065.3324
  01/01/2002    to  12/31/2002       10.105156          8.261442          926,236.8760
  01/01/2003    to  12/31/2003        8.261442         10.581621        1,207,417.2994
  01/01/2004    to  12/31/2004       10.581621         11.625009        1,152,446.2097
  01/01/2005    to  12/31/2005       11.625009         12.544286          931,670.1763
  01/01/2006    to  12/31/2006       12.544286         14.060972          798,348.3255
  01/01/2007    to  12/31/2007       14.060972         14.384584          681,378.2471
  01/01/2008    to  12/31/2008       14.384584          8.531306          578,095.0604
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.000000         11.887327          190,105.0500
  01/01/2002    to  12/31/2002       11.887327         10.590154          707,706.4050
  01/01/2003    to  12/31/2003       10.590154         13.729638        1,047,445.9306
  01/01/2004    to  12/31/2004       13.729638         14.748628          788,616.8617
  01/01/2005    to  12/31/2005       14.748628         15.852993          614,163.1753
  01/01/2006    to  12/31/2006       15.852993         17.422981          476,295.2953
  01/01/2007    to  12/31/2007       17.422981         15.859936          417,222.6825
  01/01/2008    to  12/31/2008       15.859936          8.369136          350,429.1002
============   ==== ==========       =========         =========        ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.594921         203,591.0406
  01/01/2003    to  12/31/2003        7.594921          9.650244         362,983.1969
  01/01/2004    to  12/31/2004        9.650244         10.298871         322,774.8518
  01/01/2005    to  12/31/2005       10.298871         11.456474         240,519.6929
  01/01/2006    to  12/31/2006       11.456474         11.507898         209,568.7056
  01/01/2007    to  12/31/2007       11.507898         12.557032         147,863.9433
  01/01/2008    to  12/31/2008       12.557032          7.805540         145,950.4754
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.063785         10.124727           1,357.7325
============   ==== ==========       =========         =========       ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.833803          13,284.4516
  01/01/2002    to  12/31/2002       10.833803          8.223862         280,709.2202
  01/01/2003    to  12/31/2003        8.223862         10.302806         297,423.1518
  01/01/2004    to  12/31/2004       10.302806         11.130703         304,165.5893
  01/01/2005    to  12/31/2005       11.130703         11.382685         276,939.7141
  01/01/2006    to  12/31/2006       11.382685         12.845959         234,191.3219
  01/01/2007    to  12/31/2007       12.845959         13.209916         240,428.2150
  01/01/2008    to  12/31/2008       13.209916          8.119100         188,476.6163
============   ==== ==========       =========         =========       ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.759517         14.680991          12,874.4648
  01/01/2006    to  12/31/2006       14.680991         14.947001             431.4388
  01/01/2007    to  12/31/2007       14.947001         15.232679           4,919.9232
  01/01/2008    to  12/31/2008       15.232679         14.843345          17,238.4782
============   ==== ==========       =========         =========       ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299023         10.680531         351,842.2560
  01/01/2005    to  12/31/2005       10.680531         11.550645         559,103.1454
  01/01/2006    to  12/31/2006       11.550645         12.861402         560,429.2012
  01/01/2007    to  12/31/2007       12.861402         12.962731         292,642.2947
  01/01/2008    to  12/31/2008       12.962731          7.515886         338,223.2931
============   ==== ==========       =========         =========       ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099227         10.384732       1,189,242.7010
  01/01/2005    to  12/31/2005       10.384732         10.899222       1,662,710.6885
  01/01/2006    to  12/31/2006       10.899222         11.957737       1,743,168.6375
  01/01/2007    to  12/31/2007       11.957737         12.285740       1,827,345.9064
  01/01/2008    to  12/31/2008       12.285740          8.191826       1,824,376.2203
============   ==== ==========       =========         =========       ==============

                        2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939390         10.101066         132,798.5076
  01/01/2005    to  12/31/2005       10.101066         10.340016         263,723.7329
  01/01/2006    to  12/31/2006       10.340016         11.004607         650,012.0300
  01/01/2007    to  12/31/2007       11.004607         11.418246         766,567.9393
  01/01/2008    to  12/31/2008       11.418246          8.875851       1,014,220.5463
============   ==== ==========       =========         =========       ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239085         10.595495       1,525,574.8060
  01/01/2005    to  12/31/2005       10.595495         11.328352       2,543,461.0656
  01/01/2006    to  12/31/2006       11.328352         12.608002       2,548,639.4385
  01/01/2007    to  12/31/2007       12.608002         12.931595       3,050,656.9906
  01/01/2008    to  12/31/2008       12.931595          7.871060       2,425,945.1669
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009318         10.221193         402,991.4738
  01/01/2005    to  12/31/2005       10.221193         10.596466         544,993.1307
  01/01/2006    to  12/31/2006       10.596466         11.444331         598,545.2189
  01/01/2007    to  12/31/2007       11.444331         11.906745         775,496.0883
  01/01/2008    to  12/31/2008       11.906745          8.582542         891,637.5345
============   ==== ==========       =========         =========       ==============

FINANCIAL STATEMENTS


The financial statements of each of the Sub-Accounts of the Separate Account and the Company are included herein.



The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

ANNUAL REPORT

December 31, 2008

METLIFE INVESTORS USA SEPARATE ACCOUNT A OF

METLIFE INVESTORS USA INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and the Board of Directors of MetLife Investors USA Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST Legg Mason PartnersAggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
AIM V.I. Core Equity Sub-Account

AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account
MSF FI Mid Cap Opportunities Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF MetLife Stock Index Sub-Account
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account

MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Loomis Sayles Small Cap Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
Sub-Account
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kapmen LIT Growth and Income Sub-Account
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategy Sub-Account
Neuberger Genesis Sub-Account
Alger American SmallCap Growth Sub-Account

T. Rowe Price Growth Sub-Account
T. Rowe Price International Sub-Account
T. Rowe Price Prime Reserve Sub-Account

Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
American Funds Growth Sub-Account
American Funds Growth - Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity & Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Sub-Account
Pioneer VCT Bond Sub-Account

Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Fund Sub-Account
Pioneer VCT Global High Yield Sub-Account
Pioneer VCT High Yield Sub-Account
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account
Pioneer VCT Ibbotson Growth Allocation
Sub-Account
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account
Pioneer VCT International Value Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
Pioneer VCT Small Cap Value Sub-Account
Pioneer VCT Strategic Income Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

This page is intentionally left blank.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                       MIST LORD ABBETT MIST LORD ABBETT MIST VAN KAMPEN MIST LORD ABBETT
                                      GROWTH AND INCOME   BOND DEBENTURE  MID CAP GROWTH    MID CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------------- ---------------- --------------- ----------------
ASSETS:
  Investments at fair value               $ 447,267,051    $ 178,177,901    $ 27,227,873     $ 23,900,320
  Other receivables                                  --               --              --               --
  Due from MetLife Investors
     USA Insurance Company                           --               --              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Assets                         447,267,051      178,177,901      27,227,873       23,900,320
                                      ----------------- ---------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
       Total Liabilities                            454              644             606              760
                                      ----------------- ---------------- --------------- ----------------
NET ASSETS                                $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 447,062,046    $ 177,943,976    $ 27,227,267     $ 23,899,560
  Net assets from contracts in payout           204,551          233,281              --               --
                                      ----------------- ---------------- --------------- ----------------
       Total Net Assets                   $ 447,266,597    $ 178,177,257    $ 27,227,267     $ 23,899,560
                                      ================= ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                                MIST HARRIS                                          MIST LEGG MASON
 MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE     MIST OPPENHEIMER          PARTNERS
     MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE CAPITAL APPRECIATION AGGRESSIVE GROWTH
 SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,202,272    $ 100,448,361 $ 189,181,912     $ 194,917,823        $ 159,164,428      $ 56,694,975
          --               --            --                --                   --                --
          --               --            --                --                   --                --
------------ ---------------- ------------- ----------------- -------------------- -----------------
  70,202,272      100,448,361   189,181,912       194,917,823          159,164,428        56,694,975
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
         528            1,136           457               527                  843               463
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================
$ 70,164,278    $ 100,408,403 $ 189,089,661     $ 194,804,426        $ 158,979,744      $ 56,686,006
      37,466           38,822        91,794           112,870              183,841             8,506
------------ ---------------- ------------- ----------------- -------------------- -----------------
$ 70,201,744    $ 100,447,225 $ 189,181,455     $ 194,917,296        $ 159,163,585      $ 56,694,512
============ ================ ============= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                     MIST PIMCO
                                         MIST PIMCO     MIST RCM      INFLATION MIST T. ROWE PRICE
                                       TOTAL RETURN   TECHNOLOGY PROTECTED BOND     MID CAP GROWTH
                                        SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                      ------------- ------------ -------------- ------------------
ASSETS:
  Investments at fair value           $ 542,564,122 $ 37,390,388  $ 254,892,045      $ 139,068,033
  Other receivables                              --           --             --                 --
  Due from MetLife Investors
     USA Insurance Company                       --           --              4                 --
                                      ------------- ------------ -------------- ------------------
       Total Assets                     542,564,122   37,390,388    254,892,049        139,068,033
                                      ------------- ------------ -------------- ------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      320          528            370                382
                                      ------------- ------------ -------------- ------------------
       Total Liabilities                        320          528            370                382
                                      ------------- ------------ -------------- ------------------
NET ASSETS                            $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 542,244,674 $ 37,388,441  $ 254,704,097      $ 139,041,538
  Net assets from contracts in payout       319,128        1,419        187,582             26,113
                                      ------------- ------------ -------------- ------------------
       Total Net Assets               $ 542,563,802 $ 37,389,860  $ 254,891,679      $ 139,067,651
                                      ============= ============ ============== ==================

The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH MIST CLARION GLOBAL    MIST TURNER MIST GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
    INTERNATIONAL         REAL ESTATE MID CAP GROWTH      MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,676,146        $ 63,965,715   $ 35,218,086       $ 68,936,289      $ 887,719,475   $ 1,371,421,095
               --                  --             --                 --                 --                --
               --                  --             --                 --                 --                --
----------------- ------------------- -------------- ------------------ ------------------ -----------------
      204,676,146          63,965,715     35,218,086         68,936,289        887,719,475     1,371,421,095
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
              635                 609            673                827                136               140
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================
    $ 204,596,010        $ 63,942,527   $ 35,207,230       $ 68,912,156      $ 887,538,401   $ 1,371,312,011
           79,501              22,579         10,183             23,306            180,938           108,944
----------------- ------------------- -------------- ------------------ ------------------ -----------------
    $ 204,675,511        $ 63,965,106   $ 35,217,413       $ 68,935,462      $ 887,719,339   $ 1,371,420,955
================= =================== ============== ================== ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           MIST METLIFE    MIST METLIFE        MIST METLIFE MIST VAN KAMPEN
                                      BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY        COMSTOCK
                                            SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
                                      ----------------- --------------- ------------------- ---------------
ASSETS:
  Investments at fair value             $ 3,383,790,115 $ 3,958,612,630       $ 302,274,874    $ 40,652,490
  Other receivables                                  --              --                  --              --
  Due from MetLife Investors
     USA Insurance Company                           --              --                  --              --
                                      ----------------- --------------- ------------------- ---------------
       Total Assets                       3,383,790,115   3,958,612,630         302,274,874      40,652,490
                                      ----------------- --------------- ------------------- ---------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
       Total Liabilities                            185             307                 340             760
                                      ----------------- --------------- ------------------- ---------------
NET ASSETS                              $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 3,382,760,800 $ 3,958,519,751       $ 302,214,656    $ 40,632,137
  Net assets from contracts in payout         1,029,130          92,572              59,878          19,593
                                      ----------------- --------------- ------------------- ---------------
       Total Net Assets                 $ 3,383,789,930 $ 3,958,612,323       $ 302,274,534    $ 40,651,730
                                      ================= =============== =================== ===============

The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES         MIST MET/AIM                      MIST DREMAN
   VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS CAPITAL APPRECIATION MIST JANUS FORTY SMALL CAP VALUE
    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,899      $ 60,423,663       $ 45,350,814          $ 2,453,563     $ 11,491,170    $ 12,262,076
             --                --                 --                   --               --              --
             --                --                 --                   --                1              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
     44,429,899        60,423,663         45,350,814            2,453,563       11,491,171      12,262,076
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
            836               905                559                  797              590             399
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
             --                --                 --                   --               --              --
--------------- ----------------- ------------------ -------------------- ---------------- ---------------
   $ 44,429,063      $ 60,422,758       $ 45,350,255          $ 2,452,766     $ 11,490,581    $ 12,261,677
=============== ================= ================== ==================== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                            MIST PIONEER MIST BLACKROCK MIST BLACKROCK
                                      MIST PIONEER FUND STRATEGIC INCOME LARGE CAP CORE     HIGH YIELD
                                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ---------------- -------------- --------------
ASSETS:
  Investments at fair value                $ 16,448,533    $ 129,051,872    $ 3,599,609   $ 13,710,423
  Other receivables                                  --               --             --             --
  Due from MetLife Investors
     USA Insurance Company                           --               --             --             --
                                      ----------------- ---------------- -------------- --------------
       Total Assets                          16,448,533      129,051,872      3,599,609     13,710,423
                                      ----------------- ---------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          664              330            521            740
                                      ----------------- ---------------- -------------- --------------
       Total Liabilities                            664              330            521            740
                                      ----------------- ---------------- -------------- --------------
NET ASSETS                                 $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,704,495
  Net assets from contracts in payout                --               --             --          5,188
                                      ----------------- ---------------- -------------- --------------
       Total Net Assets                    $ 16,447,869    $ 129,051,542    $ 3,599,088   $ 13,709,683
                                      ================= ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

                  MIST AMERICAN                             MIST AMERICAN MIST AMERICAN
    MIST RAINIER FUNDS BALANCED MIST AMERICAN MIST AMERICAN  FUNDS GROWTH         FUNDS
LARGE CAP EQUITY     ALLOCATION    FUNDS BOND  FUNDS GROWTH    ALLOCATION INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,855  $ 332,865,280  $ 28,171,741  $ 54,966,640 $ 475,227,109  $ 45,811,024
              --             --            --            --            --            --
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
      23,654,855    332,865,280    28,171,741    54,966,640   475,227,109    45,811,024
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
             743            263           716           392           288           556
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
              --             --            --            --            --            --
---------------- -------------- ------------- ------------- ------------- -------------
    $ 23,654,112  $ 332,865,017  $ 28,171,025  $ 54,966,248 $ 475,226,821  $ 45,810,468
================ ============== ============= ============= ============= =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MIST AMERICAN                    MIST MET/FRANKLIN
                                      FUNDS MODERATE MIST MET/FRANKLIN TEMPLETON FOUNDING   MIST SSGA
                                          ALLOCATION     MUTUAL SHARES           STRATEGY  GROWTH ETF
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT
                                      -------------- ----------------- ------------------ -----------
ASSETS:
  Investments at fair value            $ 223,820,787      $ 13,039,483      $ 193,348,387 $ 1,489,907
  Other receivables                               --                --                 --          --
  Due from MetLife Investors
     USA Insurance Company                        --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Assets                      223,820,787        13,039,483        193,348,387   1,489,907
                                      -------------- ----------------- ------------------ -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       334               638                268         376
                                      -------------- ----------------- ------------------ -----------
       Total Liabilities                         334               638                268         376
                                      -------------- ----------------- ------------------ -----------
NET ASSETS                             $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
  Net assets from contracts in payout             --                --                 --          --
                                      -------------- ----------------- ------------------ -----------
       Total Net Assets                $ 223,820,453      $ 13,038,845      $ 193,348,119 $ 1,489,531
                                      ============== ================= ================== ===========

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    AIM V.I. AIM V.I. CAPITAL             AIM V.I. AIM V.I. BASIC AIM V.I. GLOBAL
  AND INCOME ETF CORE EQUITY     APPRECIATION INTERNATIONAL GROWTH       BALANCED     REAL ESTATE
     SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,485   $ 391,943        $ 160,676         $ 27,961,399      $ 289,023     $ 2,360,584
              --          --               --                   --             --              --
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
       2,651,485     391,943          160,676           27,961,399        289,023       2,360,584
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
             355          15               32                  289             24             522
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
              --          --               --                   --             --              --
---------------- ----------- ---------------- -------------------- -------------- ---------------
     $ 2,651,130   $ 391,928        $ 160,644         $ 27,961,110      $ 288,999     $ 2,360,062
================ =========== ================ ==================== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         OPPENHEIMER
                                      MFS RESEARCH MFS INVESTORS TRUST MFS NEW DISCOVERY MAIN STREET
                                       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT SUB-ACCOUNT
                                      ------------ ------------------- ----------------- -----------
ASSETS:
  Investments at fair value               $ 94,523            $ 48,440          $ 44,705   $ 108,437
  Other receivables                             --                  --                --          --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Assets                         94,523              48,440            44,705     108,437
                                      ------------ ------------------- ----------------- -----------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                       8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
       Total Liabilities                         8                  49                51          38
                                      ------------ ------------------- ----------------- -----------
NET ASSETS                                $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 94,515            $ 48,391          $ 44,654   $ 108,399
  Net assets from contracts in payout           --                  --                --          --
                                      ------------ ------------------- ----------------- -----------
       Total Net Assets                   $ 94,515            $ 48,391          $ 44,654   $ 108,399
                                      ============ =================== ================= ===========

The accompanying notes are an integral part of these financial statements.

OPPENHEIMER    OPPENHEIMER OPPENHEIMER MAIN                   FIDELITY VIP ASSET
  CORE BOND STRATEGIC BOND STREET SMALL CAP OPPENHEIMER MONEY            MANAGER FIDELITY VIP GROWTH
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,031       $ 13,256     $ 19,372,639         $ 149,602       $ 88,545,977       $ 111,413,524
         --             --               --                64                 --                  --
         --             30               --                --                 --                   4
----------- -------------- ---------------- ----------------- ------------------ -------------------
     96,031         13,286       19,372,639           149,666         88,545,977         111,413,528
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
         26             32              311                13                  4                  21
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
         --             --               --                --                 --                  --
----------- -------------- ---------------- ----------------- ------------------ -------------------
   $ 96,005       $ 13,254     $ 19,372,328         $ 149,653       $ 88,545,973       $ 111,413,507
=========== ============== ================ ================= ================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       FIDELITY VIP FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                         CONTRAFUND     OVERSEAS EQUITY-INCOME    INDEX 500
                                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value           $ 222,674,748  $ 5,413,451   $ 6,119,781 $ 64,164,495
  Other receivables                              --           --            --           --
  Due from MetLife Investors
     USA Insurance Company                       --           --             2           --
                                      ------------- ------------ ------------- ------------
       Total Assets                     222,674,748    5,413,451     6,119,783   64,164,495
                                      ------------- ------------ ------------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      640            2            --           56
                                      ------------- ------------ ------------- ------------
       Total Liabilities                        640            2            --           56
                                      ------------- ------------ ------------- ------------
NET ASSETS                            $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
  Net assets from contracts in payout            --           --            --           --
                                      ------------- ------------ ------------- ------------
       Total Net Assets               $ 222,674,108  $ 5,413,449   $ 6,119,783 $ 64,164,439
                                      ============= ============ ============= ============

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP FIDELITY VIP                   MSF FI MID CAP                         MSF FI
MONEY MARKET      MID CAP DWS INTERNATIONAL  OPPORTUNITIES MSF FI LARGE CAP VALUE LEADERS
 SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,899 $ 46,484,490      $ 18,108,690    $ 2,819,156      $ 2,882,542   $ 3,224,007
          --           --                --             --               --            --
          --           --                --             --               --             5
------------ ------------ ----------------- -------------- ---------------- -------------
  41,701,899   46,484,490        18,108,690      2,819,156        2,882,542     3,224,012
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
         103          392                11            125              421           449
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
          --           --                --             --               --            --
------------ ------------ ----------------- -------------- ---------------- -------------
$ 41,701,796 $ 46,484,098      $ 18,108,679    $ 2,819,031      $ 2,882,121   $ 3,223,563
============ ============ ================= ============== ================ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                            MSF BLACKROCK
                                      MSF RUSSELL 2000     MSF JULIUS BAER   MSF METLIFE LEGACY LARGE CAP
                                                 INDEX INTERNATIONAL STOCK   STOCK INDEX           GROWTH
                                           SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                      ---------------- ------------------- ------------- ----------------
ASSETS:
  Investments at fair value                $ 5,298,121         $ 3,539,468 $ 164,167,112      $ 1,031,816
  Other receivables                                 --                  --            --               --
  Due from MetLife Investors
     USA Insurance Company                          --                  --            --               --
                                      ---------------- ------------------- ------------- ----------------
       Total Assets                          5,298,121           3,539,468   164,167,112        1,031,816
                                      ---------------- ------------------- ------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
       Total Liabilities                            65                 157           465               16
                                      ---------------- ------------------- ------------- ----------------
NET ASSETS                                 $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 5,298,056         $ 3,539,311 $ 164,062,036      $ 1,031,800
  Net assets from contracts in payout               --                  --       104,611               --
                                      ---------------- ------------------- ------------- ----------------
       Total Net Assets                    $ 5,298,056         $ 3,539,311 $ 164,166,647      $ 1,031,800
                                      ================ =================== ============= ================

The accompanying notes are an integral part of these financial statements.

                                                      MSF LEHMAN
  MSF BLACKROCK MSF BLACKROCK   MSF BLACKROCK BROTHERS AGGREGATE               MSF MORGAN STANLEY
STRATEGIC VALUE   BOND INCOME LARGE CAP VALUE         BOND INDEX MSF MFS VALUE         EAFE INDEX
    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,762  $ 32,696,377     $ 2,464,909        $ 7,896,025  $ 22,208,047       $ 11,178,573
             --            --              --                 --            --                 --
             --            10              --                 --            --                  1
--------------- ------------- --------------- ------------------ ------------- ------------------
      7,377,762    32,696,387       2,464,909          7,896,025    22,208,047         11,178,574
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
             53           592              75                  5           427                 59
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================
    $ 7,377,709  $ 32,688,953     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
             --         6,842              --                 --            --                 --
--------------- ------------- --------------- ------------------ ------------- ------------------
    $ 7,377,709  $ 32,695,795     $ 2,464,834        $ 7,896,020  $ 22,207,620       $ 11,178,515
=============== ============= =============== ================== ============= ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                                                         MSF HARRIS
                                      MSF MFS TOTAL         MSF METLIFE     MSF DAVIS       OAKMARK
                                             RETURN MID CAP STOCK INDEX VENTURE VALUE FOCUSED VALUE
                                        SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------------- ------------- -------------
ASSETS:
  Investments at fair value            $ 34,110,653        $ 10,679,454 $ 339,963,250 $ 146,717,345
  Other receivables                              --                  --            --            --
  Due from MetLife Investors
     USA Insurance Company                       73                  --            --            58
                                      ------------- ------------------- ------------- -------------
       Total Assets                      34,110,726          10,679,454   339,963,250   146,717,403
                                      ------------- ------------------- ------------- -------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                      462                  29           605           459
                                      ------------- ------------------- ------------- -------------
       Total Liabilities                        462                  29           605           459
                                      ------------- ------------------- ------------- -------------
NET ASSETS                             $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 34,110,264        $ 10,679,425 $ 339,722,146 $ 146,615,806
  Net assets from contracts in payout            --                  --       240,499       101,138
                                      ------------- ------------------- ------------- -------------
       Total Net Assets                $ 34,110,264        $ 10,679,425 $ 339,962,645 $ 146,716,944
                                      ============= =================== ============= =============

The accompanying notes are an integral part of these financial statements.

                                              MSF WESTERN ASSET
 MSF JENNISON MSF BLACKROCK MSF T. ROWE PRICE        MANAGEMENT MSF OPPENHEIMER           MSF METLIFE
       GROWTH  MONEY MARKET  SMALL CAP GROWTH   U.S. GOVERNMENT   GLOBAL EQUITY AGGRESSIVE ALLOCATION
  SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,775 $ 595,304,823       $ 3,244,079      $ 85,352,840     $ 7,900,482           $ 1,183,568
           --            --                --                --              --                    --
           --            35                --                --              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
  112,407,775   595,304,858         3,244,079        85,352,840       7,900,482             1,183,568
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
          577           313               377               878             389                   385
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================
$ 112,342,248 $ 595,166,621       $ 3,243,702      $ 85,341,036     $ 7,900,093           $ 1,183,183
       64,950       137,924                --            10,926              --                    --
------------- ------------- ----------------- ----------------- --------------- ---------------------
$ 112,407,198 $ 595,304,545       $ 3,243,702      $ 85,351,962     $ 7,900,093           $ 1,183,183
============= ============= ================= ================= =============== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                       MSF METLIFE         MSF METLIFE                               MSF METLIFE
                                      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO
                                        ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                      ------------ ------------------- ------------------- ---------------------
ASSETS:
  Investments at fair value            $ 5,653,719         $ 5,902,633        $ 35,786,941          $ 44,674,873
  Other receivables                             --                  --                  --                    --
  Due from MetLife Investors
     USA Insurance Company                      --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Assets                      5,653,719           5,902,633          35,786,941            44,674,873
                                      ------------ ------------------- ------------------- ---------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                     259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
       Total Liabilities                       259                 282                 114                   251
                                      ------------ ------------------- ------------------- ---------------------
NET ASSETS                             $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
  Net assets from contracts in payout           --                  --                  --                    --
                                      ------------ ------------------- ------------------- ---------------------
       Total Net Assets                $ 5,653,460         $ 5,902,351        $ 35,786,827          $ 44,674,622
                                      ============ =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

                                    MSF NEUBERGER MSF MET/DIMENSIONAL
MSF T. ROWE PRICE MSF LOOMIS SAYLES        BERMAN INTERNATIONAL SMALL VAN KAMPEN LIT VAN KAMPEN LIT
 LARGE CAP GROWTH         SMALL CAP MID CAP VALUE             COMPANY CAPITAL GROWTH     ENTERPRISE
      SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,197          $ 20,228      $ 18,604           $ 128,248       $ 88,937       $ 49,653
               --                --            --                  --             --             --
               --                --            --                  --              3             --
----------------- ----------------- ------------- ------------------- -------------- --------------
          565,197            20,228        18,604             128,248         88,940         49,653
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
               51                66            31                 109             17             34
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
               --                --            --                  --             --             --
----------------- ----------------- ------------- ------------------- -------------- --------------
        $ 565,146          $ 20,162      $ 18,573           $ 128,139       $ 88,923       $ 49,619
================= ================= ============= =================== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                         VAN KAMPEN LIT VAN KAMPEN LIT FEDERATED EQUITY FEDERATED HIGH
                                      GROWTH AND INCOME       COMSTOCK           INCOME    INCOME BOND
                                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- -------------- ---------------- --------------
ASSETS:
  Investments at fair value                $ 57,517,791   $ 60,484,215         $ 18,774       $ 51,741
  Other receivables                                  --             --               --             --
  Due from MetLife Investors
     USA Insurance Company                           --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Assets                          57,517,791     60,484,215           18,774         51,741
                                      ----------------- -------------- ---------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          248            345                6             46
                                      ----------------- -------------- ---------------- --------------
       Total Liabilities                            248            345                6             46
                                      ----------------- -------------- ---------------- --------------
NET ASSETS                                 $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
  Net assets from contracts in payout                --             --               --             --
                                      ----------------- -------------- ---------------- --------------
       Total Net Assets                    $ 57,517,543   $ 60,483,870         $ 18,768       $ 51,695
                                      ================= ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP NEUBERGER BERMAN  ALGER AMERICAN T. ROWE PRICE       T. ROWE PRICE T. ROWE PRICE PRIME
GROWTH STRATEGIES          GENESIS SMALLCAP GROWTH  GROWTH STOCK INTERNATIONAL STOCK             RESERVE
      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------- ---------------- --------------- ------------- ------------------- -------------------
         $ 72,701          $ 8,179    $ 37,826,341   $ 5,327,165           $ 611,025         $ 2,218,541
               --               --              --            --                  --                  --
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
           72,701            8,179      37,826,341     5,327,165             611,025           2,218,541
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
               51               33               2            --                  30                  68
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
               --               --              --            --                  --                  --
----------------- ------- -------- --------------- ------------- ------------------- -------------------
         $ 72,650          $ 8,146    $ 37,826,339   $ 5,327,165           $ 610,995         $ 2,218,473
================= ================ =============== ============= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                                       AMERICAN FUNDS
                                           JANUS ASPEN   GLOBAL SMALL AMERICAN FUNDS AMERICAN FUNDS
                                      WORLDWIDE GROWTH CAPITALIZATION         GROWTH  GROWTH-INCOME
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value                    $ 5,033   $ 27,429,138  $ 231,101,616  $ 136,812,170
  Other receivables                                 --             --             --             --
  Due from MetLife Investors
     USA Insurance Company                           3             --             --             --
                                      ---------------- -------------- -------------- --------------
       Total Assets                              5,036     27,429,138    231,101,616    136,812,170
                                      ---------------- -------------- -------------- --------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          18            434            542            666
                                      ---------------- -------------- -------------- --------------
       Total Liabilities                            18            434            542            666
                                      ---------------- -------------- -------------- --------------
NET ASSETS                                     $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 5,018   $ 27,428,704  $ 231,095,431  $ 136,805,617
  Net assets from contracts in payout               --             --          5,643          5,887
                                      ---------------- -------------- -------------- --------------
       Total Net Assets                        $ 5,018   $ 27,428,704  $ 231,101,074  $ 136,811,504
                                      ================ ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS AMERICAN FUNDS     FTVIPT MUTUAL   FTVIPT TEMPLETON  FTVIPT TEMPLETON   FTVIPT FRANKLIN
 GLOBAL GROWTH           BOND SHARES SECURITIES FOREIGN SECURITIES GROWTH SECURITIES INCOME SECURITIES
   SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,451,395   $ 27,017,466      $ 58,571,417       $ 48,552,138      $ 27,930,060      $ 82,449,798
            --             --                --                 --                --                --
            --             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
   101,451,395     27,017,466        58,571,417         48,552,138        27,930,060        82,449,798
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
           586            355               275                529               277               341
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================
 $ 101,443,980   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
         6,829             --                --                 --                --                --
-------------- -------------- ----------------- ------------------ ----------------- -----------------
 $ 101,450,809   $ 27,017,111      $ 58,571,142       $ 48,551,609      $ 27,929,783      $ 82,449,457
============== ============== ================= ================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                      FTVIPT TEMPLETON FTVIPT FRANKLIN
                                         GLOBAL INCOME SMALL CAP VALUE UIF EQUITY AND
                                            SECURITIES      SECURITIES         INCOME UIF U.S. REAL ESTATE
                                           SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT
                                      ---------------- --------------- -------------- --------------------
ASSETS:
  Investments at fair value               $ 19,576,108     $ 4,965,978  $ 158,238,563         $ 38,153,992
  Other receivables                                 --              --             --                   --
  Due from MetLife Investors
     USA Insurance Company                          36              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Assets                         19,576,144       4,965,978    158,238,563           38,153,992
                                      ---------------- --------------- -------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                         267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
       Total Liabilities                           267             392            151                  243
                                      ---------------- --------------- -------------- --------------------
NET ASSETS                                $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
  Net assets from contracts in payout               --              --             --                   --
                                      ---------------- --------------- -------------- --------------------
       Total Net Assets                   $ 19,575,877     $ 4,965,586  $ 158,238,412         $ 38,153,749
                                      ================ =============== ============== ====================

The accompanying notes are an integral part of these financial statements.

     UIF U.S. PIONEER VCT  PIONEER VCT      PIONEER VCT   PIONEER VCT PIONEER VCT
MID CAP VALUE        BOND CULLEN VALUE EMERGING MARKETS EQUITY INCOME        FUND
  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,777    $ 82,108    $ 156,729         $ 43,879      $ 32,490    $ 39,728
           --          --           --               --            --          --
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
    7,194,777      82,108      156,729           43,879        32,490      39,728
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
          369         106          163               75            45          55
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
           --          --           --               --            --          --
------------- ----------- ------------ ---------------- ------------- -----------
  $ 7,194,408    $ 82,002    $ 156,566         $ 43,804      $ 32,445    $ 39,673
============= =========== ============ ================ ============= ===========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                            PIONEER VCT PIONEER VCT  PIONEER VCT IBBOTSON PIONEER VCT IBBOTSON
                                      GLOBAL HIGH YIELD  HIGH YIELD AGGRESSIVE ALLOCATION    GROWTH ALLOCATION
                                            SUB-ACCOUNT SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                      ----------------- ----------- --------------------- --------------------
ASSETS:
  Investments at fair value                     $ 3,333    $ 10,172               $ 5,080          $ 3,587,721
  Other receivables                                  --          --                    --                   --
  Due from MetLife Investors
     USA Insurance Company                           --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Assets                               3,333      10,172                 5,080            3,587,721
                                      ----------------- ----------- --------------------- --------------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                            6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
       Total Liabilities                              6          26                    13                  486
                                      ----------------- ----------- --------------------- --------------------
NET ASSETS                                      $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
  Net assets from contracts in payout                --          --                    --                   --
                                      ----------------- ----------- --------------------- --------------------
       Total Net Assets                         $ 3,327    $ 10,146               $ 5,067          $ 3,587,235
                                      ================= =========== ===================== ====================

The accompanying notes are an integral part of these financial statements.

                                                       PIONEER VCT OAK
PIONEER VCT IBBOTSON         PIONEER VCT   PIONEER VCT RIDGE LARGE CAP PIONEER VCT REAL     PIONEER VCT
 MODERATE ALLOCATION INTERNATIONAL VALUE MID CAP VALUE          GROWTH    ESTATE SHARES SMALL CAP VALUE
         SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,368             $ 3,383  $ 23,892,100        $ 14,470         $ 33,174        $ 10,376
                  --                  --            --              --               --              --
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
           1,127,368               3,383    23,892,100          14,470           33,174          10,376
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
                 207                   8           304              15               41              28
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
                  --                  --            --              --               --              --
-------------------- ------------------- ------------- --------------- ---------------- ---------------
         $ 1,127,161             $ 3,375  $ 23,891,796        $ 14,455         $ 33,133        $ 10,348
==================== =================== ============= =============== ================ ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

                                           PIONEER VCT           LMPVET      LMPVET       LMPVET
                                      STRATEGIC INCOME SMALL CAP GROWTH   INVESTORS EQUITY INDEX
                                           SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                      ---------------- ---------------- ----------- ------------
ASSETS:
  Investments at fair value                   $ 55,678     $ 10,578,463 $ 2,012,600 $ 37,329,648
  Other receivables                                 --               --          --           --
  Due from MetLife Investors
     USA Insurance Company                          --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Assets                             55,678       10,578,463   2,012,600   37,329,648
                                      ---------------- ---------------- ----------- ------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                          68              784         537          302
                                      ---------------- ---------------- ----------- ------------
       Total Liabilities                            68              784         537          302
                                      ---------------- ---------------- ----------- ------------
NET ASSETS                                    $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
  Net assets from contracts in payout               --               --          --           --
                                      ---------------- ---------------- ----------- ------------
       Total Net Assets                       $ 55,610     $ 10,577,679 $ 2,012,063 $ 37,329,346
                                      ================ ================ =========== ============

The accompanying notes are an integral part of these financial statements.

           LMPVET       LMPVET            LMPVET           LMPVET LMPVET SOCIAL LMPVET CAPITAL
FUNDAMENTAL VALUE APPRECIATION AGGRESSIVE GROWTH LARGE CAP GROWTH     AWARENESS     AND INCOME
      SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,964 $ 70,123,262      $ 86,705,139      $ 5,504,121     $ 568,035   $ 43,322,379
               --           --                --               --            --             --
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
       59,326,964   70,123,262        86,705,139        5,504,121       568,035     43,322,379
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
              548        1,037               599              381           134            365
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
               --           --                --               --            --             --
----------------- ------------ ----------------- ---------------- ------------- --------------
     $ 59,326,416 $ 70,122,225      $ 86,704,540      $ 5,503,740     $ 567,901   $ 43,322,014
================= ============ ================= ================ ============= ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2008

                                           LMPVET        LMPVET LMPVET DIVIDEND LMPVET LIFESTYLE
                                          CAPITAL GLOBAL EQUITY        STRATEGY   ALLOCATION 50%
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                      ----------- ------------- --------------- ----------------
ASSETS:
  Investments at fair value           $ 4,320,716   $ 3,246,606     $ 5,523,074      $ 6,471,484
  Other receivables                            --            --              --               --
  Due from MetLife Investors
     USA Insurance Company                     --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Assets                     4,320,716     3,246,606       5,523,074        6,471,484
                                      ----------- ------------- --------------- ----------------
LIABILITIES:
  Due to MetLife Investors
     USA Insurance Company                    503           383             323              133
                                      ----------- ------------- --------------- ----------------
       Total Liabilities                      503           383             323              133
                                      ----------- ------------- --------------- ----------------
NET ASSETS                            $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
  Net assets from contracts in payout          --            --              --               --
                                      ----------- ------------- --------------- ----------------
       Total Net Assets               $ 4,320,213   $ 3,246,223     $ 5,522,751      $ 6,471,351
                                      =========== ============= =============== ================

The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVIT ADJUSTABLE   LMPVIT GLOBAL  LMPVIT MONEY
  ALLOCATION 70%   ALLOCATION 85%       RATE INCOME HIGH YIELD BOND        MARKET
     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,171     $ 25,876,285       $ 1,788,551    $ 29,373,741 $ 115,203,998
              --               --                --              --            --
              --               --                --              --            --
---------------- ---------------- ----------------- --------------- -------------
       2,719,171       25,876,285         1,788,551      29,373,741   115,203,998
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
             124              352               312             718           402
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,201,634
              --               --                --              --         1,962
---------------- ---------------- ----------------- --------------- -------------
     $ 2,719,047     $ 25,875,933       $ 1,788,239    $ 29,373,023 $ 115,203,596
================ ================ ================= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST VAN KAMPEN    MIST LORD ABBETT
                                           GROWTH AND INCOME      BOND DEBENTURE     MID CAP GROWTH       MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           -------------------- ------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                 $ 10,570,094        $ 10,695,130          $ 351,618            $ 78,107
                                           -------------------- ------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                    8,642,429           3,461,951            400,496             283,816
      Administrative charges                       1,007,672             599,521             71,942              46,308
                                           -------------------- ------------------- ------------------ -------------------
        Total expenses                             9,650,101           4,061,472            472,438             330,124
                                           -------------------- ------------------- ------------------ -------------------
           Net investment income (loss)              919,993           6,633,658           (120,820)           (252,017)
                                           -------------------- ------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 67,589,055           3,871,990          2,436,667           2,068,965
      Realized gains (losses) on sale of
        investments                              (14,027,589)         (8,281,442)          (305,993)           (696,987)
                                           -------------------- ------------------- ------------------ -------------------
           Net realized gains (losses)            53,561,466          (4,409,452)         2,130,674           1,371,978
                                           -------------------- ------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                          (337,506,715)        (54,017,190)       (20,664,604)        (11,033,703)
                                           -------------------- ------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                 (283,945,249)        (58,426,642)       (18,533,930)         (9,661,725)
                                           -------------------- ------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (283,025,256)      $ (51,792,984)     $ (18,654,750)       $ (9,913,742)
                                           ==================== =================== ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                        MIST HARRIS                                                   MIST LEGG MASON
  MIST LAZARD        MIST MET/AIM           OAKMARK    MIST THIRD AVENUE        MIST OPPENHEIMER             PARTNERS
      MID CAP    SMALL CAP GROWTH     INTERNATIONAL      SMALL CAP VALUE    CAPITAL APPRECIATION    AGGRESSIVE GROWTH
  SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    $ 959,339                $ --       $ 4,788,824          $ 2,056,641             $ 9,182,818                 $ --
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,402,343           1,981,037         3,970,100            3,749,463               3,555,458            1,153,355
      247,145             355,581           708,750              650,723                 617,638              205,150
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    1,649,488           2,336,618         4,678,850            4,400,186               4,173,096            1,358,505
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
     (690,149)         (2,336,618)          109,974           (2,343,545)              5,009,722           (1,358,505)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    7,760,436          13,428,104        49,862,624           18,595,000              73,204,336              669,534
   (4,574,658)         (1,228,854)      (12,196,864)             800,478              (7,463,250)          (1,747,942)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
    3,185,778          12,199,250        37,665,760           19,395,478              65,741,086           (1,078,408)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (47,991,389)        (77,286,162)     (184,812,243)        (104,970,939)           (216,168,936)         (36,608,829)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
  (44,805,611)        (65,086,912)     (147,146,483)         (85,575,461)           (150,427,850)         (37,687,237)
---------------- ------------------- ----------------- -------------------- ----------------------- --------------------
$ (45,495,760)      $ (67,423,530)   $ (147,036,509)       $ (87,919,006)         $ (145,418,128)       $ (39,045,742)
================ =================== ================= ==================== ======================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                  MIST PIMCO
                                               MIST PIMCO         MIST RCM         INFLATION    MIST T. ROWE PRICE
                                             TOTAL RETURN       TECHNOLOGY    PROTECTED BOND        MID CAP GROWTH
                                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------- ---------------- ----------------- ---------------------
INVESTMENT INCOME:
      Dividends                              $ 18,736,505      $ 7,864,582      $ 10,543,558                  $ --
                                            ---------------- ---------------- ----------------- ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                 7,100,760          796,892         4,085,698             2,634,479
      Administrative charges                    1,122,702          139,238           720,327               475,358
                                             --------------- ---------------- ----------------- ---------------------
        Total expenses                          8,223,462          936,130         4,806,025             3,109,837
                                             --------------- ---------------- ----------------- ---------------------
           Net investment income (loss)        10,513,043        6,928,452         5,737,533            (3,109,837)
                                             --------------- ---------------- ----------------- ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              12,004,734       16,659,671           582,703            22,909,149
      Realized gains (losses) on sale of
        investments                               307,026       (4,240,859)       (3,168,741)            2,340,217
                                             --------------- ---------------- ----------------- ---------------------
           Net realized gains (losses)         12,311,760       12,418,812        (2,586,038)           25,249,366
                                             --------------- ---------------- ----------------- ---------------------
     Change in unrealized gains (losses)
        on investments                        (28,451,249)     (52,183,275)      (32,695,477)         (115,238,774)
                                             --------------- ---------------- ----------------- ---------------------
     Net realized and unrealized gains
        (losses) on investments               (16,139,489)     (39,764,463)      (35,281,515)          (89,989,408)
                                             --------------- ---------------- ----------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations            $ (5,626,446)   $ (32,836,011)    $ (29,543,982)        $ (93,099,245)
                                            ================ ================ ================= =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST MFS RESEARCH          MIST CLARION       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
    INTERNATIONAL    GLOBAL REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
      $ 5,446,200           $ 1,441,824              $ --             $ 868,855          $ 11,973,335         $ 28,083,832
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,005,267             1,228,875           751,416             1,534,926            12,070,043           22,607,474
          690,982               214,467           133,881               271,904             2,137,377            4,015,428
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
        4,696,249             1,443,342           885,297             1,806,830            14,207,420           26,622,902
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
          749,951                (1,518)         (885,297)             (937,975)           (2,234,085)           1,460,930
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       31,241,250             8,517,599         4,913,034             9,402,467            16,840,987           42,546,070
       (3,124,468)           (4,921,608)         (271,421)           (4,588,293)           (7,811,463)         (11,284,480)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
       28,116,782             3,595,991         4,641,613             4,814,174             9,029,524           31,261,590
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (181,895,929)          (47,457,118)      (37,334,322)          (48,477,533)         (217,070,681)        (538,226,402)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
     (153,779,147)          (43,861,127)      (32,692,709)          (43,663,359)         (208,041,157)        (506,964,812)
-------------------- --------------------- ----------------- --------------------- --------------------- --------------------
   $ (153,029,196)        $ (43,862,645)    $ (33,578,006)        $ (44,601,334)       $ (210,275,242)      $ (505,503,882)
==================== ===================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE        MIST METLIFE           MIST METLIFE    MIST VAN KAMPEN
                                           BALANCED STRATEGY     GROWTH STRATEGY    AGGRESSIVE STRATEGY           COMSTOCK
                                                 SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
                                           -------------------- ------------------- ---------------------- ------------------
INVESTMENT INCOME:
      Dividends                                $ 210,816,196       $ 189,644,395           $ 16,542,186          $ 902,628
                                           -------------------- ------------------- ---------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                   61,656,198          75,388,397              6,415,210            738,378
      Administrative charges                      11,046,985          13,496,858              1,137,233            128,718
                                           -------------------- ------------------- ---------------------- ------------------
        Total expenses                            72,703,183          88,885,255              7,552,443            867,096
                                           -------------------- ------------------- ---------------------- ------------------
           Net investment income (loss)          138,113,013         100,759,140              8,989,743             35,532
                                           -------------------- ------------------- ---------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                289,726,880         380,636,086             57,856,669          1,991,125
      Realized gains (losses) on sale of
        investments                              (39,025,067)        (52,840,808)           (11,387,113)        (2,710,466)
                                           -------------------- ------------------- ---------------------- ------------------
           Net realized gains (losses)           250,701,813         327,795,278             46,469,556           (719,341)
                                           -------------------- ------------------- ---------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (2,084,196,961)     (2,936,404,011)          (283,905,358)       (22,431,043)
                                           -------------------- ------------------- ---------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (1,833,495,148)     (2,608,608,733)          (237,435,802)       (23,150,384)
                                           -------------------- ------------------- ---------------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (1,695,382,135)   $ (2,507,849,593)        $ (228,446,059)     $ (23,114,852)
                                           ==================== =================== ====================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES            MIST MET/AIM                            MIST DREMAN
   VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    CAPITAL APPRECIATION    MIST JANUS FORTY    SMALL CAP VALUE
    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        $ 8,829            $ 768,669           $ 2,727,201                $ 51,886           $ 586,174           $ 92,545
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        698,830              797,479               833,714                  36,266             188,810            198,837
        133,220              145,828               147,843                   6,953              30,283             31,699
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
        832,050              943,307               981,557                  43,219             219,093            230,536
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (823,221)            (174,638)            1,745,644                   8,667             367,081           (137,991)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
      2,161,071            5,589,604             3,579,705                      --             253,696            347,638
     (2,988,851)          (2,105,288)           (3,239,170)                (79,118)           (493,331)           (50,628)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
       (827,780)           3,484,316               340,535                 (79,118)           (239,635)           297,010
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (40,220,689)         (47,764,673)          (31,624,027)             (1,479,081)         (7,533,817)        (4,164,065)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
    (41,048,469)         (44,280,357)          (31,283,492)             (1,558,199)         (7,773,452)        (3,867,055)
------------------ -------------------- --------------------- ----------------------- ------------------- ------------------
  $ (41,871,690)       $ (44,454,995)        $ (29,537,848)           $ (1,549,532)       $ (7,406,371)      $ (4,005,046)
================== ==================== ===================== ======================= =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                    MIST PIONEER    MIST BLACKROCK    MIST BLACKROCK
                                           MIST PIONEER FUND    STRATEGIC INCOME    LARGE CAP CORE        HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                     $ 93,189         $ 7,684,639          $ 24,429         $ 590,220
                                           -------------------- ------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      142,846           1,541,108            66,196           177,751
      Administrative charges                          27,217             309,317            10,537            29,322
                                           -------------------- ------------------- ----------------- -----------------
        Total expenses                               170,063           1,850,425            76,733           207,073
                                           -------------------- ------------------- ----------------- -----------------
           Net investment income (loss)              (76,874)          5,834,214           (52,304)          383,147
                                           -------------------- ------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                  --           195,603                --
      Realized gains (losses) on sale of
        investments                               (1,105,314)         (2,001,682)         (140,974)       (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
           Net realized gains (losses)            (1,105,314)         (2,001,682)           54,629        (1,764,755)
                                           -------------------- ------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                            (3,729,034)        (21,409,793)       (1,971,499)       (3,738,362)
                                           -------------------- ------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                   (4,834,348)        (23,411,475)       (1,916,870)       (5,503,117)
                                           -------------------- ------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations               $ (4,911,222)      $ (17,577,261)     $ (1,969,174)     $ (5,119,970)
                                           ==================== =================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MIST AMERICAN                                                                   MIST AMERICAN
    MIST RAINIER     FUNDS BALANCED      MIST AMERICAN      MIST AMERICAN    MIST AMERICAN FUNDS              FUNDS
LARGE CAP EQUITY         ALLOCATION         FUNDS BOND       FUNDS GROWTH      GROWTH ALLOCATION      INTERNATIONAL
     SUB-ACCOUNT    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)    SUB-ACCOUNT (a)        SUB-ACCOUNT (a)    SUB-ACCOUNT (a)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
            $ --       $ 12,056,144        $ 1,430,938        $ 2,183,567           $ 20,545,284        $ 3,014,445
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         318,145          1,645,377            140,283            265,218              2,695,365            244,785
          57,557            298,906             25,524             48,505                491,783             44,628
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         375,702          1,944,283            165,807            313,723              3,187,148            289,413
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (375,702)        10,111,861          1,265,131          1,869,844             17,358,136          2,725,032
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
         242,401             18,803                 --                 --                  8,685                969
        (725,094)        (1,187,498)           (42,761)           (31,924)               (24,152)          (294,185)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
        (482,693)        (1,168,695)           (42,761)           (31,924)               (15,467)          (293,216)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,232,869)       (79,902,745)        (3,081,576)       (19,679,152)          (170,403,804)       (16,971,992)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
     (12,715,562)       (81,071,440)        (3,124,337)       (19,711,076)          (170,419,271)       (17,265,208)
------------------- ------------------ ------------------ ------------------ ---------------------- ------------------
   $ (13,091,264)     $ (70,959,579)      $ (1,859,206)     $ (17,841,232)        $ (153,061,135)     $ (14,540,176)
=================== ================== ================== ================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MIST AMERICAN                          MIST MET/FRANKLIN
                                            FUNDS MODERATE    MIST MET/FRANKLIN    TEMPLETON FOUNDING          MIST SSGA
                                                ALLOCATION        MUTUAL SHARES              STRATEGY         GROWTH ETF
                                           SUB-ACCOUNT (a)      SUB-ACCOUNT (a)       SUB-ACCOUNT (a)    SUB-ACCOUNT (b)
                                         ------------------- -------------------- --------------------- ------------------
INVESTMENT INCOME:
      Dividends                               $ 7,956,812            $ 358,327           $ 3,544,132               $ --
                                         ------------------- -------------------- --------------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                 1,020,888               60,481             1,016,581                887
      Administrative charges                      188,088               11,072               187,356                166
                                          ------------------ -------------------- --------------------- ------------------
        Total expenses                          1,208,976               71,553             1,203,937              1,053
                                          ------------------ -------------------- --------------------- ------------------
           Net investment income (loss)         6,747,836              286,774             2,340,195             (1,053)
                                          ------------------ -------------------- --------------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   7,114                   --                    --                 --
      Realized gains (losses) on sale of
        investments                            (1,356,772)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
           Net realized gains (losses)         (1,349,658)            (104,240)              (46,625)                --
                                          ------------------ -------------------- --------------------- ------------------
     Change in unrealized gains (losses)
        on investments                        (39,805,795)          (3,194,226)          (44,949,267)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net realized and unrealized gains
        (losses) on investments               (41,155,453)          (3,298,466)          (44,995,892)            68,421
                                          ------------------ -------------------- --------------------- ------------------
     Net increase (decrease) in net
         assets resulting from
         operations                         $ (34,407,617)        $ (3,011,692)        $ (42,655,697)          $ 67,368
                                         =================== ==================== ===================== ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH       AIM V.I.    AIM V.I. CAPITAL                AIM V.I.    AIM V.I. BASIC              AIM V.I.
  AND INCOME ETF    CORE EQUITY        APPRECIATION    INTERNATIONAL GROWTH          BALANCED    GLOBAL REAL ESTATE
 SUB-ACCOUNT (b)    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
            $ --       $ 11,196                $ --               $ 172,612          $ 18,818             $ 197,136
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,621          8,682               4,139                 231,239             6,877                22,324
             455             --                  --                  52,571                --                 5,163
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           3,076          8,682               4,139                 283,810             6,877                27,487
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
          (3,076)         2,514              (4,139)               (111,198)           11,941               169,649
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
              --             --                  --                 501,006                --               307,358
           2,403         16,517             (14,342)             (1,303,819)          (26,155)              (50,769)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
           2,403         16,517             (14,342)               (802,813)          (26,155)              256,589
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         158,177       (222,155)           (138,973)            (11,002,806)         (207,594)           (1,703,426)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
         160,580       (205,638)           (153,315)            (11,805,619)         (233,749)           (1,446,837)
------------------- -------------- ------------------- ----------------------- ----------------- ---------------------
       $ 157,504     $ (203,124)         $ (157,454)          $ (11,916,817)       $ (221,808)         $ (1,277,188)
=================== ============== =================== ======================= ================= =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                      OPPENHEIMER
                                           MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY    MAIN STREET
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
                                          --------------- ---------------------- -------------------- --------------
INVESTMENT INCOME:
      Dividends                                  $ 856                  $ 873                 $ --        $ 2,696
                                         ---------------- ---------------------- -------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                  2,042                  1,258                  964          2,453
      Administrative charges                        --                     --                   --             --
                                          --------------- ---------------------- -------------------- --------------
        Total expenses                           2,042                  1,258                  964          2,453
                                          --------------- ---------------------- -------------------- --------------
           Net investment income (loss)         (1,186)                  (385)                (964)           243
                                          --------------- ---------------------- -------------------- --------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --                  7,206               14,047         11,713
      Realized gains (losses) on sale of
        investments                              6,421                  5,803               (3,636)           886
                                          --------------- ---------------------- -------------------- --------------
           Net realized gains (losses)           6,421                 13,009               10,411         12,599
                                          --------------- ---------------------- -------------------- --------------
     Change in unrealized gains (losses)
        on investments                         (64,104)               (43,568)             (42,333)       (94,975)
                                          --------------- ---------------------- -------------------- --------------
     Net realized and unrealized gains
        (losses) on investments                (57,683)               (30,559)             (31,922)       (82,376)
                                          --------------- ---------------------- -------------------- --------------
     Net increase (decrease) in net
        assets resulting from operations     $ (58,869)             $ (30,944)           $ (32,886)     $ (82,133)
                                          =============== ====================== ==================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

OPPENHEIMER       OPPENHEIMER    OPPENHEIMER MAIN    OPPENHEIMER  FIDELITY VIP      FIDELITY VIP
  CORE BOND    STRATEGIC BOND    STREET SMALL CAP          MONEY ASSET MANAGER            GROWTH
SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    $ 8,395           $ 1,250            $ 27,640        $ 4,242   $ 3,073,691       $ 1,427,995
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             162,196          2,148     1,653,508         2,434,202
         --                --              37,697             --            --                --
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      2,598               322             199,893          2,148     1,653,508         2,434,202
-------------- ----------------- ------------------- ----------- ---------------- -----------------
      5,797               928            (172,253)         2,094     1,420,183        (1,006,207)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
         --               289             569,406             --    12,845,835                --
    (16,558)            3,759            (906,887)            --    (2,816,740)       (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (16,558)            4,048            (337,481)            --    10,029,095        (1,495,360)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (69,378)           (7,449)         (7,281,710)            --   (50,937,043)     (105,165,298)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
    (85,936)           (3,401)         (7,619,191)            --   (40,907,948)     (106,660,658)
-------------- ----------------- ------------------- ----------- ---------------- -----------------
  $ (80,139)         $ (2,473)       $ (7,791,444)       $ 2,094 $ (39,487,765)   $ (107,666,865)
============== ================= =================== =========== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             FIDELITY VIP    FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                               CONTRAFUND        OVERSEAS    EQUITY-INCOME        INDEX 500
                                              SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                           ----------------- --------------- ---------------- ----------------
INVESTMENT INCOME:
      Dividends                               $ 3,152,933       $ 212,046        $ 227,171      $ 1,929,785
                                           ----------------- --------------- ---------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                 4,098,392         108,515          141,105        1,280,711
      Administrative charges                       80,107              --               --               --
                                           ----------------- --------------- ---------------- ----------------
        Total expenses                          4,178,499         108,515          141,105        1,280,711
                                           ----------------- --------------- ---------------- ----------------
           Net investment income (loss)        (1,025,566)        103,531           86,066          649,074
                                           ----------------- --------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               8,766,656       1,078,686           11,202        1,083,940
      Realized gains (losses) on sale of
        investments                            (4,126,861)        (84,229)        (599,600)         956,879
                                           ----------------- --------------- ---------------- ----------------
           Net realized gains (losses)          4,639,795         994,457         (588,398)       2,040,819
                                           ----------------- --------------- ---------------- ----------------
     Change in unrealized gains (losses)
        on investments                       (169,629,453)     (5,763,565)      (4,751,685)     (45,013,396)
                                           ----------------- --------------- ---------------- ----------------
     Net realized and unrealized gains
        (losses) on investments              (164,989,658)     (4,769,108)      (5,340,083)     (42,972,577)
                                           ----------------- --------------- ---------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations          $ (166,015,224)   $ (4,665,577)    $ (5,254,017)   $ (42,323,503)
                                           ================= =============== ================ ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP  FIDELITY VIP              DWS    MSF FI MID CAP          MSF FI           MSF FI
MONEY MARKET       MID CAP    INTERNATIONAL     OPPORTUNITIES       LARGE CAP    VALUE LEADERS
 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
------------ ---------------- ---------------- ----------------- --------------- ----------------
 $ 1,197,054     $ 118,913        $ 419,964          $ 21,125            $ --         $ 75,092
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       570,616          404,756            68,451          62,442           63,037
          --       113,801               --                --           9,849           10,378
------------ ---------------- ---------------- ----------------- --------------- ----------------
     543,443       684,417          404,756            68,451          72,291           73,415
------------ ---------------- ---------------- ----------------- --------------- ----------------
     653,611      (565,504)          15,208           (47,326)        (72,291)           1,677
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     6,038,242        5,461,569                --              --          436,547
          --    (2,032,243)        (300,549)          (88,745)       (290,186)        (223,761)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --     4,005,999        5,161,020           (88,745)       (290,186)         212,786
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (27,042,018)     (23,324,279)       (3,499,091)     (1,977,983)      (2,258,092)
------------ ---------------- ---------------- ----------------- --------------- ----------------
          --   (23,036,019)     (18,163,259)       (3,587,836)     (2,268,169)      (2,045,306)
------------ ---------------- ---------------- ----------------- --------------- ----------------
   $ 653,611 $ (23,601,523)   $ (18,148,051)     $ (3,635,162)   $ (2,340,460)    $ (2,043,629)
============ ================ ================ ================= =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                        MSF BLACKROCK
                                             MSF RUSSELL        MSF JULIUS BAER       MSF METLIFE    LEGACY LARGE CAP
                                              2000 INDEX    INTERNATIONAL STOCK       STOCK INDEX              GROWTH
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------------- ----------------- -------------------
INVESTMENT INCOME:
      Dividends                                 $ 97,711              $ 153,673       $ 4,250,686             $ 4,860
                                            --------------- ---------------------- ----------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                   96,580                 71,831         3,209,455              14,896
      Administrative charges                          --                 11,786           422,995                  --
                                             -------------- ---------------------- ----------------- -------------------
        Total expenses                            96,580                 83,617         3,632,450              14,896
                                             -------------- ---------------------- ----------------- -------------------
           Net investment income (loss)            1,131                 70,056           618,236             (10,036)
                                             -------------- ---------------------- ----------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                383,327                648,873        10,241,113                  --
      Realized gains (losses) on sale of
        investments                             (766,832)              (251,473)       (1,043,695)             (6,667)
                                             -------------- ---------------------- ----------------- -------------------
           Net realized gains (losses)          (383,505)               397,400         9,197,418              (6,667)
                                             -------------- ---------------------- ----------------- -------------------
     Change in unrealized gains (losses)
        on investments                        (2,531,381)            (3,432,086)     (115,000,965)           (479,683)
                                             -------------- ---------------------- ----------------- -------------------
     Net realized and unrealized gains
        (losses) on investments               (2,914,886)            (3,034,686)     (105,803,547)           (486,350)
                                             -------------- ---------------------- ----------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (2,913,755)          $ (2,964,630)   $ (105,185,311)         $ (496,386)
                                            =============== ====================== ================= ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                               MSF LEHMAN
  MSF BLACKROCK    MSF BLACKROCK      MSF BLACKROCK    BROTHERS AGGREGATE                     MSF MORGAN STANLEY
STRATEGIC VALUE      BOND INCOME    LARGE CAP VALUE            BOND INDEX    MSF MFS VALUE            EAFE INDEX
    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
       $ 55,184      $ 1,718,701           $ 27,324             $ 378,323        $ 457,351             $ 462,012
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          524,207             42,238               108,296          368,883               208,790
             --           69,813                 --                    --           49,802                    --
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        137,859          594,020             42,238               108,296          418,685               208,790
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        (82,675)       1,124,681            (14,914)              270,027           38,666               253,222
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
      1,001,301               --             52,991                    --        2,525,228               638,336
       (640,702)        (342,658)          (170,841)              (33,327)      (1,801,773)             (173,393)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
        360,599         (342,658)          (117,850)              (33,327)         723,455               464,943
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (5,059,965)      (2,808,583)        (1,221,978)               71,367      (11,171,380)           (8,998,610)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
     (4,699,366)      (3,151,241)        (1,339,828)               38,040      (10,447,925)           (8,533,667)
------------------ ---------------- ------------------ --------------------- ---------------- ---------------------
   $ (4,782,041)    $ (2,026,560)      $ (1,354,742)            $ 308,067    $ (10,409,259)         $ (8,280,445)
================== ================ ================== ===================== ================ =====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                          MSF HARRIS
                                                  MSF MFS            MSF METLIFE         MSF DAVIS           OAKMARK
                                             TOTAL RETURN    MID CAP STOCK INDEX     VENTURE VALUE     FOCUSED VALUE
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                             --------------- ---------------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                               $ 1,552,965              $ 190,720       $ 5,729,164         $ 152,489
                                            ---------------- ---------------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                   612,452                181,562         6,583,513         3,236,439
      Administrative charges                       80,535                     --         1,161,945           539,234
                                             --------------- ---------------------- ----------------- -----------------
        Total expenses                            692,987                181,562         7,745,458         3,775,673
                                             --------------- ---------------------- ----------------- -----------------
           Net investment income (loss)           859,978                  9,158        (2,016,294)       (3,623,184)
                                             --------------- ---------------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               3,504,659              1,256,924         2,728,972        28,206,598
      Realized gains (losses) on sale of
        investments                            (2,021,246)              (339,467)        9,104,672       (14,285,692)
                                             --------------- ---------------------- ----------------- -----------------
           Net realized gains (losses)          1,483,413                917,457        11,833,644        13,920,906
                                             --------------- ---------------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                        (13,827,196)            (6,892,549)     (240,704,599)     (145,506,995)
                                             --------------- ---------------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments               (12,343,783)            (5,975,092)     (228,870,955)     (131,586,089)
                                             --------------- ---------------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations           $ (11,483,805)          $ (5,965,934)   $ (230,887,249)   $ (135,209,273)
                                            ================ ====================== ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    MSF WESTERN ASSET
 MSF JENNISON    MSF BLACKROCK MSF T. ROWE PRICE           MANAGEMENT    MSF OPPENHEIMER              MSF METLIFE
       GROWTH     MONEY MARKET  SMALL CAP GROWTH      U.S. GOVERNMENT      GLOBAL EQUITY    AGGRESSIVE ALLOCATION
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  $ 3,283,695      $ 9,172,077              $ --          $ 2,357,556          $ 168,999                 $ 10,281
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,139,920        5,400,810            28,508              910,685            118,759                   30,970
      382,172          942,166             2,231              167,553             23,726                    5,085
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
    2,522,092        6,342,976            30,739            1,078,238            142,485                   36,055
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
      761,603        2,829,101           (30,739)           1,279,318             26,514                  (25,774)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   12,827,545               --           217,636                   --            340,550                   60,328
      229,671               --           (81,376)            (532,690)          (250,444)                (257,274)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
   13,057,216               --           136,260             (532,690)            90,106                 (196,946)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (82,069,768)              --        (1,371,897)          (2,345,788)        (5,106,339)                (850,302)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
  (69,012,552)              --        (1,235,637)          (2,878,478)        (5,016,233)              (1,047,248)
---------------- ------------- -------------------- -------------------- ------------------ ------------------------
$ (68,250,949)     $ 2,829,101      $ (1,266,376)        $ (1,599,160)      $ (4,989,719)            $ (1,073,022)
================ ============= ==================== ==================== ================== ========================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              MSF METLIFE            MSF METLIFE                                     MSF METLIFE
                                             CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO
                                               ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
                                              SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                             --------------- ---------------------- ---------------------- ------------------------
INVESTMENT INCOME:
      Dividends                                  $ 38,717               $ 59,475              $ 317,363                $ 352,641
                                            ---------------- ---------------------- ---------------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                    67,880                 87,574                611,109                  852,830
      Administrative charges                       11,545                 14,290                103,501                  144,079
                                             --------------- ---------------------- ---------------------- ------------------------
        Total expenses                             79,425                101,864                714,610                  996,909
                                             --------------- ---------------------- ---------------------- ------------------------
           Net investment income (loss)           (40,708)               (42,389)              (397,247)                (644,268)
                                             --------------- ---------------------- ---------------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  35,524                 63,613                522,716                  969,763
      Realized gains (losses) on sale of
        investments                              (106,999)              (150,611)              (503,237)              (1,315,848)
                                             --------------- ---------------------- ---------------------- ------------------------
           Net realized gains (losses)            (71,475)               (86,998)                19,479                 (346,085)
                                             --------------- ---------------------- ---------------------- ------------------------
     Change in unrealized gains (losses)
        on investments                           (717,596)            (1,454,221)           (14,209,553)             (23,919,604)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments                  (789,071)            (1,541,219)           (14,190,074)             (24,265,689)
                                             --------------- ---------------------- ---------------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (829,779)          $ (1,583,608)         $ (14,587,321)           $ (24,909,957)
                                            ================ ====================== ====================== ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                            MSF NEUBERGER    MSF MET/DIMENSIONAL
MSF T. ROWE PRICE    MSF LOOMIS SAYLES             BERMAN    INTERNATIONAL SMALL    VAN KAMPEN LIT    VAN KAMPEN LIT
 LARGE CAP GROWTH            SMALL CAP      MID CAP VALUE                COMPANY    CAPITAL GROWTH        ENTERPRISE
  SUB-ACCOUNT (a)      SUB-ACCOUNT (c)    SUB-ACCOUNT (c)        SUB-ACCOUNT (b)       SUB-ACCOUNT       SUB-ACCOUNT
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
             $ --                 $ --               $ --                   $ --          $ 15,504           $ 1,053
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            8,091                   53                 24                     91            40,456             1,194
            1,498                    9                  4                     14             6,711                --
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
            9,589                   62                 28                    105            47,167             1,194
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
           (9,589)                 (62)               (28)                  (105)          (31,663)             (141)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
               --                   --                 --                     --                --                --
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
          (67,717)                  --                 --                    414           757,973             1,217
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (340,288)              (3,170)             2,058                  7,962        (1,228,958)          (43,899)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
         (408,005)              (3,170)             2,058                  8,376          (470,985)          (42,682)
-------------------- -------------------- ------------------ ---------------------- ----------------- -----------------
       $ (417,594)            $ (3,232)           $ 2,030                $ 8,271        $ (502,648)        $ (42,823)
==================== ==================== ================== ====================== ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                              VAN KAMPEN LIT    VAN KAMPEN LIT        FEDERATED    FEDERATED HIGH
                                           GROWTH AND INCOME          COMSTOCK    EQUITY INCOME       INCOME BOND
                                                 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------------- ----------------- ---------------- -----------------
INVESTMENT INCOME:
      Dividends                                    $ 852,984       $ 1,527,887            $ 899          $ 10,241
                                           -------------------- ----------------- ---------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                      690,292           935,534              333             1,419
      Administrative charges                         140,918           183,107               --                --
                                           -------------------- ----------------- ---------------- -----------------
        Total expenses                               831,210         1,118,641              333             1,419
                                           -------------------- ----------------- ---------------- -----------------
           Net investment income (loss)               21,774           409,246              566             8,822
                                           -------------------- ----------------- ---------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  1,656,383         3,752,491               --                --
      Realized gains (losses) on sale of
        investments                               (2,168,968)       (2,271,607)             621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
           Net realized gains (losses)              (512,585)        1,480,884              621           (15,911)
                                           -------------------- ----------------- ---------------- -----------------
     Change in unrealized gains (losses)
        on investments                           (22,626,597)      (34,943,157)          (9,945)          (22,836)
                                           -------------------- ----------------- ---------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                  (23,139,182)      (33,462,273)          (9,324)          (38,747)
                                           -------------------- ----------------- ---------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ (23,117,408)    $ (33,053,027)        $ (8,758)        $ (29,925)
                                           ==================== ================= ================ =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FEDERATED MID CAP    NEUBERGER BERMAN     ALGER AMERICAN    T. ROWE PRICE          T. ROWE PRICE    T. ROWE PRICE PRIME
GROWTH STRATEGIES             GENESIS    SMALLCAP GROWTH     GROWTH STOCK    INTERNATIONAL STOCK                RESERVE
      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
             $ --               $ 467               $ --         $ 32,957               $ 15,429               $ 45,576
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
               --                  --                 --               --                     --                     --
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
            1,563                 112            788,573           72,690                  9,006                 16,349
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           (1,563)                355           (788,573)         (39,733)                 6,423                 29,227
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           31,619                  --            812,709           19,225                  2,805                     --
           (2,360)                (85)        (1,047,123)         (64,740)                (8,769)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
           29,259                 (85)          (234,414)         (45,515)                (5,964)                   (22)
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (86,498)             (5,060)       (34,617,982)      (4,164,867)              (606,967)                   200
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
          (57,239)             (5,145)       (34,852,396)      (4,210,382)              (612,931)                   178
-------------------- ------------------- ------------------ ---------------- ---------------------- ----------------------
        $ (58,802)           $ (4,790)     $ (35,640,969)    $ (4,250,115)            $ (606,508)              $ 29,405
==================== =================== ================== ================ ====================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                               AMERICAN FUNDS
                                                JANUS ASPEN      GLOBAL SMALL    AMERICAN FUNDS    AMERICAN FUNDS
                                           WORLDWIDE GROWTH    CAPITALIZATION            GROWTH     GROWTH-INCOME
                                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           ------------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
      Dividends                                        $ 89              $ --       $ 2,686,126       $ 3,135,251
                                           ------------------- ----------------- ----------------- -----------------
EXPENSES:
      Mortality and expense risk
        charges                                          64           435,041         3,468,676         2,153,664
      Administrative charges                             --            32,310           554,913           325,284
                                           ------------------- ----------------- ----------------- -----------------
        Total expenses                                   64           467,351         4,023,589         2,478,948
                                           ------------------- ----------------- ----------------- -----------------
           Net investment income (loss)                  25          (467,351)       (1,337,463)          656,303
                                           ------------------- ----------------- ----------------- -----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --         4,932,765        29,196,195        10,385,364
      Realized gains (losses) on sale of
        investments                                     215          (996,016)       (3,596,451)       (1,152,882)
                                           ------------------- ----------------- ----------------- -----------------
           Net realized gains (losses)                  215         3,936,749        25,599,744         9,232,482
                                           ------------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                               (4,434)      (29,905,104)     (174,410,801)      (85,104,056)
                                           ------------------- ----------------- ----------------- -----------------
     Net realized and unrealized gains
        (losses) on investments                      (4,219)      (25,968,355)     (148,811,057)      (75,871,574)
                                           ------------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (4,194)    $ (26,435,706)   $ (150,148,520)    $ (75,215,271)
                                           =================== ================= ================= =================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

AMERICAN FUNDS    AMERICAN FUNDS        FTVIPT MUTUAL      FTVIPT TEMPLETON     FTVIPT TEMPLETON      FTVIPT FRANKLIN
 GLOBAL GROWTH              BOND    SHARES SECURITIES    FOREIGN SECURITIES    GROWTH SECURITIES    INCOME SECURITIES
   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   $ 2,484,577       $ 1,490,291          $ 2,279,247           $ 1,291,052            $ 620,410          $ 5,117,615
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,562,106           172,244              887,293               866,493              445,416            1,184,622
       285,685            40,873              173,965               137,459               86,327              233,337
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     1,847,791           213,117            1,061,258             1,003,952              531,743            1,417,959
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
       636,786         1,277,174            1,217,989               287,100               88,667            3,699,656
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     9,836,967            37,323            3,241,852             5,283,931            2,444,798            2,142,862
      (856,422)          (61,519)          (1,365,724)             (273,151)            (977,497)          (1,702,477)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
     8,980,545           (24,196)           1,876,128             5,010,780            1,467,301              440,385
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (66,659,058)       (3,510,614)         (36,089,735)          (34,118,181)         (20,786,300)         (38,217,481)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
   (57,678,513)       (3,534,810)         (34,213,607)          (29,107,401)         (19,318,999)         (37,777,096)
----------------- ----------------- -------------------- --------------------- -------------------- --------------------
 $ (57,041,727)     $ (2,257,636)       $ (32,995,618)        $ (28,820,301)       $ (19,230,332)       $ (34,077,440)
================= ================= ==================== ===================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           FTVIPT TEMPLETON    FTVIPT FRANKLIN
                                              GLOBAL INCOME    SMALL CAP VALUE    UIF EQUITY AND
                                                 SECURITIES         SECURITIES            INCOME    UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------- ------------------ ----------------- -----------------------
INVESTMENT INCOME:
      Dividends                                   $ 404,964           $ 39,859       $ 4,193,304             $ 1,707,532
                                           ------------------- ------------------ ----------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                     120,998             40,231         2,163,719                 659,311
      Administrative charges                         28,945              9,467           428,932                 125,338
                                           ------------------- ------------------ ----------------- -----------------------
        Total expenses                              149,943             49,698         2,592,651                 784,649
                                           ------------------- ------------------ ----------------- -----------------------
           Net investment income (loss)             255,021             (9,839)        1,600,653                 922,883
                                           ------------------- ------------------ ----------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --            276,058         5,643,649              18,727,195
      Realized gains (losses) on sale of
        investments                                 (28,320)           (78,576)       (4,211,776)             (1,651,931)
                                           ------------------- ------------------ ----------------- -----------------------
           Net realized gains (losses)              (28,320)           197,482         1,431,873              17,075,264
                                           ------------------- ------------------ ----------------- -----------------------
     Change in unrealized gains (losses)
        on investments                              289,110         (1,934,460)      (50,294,653)            (39,422,041)
                                           ------------------- ------------------ ----------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                     260,790         (1,736,978)      (48,862,780)            (22,346,777)
                                           ------------------- ------------------ ----------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 515,811       $ (1,746,817)    $ (47,262,127)          $ (21,423,894)
                                           =================== ================== ================= =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     UIF U.S.        PIONEER VCT        PIONEER VCT         PIONEER VCT        PIONEER VCT     PIONEER VCT
MID CAP VALUE               BOND       CULLEN VALUE    EMERGING MARKETS      EQUITY INCOME            FUND
  SUB-ACCOUNT    SUB-ACCOUNT (c)    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c) SUB-ACCOUNT (c)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
     $ 47,040              $ 912               $ --                $ --              $ 210           $ 279
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       64,197                168                327                 105                 80              81
       14,970                 38                 69                  19                 14              21
---------------- ------------------ ------------------ ------------------- --------------- ------------------
       79,167                206                396                 124                 94             102
---------------- ------------------ ------------------ ------------------- --------------- ------------------
      (32,127)               706               (396)               (124)               116             177
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,972,450                 --                 --                  --                 --              --
     (138,436)              (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
    1,834,014               (509)            (1,801)                 (7)                --          36,059
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (5,269,797)               444              3,133              (1,056)                 3         (39,483)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
   (3,435,783)               (65)             1,332              (1,063)                 3          (3,424)
---------------- ------------------ ------------------ ------------------- --------------- ------------------
 $ (3,467,910)             $ 641              $ 936            $ (1,187)             $ 119        $ (3,247)
================ ================== ================== =================== =============== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                   PIONEER VCT        PIONEER VCT     PIONEER VCT IBBOTSON    PIONEER VCT IBBOTSON
                                             GLOBAL HIGH YIELD         HIGH YIELD    AGGRESSIVE ALLOCATION       GROWTH ALLOCATION
                                               SUB-ACCOUNT (c)    SUB-ACCOUNT (c)          SUB-ACCOUNT (c)         SUB-ACCOUNT (c)
                                             -------------------- ------------------ ------------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                          $ 113              $ 274                     $ --                    $ --
                                            --------------------- ------------------ ------------------------ ---------------------
EXPENSES:
      Mortality & expense risk
        charges                                              5                 19                        9                   3,336
      Administrative charges                                --                  5                        2                     684
                                             -------------------- ------------------ ------------------------ ---------------------
        Total expenses                                       5                 24                       11                   4,020
                                             -------------------- ------------------ ------------------------ ---------------------
           Net investment income (loss)                    108                250                      (11)                 (4,020)
                                             -------------------- ------------------ ------------------------ ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                 --                       --                      --
      Realized gains (losses) on sale of
        investments                                         --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
           Net realized gains (losses)                      --                 --                       --                    (544)
                                             -------------------- ------------------ ------------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                                    (200)            (1,915)                    (113)                 65,380
                                             -------------------- ------------------ ------------------------ ---------------------
     Net realized and unrealized gains
        (losses) on investments                           (200)            (1,915)                    (113)                 64,836
                                             -------------------- ------------------ ------------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations                        $ (92)          $ (1,665)                  $ (124)               $ 60,816
                                            ===================== ================== ======================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                PIONEER VCT OAK
PIONEER VCT IBBOTSON            PIONEER VCT      PIONEER VCT    RIDGE LARGE CAP    PIONEER VCT REAL        PIONEER VCT
 MODERATE ALLOCATION    INTERNATIONAL VALUE    MID CAP VALUE             GROWTH       ESTATE SHARES    SMALL CAP VALUE
     SUB-ACCOUNT (c)        SUB-ACCOUNT (c)      SUB-ACCOUNT    SUB-ACCOUNT (c)     SUB-ACCOUNT (c)    SUB-ACCOUNT (c)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                $ --                   $ --        $ 237,680               $ --               $ 529               $ --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               2,947                      5          341,735                 12                  76                 21
                 554                      1           67,486                  2                  14                  5
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
               3,501                      6          409,221                 14                  90                 26
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
              (3,501)                    (6)        (171,541)               (14)                439                (26)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                  --                     --        2,158,358                 --                  --                 --
                (966)                    --         (449,177)                --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
                (966)                    --        1,709,181                 --                  (7)                --
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (168,655)                    30      (12,832,992)               909              (3,723)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
            (169,621)                    30      (11,123,811)               909              (3,730)            (1,807)
----------------------- ---------------------- ---------------- ------------------ ------------------- ------------------
          $ (173,122)                  $ 24    $ (11,295,352)             $ 895            $ (3,291)          $ (1,833)
======================= ====================== ================ ================== =================== ==================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  PIONEER VCT              LMPVET          LMPVET           LMPVET
                                             STRATEGIC INCOME    SMALL CAP GROWTH       INVESTORS     EQUITY INDEX
                                              SUB-ACCOUNT (c)         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                             ------------------- ------------------- --------------- ----------------
INVESTMENT INCOME:
      Dividends                                         $ 391                $ --        $ 36,298      $ 1,069,447
                                            -------------------- ------------------- --------------- ----------------
EXPENSES:
      Mortality & expense risk
        charges                                            53             164,288          50,497        1,412,852
      Administrative charges                               13              29,118           8,263          133,672
                                             ------------------- ------------------- --------------- ----------------
        Total expenses                                     66             193,406          58,760        1,546,524
                                             ------------------- ------------------- --------------- ----------------
           Net investment income (loss)                   325            (193,406)        (22,462)        (477,077)
                                             ------------------- ------------------- --------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                          --             398,158          82,407        1,244,637
      Realized gains (losses) on sale of
        investments                                       (61)            (89,605)       (241,569)      (1,282,040)
                                             ------------------- ------------------- --------------- ----------------
           Net realized gains (losses)                    (61)            308,553        (159,162)         (37,403)
                                             ------------------- ------------------- --------------- ----------------
     Change in unrealized gains (losses)
        on investments                                    676          (6,234,277)     (1,122,112)     (24,324,125)
                                             ------------------- ------------------- --------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                           615          (5,925,724)     (1,281,274)     (24,361,528)
                                             ------------------- ------------------- --------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                       $ 940        $ (6,119,130)   $ (1,303,736)   $ (24,838,605)
                                            ==================== =================== =============== ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

           LMPVET           LMPVET    LMPVET AGGRESSIVE    LMPVET LARGE CAP    LMPVET SOCIAL    LMPVET CAPITAL
FUNDAMENTAL VALUE     APPRECIATION               GROWTH              GROWTH        AWARENESS        AND INCOME
      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      $ 1,405,531      $ 1,172,991                 $ --            $ 21,169         $ 13,689         $ 615,990
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          998,176        1,064,423            1,511,538             122,954            9,186           727,149
          190,463          201,744              280,002              20,016            1,687           135,111
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
        1,188,639        1,266,167            1,791,540             142,970           10,873           862,260
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
          216,892          (93,176)          (1,791,540)           (121,801)           2,816          (246,270)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
           58,007        3,269,769                   --                  --               --         1,164,376
       (1,506,554)        (931,453)            (890,539)           (160,593)         (46,175)       (3,245,634)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
       (1,448,547)       2,338,316             (890,539)           (160,593)         (46,175)       (2,081,258)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (33,402,986)     (31,109,184)         (53,980,569)         (3,323,792)        (179,725)      (20,848,047)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
      (34,851,533)     (28,770,868)         (54,871,108)         (3,484,385)        (225,900)      (22,929,305)
-------------------- ---------------- -------------------- ------------------- ---------------- -----------------
    $ (34,634,641)   $ (28,864,044)       $ (56,662,648)       $ (3,606,186)      $ (223,084)    $ (23,175,575)
==================== ================ ==================== =================== ================ =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                  LMPVET           LMPVET    LMPVET DIVIDEND    LMPVET LIFESTYLE
                                                 CAPITAL    GLOBAL EQUITY           STRATEGY      ALLOCATION 50%
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------- ---------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                  $ 3,333          $ 4,542          $ 208,461           $ 297,859
                                            --------------- ---------------- ------------------ -------------------
EXPENSES:
      Mortality & expense risk
        charges                                  109,701           82,830            111,069             116,208
      Administrative charges                      17,525           14,548             18,762              21,588
                                             -------------- ---------------- ------------------ -------------------
        Total expenses                           127,226           97,378            129,831             137,796
                                             -------------- ---------------- ------------------ -------------------
           Net investment income (loss)         (123,893)         (92,836)            78,630             160,063
                                             -------------- ---------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,641,376          824,647                 --             310,926
      Realized gains (losses) on sale of
        investments                             (639,481)        (833,054)          (240,972)           (409,399)
                                             -------------- ---------------- ------------------ -------------------
           Net realized gains (losses)         1,001,895           (8,407)          (240,972)            (98,473)
                                             -------------- ---------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                        (4,421,596)      (2,901,842)        (2,364,206)         (2,836,929)
                                             -------------- ---------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments               (3,419,701)      (2,910,249)        (2,605,178)         (2,935,402)
                                             -------------- ---------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (3,543,594)    $ (3,003,085)      $ (2,526,548)       $ (2,775,339)
                                            =============== ================ ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVIT ADJUSTABLE      LMPVIT GLOBAL    LMPVIT MONEY
  ALLOCATION 70%      ALLOCATION 85%          RATE INCOME    HIGH YIELD BOND          MARKET
     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
------------------- ------------------- -------------------- ------------------ ------------
        $ 88,747           $ 597,086            $ 110,961        $ 4,292,700     $ 1,778,972
------------------- ------------------- -------------------- ------------------ ------------
          48,596             263,629               34,955            531,300         963,703
           8,838              59,697                6,460             97,929         185,699
------------------- ------------------- -------------------- ------------------ ------------
          57,434             323,326               41,415            629,229       1,149,402
------------------- ------------------- -------------------- ------------------ ------------
          31,313             273,760               69,546          3,663,471         629,570
------------------- ------------------- -------------------- ------------------ ------------
           3,608             170,644                   --                 --              --
        (153,834)           (228,705)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
        (150,226)            (58,061)            (164,548)        (1,351,968)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,315,549)        (12,155,524)            (521,720)       (16,334,758)             --
------------------- ------------------- -------------------- ------------------ ------------
      (1,465,775)        (12,213,585)            (686,268)       (17,686,726)             --
------------------- ------------------- -------------------- ------------------ ------------
    $ (1,434,462)      $ (11,939,825)          $ (616,722)     $ (14,023,255)      $ 629,570
=================== =================== ==================== ================== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                             MIST                              MIST                           MIST
                                     LORD ABBETT GROWTH AND INCOME        LORD ABBETT BOND DEBENTURE     VAN KAMPEN MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                  SUB-ACCOUNT
                                   --------------------------------- --------------------------------- ----------------------------
                                            2008             2007             2008             2007            2008          2007
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

  Net investment income (loss)         $ 919,993     $ (5,228,738)     $ 6,633,658     $ 11,005,391      $ (120,820)     $ (213,159)
  Net realized gains (losses)         53,561,466       66,973,185       (4,409,452)       1,357,269       2,130,674         677,224
  Change in unrealized gains
     (losses) on investments        (337,506,715)     (41,085,573)     (54,017,190)       1,748,154     (20,664,604)      1,346,860
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations              (283,025,256)      20,658,874      (51,792,984)      14,110,814     (18,654,750)      1,810,925
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             28,492,525       46,834,968        6,616,627       11,866,307      20,235,767      16,272,511
  Net transfers (including fixed
     account)                        (60,571,133)     (42,192,503)     (37,026,776)        (537,799)      3,880,753       1,160,441
  Contract charges                    (1,821,738)      (2,005,324)      (1,012,375)      (1,008,101)       (123,259)        (24,193)
  Transfers for contract benefits
     and terminations                (58,140,110)     (99,400,248)     (27,555,849)     (41,996,259)     (1,787,329)     (1,974,131)
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (92,040,456)     (96,763,107)     (58,978,373)     (31,675,852)     22,205,932      15,434,628
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
     Net increase (decrease)
       in net assets                (375,065,712)     (76,104,233)    (110,771,357)     (17,565,038)      3,551,182      17,245,553
NET ASSETS:

  Beginning of period                822,332,309      898,436,542      288,948,614      306,513,652      23,676,085       6,430,532
                                   ---------------- ---------------- ---------------- ---------------- --------------- ------------
  End of period                    $ 447,266,597    $ 822,332,309    $ 178,177,257    $ 288,948,614    $ 27,227,267    $ 23,676,085
                                   ================ ================ ================ ================ =============== ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                       MIST                             MIST                             MIST                              MIST
  LORD ABBETT MID CAP VALUE                   LAZARD MID CAP         MET/AIM SMALL CAP GROWTH      HARRIS OAKMARK INTERNATIONAL
                SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT
----------------------------- -------------------------------- --------------------------------- ---------------------------------
        2008          2007            2008             2007             2008             2007             2008             2007
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------  ----------------
  $ (252,017)    $   (170,332)   $   (690,149)   $  (1,802,344) $  (2,336,618)   $  (3,078,140)       $ 109,974     $ (3,677,588)
   1,371,978        1,572,469       3,185,778       16,993,970     12,199,250       11,493,314       37,665,760       58,328,270
 (11,033,703)      (1,981,561)    (47,991,389)     (22,036,063)   (77,286,162)       7,260,878     (184,812,243)     (66,126,162)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  (9,913,742)        (579,424)    (45,495,760)      (6,844,437)   (67,423,530)      15,676,052     (147,036,509)     (11,475,480)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  11,699,635        7,930,644      11,607,428       17,011,941     11,094,928       16,457,316       18,439,524       40,484,716
   6,833,294          711,375      (8,565,531)        (712,183)   (10,392,592)      (4,862,063)     (42,593,295)     (13,002,405)
     (79,498)         (34,495)       (449,254)        (462,156)      (650,997)        (676,125)      (1,322,536)      (1,545,713)
    (715,198)      (1,681,654)     (8,150,431)     (14,103,323)   (13,225,101)     (24,185,235)     (22,579,304)     (42,657,980)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
  17,738,233        6,925,870      (5,557,788)       1,734,279    (13,173,762)     (13,266,107)     (48,055,611)     (16,721,382)
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
   7,824,491        6,346,446     (51,053,548)      (5,110,158)   (80,597,292)       2,409,945     (195,092,120)     (28,196,862)
  16,075,069        9,728,623     121,255,292      126,365,450    181,044,517      178,634,572      384,273,575      412,470,437
--------------- ------------- --------------- ---------------- ---------------- ---------------- ---------------   ---------------
$ 23,899,560     $ 16,075,069    $ 70,201,744    $ 121,255,292  $ 100,447,225    $ 181,044,517    $ 189,181,455    $ 384,273,575
=============== ============= =============== ================ ================ ================ ===============  ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                            MIST                             MIST                           MIST
                                                    THIRD AVENUE                      OPPENHEIMER                     LEGG MASON
                                                 SMALL CAP VALUE             CAPITAL APPRECIATION     PARTNERS AGGRESSIVE GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- -------------------------------- -------------------------------
                                            2008           2007           2008             2007          2008              2007
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,343,545)  $ (2,365,462)   $ 5,009,722     $ (5,919,663) $ (1,358,505)  $     (1,880,795)
  Net realized gains (losses)         19,395,478     46,171,378     65,741,086       29,552,170    (1,078,408)        12,298,558
  Change in unrealized gains
     (losses) on investments        (104,970,939)   (58,768,816)  (216,168,936)      18,087,115   (36,608,829)        (9,545,677)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (87,919,006)   (14,962,900)  (145,418,128)      41,719,622   (39,045,742)           872,086
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             19,598,032     28,238,237      9,600,619       15,359,065     4,323,622          5,158,552
  Net transfers (including fixed
     account)                        (28,143,045)   (26,301,845)   (31,744,780)     (17,480,507)   (5,593,265)        (4,650,232)
  Contract charges                    (1,177,753)    (1,239,790)    (1,071,481)      (1,196,654)     (379,140)          (412,688)
  Transfers for contract benefits
     and terminations                (23,942,334)   (38,149,421)   (27,085,254)     (41,412,366)   (6,797,784)       (13,668,575)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (33,665,100)   (37,452,819)   (50,300,896)     (44,730,462)   (8,446,567)       (13,572,943)
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
     Net increase (decrease)
       in net assets                (121,584,106)   (52,415,719)  (195,719,024)      (3,010,840)  (47,492,309)       (12,700,857)
NET ASSETS:
  Beginning of period                316,501,402    368,917,121    354,882,609      357,893,449   104,186,821        116,887,678
                                   -------------- -------------- -------------- ----------------- ------------- -----------------
  End of period                    $ 194,917,296  $ 316,501,402  $ 159,163,585    $ 354,882,609  $ 56,694,512   $    104,186,821
                                   ============== ============== ============== ================= ============= =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                             MIST                          MIST
       MIST PIMCO TOTAL RETURN             MIST RCM TECHNOLOGY     PIMCO INFLATION PROTECTED BOND   T. ROWE PRICE MID CAP GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                        SUB-ACCOUNT                    SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2008             2007            2008            2007             2008            2007             2008            2007
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
 $ 10,513,043      $ 7,582,839     $ 6,928,452      $ (924,396)     $ 5,737,533      $ 1,153,679     $ (3,109,837) $  (3,913,251)
   12,311,760        1,865,721      12,418,812       5,238,101       (2,586,038)        (630,364)      25,249,366     29,910,027
  (28,451,249)      16,489,342     (52,183,275)      9,989,409      (32,695,477)      20,764,489     (115,238,774)     7,709,385
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   (5,626,446)      25,937,902     (32,836,011)     14,303,114      (29,543,982)      21,287,804      (93,099,245)    33,706,161
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   95,176,720       50,324,363       5,954,390       3,593,950       49,514,203       20,751,843       20,123,917     14,767,868
   39,581,392        8,186,069      (9,623,654)     16,177,923        8,664,472       (7,516,750)     (13,345,044)       348,445
   (1,829,452)      (1,270,612)       (246,642)       (200,345)      (1,225,730)        (825,450)        (860,659)      (856,284)
  (54,723,772)     (54,019,084)     (3,904,218)     (6,035,134)     (28,140,448)     (28,756,476)     (15,795,048)   (25,938,293)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   78,204,888        3,220,736      (7,820,124)     13,536,394       28,812,497      (16,346,833)      (9,876,834)   (11,678,264)
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
   72,578,442       29,158,638     (40,656,135)     27,839,508         (731,485)       4,940,971     (102,976,079)    22,027,897
  469,985,360      440,826,722      78,045,995      50,206,487      255,623,164      250,682,193      242,043,730    220,015,833
---------------- ---------------- --------------- --------------- ---------------- -------------- ---------------- --------------
$ 542,563,802    $ 469,985,360    $ 37,389,860    $ 78,045,995    $ 254,891,679    $ 255,623,164    $ 139,067,651  $ 242,043,730
================ ================ =============== =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MIST MFS RESEARCH INTERNATIONAL    MIST CLARION GLOBAL REAL ESTATE    MIST TURNER MID CAP GROWTH
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ---------------------------------- -------------------------------- ----------------------------
                                            2008              2007            2008              2007            2008        2007
                                   ---------------- ----------------- --------------- ---------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 749,951      $ (1,384,020)       $ (1,518)        $ (925,011)    $ (885,297) $    (916,886)
  Net realized gains (losses)         28,116,782        53,418,957       3,595,991         26,163,946      4,641,613      5,271,106
  Change in unrealized gains
     (losses) on investments        (181,895,929)      (18,855,679)    (47,457,118)       (48,097,283)   (37,334,322)     6,353,919
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (153,029,196)       33,179,258     (43,862,645)       (22,858,348)   (33,578,006)    10,708,139
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             42,412,806        50,987,545      15,277,404         21,175,505      5,450,341      4,172,741
  Net transfers (including fixed
           account)                   (5,062,960)        8,788,864         236,362        (21,480,375)    (1,604,909)    10,905,125
  Contract charges                    (1,174,104)       (1,009,685)       (388,408)          (441,641)      (252,183)      (207,551)
  Transfers for contract benefits
     and terminations                (24,040,007)      (34,281,775)     (7,965,701)       (12,322,862)    (4,037,420)    (6,050,984)
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     12,135,735        24,484,949       7,159,657        (13,069,373)      (444,171)     8,819,331
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
     Net increase (decrease)
       in net assets                (140,893,461)       57,664,207     (36,702,988)       (35,927,721)   (34,022,177)    19,527,470
NET ASSETS:
  Beginning of period                345,568,972       287,904,765     100,668,094        136,595,815     69,239,590     49,712,120
                                   ---------------- ----------------- --------------- ---------------- -------------- --------------
  End of period                    $ 204,675,511     $ 345,568,972    $ 63,965,106      $ 100,668,094   $ 35,217,413  $  69,239,590
                                   ================ ================= =============== ================ ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST GOLDMAN SACHS MID CAP VALUE    MIST METLIFE DEFENSIVE STRATEGY        MIST METLIFE MODERATE STRATEGY
                     SUB-ACCOUNT                        SUB-ACCOUNT                           SUB-ACCOUNT
----------------------------------- ---------------------------------- -------------------------------------
        2008                2007             2008              2007               2008               2007
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
  $ (937,975)       $ (1,760,295)    $ (2,234,085)      $ 1,078,222        $ 1,460,930        $ 3,519,276
   4,814,174          20,057,549        9,029,524        25,559,373         31,261,590         43,528,582
 (48,477,533)        (17,017,038)    (217,070,681)       (5,702,644)      (538,226,402)         9,710,951
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (44,601,334)          1,280,216     (210,275,242)       20,934,951       (505,503,882)        56,758,809
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
   2,321,516          16,314,472      153,700,709       116,678,354        290,839,853        355,826,125
 (20,324,037)          2,122,054      435,345,135       135,710,237        119,607,963         91,228,471
    (493,567)           (515,879)      (4,847,046)       (2,050,972)        (8,602,394)        (5,309,332)
  (8,040,835)        (14,733,985)     (86,614,542)      (69,979,695)      (126,988,809)      (124,395,950)
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (26,536,923)          3,186,662      497,584,256       180,357,924        274,856,613        317,349,314
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
 (71,138,257)          4,466,878      287,309,014       201,292,875       (230,647,269)       374,108,123
 140,073,719         135,606,841      600,410,325       399,117,450      1,602,068,224      1,227,960,101
--------------- ------------------- ---------------- ----------------- ------------------ ------------------
$ 68,935,462       $ 140,073,719    $ 887,719,339     $ 600,410,325    $ 1,371,420,955    $ 1,602,068,224
=============== =================== ================ ================= ================== ==================


     MIST MetLife Balanced Strategy
                        Sub-Account
 -------------------------------------
            2008                  2007
 ------------------ ------------------
   $ 138,113,013    $    (1,240,824)
     250,701,813        146,572,128
  (2,084,196,961)       (28,996,861)
 ------------------ ------------------
  (1,695,382,135)       116,334,443
 ------------------ ------------------
     574,850,779      1,172,544,439
    (222,330,114)       258,572,420
     (25,874,538)       (17,811,972)
    (320,692,713)      (374,125,107)
 ------------------ ------------------
       5,953,414      1,039,179,780
 ------------------ ------------------
  (1,689,428,721)     1,155,514,223
   5,073,218,651      3,917,704,428
 ------------------ ------------------
 $ 3,383,789,930    $ 5,073,218,651
 ================== ==================


The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST METLIFE GROWTH STRATEGY   MIST METLIFE AGGRESSIVE STRATEGY    MIST VAN KAMPEN COMSTOCK
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------------- -------------------------------- -----------------------------
                                              2008             2007           2008             2007          2008          2007
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 100,759,140    $ (29,926,788)   $ 8,989,743     $ (2,488,811)       $ 35,532   $   (204,833)
  Net realized gains (losses)          327,795,278      168,111,583     46,469,556       56,147,163        (719,341)     2,603,944
  Change in unrealized gains
     (losses) on investments        (2,936,404,011)     (39,049,469)  (283,905,358)     (45,549,415)    (22,431,043)    (5,459,293)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,507,849,593)      99,135,326   (228,446,059)       8,108,937     (23,114,852)    (3,060,182)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              919,799,464    2,245,127,704     21,066,874       56,256,592       9,348,146     16,420,919
  Net transfers (including fixed
     account)                         (449,948,925)     179,235,678    (66,271,525)     (34,875,419)     (1,164,106)     2,301,133
  Contract charges                     (36,791,542)     (20,295,766)    (2,428,995)      (2,548,131)       (221,489)      (197,140)
  Transfers for contract benefits
     and terminations                 (271,257,542)    (335,301,976)   (28,669,676)     (56,394,234)     (5,189,664)    (4,820,685)
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      161,801,455    2,068,765,640    (76,303,322)     (37,561,192)      2,772,887     13,704,227
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
     Net increase (decrease)
       in net assets                (2,346,048,138)   2,167,900,966   (304,749,381)     (29,452,255)    (20,341,965)    10,644,045
NET ASSETS:
  Beginning of period                6,304,660,461    4,136,759,495    607,023,915      636,476,170      60,993,695      50,349,650
                                   ---------------- ---------------- -------------- ----------------- --------------- -------------
  End of period                    $ 3,958,612,323  $ 6,304,660,461  $ 302,274,534    $ 607,023,915    $ 40,651,730   $  60,993,695
                                   ================ ================ ============== ================= =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                           MIST
MIST LEGG MASON VALUE EQUITY MIST MFS EMERGING MARKETS EQUITY MIST LOOMIS SAYLES GLOBAL MARKETS    MET/AIM CAPITAL APPRECIATION
                 SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- -------------------------------- --------------------------------- -------------------------------
       2008           2007           2008           2007            2008            2007               2008             2007
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  $ (823,221)   $ (825,219)     $ (174,638)     $ (439,794)      $ 1,745,644      $ (322,177)        $ 8,667    $      (24,229)
    (827,780)      349,121       3,484,316       1,483,800           340,535         699,708         (79,118)          (11,771)
 (40,220,689)   (4,218,334)    (47,764,673)      6,322,422       (31,624,027)      4,061,051      (1,479,081)          153,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (41,871,690)   (4,694,432)    (44,454,995)      7,366,428       (29,537,848)      4,438,582      (1,549,532)          117,974
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  26,313,328    24,730,317      24,360,591      10,010,256        12,997,335       5,973,340       1,626,130         1,114,663
   5,543,238     3,022,118      21,894,965      37,585,850        10,325,061      40,306,250         283,602            90,690
    (194,102)     (138,508)       (215,626)        (83,937)         (246,616)        (68,552)         (5,888)           (1,628)
  (3,184,514)   (5,184,945)     (3,237,424)     (2,228,009)       (3,661,899)     (2,962,307)       (235,573)         (121,519)
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
  28,477,950    22,428,982      42,802,506      45,284,160        19,413,881      43,248,731       1,668,271         1,082,206
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
 (13,393,740)   17,734,550      (1,652,489)     52,650,588       (10,123,967)     47,687,313         118,739         1,200,180
  57,822,803    40,088,253      62,075,247       9,424,659        55,474,222       7,786,909       2,334,027         1,133,847
------------- -------------- --------------- ---------------- ---------------- ---------------- -------------- ----------------
$ 44,429,063  $ 57,822,803    $ 60,422,758    $ 62,075,247      $ 45,350,255    $ 55,474,222     $ 2,452,766    $    2,334,027
============= ============== =============== ================ ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MIST JANUS FORTY     MIST DREMAN SMALL CAP VALUE              MIST PIONEER FUND
                                                   SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------ ------------------------------- ------------------------------
                                           2008           2007            2008            2007            2008           2007
                                   --------------- -------------- --------------- --------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 367,081      $ (58,234)     $ (137,991)     $ (152,699)      $ (76,874)     $ (61,130)
  Net realized gains (losses)          (239,635)       290,551         297,010         111,787      (1,105,314)        41,030
  Change in unrealized gains
     (losses) on investments         (7,533,817)       745,181      (4,164,065)       (482,953)     (3,729,034)        90,072
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (7,406,371)       977,498      (4,005,046)       (523,865)     (4,911,222)        69,972
                                   --------------- -------------- --------------- --------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             8,704,411      5,345,268       5,307,493       7,266,348      13,071,422      4,912,407
  Net transfers (including fixed
     account)                         2,522,305      1,181,536         232,223         461,445          59,643        513,788
  Contract charges                      (50,087)        (4,708)        (61,604)        (16,511)        (15,784)        (5,706)
  Transfers for contract benefits
     and terminations                  (994,768)      (194,912)       (722,443)       (963,992)       (435,949)      (649,899)
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    10,181,861      6,327,184       4,755,669       6,747,290      12,679,332      4,770,590
                                   --------------- -------------- --------------- --------------- --------------- --------------
     Net increase (decrease)
       in net assets                  2,775,490      7,304,682         750,623       6,223,425       7,768,110      4,840,562
NET ASSETS:
  Beginning of period                 8,715,091      1,410,409      11,511,054       5,287,629       8,679,759      3,839,197
                                   --------------- -------------- --------------- --------------- --------------- --------------
  End of period                    $ 11,490,581    $ 8,715,091    $ 12,261,677    $ 11,511,054    $ 16,447,869    $ 8,679,759
                                   =============== ============== =============== =============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MIST PIONEER STRATEGIC INCOME    MIST BLACKROCK LARGE CAP CORE        MIST BLACKROCK HIGH YIELD    MIST RAINIER LARGE CAP EQUITY
                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------- -------------------------------- -------------------------------- --------------------------------
         2008            2007           2008              2007            2008             2007            2008          2007 (a)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  $ 5,834,214      $ (701,142)     $ (52,304)        $ (42,023)      $ 383,147        $ 334,483      $ (375,702)        $ (2,935)
   (2,001,682)          6,106         54,629           265,390      (1,764,755)          (5,218)       (482,693)           1,427
  (21,409,793)      4,115,896     (1,971,499)          (95,545)     (3,738,362)        (351,001)    (12,232,869)          80,318
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
  (17,577,261)      3,420,860     (1,969,174)          127,822      (5,119,970)         (21,736)    (13,091,264)          78,810
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   66,037,341      54,487,997      1,283,270         2,331,465       7,815,219        5,403,583      10,812,941          520,514
   (9,048,953)      6,487,557         37,832           252,641       4,450,167         (269,073)     21,312,024        5,813,549
     (174,007)        (11,004)       (20,009)           (7,280)        (43,642)          (9,703)        (99,748)          (1,771)
   (8,359,991)     (3,650,191)      (200,047)         (185,175)       (844,271)        (897,289)     (1,669,933)         (21,010)
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   48,454,390      57,314,359      1,101,046         2,391,651      11,377,473        4,227,518      30,355,284        6,311,282
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
   30,877,129      60,735,219       (868,128)        2,519,473       6,257,503        4,205,782      17,264,020        6,390,092
   98,174,413      37,439,194      4,467,216         1,947,743       7,452,180        3,246,398       6,390,092               --
---------------- --------------- -------------- ----------------- --------------- ---------------- --------------- ----------------
$ 129,051,542    $ 98,174,413    $ 3,599,088       $ 4,467,216    $ 13,709,683      $ 7,452,180    $ 23,654,112      $ 6,390,092
================ =============== ============== ================= =============== ================ =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST AMERICAN                                MIST AMERICAN            MIST   MIST AMERICAN
                                   FUNDS BALANCED  MIST AMERICAN  MIST AMERICAN   FUNDS GROWTH  AMERICAN FUNDS  FUNDS MODERATE
                                       ALLOCATION     FUNDS BOND   FUNDS GROWTH     ALLOCATION   INTERNATIONAL      ALLOCATION
                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------- -------------- -------------- -------------- --------------- ---------------
                                       2008 (b)        2008 (b)       2008 (b)       2008 (b)       2008 (b)        2008 (b)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 10,111,861   $ 1,265,131     $ 1,869,844   $ 17,358,136    $ 2,725,032   $    6,747,836
  Net realized gains (losses)          (1,168,695)      (42,761)        (31,924)       (15,467)      (293,216)      (1,349,658)
  Change in unrealized gains
     (losses) on investments          (79,902,745)   (3,081,576)    (19,679,152)  (170,403,804)   (16,971,992)     (39,805,795)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (70,959,579)   (1,859,206)    (17,841,232)  (153,061,135)   (14,540,176)     (34,407,617)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             197,108,337    20,714,403      39,065,845    357,346,624     36,555,600      136,742,654
  Net transfers (including fixed
     account)                         212,064,719     9,622,103      34,446,446    278,459,593     24,327,566      125,028,215
  Contract charges                       (468,802)      (15,114)        (31,706)      (700,335)       (26,478)        (211,971)
  Transfers for contract benefits
     and terminations                  (4,879,658)     (291,161)       (673,105)    (6,817,926)      (506,044)      (3,330,828)
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     403,824,596    30,030,231      72,807,480    628,287,956     60,350,644      258,228,070
                                   --------------- -------------- -------------- -------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  332,865,017    28,171,025      54,966,248    475,226,821     45,810,468      223,820,453
NET ASSETS:
  Beginning of period                          --            --              --             --             --               --
                                   --------------- -------------- -------------- -------------- --------------- ---------------
  End of period                     $ 332,865,017  $ 28,171,025    $ 54,966,248  $ 475,226,821   $ 45,810,468   $   223,820,453
                                   =============== ============== ============== ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                          MIST
                  MET/FRANKLIN
         MIST        TEMPLETON                   MIST SSGA
 MET/FRANKLIN         FOUNDING     MIST SSGA    GROWTH AND
MUTUAL SHARES         STRATEGY    GROWTH ETF    INCOME ETF  AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT           SUB-ACCOUNT                      SUB-ACCOUNT
---------------- -------------- ------------- ------------- --------------------- ---------------------------------
      2008 (b)         2008 (b)       2008 (c)     2008 (c)        2008          2007         2008           2007
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
    $ 286,774      $ 2,340,195      $ (1,053)      $ (3,076)     $ 2,514     $ (4,390)    $ (4,139)       $ (8,159)
     (104,240)         (46,625)           --          2,403       16,517       52,971      (14,342)         18,910
   (3,194,226)     (44,949,267)       68,421        158,177     (222,155)      22,869     (138,973)         46,579
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   (3,011,692)     (42,655,697)       67,368        157,504     (203,124)      71,450     (157,454)         57,330
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   10,367,163      128,082,273     1,336,071      1,205,430           --           --           --              --
    5,730,009      111,137,585        80,744      1,299,330      (16,448)     (31,665)      (8,849)        (45,892)
       (4,678)        (233,346)           --         (2,281)          --           --           --              --
      (41,957)      (2,982,696)        5,348         (8,853)    (247,618)    (357,025)    (106,540)       (210,349)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   16,050,537      236,003,816     1,422,163      2,493,626     (264,066)    (388,690)    (115,389)       (256,241)
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
   13,038,845      193,348,119     1,489,531      2,651,130     (467,190)    (317,240)    (272,843)       (198,911)
           --               --            --             --      859,118    1,176,358      433,487         632,398
--------------- --------------- -------------- ------------- ------------- ------------ ------------ --------------
 $ 13,038,845    $ 193,348,119   $ 1,489,531    $ 2,651,130    $ 391,928    $ 859,118    $ 160,644       $ 433,487
=============== =============== ============== ============= ============= ============ ============ ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                     SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                   -------------------------------- -------------------------- ------------------------------
                                           2008             2007         2008          2007           2008         2007 (d)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (111,198)        $ (7,096)    $ 11,941      $ 11,306      $ 169,649        $ 80,202
  Net realized gains (losses)          (802,813)         166,260      (26,155)       22,846        256,589         205,271
  Change in unrealized gains
     (losses) on investments        (11,002,806)         (94,729)    (207,594)      (21,687)    (1,703,426)       (363,478)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (11,916,817)          64,435     (221,808)       12,465     (1,277,188)        (78,005)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            26,202,690       11,183,339           --            --      2,087,485       1,584,128
  Net transfers (including fixed
     account)                         2,508,802          263,678       (7,225)      (89,126)       140,397           6,314
  Contract charges                      (64,997)              --           --            --         (7,042)             --
  Transfers for contract benefits
     and terminations                  (722,625)        (457,237)    (155,781)     (226,938)       (94,274)         (1,753)
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    27,923,870       10,989,780     (163,006)     (316,064)     2,126,566       1,588,689
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 16,007,053       11,054,215     (384,814)     (303,599)       849,378       1,510,684
NET ASSETS:
  Beginning of period                11,954,057          899,842      673,813       977,412      1,510,684              --
                                   --------------- ---------------- ------------ ------------- -------------- ---------------
  End of period                    $ 27,961,110     $ 11,954,057    $ 288,999     $ 673,813    $ 2,360,062     $ 1,510,684
                                   =============== ================ ============ ============= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MFS RESEARCH     MFS INVESTORS TRUST        MFS NEW DISCOVERY  OPPENHEIMER MAIN STREET
          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
------------------------ ---------------------- ----------------------- -----------------------
    2008         2007        2008        2007        2008        2007        2008        2007
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ (1,186)    $ (1,771)     $ (385)      $ (968)     $ (964)   $ (2,260)       $ 243     $ (836)
   6,421       13,554      13,009       16,385      10,411      28,928       12,599     15,776
 (64,104)      13,793     (43,568)      (1,764)    (42,333)    (23,022)     (94,975)    (4,165)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (58,869)      25,576     (30,944)      13,653     (32,886)      3,646      (82,133)    10,775
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
      --           --          --           --          --          --           --         --
      --      (37,362)    (11,815)     (18,567)         12     (18,325)      (9,606)        --
      --           --          --           --          --          --           --         --
 (45,933)     (65,602)    (40,972)     (33,795)    (21,826)    (92,147)     (54,322)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
 (45,933)    (102,964)    (52,787)     (52,362)    (21,814)   (110,472)     (63,928)   (77,938)
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
(104,802)     (77,388)    (83,731)     (38,709)    (54,700)   (106,826)    (146,061)   (67,163)
 199,317      276,705     132,122      170,831      99,354     206,180      254,460    321,623
----------- ------------ ----------- ---------- ----------- ----------- ------------ ----------
$ 94,515    $ 199,317    $ 48,391    $ 132,122    $ 44,654    $ 99,354    $ 108,399  $ 254,460
=========== ============ =========== ========== =========== =========== ============ ==========

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                          OPPENHEIMER
                                     OPPENHEIMER CORE BOND  OPPENHEIMER STRATEGIC BOND          MAIN STREET SMALL CAP
                                               SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                    ---------------------- --------------------------- ------------------------------
                                       2008        2007        2008          2007            2008           2007
                                    ----------- ---------- ------------ -------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 5,797     $ 12,268       $ 928       $ 1,046      $ (172,253)     $ (27,014)
  Net realized gains (losses)         (16,558)        (766)      4,048         1,332        (337,481)        23,038
  Change in unrealized gains
     (losses) on investments          (69,378)      (3,427)     (7,449)        1,375      (7,281,710)      (357,522)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (80,139)       8,075      (2,473)        3,753      (7,791,444)      (361,498)
                                    ----------- ---------- ------------ -------------- --------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  --           --          --            --      18,064,243      8,250,497
  Net transfers (including fixed
     account)                          (1,237)          --          --            --       1,291,361        277,612
  Contract charges                         --           --          --            --         (51,393)            --
  Transfers for contract benefits
     and terminations                 (87,148)    (67,923)    (30,887)       (8,457)       (454,625)       (39,830)
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (88,385)     (67,923)    (30,887)       (8,457)     18,849,586      8,488,279
                                    ----------- ---------- ------------ -------------- --------------- --------------
     Net increase (decrease)
       in net assets                 (168,524)     (59,848)    (33,360)       (4,704)     11,058,142      8,126,781
NET ASSETS:
  Beginning of period                 264,529      324,377      46,614        51,318       8,314,186        187,405
                                    ----------- ---------- ------------ -------------- --------------- --------------
  End of period                      $ 96,005    $ 264,529    $ 13,254      $ 46,614    $ 19,372,328    $ 8,314,186
                                    =========== ========== ============ ============== =============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         OPPENHEIMER MONEY       FIDELITY VIP ASSET MANAGER               FIDELITY VIP GROWTH           FIDELITY VIP CONTRAFUND
               SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
--------------------------- -------------------------------- --------------------------------- ---------------------------------
     2008           2007            2008             2007             2008             2007             2008             2007
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  $ 2,094        $ 6,496     $ 1,420,183      $ 6,672,314     $ (1,006,207)    $ (1,164,218)    $ (1,025,566)    $ (1,478,162)
       --             --      10,029,095        3,845,543       (1,495,360)       1,137,735        4,639,795      102,560,295
       --             --     (50,937,043)       7,775,552     (105,165,298)      50,354,170     (169,629,453)     (48,785,560)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
    2,094          6,496     (39,487,765)      18,293,409     (107,666,865)      50,327,687     (166,015,224)      52,296,573
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
       --             --       4,619,969        5,515,702        8,171,631        9,741,030       48,023,268       26,914,007
       --        (22,681)     (7,167,156)      (5,230,911)     (13,257,206)     (11,295,438)     (13,246,442)      (4,821,333)
       --             --         (20,581)         (12,697)         (35,592)         (24,060)        (140,686)         (53,138)
  (20,793)        (3,240)    (12,468,435)     (16,139,564)     (15,036,076)     (24,377,267)     (23,343,805)     (35,357,279)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (20,793)       (25,921)    (15,036,203)     (15,867,470)     (20,157,243)     (25,955,735)      11,292,335      (13,317,743)
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  (18,699)       (19,425)    (54,523,968)       2,425,939     (127,824,108)      24,371,952     (154,722,889)      38,978,830
  168,352        187,777     143,069,941      140,644,002      239,237,615      214,865,663      377,396,997      338,418,167
------------ -------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
$ 149,653      $ 168,352    $ 88,545,973    $ 143,069,941    $ 111,413,507    $ 239,237,615    $ 222,674,108    $ 377,396,997
============ ============== =============== ================ ================ ================ ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                         FIDELITY VIP OVERSEAS     FIDELITY VIP EQUITY-INCOME           FIDELITY VIP INDEX 500
                                                   SUB-ACCOUNT                    SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------ ------------------------------ --------------------------------
                                          2008            2007           2008            2007            2008             2007
                                   -------------- --------------- -------------- --------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 103,531       $ 230,825       $ 86,066        $ 36,348       $ 649,074      $ 2,903,956
  Net realized gains (losses)          994,457       1,235,506       (588,398)      1,883,461       2,040,819        4,803,371
  Change in unrealized gains
     (losses) on investments        (5,763,565)        203,682     (4,751,685)     (1,744,928)    (45,013,396)      (2,246,692)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,665,577)      1,670,013     (5,254,017)        174,881     (42,323,503)       5,460,635
                                   -------------- --------------- -------------- --------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              155,740         204,541         31,562          42,317           2,310            2,570
  Net transfers (including fixed
     account)                         (294,072)       (242,634)      (607,670)       (248,525)     (8,580,638)      (6,452,896)
  Contract charges                        (112)            (67)            --              --         (36,738)         (25,541)
  Transfers for contract benefits
     and terminations               (1,110,264)     (1,563,464)    (1,744,122)     (4,084,425)     (7,709,697)     (11,968,753)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,248,708)     (1,601,624)    (2,320,230)     (4,290,633)    (16,324,763)     (18,444,620)
                                   -------------- --------------- -------------- --------------- --------------- ----------------
     Net increase (decrease)
       in net assets                (5,914,285)         68,389     (7,574,247)     (4,115,752)    (58,648,266)     (12,983,985)
NET ASSETS:
  Beginning of period               11,327,734      11,259,345     13,694,030      17,809,782     122,812,705      135,796,690
                                   -------------- --------------- -------------- --------------- --------------- ----------------
  End of period                    $ 5,413,449    $ 11,327,734    $ 6,119,783    $ 13,694,030    $ 64,164,439    $ 122,812,705
                                   ============== =============== ============== =============== =============== ================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   FIDELITY VIP MONEY MARKET            FIDELITY VIP MID CAP               DWS INTERNATIONAL    MSF FI MID CAP OPPORTUNITIES
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- ---------------------------
        2008            2007            2008            2007            2008            2007           2008         2007
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   $ 653,611     $ 1,373,106      $ (565,504)     $ (286,975)       $ 15,208       $ 391,713      $ (47,326)      $ (72,825)
          --              --       4,005,999       1,489,249       5,161,020         732,180        (88,745)        162,396
          --              --     (27,042,018)      1,421,180     (23,324,279)      3,398,301     (3,499,091)        243,487
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
     653,611       1,373,106     (23,601,523)      2,623,454     (18,148,051)      4,522,194     (3,635,162)        333,058
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   4,469,433       5,298,830      29,092,735      21,898,285       1,880,993       2,213,191        567,543         565,032
   3,370,828         416,063       2,770,299       3,229,460      (1,947,706)        394,829       (126,132)        904,548
      (6,862)         (3,482)        (66,163)         (5,301)         (4,301)         (2,802)          (327)           (199)
  (4,967,871)     (4,509,159)     (2,207,566)     (1,395,375)     (2,885,281)     (3,174,740)      (505,809)       (543,928)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   2,865,528       1,202,252      29,589,305      23,727,069      (2,956,295)       (569,522)       (64,725)        925,453
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
   3,519,139       2,575,358       5,987,782      26,350,523     (21,104,346)      3,952,672     (3,699,887)      1,258,511
  38,182,657      35,607,299      40,496,316      14,145,793      39,213,025      35,260,353      6,518,918       5,260,407
--------------- --------------- --------------- --------------- --------------- --------------- -------------- ------------
$ 41,701,796    $ 38,182,657    $ 46,484,098    $ 40,496,316    $ 18,108,679    $ 39,213,025    $ 2,819,031     $ 6,518,918
=============== =============== =============== =============== =============== =============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                             MSF FI LARGE CAP          MSF FI VALUE LEADERS        MSF RUSSELL 2000 INDEX
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------------- ----------------------------- -----------------------------
                                          2008           2007           2008           2007           2008           2007
                                   -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (72,291)     $ (63,663)       $ 1,677      $ (40,154)       $ 1,131      $ (37,175)
  Net realized gains (losses)         (290,186)       224,533        212,786        275,415       (383,505)       820,954
  Change in unrealized gains
     (losses) on investments        (1,977,983)      (129,030)    (2,258,092)      (250,698)    (2,531,381)    (1,007,958)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,340,460)        31,840     (2,043,629)       (15,437)    (2,913,755)      (224,179)
                                   -------------- -------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              941,338      2,347,773        610,290      2,375,376        855,484        986,954
  Net transfers (including fixed
     account)                         (231,035)       692,021        427,348        (83,879)         8,135       (303,487)
  Contract charges                     (14,010)        (7,541)       (15,371)        (6,613)          (477)          (311)
  Transfers for contract benefits
     and terminations                 (241,077)      (582,773)      (297,836)      (388,773)      (667,163)      (671,040)
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      455,216      2,449,480        724,431      1,896,111        195,979         12,116
                                   -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (1,885,244)     2,481,320     (1,319,198)     1,880,674     (2,717,776)      (212,063)
NET ASSETS:
  Beginning of period                4,767,365      2,286,045      4,542,761      2,662,087      8,015,832      8,227,895
                                   -------------- -------------- -------------- -------------- -------------- --------------
  End of period                    $ 2,882,121    $ 4,767,365    $ 3,223,563    $ 4,542,761    $ 5,298,056    $ 8,015,832
                                   ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                     MSF BLACKROCK
MSF JULIUS BAER INTERNATIONAL STOCK           MSF METLIFE STOCK INDEX      LEGACY LARGE CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE
                        SUB-ACCOUNT                       SUB-ACCOUNT                  SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------------- --------------------------------- ----------------------------- --------------------------------
       2008                2007             2008             2007           2008           2007           2008              2007
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
   $ 70,056           $ (42,899)         $ 618,236     $ (2,087,640)     $ (10,036)  $    (9,569)     $  (82,675)    $    (144,805)
    397,400             310,620          9,197,418       22,014,259         (6,667)       65,625         360,599         1,509,061
 (3,432,086)             48,677       (115,000,965)      (9,054,135)      (479,683)       70,108      (5,059,965)       (2,028,210)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,964,630)            316,398       (105,185,311)      10,872,484       (496,386)      126,164      (4,782,041)         (663,954)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
    281,018           2,825,776         13,864,485       18,130,798         97,784       101,671       1,485,269         1,866,113
    413,588             437,743        (21,265,657)      (5,345,963)       429,217       309,928      (1,490,563)         (506,986)
     (1,406)               (798)          (771,007)        (804,890)           (90)          (43)           (817)             (542)
   (611,330)           (389,969)       (22,465,702)     (35,956,121)       (45,328)      (29,773)       (758,797)       (1,075,463)
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
     81,870           2,872,752        (30,637,881)     (23,976,176)       481,583       381,783        (764,908)          283,122
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
 (2,882,760)          3,189,150       (135,823,192)     (13,103,692)       (14,803)      507,947      (5,546,949)         (380,832)
  6,422,071           3,232,921        299,989,839      313,093,531      1,046,603       538,656      12,924,658        13,305,490
--------------- ------------------- ---------------- ---------------- -------------- -------------- -------------- -----------------
$ 3,539,311         $ 6,422,071      $ 164,166,647    $ 299,989,839    $ 1,031,800    $ 1,046,603    $ 7,377,709      $ 12,924,658
=============== =================== ================ ================ ============== ============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                           MSF LEHMAN BROTHERS
                                      MSF BLACKROCK BOND INCOME    MSF BLACKROCK LARGE CAP VALUE          AGGREGATE BOND INDEX
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- -------------------------------- -----------------------------
                                           2008            2007           2008              2007           2008           2007
                                   --------------- --------------- -------------- ----------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 1,124,681       $ 148,712      $ (14,914)        $ (14,386)     $ 270,027      $ 162,454
  Net realized gains (losses)          (342,658)          8,061       (117,850)          221,970        (33,327)        (6,457)
  Change in unrealized gains
     (losses) on investments         (2,808,583)        908,389     (1,221,978)         (177,922)        71,367        152,003
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (2,026,560)      1,065,162     (1,354,742)           29,662        308,067        308,000
                                   --------------- --------------- -------------- ----------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            11,915,342      17,154,514        283,419           285,688      1,079,219        668,220
  Net transfers (including fixed
     account)                        (4,631,754)      2,143,188         62,383         1,473,025      1,116,624      1,145,624
  Contract charges                     (137,935)        (21,995)          (279)             (154)          (653)          (310)
  Transfers for contract benefits
     and terminations                (2,583,411)     (2,092,128)      (280,398)         (299,540)      (853,245)      (485,663)
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     4,562,242      17,183,579         65,125         1,459,019      1,341,945      1,327,871
                                   --------------- --------------- -------------- ----------------- -------------- --------------
     Net increase (decrease)
       in net assets                  2,535,682      18,248,741     (1,289,617)        1,488,681      1,650,012      1,635,871
NET ASSETS:
  Beginning of period                30,160,113      11,911,372      3,754,451         2,265,770      6,246,008      4,610,137
                                   --------------- --------------- -------------- ----------------- -------------- --------------
  End of period                    $ 32,695,795    $ 30,160,113    $ 2,464,834       $ 3,754,451    $ 7,896,020    $ 6,246,008
                                   =============== =============== ============== ================= ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                  MSF METLIFE
               MSF MFS VALUE    MSF MORGAN STANLEY EAFE INDEX            MSF MFS TOTAL RETURN             MID CAP STOCK INDEX
                 SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ------------------------------- -------------------------------
        2008            2007            2008             2007            2008            2007            2008            2007
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
    $ 38,666      $ (262,320)      $ 253,222         $ 99,702       $ 859,978       $ 110,001         $ 9,158       $ (80,366)
     723,455         622,671         464,943        1,449,110       1,483,413       1,449,865         917,457       1,113,940
 (11,171,380)       (275,851)     (8,998,610)        (207,275)    (13,827,196)       (955,552)     (6,892,549)       (259,259)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
 (10,409,259)         84,500      (8,280,445)       1,341,537     (11,483,805)        604,314      (5,965,934)        774,315
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,820,629      13,519,451       2,326,951        2,472,875       3,624,174      18,558,703       2,119,662       2,166,478
   1,865,616       1,016,870        (317,622)       1,914,186      (3,662,735)      4,902,925         414,700       1,135,415
     (77,745)        (13,613)         (1,096)            (707)        (34,506)        (13,282)         (1,122)           (641)
  (1,625,690)     (1,422,029)     (1,233,894)      (1,454,812)     (4,531,196)     (2,891,760)       (924,304)     (1,031,278)
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
   6,982,810      13,100,679         774,339        2,931,542      (4,604,263)     20,556,586       1,608,936       2,269,974
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
  (3,426,449)     13,185,179      (7,506,106)       4,273,079     (16,088,068)     21,160,900      (4,356,998)      3,044,289
  25,634,069      12,448,890      18,684,621       14,411,542      50,198,332      29,037,432      15,036,423      11,992,134
--------------- --------------- --------------- ---------------- --------------- --------------- --------------- ---------------
$ 22,207,620    $ 25,634,069    $ 11,178,515     $ 18,684,621    $ 34,110,264    $ 50,198,332    $ 10,679,425    $ 15,036,423
=============== =============== =============== ================ =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                       MSF HARRIS OAKMARK FOCUSED
                                          MSF DAVIS VENTURE VALUE                           VALUE             MSF JENNISON GROWTH
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -------------------------------
                                         2008             2007            2008             2007           2008              2007
                                   --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (2,016,294)    $ (6,081,195)   $ (3,623,184)   $ (4,794,988)      $ 761,603  $   (2,659,080)
  Net realized gains (losses)         11,833,644       22,595,716      13,920,906      64,495,483      13,057,216      13,041,098
  Change in unrealized gains
     (losses) on investments        (240,704,599)         509,254    (145,506,995)    (89,503,608)    (82,069,768)      6,006,766
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (230,887,249)      17,023,775    (135,209,273)    (29,803,113)    (68,250,949)     16,388,784
                                   --------------- --------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             40,000,397       36,845,784       9,130,249      16,537,749      12,824,167       8,277,681
  Net transfers (including fixed
     account)                        (23,752,834)     (16,538,380)    (20,033,647)    (28,581,064)       (197,343)     (2,611,046)
  Contract charges                    (2,092,456)      (2,197,714)       (990,188)     (1,248,800)       (667,143)       (657,263)
  Transfers for contract benefits
     and terminations                (43,178,507)     (67,858,900)    (22,228,269)    (42,905,325)    (13,545,955)    (21,304,737)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (29,023,400)     (49,749,210)    (34,121,855)    (56,197,440)     (1,586,274)    (16,295,365)
                                   --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (259,910,649)     (32,725,435)   (169,331,128)    (86,000,553)    (69,837,223)         93,419
NET ASSETS:
  Beginning of period                599,873,294      632,598,729     316,048,072     402,048,625     182,244,421     182,151,002
                                   --------------- --------------- --------------- --------------- --------------- ---------------
  End of period                    $ 339,962,645    $ 599,873,294   $ 146,716,944   $ 316,048,072   $ 112,407,198  $  182,244,421
                                   =============== =============== =============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                   MSF T. ROWE     MSF WESTERN ASSET MANAGEMENT
    MSF BLACKROCK MONEY MARKET          PRICE SMALL CAP GROWTH                  U.S. GOVERNMENT    MSF OPPENHEIMER GLOBAL EQUITY
                   SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- --------------------------------
         2008             2007           2008             2007            2008            2007           2008              2007
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  $ 2,829,101       $ 6,785,333       $ (30,739)      $ (16,671)    $ 1,279,318       $ 224,217       $ 26,514         $ (59,550)
           --                --         136,260          67,666        (532,690)        361,346         90,106           153,158
           --                --      (1,371,897)         41,398      (2,345,788)        305,583     (5,106,339)           39,076
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
    2,829,101         6,785,333      (1,266,376)         92,393      (1,599,160)        891,146     (4,989,719)          132,684
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  154,753,709        79,822,231       2,578,082          88,226      28,151,479      17,013,754      3,325,583         6,101,038
  335,399,240       159,285,695         869,829         107,142      21,091,451       8,882,987        374,004           420,568
   (1,518,673)         (784,175)           (388)            (46)       (178,206)        (71,101)       (14,744)           (1,005)
 (137,760,015)     (191,085,821)       (216,735)       (123,964)     (6,755,537)     (6,114,274)      (782,065)         (357,753)
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  350,874,261        47,237,930       3,230,788          71,358      42,309,187      19,711,366      2,902,778         6,162,848
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
  353,703,362        54,023,263       1,964,412         163,751      40,710,027      20,602,512     (2,086,941)        6,295,532
  241,601,183       187,577,920       1,279,290       1,115,539      44,641,935      24,039,423      9,987,034         3,691,502
---------------- ---------------- ---------------- -------------- --------------- --------------- ---------------- ---------------
$ 595,304,545     $ 241,601,183     $ 3,243,702     $ 1,279,290    $ 85,351,962    $ 44,641,935    $ 7,900,093       $ 9,987,034
================ ================ ================ ============== =============== =============== ================ ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                  MSF METLIFE                   MSF METLIFE    MSF METLIFE CONSERVATIVE TO
                                        AGGRESSIVE ALLOCATION       CONSERVATIVE ALLOCATION            MODERATE ALLOCATION
                                                  SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                   ----------------------------- ----------------------------- ------------------------------
                                          2008           2007           2008           2007           2008            2007
                                   -------------- -------------- -------------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ (25,774)     $ (30,845)     $ (40,708)     $ (41,865)     $ (42,389)      $ (68,745)
  Net realized gains (losses)         (196,946)        41,290        (71,475)         9,864        (86,998)         45,678
  Change in unrealized gains
     (losses) on investments          (850,302)       (55,561)      (717,596)       117,468     (1,454,221)        130,975
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,073,022)       (45,116)      (829,779)        85,467     (1,583,608)        107,908
                                   -------------- -------------- -------------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                   --      1,285,240      1,166,525        194,853        598,393       1,267,188
  Net transfers (including fixed
     account)                          (62,772)       (77,888)     3,728,592        372,838      2,574,157         168,409
  Contract charges                      (7,084)        (4,448)       (24,398)       (12,657)       (40,469)        (19,318)
  Transfers for contract benefits
     and terminations                  (77,414)       (22,002)    (1,090,329)       (25,797)      (175,914)        (54,591)
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (147,270)     1,180,902      3,780,390        529,237      2,956,167       1,361,688
                                   -------------- -------------- -------------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (1,220,292)     1,135,786      2,950,611        614,704      1,372,559       1,469,596
 NET ASSETS:
  Beginning of period                2,403,475      1,267,689      2,702,849      2,088,145      4,529,792       3,060,196
                                   -------------- -------------- -------------- -------------- -------------- ---------------
  End of period                    $ 1,183,183    $ 2,403,475    $ 5,653,460    $ 2,702,849    $ 5,902,351     $ 4,529,792
                                   ============== ============== ============== ============== ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                             MSF                                                MSF
                                                                   T. ROWE PRICE              MSF    MSF NEUBERGER  MET/DIMENSIONAL
                                        MSF METLIFE MODERATE TO        LARGE CAP    LOOMIS SAYLES           BERMAN    INTERNATIONAL
MSF METLIFE MODERATE ALLOCATION           AGGRESSIVE ALLOCATION           GROWTH        SMALL CAP    MID CAP VALUE    SMALL COMPANY
                    SUB-ACCOUNT                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------- ------------------------------- ---------------- ---------------- -------------- ----------------
        2008               2007            2008            2007          2008 (b)         2008 (e)         2008 (e)    2008    (c)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  $ (397,247)        $ (487,840)     $ (644,268)     $ (696,111)        $ (9,589)           $ (62)           $ (28)     $    (105)
      19,479            232,501        (346,085)        106,108          (67,717)              --               --            414
 (14,209,553)           582,917     (23,919,604)        572,440         (340,288)          (3,170)           2,058          7,962
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
 (14,587,321)           327,578     (24,909,957)        (17,563)        (417,594)          (3,232)           2,030          8,271
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
   5,549,758         17,460,937       6,757,533      26,758,613           10,252           22,081           13,802         97,509
   6,248,444          4,567,428       3,920,079      13,288,496        1,027,784            1,308            3,212         22,534
    (291,306)          (105,905)       (456,563)       (151,059)            (305)              --               --             --
  (1,289,862)          (265,457)     (2,177,656)       (763,441)         (54,991)               5             (471)          (175)
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  10,217,034         21,657,003       8,043,393      39,132,609          982,740           23,394           16,543        119,868
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
  (4,370,287)        21,984,581     (16,866,564)     39,115,046          565,146           20,162           18,573        128,139
  40,157,114         18,172,533      61,541,186      22,426,140               --               --               --             --
--------------- ------------------ --------------- --------------- ---------------- ---------------- -------------- ----------------
$ 35,786,827       $ 40,157,114    $ 44,674,622    $ 61,541,186        $ 565,146         $ 20,162         $ 18,573   $    128,139
=============== ================== =============== =============== ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              VAN KAMPEN LIT                                                VAN KAMPEN LIT
                                              CAPITAL GROWTH     VAN KAMPEN LIT ENTERPRISE               GROWTH AND INCOME
                                                 SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
                                   ---------------------------- --------------------------- -------------------------------
                                         2008           2007        2008         2007            2008            2007
                                   ------------- -------------- ------------- ------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (31,663)     $ (116,330)      $ (141)     $ (1,712)        $ 21,774      $ (196,769)
  Net realized gains (losses)         757,973          30,962        1,217         6,611         (512,585)      1,024,830
  Change in unrealized gains
     (losses) on investments       (1,228,958)      1,037,575      (43,899)       11,304      (22,626,597)     (1,228,849)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (502,648)        952,207      (42,823)       16,203      (23,117,408)       (400,788)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners             263,608       3,066,220           --            --       36,041,820      30,148,824
  Net transfers (including fixed
     account)                      (8,223,119)        683,909      (25,915)      (13,167)        (355,994)      1,186,546
  Contract charges                     (1,277)         (2,622)          --            --         (103,937)         (4,619)
  Transfers for contract benefits
     and terminations                (603,672)       (508,334)      (4,640)      (35,966)      (4,014,142)     (2,213,799)
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions  (8,564,460)      3,239,173      (30,555)      (49,133)      31,567,747      29,116,952
                                   ------------- -------------- ------------- ------------- --------------- ---------------
     Net increase (decrease)
       in net assets               (9,067,108)      4,191,380      (73,378)      (32,930)       8,450,339      28,716,164
NET ASSETS:
  Beginning of period               9,156,031       4,964,651      122,997       155,927       49,067,204      20,351,040
                                   ------------- -------------- ------------- ------------- --------------- ---------------
  End of period                      $ 88,923     $ 9,156,031     $ 49,619     $ 122,997     $ 57,517,543    $ 49,067,204
                                   ============= ============== ============= ============= =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                    FEDERATED
     VAN KAMPEN LIT COMSTOCK    FEDERATED EQUITY INCOME  FEDERATED HIGH INCOME BOND  MID CAP GROWTH STRATEGIES
                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------- ----------------------- --------------------------- --------------------------
        2008            2007         2008        2007         2008           2007         2008         2007
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
   $ 409,246       $ (259,426)       $ 566    $ 1,816     $ 8,822       $ 8,584      $ (1,563)     $ (2,361)
   1,480,884          975,563          621     15,960     (15,911)         (533)       29,259         1,990
 (34,943,157)      (4,879,310)      (9,945)   (14,812)    (22,836)       (5,482)      (86,498)       28,811
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (33,053,027)      (4,163,173)      (8,758)     2,964     (29,925)        2,569       (58,802)       28,440
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  22,035,737       48,255,261           --         --          --            --            --            --
     287,438        3,137,892           --         --        (397)           --            --        (3,759)
    (105,022)          (8,782)          --         --          --            --            --            --
  (5,946,190)      (3,231,428)      (3,647)   (68,733)    (44,818)       (8,437)       (8,401)      (74,270)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
  16,271,963       48,152,943       (3,647)   (68,733)    (45,215)       (8,437)       (8,401)      (78,029)
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
 (16,781,064)      43,989,770      (12,405)   (65,769)    (75,140)       (5,868)      (67,203)      (49,589)
  77,264,934       33,275,164       31,173     96,942     126,835       132,703       139,853       189,442
--------------- --------------- ----------- ----------- ------------ -------------- ------------ -------------
$ 60,483,870     $ 77,264,934     $ 18,768   $ 31,173    $ 51,695     $ 126,835      $ 72,650     $ 139,853
=============== =============== =========== =========== ============ ============== ============ =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   NEUBERGER BERMAN GENESIS    ALGER AMERICAN SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK
                                      SUB-ACCOUNT                                 SUB-ACCOUNT                   SUB-ACCOUNT
                                   ----------------------- --------------------------------- ------------------------------
                                      2008         2007            2008              2007           2008            2007
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 355       $ (110)     $ (788,573)     $ (1,062,450)     $ (39,733)      $ (30,954)
  Net realized gains (losses)          (85)       3,031        (234,414)          229,835        (45,515)        558,926
  Change in unrealized gains
     (losses) on investments        (5,060)        (201)    (34,617,982)       12,066,768     (4,164,867)        401,349
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,790)       2,720     (35,640,969)       11,234,153     (4,250,115)        929,321
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               --           --       3,144,413         3,592,591        321,006         392,116
  Net transfers (including fixed
     account)                           --           --      (4,407,593)       (2,859,249)      (757,448)       (491,379)
  Contract charges                      --           --         (11,890)           (8,607)        (2,305)         (1,679)
  Transfers for contract benefits
     and terminations               (1,086)      (1,865)     (4,392,292)       (7,003,107)      (470,194)       (747,825)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions   (1,086)      (1,865)     (5,667,362)       (6,278,372)      (908,941)       (848,767)
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (5,876)         855     (41,308,331)        4,955,781     (5,159,056)         80,554
NET ASSETS:
  Beginning of period               14,022       13,167      79,134,670        74,178,889     10,486,221      10,405,667
                                   ---------- ------------ --------------- ----------------- -------------- ---------------
  End of period                    $ 8,146     $ 14,022    $ 37,826,339      $ 79,134,670    $ 5,327,165    $ 10,486,221
                                   ========== ============ =============== ================= ============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                 AMERICAN FUNDS
T. ROWE PRICE INTERNATIONAL STOCK    T. ROWE PRICE PRIME RESERVE    JANUS ASPEN WORLDWIDE GROWTH    GLOBAL SMALL CAPITALIZATION
                      SUB-ACCOUNT                    SUB-ACCOUNT       SUB-ACCOUNT                                  SUB-ACCOUNT
------------------------------------ ------------------------------ --------------------------- ------------------------------
     2008                    2007           2008            2007       2008             2007            2008            2007
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
  $ 6,423                $ 10,041       $ 29,227        $ 67,794       $ 25            $ (14)     $ (467,351)      $ 450,594
   (5,964)                192,846            (22)             --        215              259       3,936,749       3,464,752
 (606,967)                (42,947)           200              --     (4,434)             573     (29,905,104)        (92,073)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (606,508)                159,940         29,405          67,794     (4,194)             818     (26,435,706)      3,823,273
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
   43,498                  50,756          4,842           6,591         --               --      18,818,576       8,484,152
 (137,333)                (50,069)     1,136,744         598,123         --               --       2,183,669       5,276,068
     (297)                   (224)          (374)           (239)        --               --         (38,107)         (1,087)
  (53,471)               (129,527)      (702,555)       (441,013)      (720)            (740)     (2,136,178)     (2,323,409)
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (147,603)               (129,064)       438,657         163,462       (720)            (740)     18,827,960      11,435,724
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
 (754,111)                 30,876        468,062         231,256     (4,914)              78      (7,607,746)     15,258,997
1,365,106               1,334,230      1,750,411       1,519,155      9,932            9,854      35,036,450      19,777,453
------------ ----------------------- -------------- --------------- ---------- ---------------- --------------- ---------------
$ 610,995             $ 1,365,106    $ 2,218,473     $ 1,750,411    $ 5,018          $ 9,932    $ 27,428,704    $ 35,036,450
============ ======================= ============== =============== ========== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           AMERICAN FUNDS GROWTH   AMERICAN FUNDS GROWTH - INCOME    AMERICAN FUNDS GLOBAL GROWTH
                                                     SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------ -------------------------------- --------------------------------
                                            2008            2007           2008            2007             2008              2007
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (1,337,463)   $ (1,081,107)     $ 656,303        $ 365,154        $ 636,786     $   1,046,183
  Net realized gains (losses)         25,599,744      12,136,447      9,232,482        4,125,017        8,980,545         2,396,791
  Change in unrealized gains
     (losses) on investments        (174,410,801)      2,531,680    (85,104,056)      (3,416,856)     (66,659,058)        3,316,954
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (150,148,520)     13,587,020    (75,215,271)       1,073,315      (57,041,727)        6,759,928
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            130,427,869     124,005,411     61,334,055       78,043,836       53,088,801        62,510,143
  Net transfers (including fixed
     account)                         22,308,695      10,465,902      6,294,058        9,306,823        8,047,145         6,440,655
  Contract charges                      (654,595)       (130,513)      (385,213)         (85,085)        (331,809)          (67,412)
  Transfers for contract benefits
     and terminations                (16,595,294)    (13,668,271)   (11,440,194)      (8,458,885)      (7,159,482)       (5,336,101)
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    135,486,675     120,672,529     55,802,706       78,806,689       53,644,655        63,547,285
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
     Net increase (decrease)
       in net assets                 (14,661,845)    134,259,549    (19,412,565)      79,880,004       (3,397,072)       70,307,213
NET ASSETS:
  Beginning of period                245,762,919     111,503,370    156,224,069       76,344,065      104,847,881        34,540,668
                                   --------------- -------------- --------------- ---------------- ---------------- ---------------
  End of period                    $ 231,101,074   $ 245,762,919  $ 136,811,504    $ 156,224,069    $ 101,450,809   $   104,847,881
                                   =============== ============== =============== ================ ================ ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                    FTVIPT                         FTVIPT                        FTVIPT
        AMERICAN FUNDS BOND       MUTUAL SHARES SECURITIES   TEMPLETON FOREIGN SECURITIES   TEMPLETON GROWTH SECURITIES
                SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------------- -----------------------------
        2008        2007 (d)           2008          2007            2008          2007            2008          2007
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
 $ 1,277,174       $ 218,036     $ 1,217,989    $   (128,578)     $ 287,100       $ 2,587        $ 88,667     $ (89,613)
     (24,196)            799       1,876,128       1,812,038      5,010,780     1,945,321       1,467,301     1,219,928
  (3,510,614)       (187,750)    (36,089,735)     (2,198,007)   (34,118,181)    2,747,346     (20,786,300)   (1,451,628)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  (2,257,636)         31,085     (32,995,618)       (514,547)   (28,820,301)    4,695,254     (19,230,332)     (321,313)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  19,980,627       6,136,418      26,002,516      41,583,406     21,666,432    31,277,528      11,094,817    23,561,019
   3,428,761         493,134        (992,434)      3,725,554      3,288,265       892,948         225,168     1,221,316
     (45,038)             --         (83,371)         (6,385)      (288,990)      (80,942)        (46,450)       (4,615)
    (729,544)        (20,696)     (4,752,679)     (2,926,018)    (3,792,529)   (4,423,865)     (2,209,785)   (1,543,001)
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  22,634,806       6,608,856      20,174,032      42,376,557     20,873,178    27,665,669       9,063,750    23,234,719
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
  20,377,170       6,639,941     (12,821,586)     41,862,010     (7,947,123)   32,360,923     (10,166,582)   22,913,406
   6,639,941              --      71,392,728      29,530,718     56,498,732    24,137,809      38,096,365    15,182,959
--------------- -------------- --------------- ------------- --------------- ------------- --------------- -------------
$ 27,017,111     $ 6,639,941    $ 58,571,142    $ 71,392,728   $ 48,551,609  $ 56,498,732    $ 27,929,783  $ 38,096,365
=============== ============== =============== ============= =============== ============= =============== =============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                         FTVIPT               FTVIPT TEMPLETON               FTVIPT FRANKLIN
                                     FRANKLIN INCOME SECURITIES       GLOBAL INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                                    SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------ -----------------------------
                                           2008            2007            2008        2007 (d)          2008        2007 (d)
                                   --------------- --------------- --------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 3,699,656       $ 911,949       $ 255,021      $ (11,671)      $ (9,839)      $ (7,256)
  Net realized gains (losses)           440,385         500,496         (28,320)           248        197,482         (2,830)
  Change in unrealized gains
     (losses) on investments        (38,217,481)     (1,585,931)        289,110         76,020     (1,934,460)      (107,802)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (34,077,440)       (173,486)        515,811         64,597     (1,746,817)      (117,888)
                                   --------------- --------------- --------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners            35,487,751      54,696,663      14,726,091      3,828,978      4,625,563      2,233,558
  Net transfers (including fixed
     account)                        (1,638,640)      7,988,180         500,732        198,065          9,949         98,702
  Contract charges                     (145,377)        (20,633)        (29,321)            --        (12,034)            --
  Transfers for contract benefits
     and terminations                (5,696,055)     (2,792,326)       (218,307)       (10,769)      (119,562)        (5,885)
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    28,007,679      59,871,884      14,979,195      4,016,274      4,503,916      2,326,375
                                   --------------- --------------- --------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (6,069,761)     59,698,398      15,495,006      4,080,871      2,757,099      2,208,487
NET ASSETS:
  Beginning of period                88,519,218      28,820,820       4,080,871             --      2,208,487             --
                                   --------------- --------------- --------------- -------------- -------------- --------------
  End of period                    $ 82,449,457    $ 88,519,218    $ 19,575,877    $ 4,080,871    $ 4,965,586    $ 2,208,487
                                   =============== =============== =============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                              PIONEER VCT     PIONEER VCT
       UIF EQUITY AND INCOME            UIF U.S. REAL ESTATE        UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------- ------------------------------- ----------------------------- -------------- ---------------
        2008            2007            2008            2007           2008        2007 (d)       2008 (e)        2008 (e)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 $ 1,600,653       $ 538,434       $ 922,883       $ 297,458      $ (32,127)      $ (6,389)         $ 706          $ (396)
   1,431,873       2,896,435      17,075,264       3,779,804      1,834,014         (1,188)          (509)         (1,801)
 (50,294,653)     (3,278,237)    (39,422,041)    (16,191,487)    (5,269,797)       (47,921)           444           3,133
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
 (47,262,127)        156,632     (21,423,894)    (12,114,225)    (3,467,910)       (55,498)           641             936
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  66,377,368      98,691,170      11,412,894      40,976,775      7,780,640      2,680,461         77,337         132,197
 (13,990,587)      6,568,747        (903,678)     (1,236,489)       230,848        212,273          3,931          33,929
    (239,699)        (15,080)        (65,125)         (7,560)       (16,162)            --             --              --
 (12,751,341)     (7,673,247)     (3,774,973)     (2,516,185)      (166,677)        (3,567)            93         (10,496)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  39,395,741      97,571,590       6,669,118      37,216,541      7,828,649      2,889,167         81,361         155,630
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  (7,866,386)     97,728,222     (14,754,776)     25,102,316      4,360,739      2,833,669         82,002         156,566
 166,104,798      68,376,576      52,908,525      27,806,209      2,833,669             --             --              --
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
$158,238,412    $166,104,798    $ 38,153,749    $ 52,908,525    $ 7,194,408    $ 2,833,669       $ 82,002       $ 156,566
=============== =============== =============== =============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                                PIONEER VCT
                                   PIONEER VCT                                    PIONEER VCT                      IBBOTSON
                                      EMERGING      PIONEER VCT    PIONEER VCT         GLOBAL    PIONEER VCT     AGGRESSIVE
                                       MARKETS    EQUITY INCOME           FUND     HIGH YIELD     HIGH YIELD     ALLOCATION
                                   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                   -------------- ---------------- -------------- -------------- -------------- --------------
                                       2008 (e)         2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (124)           $ 116          $ 177          $ 108          $ 250          $ (11)
  Net realized gains (losses)               (7)              --         36,059             --             --             --
  Change in unrealized gains
     (losses) on investments            (1,056)               3        (39,483)          (200)        (1,915)          (113)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (1,187)             119         (3,247)           (92)        (1,665)          (124)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners               42,099           28,440         45,062             --         10,562          5,238
  Net transfers (including fixed
     account)                            4,027            4,509            461          3,431          1,255             --
  Contract charges                          --               --             --             --             --             --
  Transfers for contract benefits
     and terminations                   (1,135)            (623)        (2,603)           (12)            (6)           (47)
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       44,991           32,326         42,920          3,419         11,811          5,191
                                   -------------- ---------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                    43,804           32,445         39,673          3,327         10,146          5,067
NET ASSETS:
  Beginning of period                       --               --             --             --             --             --
                                   -------------- ---------------- -------------- -------------- -------------- --------------
  End of period                       $ 43,804         $ 32,445       $ 39,673        $ 3,327       $ 10,146        $ 5,067
                                   ============== ================ ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

PIONEER VCT    PIONEER VCT                                                     PIONEER VCT
   IBBOTSON       IBBOTSON      PIONEER VCT                                      OAK RIDGE    PIONEER VCT    PIONEER VCT
     GROWTH       MODERATE    INTERNATIONAL                     PIONEER VCT      LARGE CAP    REAL ESTATE      SMALL CAP
 ALLOCATION     ALLOCATION            VALUE                   MID CAP VALUE         GROWTH         SHARES          VALUE
SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
-------------- -------------- ---------------- ------------------------------- -------------- -------------- --------------
    2008 (e)       2008 (e)         2008 (e)           2008            2007        2008 (e)       2008 (e)       2008 (e)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
   $ (4,020)      $ (3,501)            $ (6)     $ (171,541)     $ (188,314)         $ (14)         $ 439          $ (26)
       (544)          (966)              --       1,709,181       1,586,469             --             (7)            --
     65,380       (168,655)              30     (12,832,992)     (1,953,012)           909         (3,723)        (1,807)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
     60,816       (173,122)              24     (11,295,352)       (554,857)           895         (3,291)        (1,833)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,354,004      1,235,817            2,619      10,293,285      17,737,711         13,264         33,721         11,947
    160,785         70,006              770         130,601       2,118,162          1,078          3,431            705
         --             --               --         (47,134)         (3,033)            --             --             --
     11,630         (5,540)             (38)     (1,918,388)       (788,256)          (782)          (728)          (471)
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,526,419      1,300,283            3,351       8,458,364      19,064,584         13,560         36,424         12,181
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
  3,587,235      1,127,161            3,375      (2,836,988)     18,509,727         14,455         33,133         10,348
         --             --               --      26,728,784       8,219,057             --             --             --
-------------- -------------- ---------------- --------------- --------------- -------------- -------------- --------------
$ 3,587,235    $ 1,127,161          $ 3,375    $ 23,891,796    $ 26,728,784       $ 14,455       $ 33,133       $ 10,348
============== ============== ================ =============== =============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        PIONEER VCT
                                   STRATEGIC INCOME         LMPVET SMALL CAP GROWTH              LMPVET INVESTORS
                                        SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------- ------------------------------- -----------------------------
                                            2008 (e)           2008            2007           2008           2007
                                   ------------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)                $ 325      $ (193,406)     $ (120,139)     $ (22,462)     $ (11,812)
  Net realized gains (losses)                   (61)        308,553         718,029       (159,162)       216,616
  Change in unrealized gains
     (losses) on investments                    676      (6,234,277)       (170,870)    (1,122,112)      (220,243)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                          940      (6,119,130)        427,020     (1,303,736)       (15,439)
                                   ------------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners                    48,435       6,282,876       5,972,017        426,003      1,316,991
  Net transfers (including fixed
     account)                                 5,847         230,633         657,704     (1,625,864)     1,683,578
  Contract charges                               --         (42,556)         (9,424)        (8,079)        (8,601)
  Transfers for contract benefits
     and terminations                           388        (678,502)       (425,523)      (175,426)      (404,812)
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions            54,670       5,792,451       6,194,774     (1,383,366)     2,587,156
                                   ------------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                         55,610        (326,679)      6,621,794     (2,687,102)     2,571,717
NET ASSETS:
  Beginning of period                            --      10,904,358       4,282,564      4,699,165      2,127,448
                                   ------------------- --------------- --------------- -------------- --------------
  End of period                            $ 55,610    $ 10,577,679    $ 10,904,358    $ 2,012,063    $ 4,699,165
                                   =================== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         LMPVET EQUITY INDEX        LMPVET FUNDAMENTAL VALUE             LMPVET APPRECIATION         LMPVET AGGRESSIVE GROWTH
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- --------------------------------
        2008            2007            2008            2007            2008            2007            2008             2007
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  $ (477,077)     $ (438,400)      $ 216,892       $ (56,951)      $ (93,176)     $ (170,291)   $ (1,791,540)    $ (1,764,476)
     (37,403)      3,406,118      (1,448,547)      4,041,837       2,338,316       6,764,065        (890,539)         778,104
 (24,324,125)     (2,264,449)    (33,402,986)     (5,252,831)    (31,109,184)     (2,893,138)    (53,980,569)        (263,742)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (24,838,605)        703,269     (34,634,641)     (1,267,945)    (28,864,044)      3,700,636     (56,662,648)      (1,250,114)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
   1,398,164      28,958,701      18,092,203      43,728,640      25,300,175      38,382,840      25,083,289       56,918,833
     (52,626)        124,568      (2,079,921)      2,751,442      (3,022,849)      7,759,071         218,797        5,338,346
     (22,693)        (10,688)        (89,125)        (16,660)       (110,293)        (24,224)       (174,804)         (61,018)
  (5,272,175)     (4,690,330)     (6,425,407)     (4,151,502)     (6,678,226)     (4,532,695)     (9,719,755)      (6,928,890)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
  (3,949,330)     24,382,251       9,497,750      42,311,920      15,488,807      41,584,992      15,407,527       55,267,271
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
 (28,787,935)     25,085,520     (25,136,891)     41,043,975     (13,375,237)     45,285,628     (41,255,121)      54,017,157
  66,117,281      41,031,761      84,463,307      43,419,332      83,497,462      38,211,834     127,959,661       73,942,504
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ----------------
$ 37,329,346    $ 66,117,281    $ 59,326,416    $ 84,463,307    $ 70,122,225    $ 83,497,462    $ 86,704,540    $ 127,959,661
=============== =============== =============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS       LMPVET CAPITAL AND INCOME
                                                  SUB-ACCOUNT                SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ----------------------- -------------------------------
                                          2008           2007         2008       2007            2008            2007
                                   -------------- -------------- ------------ ---------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (121,801)    $ (145,514)       $ 2,816      $ 798      $ (246,270)      $ 158,572
  Net realized gains (losses)         (160,593)       135,272        (46,175)    97,920      (2,081,258)      9,551,295
  Change in unrealized gains
     (losses) on investments        (3,323,792)       250,277       (179,725)   (63,896)    (20,848,047)     (9,641,183)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (3,606,186)       240,035       (223,084)    34,822     (23,175,575)         68,684
                                   -------------- -------------- ------------ ---------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              404,748      4,327,458         25,515    212,162      12,322,899       7,614,688
  Net transfers (including fixed
     account)                         (244,960)       610,270        248,226     51,439      (1,556,121)     52,225,304
  Contract charges                     (26,623)       (17,705)          (239)       (65)        (20,663)        (10,082)
  Transfers for contract benefits
     and terminations                 (944,251)    (1,184,051)       (48,482)   (13,902)     (4,206,113)     (2,193,424)
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (811,086)     3,735,972        225,020    249,634       6,540,002      57,636,486
                                   -------------- -------------- ------------ ---------- --------------- ---------------
     Net increase (decrease)
       in net assets                (4,417,272)     3,976,007          1,936    284,456     (16,635,573)     57,705,170
NET ASSETS:
  Beginning of period                9,921,012      5,945,005        565,965    281,509      59,957,587       2,252,417
                                   -------------- -------------- ------------ ---------- --------------- ---------------
  End of period                    $ 5,503,740    $ 9,921,012      $ 567,901  $ 565,965    $ 43,322,014    $ 59,957,587
                                   ============== ============== ============ ========== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                               LMPVET
            LMPVET CAPITAL          LMPVET GLOBAL EQUITY      LMPVET DIVIDEND STRATEGY       LIFESTYLE ALLOCATION 50%
               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ----------------------------- ----------------------------- ---------------------------
       2008           2007           2008           2007           2008           2007           2008         2007
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 $ (123,893)     $ (93,519)     $ (92,836)     $ (77,834)       $ 78,630       $ 68,634      $ 160,063     $ 231,911
  1,001,895        556,043         (8,407)       470,179        (240,972)        31,060        (98,473)      133,323
 (4,421,596)      (598,669)    (2,901,842)      (171,007)     (2,364,206)        47,810     (2,836,929)     (374,438)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (3,543,594)      (136,145)    (3,003,085)       221,338      (2,526,548)       147,504     (2,775,339)       (9,204)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
     42,916      5,276,317         43,001      1,518,943       1,197,960      4,756,217        906,766     6,331,338
   (444,451)       140,677       (894,326)     1,056,116        (711,418)       612,655       (444,967)      587,867
    (34,395)       (16,135)       (19,802)       (16,770)        (15,120)        (5,197)        (2,110)         (432)
   (664,052)    (1,011,067)      (584,888)      (263,668)       (665,652)      (299,906)      (622,254)     (295,310)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (1,099,982)     4,389,792     (1,456,015)     2,294,621        (194,230)     5,063,769       (162,565)    6,623,463
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
 (4,643,576)     4,253,647     (4,459,100)     2,515,959      (2,720,778)     5,211,273     (2,937,904)    6,614,259
  8,963,789      4,710,142      7,705,323      5,189,364       8,243,529      3,032,256      9,409,255     2,794,996
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ------------
$ 4,320,213    $ 8,963,789    $ 3,246,223    $ 7,705,323     $ 5,522,751    $ 8,243,529    $ 6,471,351   $ 9,409,255
============== ============== ============== ============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   LMPVET LIFESTYLE ALLOCATION 70%    LMPVET LIFESTYLE ALLOCATION 85% LMPVIT ADJUSTABLE RATE INCOME
                                                       SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ---------------------------------- -----------------------------
                                          2008             2007            2008               2007           2008            2007
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 31,313         $ 65,129       $ 273,760          $ 196,021       $ 69,546      $    105,856
  Net realized gains (losses)         (150,226)          49,152         (58,061)           104,353       (164,548)           (3,665)
  Change in unrealized gains
     (losses) on investments        (1,315,549)        (194,902)    (12,155,524)          (650,821)      (521,720)         (117,934)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (1,434,462)         (80,621)    (11,939,825)          (350,447)      (616,722)          (15,743)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
CONTRACT TRANSACTIONS:
  Payments received
     from contract owners              794,881        2,776,682      19,759,139         15,233,223         98,248         1,024,273
  Net transfers (including fixed
     account)                         (101,697)         711,199       2,090,926          1,501,702       (636,990)          188,818
  Contract charges                      (1,006)            (274)        (87,142)              (253)        (1,039)           (1,053)
  Transfers for contract benefits
     and terminations                 (207,619)         (74,936)       (528,892)          (123,496)      (234,158)         (237,909)
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      484,559        3,412,671      21,234,031         16,611,176       (773,939)          974,129
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets                  (949,903)       3,332,050       9,294,206         16,260,729     (1,390,661)          958,386
NET ASSETS:
  Beginning of period                3,668,950          336,900      16,581,727            320,998      3,178,900         2,220,514
                                   -------------- ---------------- --------------- ------------------ ------------- ---------------
  End of period                    $ 2,719,047      $ 3,668,950    $ 25,875,933       $ 16,581,727    $ 1,788,239    $    3,178,900
                                   ============== ================ =============== ================== ============= ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVIT GLOBAL HIGH YIELD BOND             LMPVIT MONEY MARKET
                  SUB-ACCOUNT                     SUB-ACCOUNT
-------------------------------- -------------------------------
        2008             2007            2008            2007
--------------- ---------------- --------------- ---------------
 $ 3,663,471      $ 2,498,979       $ 629,570     $ 1,033,839
  (1,351,968)         192,209              --              --
 (16,334,758)      (3,622,401)             --              --
--------------- ---------------- --------------- ---------------
 (14,023,255)        (931,213)        629,570       1,033,839
--------------- ---------------- --------------- ---------------
   8,016,867       24,720,376      74,917,911      56,919,433
  (2,081,044)       1,958,236      10,849,243     (24,059,265)
     (56,224)         (13,699)       (100,427)        (27,274)
  (3,221,805)      (1,989,860)    (15,740,214)     (9,895,971)
--------------- ---------------- --------------- ---------------
   2,657,794       24,675,053      69,926,513      22,936,923
--------------- ---------------- --------------- ---------------
 (11,365,461)      23,743,840      70,556,083      23,970,762
  40,738,484       16,994,644      44,647,513      20,676,751
--------------- ---------------- --------------- ---------------
$ 29,373,023     $ 40,738,484    $115,203,596    $ 44,647,513
=============== ================ =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS")
Oppenheimer Variable Account Funds ("Oppenheimer")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")*
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
Alger Variable Insurance Funds ("Alger")

T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
The Universal Institutional Funds, Inc. ("UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Van Kampen Mid Cap Growth Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation
Sub-Account**
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST PIMCO Total Return Sub-Account**
MIST RCM Technology Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account**

MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST Dreman Small Cap Value Sub-Account**
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST BlackRock Large Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Sub-Account (a)
MIST American Funds Growth Allocation
Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation
Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy
Sub-Account (a)
MIST SSgA Growth ETF Sub-Account (a)
MIST SSgA Growth and Income ETF Sub-Account (a)
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account**
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Sub-Account
Oppenheimer Core Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account**
Fidelity VIP Overseas Sub-Account**
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account**
Fidelity VIP Money Market Sub-Account**
Fidelity VIP Mid Cap Sub-Account
DWS International Sub-Account**
MSF FI Mid Cap Opportunities Sub-Account**
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account**
MSF Julius Baer International Stock Sub-Account**
MSF MetLife Stock Index Sub-Account**
MSF BlackRock Legacy Large Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account**

MSF BlackRock Large Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index
Sub-Account
MSF MFS Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account**
MSF MetLife Mid Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account**
MSF Harris Oakmark Focused Value Sub-Account**
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account**
MSF Western Asset Management U.S. Government
Sub-Account**
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account (a)
MSF Loomis Sayles Small Cap Sub-Account (a)
MSF Neuberger Berman Mid Cap Value Sub-Account (a)
MSF Met/Dimensional International Small Company
Sub-Account (a)
Van Kampen LIT Capital Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kampen LIT Growth and Income Sub-Account**
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid Cap Growth Strategies Sub-Account
Neuberger Berman Genesis Sub-Account
Alger American SmallCap Growth Sub-Account
T. Rowe Price Growth Stock Sub-Account
T. Rowe Price International Stock Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account**
American Funds Growth Sub-Account**
American Funds Growth - Income Sub-Account**
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

FTVIPT Franklin Income Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Real Estate Sub-Account
UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Bond Sub-Account** (a)
Pioneer VCT Cullen Value Sub-Account (a)
Pioneer VCT Emerging Markets Sub-Account (a)
Pioneer VCT Equity Income Sub-Account (a)
Pioneer VCT Fund Sub-Account (a)
Pioneer VCT Global High Yield Sub-Account (a)
Pioneer VCT High Yield Sub-Account (a)
Pioneer VCT Ibbotson Aggressive Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Growth Allocation
Sub-Account (a)
Pioneer VCT Ibbotson Moderate Allocation
Sub-Account (a)
Pioneer VCT International Value Sub-Account (a)
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth
Sub-Account (a)

Pioneer VCT Real Estate Shares Sub-Account (a)
Pioneer VCT Small Cap Value Sub-Account (a)
Pioneer VCT Strategic Income Sub-Account (a)
Pioneer VCT Independence Sub-Account*
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account**
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account**
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account**
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

* This Sub-Account had no net assets as of December 31, 2008.

** This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

Van Kampen LIT Strategic Growth Sub-Account
AllianceBernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

Name changes:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Harris Oakmark Large Cap Value Portfolio
Van Kampen LIT Strategic Growth Portfolio
Alger American Small Capitalization Portfolio

NEW NAME

Clarion Global Real Estate Portfolio
Julius Baer International Stock Portfolio
MFS Value Portfolio
Van Kampen LIT Capital Growth Portfolio
Alger American SmallCap Growth Portfolio

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

Portfolio Reorganization:

OLD NAME
MIST MFS Value Portfolio

NEW NAME
MSF MFS Value Portfolio

SUBSTITUTIONS:

OLD NAME

Van Kampen LIT Strategic Growth Portfolio
AllianceBernstein Large Cap Growth Portfolio
Templeton Developing Markets Securities Fund

NEW NAME
Jennison Growth Portfolio
T. Rowe Price Large Cap Growth Portfolio
MFS Emerging Markets Equity Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATIONS
The Sub-Accounts' investment in shares of the portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Acccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1  Unadjusted quoted prices in active markets for identical assets.
Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets.


Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied the provisions of the statement prospectively to assets measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No.
48. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS --AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

DISTRIBUTION EXPENSE -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk              0.74% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.10% - 0.35%
                                        ---------------
Distribution Expense                            0.10%
                                        ---------------
Guaranteed Minimum Accumulation Benefit         1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. An administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from .35% to 1.50% of the account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ------------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        ----------- ------------- ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           27,323,354   692,133,106    83,717,355    107,248,641
MIST Lord Abbett Bond Debenture Sub-Account              18,439,651   224,746,090    19,501,662     67,974,297
MIST Van Kampen Mid Cap Growth Sub-Account                4,888,308    46,379,887    25,760,095      1,238,451
MIST Lord Abbett Mid Cap Value Sub-Account                2,327,198    36,431,677    21,445,939      1,890,571
MIST Lazard Mid Cap Sub-Account                          10,189,009   130,898,801    17,042,355     15,529,648
MIST Met/AIM Small Cap Growth Sub-Account                12,204,890   150,835,025    23,908,134     25,990,330
MIST Harris Oakmark International Sub-Account            22,335,527   327,997,652    67,587,998     65,670,795
MIST Third Avenue Small Cap Value Sub-Account            19,013,916   271,101,038    38,937,388     56,351,045
MIST Oppenheimer Capital Appreciation Sub-Account        40,898,919   321,114,343    86,318,953     58,405,661
MIST Legg Mason Partners Aggressive Growth Sub-Account   12,626,943    90,835,589     5,855,713     14,991,074
MIST PIMCO Total Return Sub-Account                      47,213,648   544,593,013   155,771,250     55,048,681
MIST RCM Technology Sub-Account                          15,968,784    71,189,715    36,527,082     20,759,000
MIST PIMCO Inflation Protected Bond Sub-Account          26,009,393   278,940,148   102,914,620     67,781,959
MIST T. Rowe Price Mid Cap Growth Sub-Account            26,795,382   198,432,302    41,981,500     32,058,938
MIST MFS Research International Sub-Account              27,839,697   329,591,675    72,468,381     28,341,402
MIST Clarion Global Real Estate Sub-Account               8,679,202   121,844,303    34,095,280     18,419,408
MIST Turner Mid Cap Growth Sub-Account                    4,871,105    59,105,167    19,823,968     16,240,066
MIST Goldman Sachs Mid Cap Value Sub-Account              8,649,472   112,201,592    12,440,699     30,512,646
MIST MetLife Defensive Strategy Sub-Account             102,626,529 1,080,515,265   660,531,011    148,339,911
MIST MetLife Moderate Strategy Sub-Account              166,031,609 1,769,740,131   403,746,934     84,883,439
MIST MetLife Balanced Strategy Sub-Account              465,445,683 4,989,952,336   763,643,172    329,849,889
MIST MetLife Growth Strategy Sub-Account                556,766,897 6,355,710,947 1,011,691,877    368,495,122
MIST MetLife Aggressive Strategy Sub-Account             47,904,101   524,598,467    93,844,526    103,301,255
MIST Van Kampen Comstock Sub-Account                      5,952,048    63,457,193    15,214,343     10,414,518
MIST Legg Mason Value Equity Sub-Account                  9,722,079    86,477,973    36,449,375      6,633,311
MIST MFS Emerging Markets Equity Sub-Account             10,582,078   100,889,180    67,118,876     18,901,255
MIST Loomis Sayles Global Markets Sub-Account             6,263,925    72,369,950    39,203,430     14,464,039
MIST Met/AIM Capital Appreciation Sub-Account               360,309     3,867,913     2,172,653        495,547
MIST Janus Forty Sub-Account                                254,117    18,192,528    12,515,942      1,713,245
MIST Dreman Small Cap Value Sub-Account                   1,251,234    16,510,338     6,030,067      1,064,789
MIST Pioneer Fund Sub-Account                             1,623,745    19,843,361    17,064,012      4,461,779
MIST Pioneer Strategic Income Sub-Account                15,436,827   146,979,130    70,800,376     16,512,236
MIST BlackRock Large Cap Core Sub-Account                   543,747     5,539,478     1,877,945        633,581
MIST BlackRock High Yield Sub-Account                     2,361,608    17,637,485    22,560,508     10,799,353
MIST Rainier Large Cap Equity Sub-Account                 4,106,746    35,807,406    36,346,695      6,124,519
MIST American Funds Balanced Allocation Sub-Account (a)  48,807,226   412,768,025   425,392,162     11,436,639
MIST American Funds Bond Sub-Account (a)                  3,283,420    31,253,317    32,046,076        749,999
MIST American Funds Growth Sub-Account (a)                9,850,652    74,645,792    74,810,363        132,647
MIST American Funds Growth Allocation Sub-Account (a)    77,398,552   645,630,913   645,706,607         51,542
MIST American Funds International Sub-Account (a)         8,022,946    62,783,016    63,825,718        748,518
MIST American Funds Moderate Allocation Sub-Account (a)  29,922,565   263,626,582   273,360,079      8,376,725
MIST Met/Franklin Mutual Shares Sub-Account (a)           2,015,376    16,233,709    16,815,964        478,015
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                        27,740,084   238,297,654   239,108,409        764,130
MIST SSgA Growth ETF Sub-Account (b)                        191,259     1,421,486     1,421,486             --
MIST SSgA Growth and Income ETF Sub-Account (b)             313,414     2,493,308     2,533,850         42,945
AIM V.I. Core Equity Sub-Account                             19,845       499,583        48,458        310,025
AIM V.I. Capital Appreciation Sub-Account                     9,513       241,972        43,210        162,716
AIM V.I. International Growth Sub-Account                 1,453,900    38,790,668    31,429,861      3,116,163
AIM V.I. Basic Balanced Sub-Account                          42,441       465,382        68,972        220,029
AIM V.I. Global Real Estate Sub-Account                     259,405     4,427,488     2,766,649        162,998
MFS Research Sub-Account                                      7,327       119,592           859         48,010
MFS Investors Trust Sub-Account                               3,309        60,224        11,316         57,249
MFS New Discovery Sub-Account                                 5,432        81,784        14,535         23,253
Oppenheimer Main Street Sub-Account                           7,448       153,041        14,416         66,348
Oppenheimer Core Bond Sub-Account                            14,888       161,737         8,402         90,963

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                       FOR THE YEAR ENDED
                                                     AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                     ----------------------- ----------------------------
                                                                                   COST OF       PROCEEDS
                                                         SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                     ---------- ------------ ------------- --------------
Oppenheimer Strategic Bond Sub-Account                    2,959       14,271         1,544         31,213
Oppenheimer Main Street Small Cap Sub-Account         1,837,936   26,952,615    21,173,487      1,926,794
Oppenheimer Money Sub-Account                           149,601      149,601         4,869         23,449
Fidelity VIP Asset Manager Sub-Account                8,588,358  132,202,478    16,833,975     17,604,189
Fidelity VIP Growth Sub-Account                       4,734,957  178,187,772     2,666,277     23,829,760
Fidelity VIP Contrafund Sub-Account                  14,478,742  346,260,528    52,079,169     33,045,582
Fidelity VIP Overseas Sub-Account                       444,820    8,447,551     1,540,378      1,606,894
Fidelity VIP Equity-Income Sub-Account                  464,323   10,846,360       434,089      2,657,053
Fidelity VIP Index 500 Sub-Account                      646,885   82,868,654     3,013,726     17,605,456
Fidelity VIP Money Market Sub-Account                41,701,885   41,701,885     9,527,206      6,008,055
Fidelity VIP Mid Cap Sub-Account                      2,565,369   71,453,866    38,826,355      3,764,145
DWS International Sub-Account                         2,777,406   30,778,780     6,714,680      4,194,186
MSF FI Mid Cap Opportunities Sub-Account                299,273    5,302,552     1,062,821      1,174,777
MSF FI Large Cap Sub-Account                            356,309    4,857,056     1,181,048        798,168
MSF FI Value Leaders Sub-Account                         30,329    5,588,995     1,803,835        641,141
MSF Russell 2000 Index Sub-Account                      595,964    8,083,908     4,718,332      4,137,879
MSF Julius Baer International Stock Sub-Account         459,732    6,576,269     1,759,091        958,258
MSF MetLife Stock Index Sub-Account                   7,604,201  224,789,259    31,583,394     51,361,885
MSF BlackRock Legacy Large Cap Growth Sub-Account        61,018    1,418,228       747,254        275,749
MSF BlackRock Strategic Value Sub-Account               870,019   14,141,275     1,997,103      1,843,384
MSF BlackRock Bond Income Sub-Account                   320,806   34,406,402    13,621,327      7,934,469
MSF BlackRock Large Cap Value Sub-Account               284,631    3,650,383       892,890        789,667
MSF Lehman Brothers Aggregate Bond Index Sub-Account    711,354    7,657,130     3,973,025      2,361,097
MSF MFS Value Sub-Account                             2,395,693   32,514,949    17,677,682      8,131,066
MSF Morgan Stanley EAFE Index Sub-Account             1,194,292   16,901,288     3,765,441      2,099,561
MSF MFS Total Return Sub-Account                        318,607   46,929,892     8,964,944      9,204,634
MSF MetLife Mid Cap Stock Index Sub-Account           1,233,193   16,871,631     4,754,870      1,879,845
MSF Davis Venture Value Sub-Account                  15,727,851  419,080,497    35,738,961     64,049,437
MSF Harris Oakmark Focused Value Sub-Account          1,417,984  312,574,704    33,718,907     43,257,281
MSF Jennison Growth Sub-Account                      14,485,418  154,604,972    36,167,234     24,164,082
MSF BlackRock Money Market Sub-Account                5,953,049  595,304,824   476,086,261    122,383,140
MSF T. Rowe Price Small Cap Growth Sub-Account          366,306    4,506,652     3,833,432        415,419
MSF Western Asset Management U.S. Government
  Sub-Account                                         7,185,973   86,888,055    64,266,606     20,678,220
MSF Oppenheimer Global Equity Sub-Account               801,266   12,651,880     4,404,053      1,134,306
MSF MetLife Aggressive Allocation Sub-Account           162,578    2,007,310       258,875        371,454
MSF MetLife Conservative Allocation Sub-Account         604,030    6,167,956     5,415,763      1,640,579
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                           666,964    7,035,624     4,112,683      1,135,364
MSF MetLife Moderate Allocation Sub-Account           4,275,620   48,324,389    13,360,378      3,017,942
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                         5,676,604   66,628,193    14,385,218      6,016,313
MSF T. Rowe Price Large Cap Growth Sub-Account           62,730      905,485     1,148,953        175,751
MSF Loomis Sayles Small Cap Sub-Account (c)                 153       23,398        23,399              1
MSF Neuberger Berman Mid Cap Value Sub-Account (c)        1,710       16,546        16,547              1
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                        12,623      120,286       128,677          8,805
Van Kampen LIT Capital Growth Sub-Account                 5,201      162,115       982,173      9,578,668
Van Kampen LIT Enterprise Sub-Account                     5,030       75,961        29,308         59,971
Van Kampen LIT Growth and Income Sub-Account          4,195,300   79,674,153    40,747,599      7,501,810
Van Kampen LIT Comstock Sub-Account                   7,358,177   97,733,861    24,990,216      4,556,364
Federated Equity Income Sub-Account                       1,724       22,359           911          4,023
Federated High Income Bond Sub-Account                   10,286       78,110        10,280         46,661
Federated Mid Cap Growth Strategies Sub-Account           5,706      148,024        31,625          9,918
Neuberger Berman Genesis Sub-Account                        263        8,959           475          1,212
Alger American SmallCap Growth Sub-Account            2,151,669   62,618,473     1,454,249      7,097,473

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                                SHARES    COST ($) PURCHASES ($) FROM SALES ($)
                                                           ----------- ----------- ------------- --------------
T. Rowe Price Growth Stock Sub-Account                         276,880   7,730,334       363,233      1,292,682
T. Rowe Price International Stock Sub-Account                   72,311   1,017,099        55,745        194,090
T. Rowe Price Prime Reserve Sub-Account                      2,218,473   2,218,341     1,402,562        934,609
Janus Aspen Worldwide Growth Sub-Account                           261       6,141            98            781
American Funds Global Small Capitalization Sub-Account       2,486,776  53,534,315    27,204,988      3,911,621
American Funds Growth Sub-Account                            6,946,246 391,341,978   172,790,656      9,445,211
American Funds Growth--Income Sub-Account                    5,674,499 218,520,517    71,936,706      5,092,163
American Funds Global Growth Sub-Account                     7,309,179 161,743,096    66,686,558      2,568,170
American Funds Bond Sub-Account                              2,883,401  30,715,829    24,703,656        754,218
FTVIPT Mutual Shares Securities Sub-Account                  4,972,107  95,003,544    29,381,130      4,747,187
FTVIPT Templeton Foreign Securities Sub-Account              4,512,281  77,568,117    28,334,695      1,890,386
FTVIPT Templeton Growth Securities Sub-Account               3,406,105  49,058,066    14,554,437      2,957,291
FTVIPT Franklin Income Securities Sub-Account                7,270,705 120,675,223    39,397,409      5,547,265
FTVIPT Templeton Global Income Securities Sub-Account        1,144,804  19,210,978    16,220,073        986,022
FTVIPT Franklin Small Cap Value Securities Sub-Account         470,709   7,008,240     5,185,371        415,252
UIF Equity and Income Sub-Account                           14,692,532 208,286,414    63,990,573     17,350,542
UIF U.S. Real Estate Sub-Account                             4,647,259  91,013,993    30,135,308      3,816,189
UIF U.S. Mid Cap Value Sub-Account                             941,725  12,512,495    10,168,754        399,974
Pioneer VCT Bond Sub-Account (c)                                 8,018      81,664       105,766         23,593
Pioneer VCT Cullen Value Sub-Account (c)                        17,356     153,596       363,621        208,224
Pioneer VCT Emerging Markets Sub-Account (c)                     2,809      44,935        44,997             55
Pioneer VCT Equity Income Sub-Account (c)                        2,129      32,487        32,540             53
Pioneer VCT Fund Sub-Account (c)                                 2,494      79,211        79,312         36,161
Pioneer VCT Global High Yield Sub-Account (c)                      595       3,533         3,533             --
Pioneer VCT High Yield Sub-Account (c)                           1,577      12,087        12,087             --
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account (c)         754       5,193         5,193             --
Pioneer VCT Ibbotson Growth Allocation Sub-Account (c)         486,801   3,522,341     3,532,199          9,314
Pioneer VCT Ibbotson Moderate Allocation Sub-Account (c)       148,926   1,296,023     1,302,004          5,015
Pioneer VCT International Value Sub-Account (c)                    347       3,353         3,353              1
Pioneer VCT Mid Cap Value Sub-Account                        2,049,065  38,799,974    12,079,944      1,634,739
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account (c)           1,891      13,561        13,561             --
Pioneer VCT Real Estate Shares Sub-Account (c)                   3,196      36,897        36,962             57
Pioneer VCT Small Cap Value Sub-Accont (c)                       1,535      12,183        12,183             --
Pioneer VCT Strategic Income Sub-Account (c)                     6,242      55,002        55,581            518
LMPVET Small Cap Growth Sub-Account                          1,222,944  16,943,265     6,541,120        543,995
LMPVET Investors Sub-Account                                   198,091   3,251,826       570,167      1,893,501
LMPVET Equity Index Sub-Account                              1,880,575  61,799,895     3,671,906      6,853,752
LMPVET Fundamental Value Sub-Account                         4,420,788  96,645,203    14,547,596      4,774,933
LMPVET Appreciation Sub-Account                              3,975,076 102,601,680    22,802,829      4,137,341
LMPVET Aggressive Growth Sub-Account                         8,920,282 137,340,856    18,614,094      4,998,136
LMPVET Large Cap Growth Sub-Account                            530,774   8,153,520       599,118      1,531,979
LMPVET Social Awareness Sub-Account                             31,228     796,607       389,644        161,778
LMPVET Capital and Income Sub-Account                        5,555,734  73,739,176    15,711,562      8,254,890
LMPVET Capital Sub-Account                                     594,321   9,211,860     1,830,794      1,413,371
LMPVET Global Equity Sub-Account                               353,276   6,003,745     1,038,261      1,762,299
LMPVET Dividend Strategy Sub-Account                           768,160   7,706,511     1,760,572      1,876,257
LMPVET Lifestyle Allocation 50% Sub-Account                    781,580   9,629,371     2,236,894      1,928,484
LMPVET Lifestyle Allocation 70% Sub-Account                    366,960   4,218,435     1,028,256        508,701
LMPVET Lifestyle Allocation 85% Sub-Account                  3,155,644  38,667,634    22,504,615        826,018
LMPVIT Adjustable Rate Income Sub-Account                      254,055   2,494,588       289,858        994,144
LMPVIT Global High Yield Bond Sub-Account                    5,542,215  49,577,025    11,232,631      4,911,291
LMPVIT Money Market Sub-Account                            115,203,985 115,203,985   109,559,550     39,003,532

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

(c) For the period July 14, 2008 to December 31, 2008.

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
METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                          MIST LORD ABBETT            MIST LORD ABBETT           MIST VAN KAMPEN
                                         GROWTH AND INCOME              BOND DEBENTURE            MID CAP GROWTH
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007         2008         2007
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units beginning of year           18,116,672    20,191,907    15,162,946    16,856,041    1,845,571      612,842
Units issued and transferred
  from other funding options       1,373,138     1,683,824     1,475,904     2,435,310    2,890,857    1,574,624
Units redeemed and transferred to
  other funding options           (3,771,797)   (3,759,059)   (4,969,819)   (4,128,405)    (705,321)    (341,895)
                                  ------------- ------------- ------------- ------------- ------------ ------------
Units end of year                 15,718,013    18,116,672    11,669,031    15,162,946    4,031,107    1,845,571
                                  ============= ============= ============= ============= ============ ============

                                       MIST HARRIS OAKMARK           MIST THIRD AVENUE            MIST OPPENHEIMER
                                             INTERNATIONAL             SMALL CAP VALUE        CAPITAL APPRECIATION
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2008          2007          2008          2007          2008          2007
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           20,013,713    20,892,628    18,432,805    20,363,980    34,634,000    39,279,261
Units issued and transferred
  from other funding options       2,980,592     5,594,038     3,352,590     3,684,421     3,083,379     4,561,846
Units redeemed and transferred to
  other funding options           (6,056,042)   (6,472,953)   (5,348,071)   (5,615,596)   (8,545,379)   (9,207,107)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 16,938,263    20,013,713    16,437,324    18,432,805    29,172,000    34,634,000
                                  ============= ============= ============= ============= ============= =============

                                       MIST PIMCO INFLATION          MIST T. ROWE PRICE           MIST MFS RESEARCH
                                             PROTECTED BOND              MID CAP GROWTH               INTERNATIONAL
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------------- --------------------------- ---------------------------
                                         2008          2007          2008          2007          2008          2007
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            21,340,808    22,804,934    25,165,985    26,478,451    19,606,367    18,205,030
Units issued and transferred
  from other funding options       13,668,026     4,910,828     5,900,839     7,035,129     6,264,406     6,500,324
Units redeemed and transferred to
  other funding options           (11,765,008)   (6,374,954)   (6,677,686)   (8,347,595)   (5,407,389)   (5,098,987)
                                  -------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  23,243,826    21,340,808    24,389,138    25,165,985    20,463,384    19,606,367
                                  ============== ============= ============= ============= ============= =============

                                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                                         DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------- ------------------------- -------------------------
                                        2008           2007        2008          2007        2008          2007
                                  ---------- -------------- ----------- ------------- ----------- -------------
Units beginning of year           51,959,475     35,961,422 132,930,004   106,444,385 407,763,369   324,915,762
Units issued and transferred
  from other funding options      81,757,732     41,020,218  58,616,625    51,227,514  81,261,505   133,626,233
Units redeemed and transferred to
  other funding options           (35,356,143) (25,022,165) (34,398,720) (24,741,895) (82,956,608) (50,778,626)
                                  ------------------------- ------------------------- -------------------------
Units end of year                 98,361,064     51,959,475 157,147,909   132,930,004 406,068,266   407,763,369
                                  ========== ============== =========== ============= =========== =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MIST LORD ABBETT                                            MIST MET/AIM
        MID CAP VALUE         MIST LAZARD MID CAP            SMALL CAP GROWTH
          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------ --------------------------- ---------------------------
     2008        2007          2008          2007          2008          2007
------------ ----------- ------------- ------------- ------------- -------------
  609,565     363,014     7,858,992     7,830,725    11,452,863    12,354,489
1,126,498     363,734     1,886,677     4,908,011     2,144,194     3,169,875
 (246,360)   (117,183)   (2,243,288)   (4,879,744)   (3,061,159)   (4,071,501)
------------ ----------- ------------- ------------- ------------- -------------
1,489,703     609,565     7,502,381     7,858,992    10,535,898    11,452,863
============ =========== ============= ============= ============= =============

MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH      MIST PIMCO TOTAL RETURN         MIST RCM TECHNOLOGY
             SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ---------------------------- ---------------------------
      2008          2007           2008          2007          2008          2007
------------- ------------- -------------- ------------- ------------- -------------
13,488,538    15,227,592     37,539,072    37,317,040    12,386,524    10,314,725
 1,778,211     2,170,883     19,386,029     9,478,057     4,358,662     6,210,567
(3,027,670)   (3,909,937)   (13,360,666)   (9,256,025)   (5,895,904)   (4,138,768)
------------- ------------- -------------- ------------- ------------- -------------
12,239,079    13,488,538     43,564,435    37,539,072    10,849,282    12,386,524
============= ============= ============== ============= ============= =============

     MIST CLARION GLOBAL                 MIST TURNER          MIST GOLDMAN SACHS
             REAL ESTATE              MID CAP GROWTH               MID CAP VALUE
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
      2008          2007          2008          2007          2008          2007
------------- ------------- ------------- ------------- ------------- -------------
 6,238,930     7,072,940     4,472,333     3,921,915     9,178,387     9,011,063
 3,075,098     2,852,786     1,983,867     1,959,208       658,140     3,237,590
(2,401,497)   (3,686,796)   (1,985,853)   (1,408,790)   (2,651,705)   (3,070,266)
------------- ------------- ------------- ------------- ------------- -------------
 6,912,531     6,238,930     4,470,347     4,472,333     7,184,822     9,178,387
============= ============= ============= ============= ============= =============

             MIST METLIFE              MIST METLIFE          MIST VAN KAMPEN
          GROWTH STRATEGY       AGGRESSIVE STRATEGY                 COMSTOCK
              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ------------------------- ---------------------------
       2008          2007       2008           2007       2008          2007
----------- ------------- ---------- -------------- ------------- -------------
481,475,567   325,383,030 46,258,233     49,085,211  5,330,717     4,218,383
104,385,100   202,581,542  5,056,638      8,786,059  2,302,416     2,881,514
(91,422,564) (46,489,005) (11,749,144) (11,613,037) (1,994,932)   (1,769,180)
------------------------- ------------------------- ------------- -------------
494,438,103   481,475,567 39,565,727     46,258,233  5,638,201     5,330,717
=========== ============= ========== ============== ============= =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           MIST LEGG MASON           MIST MFS EMERGING         MIST LOOMIS SAYLES
                                              VALUE EQUITY              MARKETS EQUITY             GLOBAL MARKETS
                                               SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- --------------------------- --------------------------
                                        2008          2007          2008          2007          2008         2007
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units beginning of year            5,608,172     3,602,950     4,415,597       901,069     4,274,323      754,781
Units issued and transferred
  from other funding options       6,690,080     3,292,052    10,368,484     4,772,206     4,337,047    4,330,872
Units redeemed and transferred to
  other funding options           (2,680,305)   (1,286,830)   (4,963,464)   (1,257,678)   (2,762,790)    (811,330)
                                  ------------- ------------- ------------- ------------- ------------- ------------
Units end of year                  9,617,947     5,608,172     9,820,617     4,415,597     5,848,580    4,274,323
                                  ============= ============= ============= ============= ============= ============

                                                                     MIST PIONEER         MIST BLACKROCK
                                     MIST PIONEER FUND           STRATEGIC INCOME         LARGE CAP CORE
                                           SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  ----------------------- -------------------------- ----------------------
                                       2008       2007          2008         2007       2008        2007
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units beginning of year             441,310    202,477     4,979,963    2,004,763    390,444     176,805
Units issued and transferred
  from other funding options      1,281,451    289,963     5,003,499    3,333,394    201,086     554,103
Units redeemed and transferred to
  other funding options            (495,425)   (51,130)   (2,609,973)    (358,194)   (83,039)   (340,464)
                                  ------------ ---------- ------------- ------------ ---------- -----------
Units end of year                 1,227,336    441,310     7,373,489    4,979,963    508,491     390,444
                                  ============ ========== ============= ============ ========== ===========

                                                      MIST                            MIST                            MIST
                                        MIST      AMERICAN             MIST       AMERICAN            MIST    MET/FRANKLIN
                                    AMERICAN         FUNDS         AMERICAN          FUNDS    MET/FRANKLIN       TEMPLETON
                                       FUNDS        GROWTH            FUNDS       MODERATE          MUTUAL        FOUNDING
                                      GROWTH    ALLOCATION    INTERNATIONAL     ALLOCATION          SHARES        STRATEGY
                                 SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                  --------------------------- ---------------- -------------- --------------- ---------------
                                     2008 (b)      2008 (b)         2008 (b)       2008 (b)        2008 (b)        2008 (b)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units beginning of year                   --            --               --             --              --              --
Units issued and transferred
  from other funding options      10,103,447    79,248,191        8,298,666     32,435,807       2,247,261      29,284,754
Units redeemed and transferred to
  other funding options             (546,689)   (4,420,585)        (722,420)    (3,273,106)       (268,926)     (1,758,983)
                                  ------------- ------------- ---------------- -------------- --------------- ---------------
Units end of year                  9,556,758    74,827,606        7,576,246     29,162,701       1,978,335      27,525,771
                                  ============= ============= ================ ============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

MIST MET/AIM CAPITAL                                   MIST DREMAN
        APPRECIATION     MIST JANUS FORTY          SMALL CAP VALUE
         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
----------------------- -------------------- ------------------------
   2008         2007       2008      2007         2008        2007
---------- ------------ ---------- --------- ------------ -----------
146,406       78,887     62,044    12,842      865,483     386,322
182,468       91,296    116,263    54,433      640,073     637,623
(58,478)     (23,777)   (35,233)   (5,231)    (250,641)   (158,462)
---------- ------------ ---------- --------- ------------ -----------
270,396      146,406    143,074    62,044    1,254,915     865,483
========== ============ ========== ========= ============ ===========

                                                         MIST
                                                     AMERICAN           MIST
                                                        FUNDS       AMERICAN
       MIST BLACKROCK             MIST RAINIER       BALANCED          FUNDS
           HIGH YIELD         LARGE CAP EQUITY     ALLOCATION           BOND
          SUB-ACCOUNT              SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------ ------------------------ -------------- --------------
     2008        2007          2008    2007 (a)       2008 (b)       2008 (b)
------------ ----------- ------------- ---------- -------------- --------------
  450,432     198,218       640,297         --             --             --
1,633,985     378,633     4,895,834    673,551     52,186,330      3,840,133
 (969,457)   (126,419)   (1,396,468)   (33,254)    (4,644,505)      (688,612)
------------ ----------- ------------- ---------- -------------- --------------
1,114,960     450,432     4,139,663    640,297     47,541,825      3,151,521
============ =========== ============= ========== ============== ==============

                 MIST SSGA
  MIST SSGA     GROWTH AND
 GROWTH ETF     INCOME ETF    AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION
SUB-ACCOUNT    SUB-ACCOUNT             SUB-ACCOUNT                      SUB-ACCOUNT
-------------- -------------- ----------------------- --------------------------------
    2008 (c)       2008 (c)      2008         2007       2008                  2007
-------------- -------------- ---------- ------------ ---------- ---------------------
         --                   181,999      265,665     77,611               125,055
    190,922        318,847      8,408        2,707      9,068                 1,224
        (29)        (6,702)   (69,873)     (86,373)   (35,956)              (48,668)
-------------- -------------- ---------- ------------ ---------- ---------------------
    190,893        312,145    120,534      181,999     50,723                77,611
============== ============== ========== ============ ========== =====================

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  AIM V.I. INTERNATIONAL GROWTH    AIM V.I. BASIC BALANCED    AIM V.I. GLOBAL REAL ESTATE
                                                    SUB-ACCOUNT                SUB-ACCOUNT                    SUB-ACCOUNT
                                  -------------------------------- -------------------------- ------------------------------
                                       2008                2007       2008            2007       2008             2007 (d)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units beginning of year             445,944             119,102    125,704         183,755    156,912                  --
Units issued and transferred
  from other funding options      1,507,113             392,859      9,375             236    345,777             160,999
Units redeemed and transferred to
  other funding options            (334,542)            (66,017)   (46,429)        (58,287)   (53,381)             (4,087)
                                  ------------ ------------------- ---------- --------------- ---------- -------------------
Units end of year                 1,618,515             445,944     88,650         125,704    449,308             156,912
                                  ============ =================== ========== =============== ========== ===================

                                  OPPENHEIMER MAIN STREET    OPPENHEIMER CORE BOND    OPPENHEIMER STRATEGIC BOND
                                              SUB-ACCOUNT              SUB-ACCOUNT                   SUB-ACCOUNT
                                  -------------------------- ------------------------ -----------------------------
                                     2008            2007       2008          2007      2008                2007
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units beginning of year            45,428          59,121     37,290        47,067     5,661               6,741
Units issued and transferred
  from other funding options           --              --         --            --        --                  --
Units redeemed and transferred to
  other funding options           (13,531)        (13,693)   (14,772)       (9,777)   (3,758)             (1,080)
                                  ---------- --------------- ---------- ------------- --------- -------------------
Units end of year                  31,897          45,428     22,518        37,290     1,903               5,661
                                  ========== =============== ========== ============= ========= ===================

                                       FIDELITY VIP GROWTH     FIDELITY VIP CONTRAFUND    FIDELITY VIP OVERSEAS
                                               SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                  --------------------------- --------------------------- ------------------------
                                        2008          2007          2008          2007        2008         2007
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units beginning of year           14,370,091    16,167,140    16,613,759    17,625,464     826,076      951,985
Units issued and transferred
  from other funding options         877,342     1,000,957     2,372,910     1,515,129      33,271       27,810
Units redeemed and transferred to
  other funding options           (2,408,753)   (2,798,006)   (2,872,632)   (2,526,834)   (146,148)    (153,719)
                                  ------------- ------------- ------------- ------------- ----------- ------------
Units end of year                 12,838,680    14,370,091    16,114,037    16,613,759     713,199      826,076
                                  ============= ============= ============= ============= =========== ============

                                                                                          MSF FI MID CAP
                                  FIDELITY VIP MID CAP         DWS INTERNATIONAL           OPPORTUNITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                  ----------------------- ------------------------- -----------------------
                                       2008       2007         2008         2007        2008        2007
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units beginning of year             997,653    398,050    3,119,351    3,170,743     574,272     566,610
Units issued and transferred
  from other funding options      1,295,565    672,538      333,852      419,446     107,160     132,636
Units redeemed and transferred to
  other funding options            (388,186)   (72,935)    (633,591)    (470,838)   (154,549)   (124,974)
                                  ------------ ---------- ------------ ------------ ----------- -----------
Units end of year                 1,905,032    997,653    2,819,612    3,119,351     526,883     574,272
                                  ============ ========== ============ ============ =========== ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

     MFS RESEARCH    MFS INVESTORS TRUST    MFS NEW DISCOVERY
      SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------- ---------------------- --------------------
  2008       2007       2008        2007      2008       2007
--------- ---------- ---------- ----------- --------- ----------
34,862     54,023     23,909      33,624    13,583     28,494
    --        121         --       1,572       117      2,014
(8,630)   (19,282)   (10,638)    (11,287)   (3,495)   (16,925)
--------- ---------- ---------- ----------- --------- ----------
26,232     34,862     13,271      23,909    10,205     13,583
========= ========== ========== =========== ========= ==========

OPPENHEIMER MAIN STREET
              SMALL CAP    OPPENHEIMER MONEY    FIDELITY VIP ASSET MANAGER
            SUB-ACCOUNT          SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- -------------------- -----------------------------
     2008          2007      2008       2007          2008            2007
------------ ------------- --------- ---------- ------------- ---------------
  492,857        17,793    28,881     33,346    11,728,296      13,137,764
1,731,240       488,574        --         --       748,588         705,054
 (360,551)      (13,510)   (3,548)    (4,465)   (2,154,253)     (2,114,522)
------------ ------------- --------- ---------- ------------- ---------------
1,863,546       492,857    25,333     28,881    10,322,631      11,728,296
============ ============= ========= ========== ============= ===============

FIDELITY VIP EQUITY-INCOME      FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET
               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
----------------------------- --------------------------- ----------------------------
    2008              2007          2008          2007          2008           2007
----------- ----------------- ------------- ------------- ------------- --------------
 942,455         1,227,074     7,211,573     8,294,641     5,148,515      4,981,073
  26,214            12,045        43,419        34,197     2,094,500      1,687,022
(223,808)         (296,664)   (1,193,145)   (1,117,265)   (1,712,254)    (1,519,580)
----------- ----------------- ------------- ------------- ------------- --------------
 744,861           942,455     6,061,847     7,211,573     5,530,761      5,148,515
=========== ================= ============= ============= ============= ==============

  MSF FI LARGE CAP    MSF FI VALUE LEADERS    MSF RUSSELL 2000 INDEX
       SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------- ----------------------- -------------------------
   2008       2007       2008         2007        2008          2007
---------- ---------- ---------- ------------ ----------- -------------
275,445    134,065    211,868      126,575     481,904       490,302
104,443    186,799     87,388      143,150     309,512       123,701
(73,092)   (45,419)   (47,990)     (57,857)   (313,363)     (132,099)
---------- ---------- ---------- ------------ ----------- -------------
306,796    275,445    251,266      211,868     478,053       481,904
========== ========== ========== ============ =========== =============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF JULIUS BAER                                MSF BLACKROCK LEGACY
                                  INTERNATIONAL STOCK     MSF METLIFE STOCK INDEX        LARGE CAP GROWTH
                                          SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT
                                  ---------------------- --------------------------- -----------------------
                                      2008       2007          2008          2007       2008         2007
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units beginning of year            398,333    262,656    17,885,006    19,358,596     31,453       19,004
Units issued and transferred
  from other funding options        88,792    200,808     3,172,101     3,054,410     29,132       26,547
Units redeemed and transferred to
  other funding options           (106,441)   (65,131)   (5,379,045)   (4,528,000)   (11,030)     (14,098)
                                  ----------- ---------- ------------- ------------- ---------- ------------
Units end of year                  380,684    398,333    15,678,062    17,885,006     49,555       31,453
                                  =========== ========== ============= ============= ========== ============

                                   MSF LEHMAN BROTHERS                                  MSF MORGAN STANLEY
                                  AGGREGATE BOND INDEX             MSF MFS VALUE                EAFE INDEX
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                      2008        2007         2008         2007         2008         2007
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units beginning of year            436,992     340,120    1,601,257      807,102    1,079,041      910,003
Units issued and transferred
  from other funding options       318,058     191,771    1,297,898    1,014,357      333,667      476,312
Units redeemed and transferred to
  other funding options           (227,247)    (94,899)    (818,704)    (220,202)    (283,149)    (307,274)
                                  ----------- ----------- ------------ ------------ ------------ ------------
Units end of year                  527,803     436,992    2,080,451    1,601,257    1,129,559    1,079,041
                                  =========== =========== ============ ============ ============ ============

                                        MSF HARRIS OAKMARK                                            MSF BLACKROCK
                                             FOCUSED VALUE         MSF JENNISON GROWTH                 MONEY MARKET
                                               SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------------- --------------------------- -------------------------
                                        2008          2007          2008          2007          2008           2007
                                  ------------- ------------- ------------- ------------- ---------- --------------
Units beginning of year           18,551,932    21,686,262    14,275,390    15,655,366    22,951,175     18,324,659
Units issued and transferred
  from other funding options       2,119,903     1,989,414     3,792,431     2,559,546    69,343,245     50,713,841
Units redeemed and transferred to
  other funding options           (4,368,984)   (5,123,744)   (3,977,590)   (3,939,522)   (36,608,058) (46,087,325)
                                  ------------- ------------- ------------- ------------- -------------------------
Units end of year                 16,302,851    18,551,932    14,090,231    14,275,390    55,686,362     22,951,175
                                  ============= ============= ============= ============= ========== ==============

                                  MSF METLIFE AGGRESSIVE    MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
                                              ALLOCATION                  ALLOCATION            MODERATE ALLOCATION
                                             SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
                                  ------------------------- --------------------------- ------------------------------
                                        2008        2007          2008          2007        2008               2007
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units beginning of year              189,794     101,305       242,633       194,471     392,909            273,176
Units issued and transferred
  from other funding options          16,800     112,949       529,339        56,267     394,182            159,500
Units redeemed and transferred to
  other funding options              (47,541)    (24,460)     (169,201)       (8,105)   (122,124)           (39,767)
                                  ------------- ----------- ------------- ------------- ----------- ------------------
Units end of year                    159,053     189,794       602,771       242,633     664,967            392,909
                                  ============= =========== ============= ============= =========== ==================

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

       MSF BLACKROCK           MSF BLACKROCK         MSF BLACKROCK
     STRATEGIC VALUE             BOND INCOME       LARGE CAP VALUE
         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ----------------------- ---------------------
    2008        2007        2008        2007       2008       2007
----------- ----------- ----------- ----------- ---------- ----------
 625,394     613,247     654,278     261,942    251,656    154,904
 134,687     125,586     397,850     500,255     94,130    167,767
(172,616)   (113,439)   (303,739)   (107,919)   (88,546)   (71,015)
----------- ----------- ----------- ----------- ---------- ----------
 587,465     625,394     748,389     654,278    257,240    251,656
=========== =========== =========== =========== ========== ==========

                                   MSF METLIFE
  MSF MFS TOTAL RETURN     MID CAP STOCK INDEX     MSF DAVIS VENTURE VALUE
           SUB-ACCOUNT             SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ----------------------- ---------------------------
     2008         2007        2008        2007          2008          2007
------------ ------------ ----------- ----------- ------------- -------------
1,100,140      647,027     886,564     751,885    39,936,774    43,433,483
  196,686      580,681     396,544     366,411     6,415,520     4,997,151
 (319,386)    (127,568)   (283,386)   (231,732)   (8,892,899)   (8,493,860)
------------ ------------ ----------- ----------- ------------- -------------
  977,440    1,100,140     999,722     886,564    37,459,395    39,936,774
============ ============ =========== =========== ============= =============

MSF T. ROWE PRICE SMALL CAP             MSF WESTERN ASSET        MSF OPPENHEIMER
                     GROWTH    MANAGEMENT U.S. GOVERNMENT          GLOBAL EQUITY
                SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
------------------------------ ----------------------------- ----------------------
   2008                2007          2008            2007        2008       2007
---------- ------------------- ------------- --------------- ----------- ----------
 77,656              73,595     2,760,203       1,527,142     501,067    195,337
311,868              25,601     5,450,468       2,776,894     323,769    371,794
(57,258)            (21,540)   (2,854,078)     (1,543,833)   (153,050)   (66,064)
---------- ------------------- ------------- --------------- ----------- ----------
332,266              77,656     5,356,593       2,760,203     671,786    501,067
========== =================== ============= =============== =========== ==========

                                                     MSF T. ROWE     MSF LOOMIS
  MSF METLIFE MODERATE    MSF METLIFE MODERATE TO    PRICE LARGE         SAYLES
            ALLOCATION      AGGRESSIVE ALLOCATION     CAP GROWTH      SMALL CAP
           SUB-ACCOUNT                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
------------------------- -------------------------- -------------- --------------
     2008         2007         2008          2007        2008 (b)       2008 (e)
------------ ------------ ------------ ------------- -------------- --------------
3,351,654    1,554,946    5,047,763     1,876,875             --             --
1,411,802    2,054,507    1,499,244     3,325,776         34,583            926
 (503,740)    (257,799)    (801,211)     (154,888)        (7,448)            --
------------ ------------ ------------ ------------- -------------- --------------
4,259,716    3,351,654    5,745,796     5,047,763         27,135            926
============ ============ ============ ============= ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                     MSF MET/
                                         MSF      DIMENSIONAL
                                   NEUBERGER    INTERNATIONAL
                                  BERMAN MID            SMALL             VAN KAMPEN LIT           VAN KAMPEN LIT
                                   CAP VALUE          COMPANY             CAPITAL GROWTH               ENTERPRISE
                                 SUB-ACCOUNT      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ -------------------------- ------------------------
                                     2008 (e)         2008 (c)         2008         2007          2008       2007
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units beginning of year                   --               --     1,659,770    1,033,865        28,313     39,881
Units issued and transferred
  from other funding options           1,374           13,617       259,232      912,049         7,305      3,157
Units redeemed and transferred to
  other funding options                   --             (966)   (1,885,623)    (286,144)      (15,312)   (14,725)
                                  ------------- ---------------- ------------- ------------ ------------- ----------
Units end of year                      1,374           12,651        33,379    1,659,770        20,306     28,313
                                  ============= ================ ============= ============ ============= ==========

                                    FEDERATED HIGH    FEDERATED MID CAP
                                       INCOME BOND    GROWTH STRATEGIES    NEUBERGER BERMAN GENESIS
                                       SUB-ACCOUNT          SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------- -------------------- ---------------------------
                                    2008      2007      2008       2007    2008                2007
                                  --------- --------- --------- ---------- ------- -------------------
Units beginning of year           18,999    20,273    20,874     32,906     927               1,051
Units issued and transferred
  from other funding options          --        --        --         --      --                  --
Units redeemed and transferred to
  other funding options           (8,387)   (1,274)   (1,411)   (12,032)   (118)               (124)
                                  --------- --------- --------- ---------- ------- -------------------
Units end of year                 10,612    18,999    19,463     20,874     809                 927
                                  ========= ========= ========= ========== ======= ===================

                                                                      JANUS ASPEN    AMERICAN FUNDS GLOBAL
                                  T. ROWE PRICE PRIME RESERVE    WORLDWIDE GROWTH     SMALL CAPITALIZATION
                                                  SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------------ ------------------- ------------------------
                                     2008                2007     2008       2007         2008        2007
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units beginning of year            96,955              87,463    1,182      1,276      985,561     666,735
Units issued and transferred
  from other funding options       91,506              58,164       --          1    1,028,144     526,453
Units redeemed and transferred to
  other funding options           (67,564)            (48,672)     (93)       (95)    (329,794)   (207,627)
                                  ---------- ------------------- -------- ---------- ------------ -----------
Units end of year                 120,897              96,955    1,089      1,182    1,683,911     985,561
                                  ========== =================== ======== ========== ============ ===========

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

         VAN KAMPEN LIT             VAN KAMPEN LIT
      GROWTH AND INCOME                   COMSTOCK    FEDERATED EQUITY INCOME
            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- -------------------------- --------------------------
      2008         2007          2008         2007     2008              2007
------------- ------------ ------------- ------------ -------- -----------------
 3,069,791    1,465,291     5,188,036    2,167,418    5,473            17,127
 2,867,651    1,953,998     2,605,917    3,409,984       --                 1
(1,238,264)    (349,498)   (1,428,171)    (389,366)    (668)          (11,655)
------------- ------------ ------------- ------------ -------- -----------------
 4,699,178    3,069,791     6,365,782    5,188,036    4,805             5,473
============= ============ ============= ============ ======== =================

          ALGER AMERICAN                                        T. ROWE PRICE
         SMALLCAP GROWTH    T. ROWE PRICE GROWTH STOCK    INTERNATIONAL STOCK
             SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
--------------------------- ----------------------------- ----------------------
      2008          2007       2008               2007       2008        2007
------------- ------------- ---------- ------------------ ---------- -----------
 7,147,895     7,749,990    118,255            128,359     87,971      96,658
   546,355       609,066      6,545             10,390      3,988       8,261
(1,208,674)   (1,211,161)   (19,827)           (20,494)   (15,534)    (16,948)
------------- ------------- ---------- ------------------ ---------- -----------
 6,485,576     7,147,895    104,973            118,255     76,425      87,971
============= ============= ========== ================== ========== ===========

                                  AMERICAN FUNDS     AMERICAN FUNDS GLOBAL
 AMERICAN FUNDS GROWTH             GROWTH-INCOME                    GROWTH
           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- -------------------------
     2008         2007         2008         2007         2008         2007
------------ ------------ ------------ ------------ ------------ ------------
1,458,315      729,519    1,369,874      687,630    3,676,314    1,374,016
1,337,483      881,482      878,730      816,095    3,109,432    2,671,069
 (342,641)    (152,686)    (306,513)    (133,851)    (967,698)    (368,771)
------------ ------------ ------------ ------------ ------------ ------------
2,453,157    1,458,315    1,942,091    1,369,874    5,818,048    3,676,314
============ ============ ============ ============ ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                   FTVIPT MUTUAL          FTVIPT TEMPLETON
                                   AMERICAN FUNDS BOND         SHARES SECURITIES        FOREIGN SECURITIES
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------- ------------------------- -------------------------
                                       2008    2007 (d)        2008         2007         2008         2007
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units beginning of year             413,860         --    3,006,411    1,273,727    1,778,828      946,611
Units issued and transferred
  from other funding options      1,810,476    430,306    1,713,297    1,973,226    1,067,946    1,134,445
Units redeemed and transferred to
  other funding options            (336,915)   (16,446)    (774,854)    (240,542)    (361,514)    (302,228)
                                  ------------ ---------- ------------ ------------ ------------ ------------
Units end of year                 1,887,421    413,860    3,944,854    3,006,411    2,485,260    1,778,828
                                  ============ ========== ============ ============ ============ ============

                                  FTVIPT FRANKLIN SMALL CAP
                                           VALUE SECURITIES       UIF EQUITY AND INCOME      UIF U.S. REAL ESTATE
                                                SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                  ---------------------------- --------------------------- -------------------------
                                      2008          2007 (d)         2008          2007         2008         2007
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units beginning of year            251,664               --    10,934,412     4,592,861    2,043,530      928,174
Units issued and transferred
  from other funding options       763,928          257,280     6,407,051     7,104,292      685,573    1,498,555
Units redeemed and transferred to
  other funding options           (159,339)          (5,616)   (3,716,051)     (762,741)    (480,151)    (383,199)
                                  ----------- ---------------- ------------- ------------- ------------ ------------
Units end of year                  856,253          251,664    13,625,412    10,934,412    2,248,952    2,043,530
                                  =========== ================ ============= ============= ============ ============

                                                                               PIONEER VCT    PIONEER VCT    PIONEER VCT
                                                 PIONEER VCT                      IBBOTSON       IBBOTSON       IBBOTSON
                                  PIONEER VCT    GLOBAL HIGH    PIONEER VCT     AGGRESSIVE         GROWTH       MODERATE
                                         FUND          YIELD     HIGH YIELD     ALLOCATION     ALLOCATION     ALLOCATION
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------- -------------- -------------- -------------- -------------- --------------
                                      2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)       2008 (e)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units beginning of year                    --             --             --             --             --             --
Units issued and transferred
  from other funding options            9,698            500          1,528            512        348,488        112,637
Units redeemed and transferred to
  other funding options                (4,067)            --             --             --         (1,604)        (3,442)
                                  -------------- -------------- -------------- -------------- -------------- --------------
Units end of year                       5,631            500          1,528            512        346,884        109,195
                                  ============== ============== ============== ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

      FTVIPT TEMPLETON           FTVIPT FRANKLIN    FTVIPT TEMPLETON GLOBAL
     GROWTH SECURITIES         INCOME SECURITIES          INCOME SECURITIES
           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- --------------------------
     2008         2007         2008         2007         2008       2007 (d)
------------ ------------ ------------ ------------ ------------ -------------
2,063,301      784,417    1,974,360      664,025      318,925            --
1,319,654    1,452,838    1,230,630    1,487,884    1,517,248       331,982
 (554,827)    (173,954)    (591,418)    (177,549)    (373,574)      (13,057)
------------ ------------ ------------ ------------ ------------ -------------
2,828,128    2,063,301    2,613,572    1,974,360    1,462,599       318,925
============ ============ ============ ============ ============ =============

                                                         PIONEER VCT
                          PIONEER VCT     PIONEER VCT       EMERGING      PIONEER VCT
UIF U.S. MID CAP VALUE           BOND    CULLEN VALUE        MARKETS    EQUITY INCOME
           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
------------------------- -------------- --------------- -------------- ----------------
     2008      2007 (d)       2008 (e)        2008 (e)       2008 (e)         2008 (e)
------------ ------------ -------------- --------------- -------------- ----------------
  257,428           --             --              --             --               --
1,012,160      264,713         10,661          44,554          4,387            2,134
 (138,736)      (7,285)        (2,394)        (23,238)            --               --
------------ ------------ -------------- --------------- -------------- ----------------
1,130,852      257,428          8,267          21,316          4,387            2,134
============ ============ ============== =============== ============== ================

                                         PIONEER VCT
  PIONEER VCT             PIONEER VCT      OAK RIDGE    PIONEER VCT    PIONEER VCT
INTERNATIONAL                 MID CAP      LARGE CAP    REAL ESTATE      SMALL CAP
        VALUE                   VALUE         GROWTH         SHARES          VALUE
  SUB-ACCOUNT             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
---------------- ----------------------- -------------- -------------- --------------
      2008 (e)        2008       2007        2008 (e)       2008 (e)       2008 (e)
---------------- ------------ ---------- -------------- -------------- --------------
           --      813,072    262,287             --             --             --
          326      500,729    610,507          1,951          3,001          1,335
           --     (208,578)   (59,722)            --             --             --
---------------- ------------ ---------- -------------- -------------- --------------
          326    1,105,223    813,072          1,951          3,001          1,335
================ ============ ========== ============== ============== ==============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED) FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  PIONEER VCT
                                    STRATEGIC
                                       INCOME    LMPVET SMALL CAP GROWTH       LMPVET INVESTORS
                                  SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
                                  -------------- -------------------------- ----------------------
                                      2008 (e)        2008          2007        2008       2007
                                  -------------- ------------ ------------- ----------- ----------
Units beginning of year                    --      754,675       325,638     279,645    130,370
Units issued and transferred
  from other funding options            6,489      675,667       505,149      39,636    199,483
Units redeemed and transferred to
  other funding options                   (58)    (215,481)      (76,112)   (130,392)   (50,208)
                                  -------------- ------------ ------------- ----------- ----------
Units end of year                       6,431    1,214,861       754,675     188,889    279,645
                                  ============== ============ ============= =========== ==========

                                  LMPVET AGGRESSIVE GROWTH    LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                  --------------------------- -------------------------- --------------------------
                                        2008          2007        2008           2007      2008             2007
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units beginning of year            9,406,900     5,468,811     699,543        433,171    19,022           10,361
Units issued and transferred
  from other funding options       3,226,439     4,847,039      75,158        412,051    13,327           11,444
Units redeemed and transferred to
  other funding options           (1,881,662)     (908,950)   (144,708)      (145,679)   (6,574)          (2,783)
                                  ------------- ------------- ----------- -------------- --------- ----------------
Units end of year                 10,751,677     9,406,900     629,993        699,543    25,775           19,022
                                  ============= ============= =========== ============== ========= ================

                                                                 LMPVET LIFESTYLE      LMPVET LIFESTYLE
                                  LMPVET DIVIDEND STRATEGY         ALLOCATION 50%        ALLOCATION 70%
                                               SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  --------------------------- ---------------------- ---------------------
                                      2008            2007        2008       2007       2008       2007
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units beginning of year            834,706         321,925     590,437    177,614    250,067     23,381
Units issued and transferred
  from other funding options       213,173         570,841     143,953    480,382     75,459    236,512
Units redeemed and transferred to
  other funding options           (249,294)        (58,060)   (166,517)   (67,559)   (45,169)    (9,826)
                                  ----------- --------------- ----------- ---------- ---------- ----------
Units end of year                  798,585         834,706     567,873    590,437    280,357    250,067
                                  =========== =============== =========== ========== ========== ==========

                                       LMPVIT MONEY MARKET
                                               SUB-ACCOUNT
                                  ---------------------------
                                        2008          2007
                                  ------------- -------------
Units beginning of year            3,326,218     1,600,672
Units issued and transferred
  from other funding options      12,920,053     7,003,664
Units redeemed and transferred to
  other funding options           (7,815,783)   (5,278,118)
                                  ------------- -------------
Units end of year                  8,430,488     3,326,218
                                  ============= =============

(a) For the period November 12, 2007 to December 31, 2007

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period November 10, 2008 to December 31, 2008.

(d) For the period June 1, 2007 to December 31, 2007.

(e) For the period July 14, 2008 to December 31, 2008.

   LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE       LMPVET APPRECIATION
           SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
------------------------- --------------------------- -------------------------
     2008         2007         2008           2007         2008         2007
------------ ------------ ------------ -------------- ------------ ------------
2,276,152    1,440,692    2,440,021      1,257,495    2,591,844    1,236,956
   68,676    1,027,070      824,597      1,362,673    1,087,082    1,613,481
 (235,910)    (191,610)    (539,766)      (180,147)    (608,444)    (258,593)
------------ ------------ ------------ -------------- ------------ ------------
2,108,918    2,276,152    2,724,852      2,440,021    3,070,482    2,591,844
============ ============ ============ ============== ============ ============

LMPVET CAPITAL AND INCOME         LMPVET CAPITAL    LMPVET GLOBAL EQUITY
              SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------- ---------------------- -----------------------
      2008           2007        2008       2007        2008        2007
------------- -------------- ----------- ---------- ----------- -----------
 4,737,273        154,474     542,230    284,789     417,802     290,262
 1,517,173      4,882,150      36,559    344,757      24,538     177,575
(1,118,143)      (299,351)   (119,054)   (87,316)   (137,204)    (50,035)
------------- -------------- ----------- ---------- ----------- -----------
 5,136,303      4,737,273     459,735    542,230     305,136     417,802
============= ============== =========== ========== =========== ===========

      LMPVET LIFESTYLE      LMPVIT ADJUSTABLE             LMPVIT GLOBAL
        ALLOCATION 85%            RATE INCOME           HIGH YIELD BOND
           SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ---------------------- -------------------------
     2008         2007        2008       2007         2008         2007
------------ ------------ ----------- ---------- ------------ ------------
1,057,927       21,392     310,564    216,326    2,527,054    1,039,676
1,873,046    1,075,411      39,305    159,464      866,029    1,746,715
 (262,743)     (38,876)   (124,520)   (65,226)    (728,825)    (259,337)
------------ ------------ ----------- ---------- ------------ ------------
2,668,230    1,057,927     225,349    310,564    2,664,258    2,527,054
============ ============ =========== ========== ============ ============

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the five years in the period ended December 31, 2008:

                                            AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                 ---------- ----------------- ----------- --------------------------------------------------
                                                UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and 2008 15,718,013     19.27 - 63.32 447,266,597          1.65      0.89 - 2.35 (37.82) - (36.76)
  Income Sub-Account        2007 18,116,672    30.63 - 100.12 822,332,309          0.94      0.89 - 2.35      1.30 - 7.97
                            2006 20,191,907     29.87 - 97.12 898,436,542          1.63      0.89 - 2.35    15.06 - 16.98
                            2005 21,638,608     47.57 - 83.02 824,030,188          0.89      0.89 - 2.35      1.00 - 2.76
                            2004 25,899,570     47.10 - 80.79 993,369,357          0.36      0.89 - 2.35    10.02 - 11.92
MIST Lord Abbett Bond       2008 11,669,031      5.38 - 16.97 178,177,257          4.35      0.89 - 2.35 (20.50) - (19.12)
  Debenture Sub-Account     2007 15,162,946      6.68 - 20.98 288,948,614          5.32      0.89 - 2.35      4.06 - 5.90
                            2006 16,856,041      6.34 - 19.81 306,513,652          6.67      0.89 - 2.35      6.62 - 8.39
                            2005 17,901,873     16.76 - 18.28 303,014,566          3.81      0.89 - 2.35    (0.86) - 0.91
                            2004 26,280,750     16.91 - 18.12 445,940,992          2.65      0.89 - 2.35      5.65 - 7.47
MIST Van Kampen Mid Cap     2008  4,031,107       6.40 - 7.12  27,227,267          1.21      0.95 - 2.30 (47.97) - (47.26)
  Growth Sub-Account        2007  1,845,571     12.30 - 13.50  23,676,085            --      0.95 - 2.30    20.66 - 22.31
  (Commenced 11/7/2005)     2006    612,842     10.20 - 10.75   6,430,532            --      1.40 - 2.30      5.91 - 6.87
                            2005     30,352      9.63 - 10.06     299,552            --      1.40 - 2.30      4.40 - 4.55
MIST Lord Abbett Mid Cap    2008  1,489,703     14.89 - 16.78  23,899,560          0.41      1.30 - 2.35 (40.20) - (39.57)
  Value Sub-Account         2007    609,565     25.04 - 27.45  16,075,069          0.60      1.55 - 2.30   (1.70) - (0.96)
  (Commenced 11/7/2005)     2006    363,014     25.47 - 27.96   9,728,623          0.36      1.40 - 2.30     9.63 - 10.62
                            2005     14,110     23.23 - 25.27     343,901          0.35      1.40 - 2.30      4.15 - 4.31
MIST Lazard Mid Cap         2008  7,502,381       8.94 - 9.61  70,201,744          0.96      1.30 - 2.35 (39.74) - (39.10)
  Sub-Account               2007  7,858,992     14.83 - 15.78 121,255,292          0.34      1.30 - 2.35   (4.98) - (3.97)
                            2006  7,830,725     15.64 - 16.43 126,365,450          0.31      1.30 - 2.35    12.02 - 13.20
                            2005  8,655,654     14.10 - 14.52 123,820,991          0.06      1.30 - 2.35      5.56 - 6.67
                            2004 10,260,770     13.35 - 13.61 138,065,930            --      1.30 - 2.35    11.74 - 12.92
MIST Met/AIM Small Cap      2008 10,535,898      9.11 - 10.19 100,447,225            --      0.89 - 2.35 (40.16) - (39.15)
  Growth Sub-Account        2007 11,452,863     15.20 - 16.74 181,044,517            --      0.89 - 2.35     8.48 - 10.41
                            2006 12,354,489     14.00 - 15.16 178,634,572            --      0.89 - 2.35    11.54 - 12.90
                            2005 13,246,176     12.68 - 13.43 170,469,329            --      0.89 - 2.35      5.76 - 7.63
                            2004 18,324,234     11.99 - 12.48 221,300,303            --      0.89 - 2.35      3.95 - 5.78
MIST Harris Oakmark         2008 16,938,263     10.69 - 11.45 189,181,455          1.67      1.30 - 2.35 (42.26) - (41.65)
  International Sub-Account 2007 20,013,713     18.49 - 19.62 384,273,575          0.80      1.30 - 2.35   (3.43) - (2.40)
                            2006 20,892,628     19.13 - 20.10 412,470,437          2.44      1.30 - 2.35    25.86 - 27.19
                            2005 18,995,708     15.34 - 15.81 295,833,789            --      1.30 - 2.35    11.59 - 12.77
                            2004 22,456,213     13.75 - 14.02 311,119,427            --      1.30 - 2.35    17.72 - 18.96
MIST Third Avenue Small Cap 2008 16,437,324     11.38 - 12.63 194,917,296          0.76      0.89 - 2.35 (31.46) - (30.31)
  Value Sub-Account         2007 18,432,805     16.58 - 18.13 316,501,402          1.00      0.89 - 2.35   (5.29) - (3.66)
                            2006 20,363,980     17.49 - 18.82 360,767,904          0.45      0.89 - 2.35    10.51 - 12.38
                            2005 20,097,482      15.9 - 16.74 324,830,876            --      0.89 - 2.35    12.80 - 14.79
                            2004 22,647,378      14.1 - 14.58 322,139,879          0.30      0.89 - 2.35    23.56 - 25.68
MIST Oppenheimer Capital    2008 29,172,000       5.16 - 6.91 159,163,585          3.52      0.95 - 2.35 (47.20) - (46.42)
  Appreciation Sub-Account  2007 34,634,000      9.77 - 12.90 354,882,609          0.01      0.95 - 2.35    11.62 - 13.20
  (Commenced 5/3/2004)      2006 39,279,261      8.75 - 11.41 357,893,449          0.10      1.15 - 2.35      5.12 - 6.58
                            2005 43,028,313      8.41 - 72.34 370,348,053            --      1.15 - 2.35      2.29 - 3.92
                            2004 57,692,439      8.22 - 10.31 481,094,106          0.66      1.15 - 3.35      3.09 - 5.21

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Legg Mason Partners        2008 12,239,079       4.43 - 4.76  56,694,512            --      1.30 - 2.35 (40.47) - (39.84)
  Aggressive Growth             2007 13,488,538       7.44 - 7.91 104,186,821            --      1.30 - 2.35    (0.12) - 0.94
  Sub-Account                   2006 15,227,592       7.44 - 7.84 116,887,678            --      1.30 - 2.35   (4.01) - (3.00)
                                2005 16,090,265       7.84 - 8.08 127,810,334            --      1.30 - 2.35    10.95 - 12.11
                                2004 25,135,863       7.06 - 7.21 178,656,657            --      1.30 - 2.35      5.92 - 7.04
MIST PIMCO Total Return         2008 43,564,435      9.03 - 14.01 542,563,802          3.71      0.89 - 2.35   (1.93) - (0.26)
  Sub-Account                   2007 37,539,072      9.10 - 14.05 469,985,360          3.32      0.89 - 2.35      5.05 - 6.89
                                2006 37,317,040      8.56 - 13.14 440,826,722          2.58      0.89 - 2.35      2.10 - 3.88
                                2005 36,618,285     11.89 - 12.65 418,753,068          0.01      0.89 - 2.35    (0.12) - 1.56
                                2004 42,299,943      11.9 - 12.46 483,702,554          7.16      0.89 - 2.35      2.54 - 4.31
MIST RCM Technology             2008 10,849,282       3.29 - 3.72  37,389,860         13.67      0.89 - 2.35 (45.75) - (44.75)
  Sub-Account                   2007 12,386,524       6.06 - 6.72  78,045,995            --      0.89 - 2.35    28.45 - 30.50
                                2006 10,314,725       4.71 - 5.15  50,206,487            --      0.89 - 2.35      2.91 - 4.55
                                2005 10,443,953       4.63 - 4.93  49,054,494            --      0.89 - 2.35     8.44 - 10.37
                                2004 14,758,131       4.27 - 4.47  63,448,988            --      0.89 - 2.35  (6.54 ) - (5.13)
MIST PIMCO Inflation            2008 23,243,826     10.55 - 11.26 254,891,679          3.71      1.20 - 2.35   (9.22) - (8.17)
  Protected Bond Sub-Account    2007 21,340,808     11.60 - 12.19 255,623,164          2.14      1.30 - 2.35      8.21 - 9.36
                                2006 22,804,934     10.72 - 11.14 250,682,193          3.75      1.30 - 2.35   (1.94) - (0.91)
                                2005 24,805,097     10.93 - 11.25 276,160,752            --      1.30 - 2.35    (0.96) - 0.08
                                2004 32,840,848     11.04 - 11.24 366,675,258          4.84      1.30 - 2.35      6.47 - 7.60
MIST T. Rowe Price Mid Cap      2008 24,389,138       5.45 - 5.85 139,067,651            --      1.30 - 2.35 (41.15) - (40.53)
  Growth Sub-Account            2007 25,165,985       9.25 - 9.83 242,043,730            --      1.30 - 2.35    14.89 - 16.11
                                2006 26,478,451       8.04 - 8.47 220,015,833            --      1.30 - 2.35      3.70 - 4.80
                                2005 27,249,715       7.84 - 8.08 216,790,477            --      1.30 - 2.35    11.97 - 13.15
                                2004 27,535,906       7.00 - 7.14 194,196,541            --      1.30 - 2.35    15.08 - 16.30
MIST MFS Research International 2008 20,463,384      9.48 - 10.55 204,675,511          1.89      0.95 - 2.35 (43.71) - (42.91)
  Sub-Account                   2007 19,606,367     16.84 - 18.48 345,568,972          1.22      0.95 - 2.35    10.65 - 12.21
  (Commenced 5/3/2004)          2006 18,205,030     15.21 - 17.35 287,904,765          1.63      0.89 - 2.35    23.63 - 25.79
                                2005 16,139,182     12.53 - 13.79 204,989,567          0.35      0.89 - 2.35    13.73 - 15.91
                                2004 20,959,982     10.01 - 11.90 232,369,176            --      0.89 - 2.35    16.78 - 19.72
MIST Clarion Global Real Estate 2008  6,912,531       8.97 - 9.42  63,965,106          1.66      1.30 - 2.35 (43.03) - (42.43)
  Sub-Account                   2007  6,238,930     15.74 - 16.36 100,668,094          0.98      1.30 - 2.35 (16.99) - (16.11)
  (Commenced 5/3/2004)          2006  7,072,940     18.97 - 19.50 136,595,815          0.95      1.30 - 2.35    34.40 - 35.81
                                2005  5,060,098     14.11 - 14.36  72,233,498            --      1.30 - 2.35    10.66 - 11.83
                                2004  6,453,896     12.75 - 12.84  82,681,769          3.24      1.30 - 2.35    27.55 - 28.44
MIST Turner Mid Cap Growth      2008  4,470,347       7.62 - 8.01  35,217,413            --      1.30 - 2.35 (49.50) - (48.97)
  Sub-Account                   2007  4,472,333     15.09 - 15.69  69,239,590            --      1.30 - 2.35    21.25 - 22.54
  (Commenced 5/3/2004)          2006  3,921,915     12.45 - 12.80  49,712,120            --      1.30 - 2.35      3.61 - 4.71
                                2005  3,230,076     12.01 - 12.23  39,253,598            --      1.30 - 2.35      8.78 - 9.92
                                2004  5,202,742     11.04 - 11.12  57,720,296            --      1.30 - 2.35    10.47 - 11.24
MIST Goldman Sachs Mid Cap      2008  7,184,822       9.29 - 9.76  68,935,462          0.79      1.30 - 2.35 (37.57) - (36.90)
  Value Sub-Account             2007  9,178,387     14.88 - 15.47 140,073,719          0.49      1.30 - 2.35      0.69 - 1.76
  (Commenced 5/3/2004)          2006  9,011,063     14.78 - 15.20 135,606,841            --      1.30 - 2.35    13.01 - 14.20
                                2005  7,266,539     13.08 - 13.31  96,096,991          0.76      1.30 - 2.35     9.93 - 11.09
                                2004  6,316,125     11.90 - 11.98  75,475,209          0.97      1.30 - 2.35    18.98 - 19.81

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                          AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ----------- --------------------------- --------------------------------------------------
                                                UNIT VALUE(1)               INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                    LOWEST TO           NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS   HIGHEST ($)    ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                    ----------- ------------- ------------- ------------- ---------------- -------------------
MIST MetLife Defensive         2008  98,361,064   8.77 - 9.21   887,719,339          1.41      1.15 - 2.35 (22.50) - (21.56)
  Strategy Sub-Account         2007  51,959,475 11.31 - 11.75   600,410,325          1.89      1.15 - 2.35      3.45 - 4.70
  (Commenced 11/22/2004)       2006  35,961,422 10.93 - 11.18   399,117,450          0.01      1.30 - 2.35      6.11 - 7.23
                               2005  26,019,030  10.3 - 10.43   270,290,202          1.17      1.30 - 2.35      2.06 - 3.13
                               2004  10,259,110 10.10 - 10.11   103,691,358          1.71      1.30 - 2.35      1.71 - 1.59
MIST MetLife Moderate Strategy 2008 157,147,909   8.48 - 8.91 1,371,420,955          1.75      1.15 - 2.35 (28.14) - (27.26)
  Sub-Account                  2007 132,930,004 11.79 - 12.25 1,602,068,224          1.93      1.15 - 2.35      3.73 - 4.99
  (Commenced 11/22/2004)       2006 106,444,385 11.37 - 11.63 1,227,960,101          0.01      1.30 - 2.35      7.68 - 8.81
                               2005  81,402,093 10.56 - 10.69   866,351,374          1.28      1.30 - 2.35      3.36 - 4.45
                               2004  36,400,671 10.22 - 10.23   372,285,715          1.34      1.30 - 2.35      2.02 - 2.20
MIST MetLife Balanced Strategy 2008 406,068,266   8.09 - 8.50 3,383,789,930          4.75      1.15 - 2.35 (33.52) - (32.72)
  Sub-Account                  2007 407,763,369 12.17 - 12.64 5,073,218,651          1.64      1.15 - 2.35      2.43 - 3.68
  (Commenced 11/22/2004)       2006 324,915,762 11.88 - 12.15 3,917,704,428          0.01      1.30 - 2.35     9.38 - 10.54
                               2005 244,234,395 10.86 - 10.99 2,673,665,820          1.27      1.30 - 2.35      4.64 - 5.74
                               2004 114,542,772 10.38 - 10.40 1,190,221,359          0.99      1.30 - 2.35      2.79 - 2.91
MIST MetLife Growth Strategy   2008 494,438,103   7.77 - 8.17 3,958,612,323          3.49      1.15 - 2.35 (39.32) - (38.58)
  Sub-Account                  2007 481,475,567 12.81 - 13.30 6,304,660,461          1.10      1.15 - 2.35      2.26 - 3.50
  (Commenced 11/22/2004)       2006 325,383,030 12.53 - 12.81 4,136,759,495          0.01      1.30 - 2.35    10.96 - 12.13
                               2005 203,679,869 11.29 - 11.43 2,317,496,022          1.16      1.30 - 2.35      6.60 - 7.72
                               2004  91,629,337 10.59 - 10.61   971,459,771          0.62      1.30 - 2.35      3.45 - 3.56
MIST MetLife Aggressive        2008  39,565,727   7.42 - 7.80   302,274,534          3.60      1.15 - 2.35 (42.19) - (41.49)
  Strategy Sub-Account         2007  46,258,233 12.84 - 13.34   607,023,915          1.29      1.15 - 2.35      0.48 - 1.70
  (Commenced 11/22/2004)       2006  49,085,211 12.78 - 13.07   636,476,170          0.01      1.30 - 2.35    11.02 - 12.18
                               2005  42,330,798 11.51 - 11.65   491,059,239          0.93      1.30 - 2.35      7.82 - 8.96
                               2004  20,464,973 10.68 - 10.69   218,707,527          0.22      1.30 - 2.35      3.67 - 3.79
MIST Van Kampen Comstock       2008   5,638,201   7.03 - 7.31    40,651,730          1.74      1.30 - 2.35 (37.41) - (36.74)
  Sub-Account                  2007   5,330,717 11.24 - 11.56    60,993,695          1.34      1.30 - 2.35   (4.77) - (3.76)
  (Commenced 5/2/2005)         2006   4,218,383 11.80 - 12.01    50,349,650            --      1.30 - 2.35    13.36 - 14.56
                               2005   1,605,458 10.41 - 10.48    16,786,051          1.82      1.30 - 2.35      4.11 - 4.84
MIST Legg Mason Value Equity   2008   9,617,947   4.51 - 4.70    44,429,063          0.02      0.95 - 2.35 (55.68) - (55.05)
  Sub-Account                  2007   5,608,172 10.15 - 10.46    57,822,803            --      0.95 - 2.35   (8.10) - (6.80)
  (Commenced 11/7/2005)        2006   3,602,950 11.05 - 11.18    40,088,253            --      1.30 - 2.35      4.11 - 5.21
                               2005     125,789 10.61 - 10.63     1,335,710            --      1.30 - 2.35      6.10 - 6.28
MIST MFS Emerging Markets      2008   9,820,617   6.03 - 7.28    60,422,758          1.29      0.95 - 2.35 (56.57) - (52.63)
  Equity Sub-Account           2007   4,415,597 13.89 - 14.22    62,075,247          0.04      0.95 - 2.35    33.43 - 35.32
  (Commenced 5/1/2006)         2006     901,069 10.41 - 10.49     9,424,659          1.65      1.30 - 2.35      4.12 - 4.86
MIST Loomis Sayles Global      2008   5,848,580   7.61 - 7.83    45,350,255          4.63      1.30 - 2.35 (40.68) - (40.05)
  Markets Sub-Account          2007   4,274,323 12.83 - 13.06    55,474,222            --      1.30 - 2.35    24.87 - 26.19
  (Commenced 5/1/2006)         2006     754,781 10.27 - 10.35     7,786,909          1.55      1.30 - 2.35      2.74 - 3.46
MIST Met/AIM Capital           2008     270,396   8.35 - 9.78     2,452,766          1.86      0.95 - 2.15 (43.87) - (33.47)
  Appreciation Sub-Account     2007     146,406 14.96 - 16.91     2,334,027          0.08      1.10 - 2.10     9.58 - 10.69
  (Commenced 5/1/2006)         2006      78,887 13.35 - 14.77     1,133,847          0.04      1.40 - 2.30      4.46 - 5.40

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Janus Forty Sub-Account  2008    143,074     70.85 - 85.85  11,490,581          4.86      1.55 - 2.30 (43.18) - (42.75)
  (Commenced 5/1/2006)        2007     62,044   124.70 - 149.97   8,715,091          0.08      1.55 - 2.30    27.48 - 28.45
                              2006     12,842    97.82 - 120.96   1,410,409            --      1.40 - 2.30      0.74 - 1.65
MIST Dreman Small Cap Value   2008  1,254,915       9.59 - 9.92  12,261,677          0.72      1.20 - 2.30 (26.93) - (21.55)
  Sub-Account                 2007    865,483     13.13 - 13.40  11,511,054            --      1.55 - 2.30   (3.24) - (2.50)
  (Commenced 5/1/2006)        2006    386,322     13.57 - 13.78   5,287,629          0.53      1.40 - 2.30    21.42 - 22.51
MIST Pioneer Fund Sub-Account 2008  1,227,336     11.81 - 14.44  16,447,869          0.83      0.95 - 2.30 (34.37) - (33.47)
  (Commenced 5/1/2006)        2007    441,310     17.99 - 21.26   8,679,759          0.78      1.10 - 2.30      2.60 - 3.85
                              2006    202,477     17.53 - 19.69   3,839,197            --      1.40 - 2.30    13.30 - 14.32
MIST Pioneer Strategic Income 2008  7,373,489     16.54 - 18.61 129,051,542          6.27      0.95 - 1.90 (12.43) - (11.59)
  Sub-Account                 2007  4,979,963     18.89 - 21.05  98,174,413          0.56      0.95 - 1.90      4.63 - 5.63
  (Commenced 5/1/2006)        2006  2,004,763     17.28 - 19.22  37,439,194          8.40      1.40 - 2.25      3.95 - 4.83
MIST BlackRock Large Cap      2008    508,491       6.71 - 7.28   3,599,088          0.57      1.55 - 2.30 (38.73) - (38.27)
  Core Sub-Account            2007    390,444     10.96 - 11.80   4,467,216          0.64      1.55 - 2.30      0.28 - 4.87
  (Commenced 5/1/2006)        2006    176,805     10.53 - 11.40   1,947,743            --      1.40 - 2.30    11.66 - 12.66
MIST BlackRock High Yield     2008  1,114,960     11.47 - 12.73  13,709,683          5.00      1.30 - 2.30 (25.93) - (25.14)
  Sub-Account                 2007    450,432     15.68 - 16.78   7,452,180          8.47      1.70 - 2.30      0.35 - 0.96
  (Commenced 5/1/2006)        2006    198,218     15.62 - 16.62   3,246,398            --      1.70 - 2.30      7.32 - 7.97
MIST Rainer Large Cap Equity  2008  4,139,663       5.67 - 5.74  23,654,112            --      1.30 - 2.35 (43.16) - (42.56)
  Sub-Account                 2007    640,297       9.97 - 9.99   6,390,092          0.09      1.30 - 2.20      1.90 - 2.03
  (Commenced 11/12/2007)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 47,541,825       6.97 - 7.02 332,865,017          6.67      1.15 - 2.35 (30.39) - (29.82)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)       2008  3,151,521       8.89 - 8.96  28,171,025          9.47      1.30 - 2.35 (11.39) - (10.76)
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)       2008  9,556,758       5.72 - 5.76  54,966,248          7.34      1.30 - 2.35 (42.71) - (42.30)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 74,827,606       6.32 - 6.37 475,226,821          6.95      1.15 - 2.35 (36.80) - (36.28)
MIST American Funds
  International Sub-Account
  (Commenced 4/28/2008)       2008  7,576,246       6.02 - 6.06  45,810,468         11.18      1.30 - 2.20 (40.31) - (39.94)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)       2008 29,162,701       7.64 - 7.70 223,820,453          6.96      1.15 - 2.35 (23.78) - (23.16)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------- ----------------- ----------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
MIST Met/Franklin Mutual
  Shares Sub-Account
  (Commenced 4/28/2008)         2008  1,978,335       6.56 - 6.60  13,038,845          5.28      1.30 - 2.20 (34.35) - (33.94)
MIST Met/Franklin Templeton
  Founding Strategy Sub-Account
  (Commenced 4/28/2008)         2008 27,525,771       6.99 - 7.05 193,348,119          3.15      1.15 - 2.20 (30.03) - (29.53)
MIST SSgA Growth
  ETF Sub-Account
  (Commenced 11/10/2008)        2008    190,893       7.69 - 7.88   1,489,531            --      1.30 - 2.05      0.88 - 0.99
MIST SSgA Growth and
  Income ETF Sub-Account
  (Commenced 11/10/2008)        2008    312,145       8.39 - 8.60   2,651,130            --      1.30 - 2.05      1.88 - 1.99
AIM V.I. Core Equity            2008    120,534              3.25     391,928          1.79             1.40           (31.12)
  Sub-Account                   2007    181,999              4.72     859,118          0.99             1.40             6.61
  (Commenced 5/1/2006)          2006    265,665              4.43   1,176,358          0.53             1.40            13.65
AIM V.I. Capital Appreciation   2008     50,723              3.17     160,644            --             1.40           (43.30)
  Sub-Account                   2007     77,611              5.59     433,487            --             1.40            10.45
                                2006    125,055              5.06     632,398          0.05             1.40             4.83
                                2005    146,864              4.82     708,491          0.06             1.40             7.33
                                2004    160,011              4.49     719,218            --             1.40             5.14
AIM V.I. International          2008  1,618,515      5.02 - 18.70  27,961,110          0.80      0.95 - 1.75 (41.56) - (41.09)
  Growth Sub-Account            2007    445,944      8.54 - 31.74  11,954,057          1.05      0.95 - 1.75     0.37 - 13.15
                                2006    119,102              7.56     899,842          0.95             1.40            26.46
                                2005    140,508              5.97     839,474          0.66             1.40            16.29
                                2004    149,241              5.14     766,725          0.64             1.40            22.28
AIM V.I. Basic Balanced         2008     88,650              3.26     288,999          3.82             1.40           (39.18)
  Sub-Account                   2007    125,704              5.36     673,813          2.71             1.40             0.77
                                2006    183,755              5.32     977,412          1.83             1.40             9.02
                                2005    210,112              4.88   1,025,135          1.37             1.40             3.83
                                2004    248,074              4.70   1,165,729          1.39             1.40             6.02
AIM V.I. Global Real Estate     2008    449,308       5.21 - 5.29   2,360,062          9.45      0.95 - 1.75 (45.68) - (45.25)
  Sub-Account                   2007    156,912       9.58 - 9.67   1,510,684          9.59      0.95 - 1.75  (13.59) - (6.80)
  (Commenced 6/1/2007)
MFS Research Sub-Account        2008     26,232              3.60      94,515          0.58             1.40           (36.98)
                                2007     34,862              5.72     199,317          0.70             1.40            11.62
                                2006     54,023              5.12     276,705          0.51             1.40             8.95
                                2005     71,636              4.70     336,793          0.48             1.40             6.31
                                2004     78,859              4.42     348,759          1.14             1.40            14.24
MFS Investors Trust             2008     13,271              3.65      48,391          0.96             1.40           (34.01)
  Sub-Account                   2007     23,909              5.53     132,122          0.85             1.40             8.76
                                2006     33,624              5.08     170,831          0.49             1.40            11.43
                                2005     36,118              4.56     164,685          0.56             1.40             5.83
                                2004     39,372              4.31     169,641          0.66             1.40             9.80

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                ---------- ----------------- ----------- --------------------------------------------------
                                               UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                ---------- ----------------- ----------- ------------- ---------------- -------------------
MFS New Discovery          2008     10,205              4.38      44,654            --             1.40           (40.18)
  Sub-Account              2007     13,583              7.31      99,354            --             1.40             1.08
                           2006     28,494              7.24     206,180            --             1.40            11.65
                           2005     32,199              6.48     208,682            --             1.40             3.79
                           2004     37,742              6.24     235,687            --             1.40             5.03
Oppenheimer Main Street    2008     31,897              3.40     108,399          1.52             1.40           (39.33)
  Sub-Account              2007     45,428              5.60     254,460          1.11             1.40             2.96
                           2006     59,121              5.44     321,623          1.13             1.40            13.43
                           2005     61,558              4.80     295,228          1.38             1.40             4.51
                           2004     68,507              4.59     314,388          1.66             1.40             7.93
Oppenheimer Core Bond      2008     22,518              4.26      96,005          4.53             1.40           (39.90)
  Sub-Account              2007     37,290              7.09     264,529          5.54             1.40             2.93
                           2006     47,067              6.89     324,377          5.59             1.40             3.82
                           2005     56,108              6.64     372,459          5.19             1.40             1.16
                           2004     61,376              6.56     402,738          4.89             1.40             4.02
Oppenheimer Strategic Bond 2008      1,903              6.97      13,254          5.21             1.40           (15.40)
  Sub-Account              2007      5,661              8.23      46,614          3.59             1.40             8.16
                           2006      6,741              7.61      51,318          4.20             1.40             6.00
                           2005      6,741              7.18      48,414          5.03             1.40             1.24
                           2004     15,760              7.09     111,803          7.67             1.40             7.16
Oppenheimer Main Street    2008  1,863,546      6.29 - 10.72  19,372,328          0.18      0.95 - 1.75 (39.08) - (38.59)
  Small Cap Sub-Account    2007    492,857     10.26 - 17.46   8,314,186          0.03      0.95 - 1.75  (13.41) - (2.47)
                           2006     17,793             10.53     187,405          0.15             1.40            13.40
                           2005     20,466              9.29     190,080            --             1.40             8.40
                           2004     22,744              8.57     194,871            --             1.40            17.76
Oppenheimer Money          2008     25,333              5.91     149,653          2.83             1.40             1.34
  Sub-Account              2007     28,881              5.83     168,352          4.98             1.40             3.52
                           2006     33,346              5.63     187,777          4.54             1.40             3.26
                           2005     35,829              5.45     195,378          2.77             1.40             1.44
                           2004     55,454              5.38     297,947          0.82             1.40            (0.42)
Fidelity VIP Asset Manager 2008 10,322,631       8.51 - 8.77  88,545,973          2.51      0.89 - 1.40 (29.71) - (29.35)
  Sub-Account              2007 11,728,296     12.10 - 12.42 143,069,941          6.10      0.89 - 1.40    12.69 - 14.48
                           2006 13,137,764     10.62 - 10.85 140,644,002          2.76      0.89 - 1.40      5.83 - 6.37
                           2005 14,833,146     10.10 - 10.20 149,964,735          2.76      0.89 - 1.40      2.60 - 3.12
                           2004 16,742,417       9.84 - 9.89 165,013,843          2.75      0.89 - 1.40      4.00 - 4.53
Fidelity VIP Growth        2008 12,838,680       8.64 - 8.83 111,413,507          0.78      0.89 - 1.40 (47.91) - (47.64)
  Sub-Account              2007 14,370,091     16.58 - 16.86 239,237,615          0.83      0.89 - 1.40    24.72 - 25.83
                           2006 16,167,140     13.24 - 13.40 214,865,663          0.40      0.89 - 1.40      5.37 - 5.91
                           2005 18,327,783     12.57 - 12.65 231,030,576          0.51      0.89 - 1.40      4.33 - 4.86
                           2004 20,811,605     12.05 - 12.06 251,467,598          0.27      0.89 - 1.40      1.94 - 2.46
Fidelity VIP Contrafund    2008 16,114,037      7.13 - 28.60 222,674,108          1.01      0.89 - 2.25 (43.90) - (43.03)
  Sub-Account              2007 16,613,759     12.51 - 50.32 377,396,997          0.95      0.89 - 2.25    14.88 - 16.54
                           2006 17,625,464     10.73 - 40.96 338,418,167          1.29      0.89 - 2.25     9.11 - 10.73
                           2005 18,309,411      9.69 - 33.90 316,067,973          0.29      0.89 - 2.25     4.82 - 15.90
                           2004 18,632,563      8.36 - 14.91 278,932,413          0.33      0.89 - 1.40    13.87 - 14.45

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
Fidelity VIP Overseas         2008    713,199       7.04 - 8.09   5,413,449          2.46      1.15 - 1.40 (44.59) - (44.45)
  Sub-Account                 2007    826,076     12.67 - 14.58  11,327,734          3.29      1.15 - 1.40    15.67 - 15.96
                              2006    951,985     10.93 - 12.59  11,259,345          0.91      1.15 - 1.40    16.44 - 16.73
                              2005  1,115,424      9.36 - 10.71  11,307,291          0.67      1.15 - 1.40    17.40 - 17.69
                              2004  1,305,755       7.95 - 9.12  11,248,151          1.22      1.15 - 1.40    12.05 - 12.33
Fidelity VIP Equity-Income    2008    744,861              8.22   6,119,783          2.23             1.40           (43.46)
  Sub-Account                 2007    942,455             14.53  13,694,030          1.64             1.40             0.11
                              2006  1,227,074             14.51  17,809,782          3.26             1.40            18.53
                              2005  1,681,844             12.25  20,594,607          1.71             1.40             4.40
                              2004  2,015,346             11.73  23,638,817          1.61             1.40             9.98
Fidelity VIP Index 500        2008  6,061,847     10.58 - 10.89  64,164,439          2.01      0.89 - 1.35 (37.85) - (37.56)
  Sub-Account                 2007  7,211,573     17.03 - 17.44 122,812,705          3.57      0.89 - 1.35      4.02 - 4.50
                              2006  8,294,641     16.29 - 16.69 135,796,690          1.77      0.89 - 1.40    14.12 - 14.71
                              2005  9,738,122     14.28 - 14.55 139,624,446          1.84      0.89 - 1.40      3.37 - 3.90
                              2004 11,319,391     13.81 - 14.01 157,054,492          1.34      0.89 - 1.40      9.07 - 9.63
Fidelity VIP Money Market     2008  5,530,761       7.46 - 8.02  41,701,796          2.97      0.89 - 1.40      1.58 - 2.11
  Sub-Account                 2007  5,148,515       7.35 - 7.86  38,182,657          5.08      0.89 - 1.40      3.69 - 4.22
                              2006  4,981,073       7.08 - 7.54  35,607,299          4.77      0.89 - 1.40      3.43 - 3.96
                              2005  4,560,029       6.85 - 7.25  31,496,514          3.00      0.89 - 1.40      1.61 - 2.12
                              2004  4,311,139       6.74 - 7.10  29,307,345          1.21      0.89 - 1.40    (0.21) - 0.30
Fidelity VIP Mid Cap          2008  1,905,032     23.33 - 25.66  46,484,098          0.26      0.95 - 1.90 (40.75) - (40.18)
  Sub-Account                 2007    997,653     39.38 - 42.90  40,496,316          0.51      0.95 - 1.90    13.16 - 14.24
  (Commenced 11/7/2005)       2006    398,050     34.80 - 35.93  14,145,793            --      1.50 - 1.90    10.29 - 10.73
                              2005         --     31.55 - 32.45          --            --      1.50 - 1.90      6.98 - 7.04
DWS International Sub-Account 2008  2,819,612       6.39 - 6.42  18,108,679          1.39      1.35 - 1.40 (48.94) - (48.91)
                              2007  3,119,351     12.50 - 12.57  39,213,025          2.39      1.35 - 1.40    12.99 - 13.04
                              2006  3,170,743     11.07 - 11.12  35,260,353          1.83      1.35 - 1.40    24.17 - 24.23
                              2005  3,098,930       8.91 - 8.95  27,740,668          1.56      1.35 - 1.40    14.56 - 14.61
                              2004  3,067,352       7.78 - 7.81  23,975,184          1.27      1.35 - 1.40    14.91 - 14.96
MSF FI Mid Cap Opportunities  2008    526,883      1.22 - 10.60   2,819,031          0.41      0.89 - 1.40 (55.91) - (55.68)
  Sub-Account                 2007    574,272      2.76 - 23.91   6,518,918          0.13      0.89 - 1.40      6.82 - 7.37
                              2006    566,610      2.58 - 22.27   5,260,407          0.01      0.89 - 1.40    10.30 - 10.87
                              2005    579,118      2.34 - 20.09   4,104,050            --      0.89 - 1.40      5.43 - 6.13
                              2004    614,837      2.22 - 18.93   3,336,741          0.76      0.89 - 1.40    15.56 - 17.19
MSF FI Large Cap Sub-Account  2008    306,796       8.85 - 9.77   2,882,121            --      1.50 - 2.30 (46.08) - (45.64)
  (Commenced 5/1/2006)        2007    275,445     16.41 - 17.97   4,767,365          0.15      1.50 - 2.30      1.57 - 2.39
                              2006    134,065     16.16 - 17.74   2,286,045            --      1.40 - 2.30      3.73 - 4.67
MSF FI Value Leaders          2008    251,266     12.02 - 13.27   3,223,563          1.80      1.50 - 2.30 (40.40) - (39.92)
  Sub-Account                 2007    211,868     20.17 - 22.08   4,542,761          0.69      1.50 - 2.30      1.71 - 2.53
  (Commenced 5/1/2006)        2006    126,575     19.83 - 21.76   2,662,087            --      1.40 - 2.30      7.04 - 8.00
MSF Russell 2000 Index        2008    478,053      4.57 - 12.68   5,298,056          1.35      0.89 - 1.40 (34.43) - (34.05)
  Sub-Account                 2007    481,904      6.97 - 19.23   8,015,832          0.93      0.89 - 1.40   (2.89) - (2.39)
                              2006    490,302      7.17 - 19.71   8,227,895          0.92      0.89 - 1.40    16.33 - 16.92
                              2005    508,847      6.17 - 16.85   7,123,561          0.67      0.89 - 1.40      3.05 - 3.58
                              2004    476,600      5.98 - 16.27   6,154,751          0.33      0.89 - 1.40    16.12 - 16.72

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                   ---------- ----------------- ----------- --------------------------------------------------
                                                  UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF Julius Baer International 2008    380,684      3.34 - 11.48   3,539,311          2.93      1.40 - 1.90 (45.29) - (44.91)
  Stock Sub-Account           2007    398,333      6.06 - 20.94   6,422,071          0.76      1.40 - 1.90      7.99 - 8.79
                              2006    262,656      5.57 - 19.34   3,232,921          0.70      1.40 - 1.90    14.05 - 14.87
                              2005    140,779      4.85 - 14.55     683,055          0.67      1.40 - 1.90     8.23 - 16.37
                              2004    120,078              4.17     500,667          1.24             1.40            16.55
MSF MetLife Stock Index       2008 15,678,062      8.00 - 32.13 164,166,647          1.80      0.89 - 2.35 (38.72) - (37.66)
  Sub-Account                 2007 17,885,006     13.05 - 51.54 299,989,839          0.90      0.89 - 2.35      2.52 - 4.30
                              2006 19,358,596     12.71 - 49.42 313,093,531          1.81      0.89 - 2.35    12.52 - 14.44
                              2005 21,140,946     11.41 - 43.18 301,690,699          1.44      0.89 - 2.35      1.96 - 3.71
                              2004 20,771,866     11.19 - 41.64 289,969,197          0.76      0.89 - 2.35      7.71 - 9.55
MSF BlackRock Legacy          2008     49,555     20.78 - 22.18   1,031,800          0.43      0.89 - 1.35 (37.36) - (37.07)
  Large Cap Growth            2007     31,453     33.18 - 35.25   1,046,603          0.17      0.89 - 1.35    17.12 - 17.66
  Sub-Account                 2006     19,004     28.33 - 29.96     538,656          0.12      0.89 - 1.35      2.74 - 3.21
                              2005     16,067     27.57 - 29.03     443,189          0.38      0.89 - 1.35      5.57 - 6.06
                              2004     11,623     26.12 - 27.37     303,907            --      0.89 - 1.35      7.35 - 7.85
MSF BlackRock Strategic Value 2008    587,465     12.56 - 13.06   7,377,709          0.53      0.89 - 1.35 (39.23) - (38.95)
  Sub-Account                 2007    625,394     20.66 - 21.39  12,924,658          0.30      0.89 - 1.35   (4.75) - (4.31)
                              2006    613,247     21.69 - 22.35  13,305,490          0.31      0.89 - 1.35    15.17 - 15.70
                              2005    598,942     18.84 - 19.32  11,283,336            --      0.89 - 1.35      2.76 - 3.23
                              2004    500,254     18.33 - 18.71   9,178,131            --      0.89 - 1.35    13.79 - 14.32
MSF BlackRock Bond            2008    748,389     37.59 - 55.83  32,695,795          5.04      0.89 - 2.30   (5.77) - (4.29)
  Income Sub-Account          2007    654,278     39.89 - 58.33  30,160,113          2.44      0.89 - 2.30      3.70 - 5.35
                              2006    261,942     38.47 - 55.36  11,911,372          2.91      0.89 - 2.30      1.90 - 3.49
                              2005     69,533     47.73 - 53.56   3,363,782          3.39      0.89 - 1.40      0.99 - 1.51
                              2004     41,397     47.26 - 52.70   1,980,546          3.19      0.89 - 1.40      2.98 - 3.50
MSF BlackRock Large Cap       2008    257,240       9.58 - 9.88   2,464,834          0.86      0.89 - 1.35 (35.78) - (35.48)
  Value Sub-Account           2007    251,656     14.92 - 15.31   3,754,451          0.91      0.89 - 1.35      2.00 - 2.47
                              2006    154,904     14.62 - 14.94   2,265,770          1.04      0.89 - 1.35    17.73 - 18.27
                              2005     77,212     12.42 - 12.63     959,195          0.83      0.89 - 1.35      4.57 - 5.05
                              2004     51,124     11.88 - 12.03     607,734            --      0.89 - 1.35    11.88 - 12.40
MSF Lehman Brothers           2008    527,803     14.94 - 15.65   7,896,020          4.75      0.89 - 1.35      4.56 - 5.05
  Aggregate Bond Index        2007    436,992     14.29 - 14.90   6,246,008          4.31      0.89 - 1.35      5.43 - 5.92
  Sub-Account                 2006    340,120     13.55 - 14.07   4,610,137          4.38      0.89 - 1.35      2.73 - 3.20
                              2005    300,648     13.19 - 13.63   3,972,358          3.46      0.89 - 1.35      0.70 - 1.16
                              2004    175,612     13.10 - 13.48   2,302,498          2.68      0.89 - 1.35      2.80 - 3.17
MSF MFS Value Sub-Account     2008  2,080,451      9.41 - 11.38  22,207,620          1.81      0.89 - 2.30 (30.55) - (21.82)
                              2007  1,601,257     14.33 - 17.03  25,634,063          0.27      0.89 - 2.30    (5.09) - 6.03
                              2006    807,102     15.02 - 16.20  12,448,890          2.01      0.89 - 2.30    16.43 - 19.64
                              2005    423,013     12.96 - 13.39   5,483,921          0.69      0.89 - 1.35   (2.70) - (2.24)
                              2004    333,624     13.32 - 13.70   4,447,364          0.44      0.89 - 1.35    10.03 - 10.43
MSF Morgan Stanley EAFE Index 2008  1,129,559      9.89 - 10.36  11,178,515          2.94      0.89 - 1.35 (42.86) - (42.60)
  Sub-Account                 2007  1,079,041     17.30 - 18.05  18,684,621          1.93      0.89 - 1.35      9.32 - 9.83
                              2006    910,003     15.83 - 16.43  14,411,542          1.63      0.89 - 1.35    24.04 - 24.61
                              2005    636,754     12.76 - 13.19   8,127,890          1.48      0.89 - 1.35    11.73 - 12.24
                              2004    350,801     11.42 - 11.75   4,010,502          0.56      0.89 - 1.35    18.04 - 18.58

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------- ----------------- ----------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
MSF MFS Total Return         2008    977,440     30.49 - 41.85  34,110,264          3.52      0.89 - 2.30 (24.08) - (15.13)
  Sub-Account                2007  1,100,140     38.88 - 54.24  50,198,332          1.84      0.89 - 2.30      1.79 - 3.45
                             2006    647,027     38.20 - 52.44  29,037,432          1.84      0.89 - 2.30     9.43 - 11.22
                             2005    183,329     42.86 - 47.15   7,938,057          1.60      0.89 - 1.40      1.69 - 2.21
                             2004     97,363     42.15 - 46.13   4,141,052          2.14      0.89 - 1.40     9.70 - 10.27
MSF MetLife Mid Cap Stock    2008    999,722     10.67 - 11.09  10,679,425          1.39      0.89 - 1.35 (37.03) - (36.74)
  Index Sub-Account          2007    886,564     16.94 - 17.54  15,036,423          0.79      0.89 - 1.35      6.33 - 6.82
                             2006    751,885     15.93 - 16.42  11,992,134          1.17      0.89 - 1.35      8.62 - 9.12
                             2005    538,128     14.67 - 15.04   7,899,398          0.64      0.89 - 1.35    10.77 - 11.28
                             2004    364,852     13.24 - 13.52   4,837,054          0.39      0.89 - 1.35    14.49 - 15.02
MSF Davis Venture Value      2008 37,459,395      8.43 - 25.67 339,962,645          1.19      0.89 - 2.35 (40.87) - (38.31)
  Sub-Account                2007 39,936,774     14.23 - 42.70 599,873,294          0.67      0.89 - 2.35      1.99 - 3.65
                             2006 43,433,483     13.94 - 41.19 632,598,729          0.71      0.89 - 2.35    11.76 - 13.57
                             2005 44,607,893     12.62 - 36.27 574,773,194          0.51      0.89 - 2.35      7.59 - 9.32
                             2004 54,052,906     11.73 - 33.18 639,730,420          0.45      0.89 - 2.35     9.53 - 11.37
MSF Harris Oakmark Focused   2008 16,302,851      8.27 - 21.61 146,716,944          0.06      0.89 - 2.35 (47.39) - (46.49)
  Value Sub-Account          2007 18,551,932     15.69 - 40.39 316,048,072          0.35      0.89 - 2.35   (9.25) - (7.67)
                             2006 21,686,262     17.28 - 43.74 402,048,625          0.11      0.89 - 2.35     9.58 - 11.46
                             2005 23,942,954     15.94 - 39.25 399,066,263            --      0.89 - 2.35      7.17 - 9.01
                             2004 27,909,852     14.88 - 36.00 424,832,489            --      0.89 - 2.35      7.10 - 8.96
MSF Jennison Growth          2008 14,090,231       1.69 - 8.21 112,407,198          2.13      1.30 - 2.35 (38.03) - (37.13)
  Sub-Account                2007 14,275,390      2.70 - 13.10 182,244,421          0.19      1.30 - 2.35     8.79 - 10.11
                             2006 15,655,366      2.45 - 11.92 182,151,002            --      1.30 - 2.35      0.15 - 1.20
                             2005 15,959,598      2.42 - 11.44 184,124,042            --      1.40 - 2.35    10.91 - 20.37
                             2004 22,012,332     10.31 - 10.51 229,058,863          0.01      1.30 - 2.35      6.40 - 7.53
MSF BlackRock Money Market   2008 55,686,362     10.19 - 26.67 595,304,545          2.42      1.15 - 2.35      0.21 - 1.42
  Sub-Account                2007 22,951,175     10.16 - 25.09 241,601,183          4.74      1.15 - 2.35      2.37 - 3.61
  (Commenced 5/3/2004)       2006 18,324,659      9.91 - 24.22 187,577,920          4.50      1.30 - 2.35      2.13 - 3.20
                             2005 12,431,418      9.82 - 23.43 123,785,657          2.01      1.30 - 2.35      0.42 - 1.47
                             2004      1,856             23.09      42,787          0.70             1.40            (0.42)
MSF T. Rowe Price Small Cap  2008    332,266      8.98 - 11.66   3,243,702            --      0.89 - 2.30 (37.08) - (34.32)
  Growth Sub-Account         2007     77,656     16.25 - 18.44   1,279,290            --      0.89 - 1.40      8.32 - 8.88
  (Commenced 5/3/2004)       2006     73,595     15.00 - 16.94   1,115,539            --      0.89 - 1.40      2.46 - 2.98
                             2005     63,311     14.64 - 16.45     932,545            --      0.89 - 1.40     9.47 - 10.19
                             2004     31,008     13.38 - 14.93     418,893            --      0.89 - 1.40     9.54 - 11.08
MSF Western Asset Management 2008  5,356,593     14.23 - 17.35  85,351,962          3.54      0.95 - 2.35   (2.85) - (1.48)
  U. S. Government           2007  2,760,203     14.93 - 17.61  44,641,935          2.32      0.95 - 2.30      1.76 - 3.04
  Sub-Account                2006  1,527,142     14.41 - 16.38  24,039,423          1.66      1.30 - 2.35      1.51 - 2.58
  (Commenced 5/2/2005)       2005    391,235     14.20 - 15.96   6,040,783            --      1.30 - 2.35   (0.73) - (0.04)
MSF Oppenheimer Global       2008    671,786     11.17 - 12.50   7,900,093          1.77      0.95 - 1.90 (41.68) - (41.12)
  Equity Sub-Account         2007    501,067     19.16 - 21.24   9,987,034          0.71      0.95 - 1.90      4.25 - 5.25
  (Commenced 11/7/2005)      2006    195,337     18.38 - 19.12   3,691,502          0.20      1.50 - 1.90    14.17 - 14.62
                             2005         --     16.10 - 16.68          --            --      1.50 - 1.90      6.63 - 6.70
MSF MetLife Aggressive       2008    159,053       7.35 - 7.47   1,183,183          0.50      1.55 - 2.25 (41.78) - (41.37)
  Allocation Sub-Account     2007    189,794     12.50 - 12.74   2,403,475          0.05      1.55 - 2.25      0.96 - 1.67
  (Commenced 5/1/2006)       2006    101,305     12.39 - 12.57   1,267,689            --      1.40 - 2.25    11.82 - 12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                   --------- ----------------- ---------- --------------------------------------------------
                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ---------- ------------- ---------------- -------------------
MSF MetLife Conservative      2008   602,771       9.24 - 9.44  5,653,460          0.85      1.55 - 2.15 (16.21) - (15.71)
  Allocation Sub-Account      2007   242,633     11.07 - 11.20  2,702,849            --      1.55 - 2.00      3.47 - 3.94
  (Commenced 5/1/2006)        2006   194,471     10.65 - 10.81  2,088,145            --      1.40 - 2.25      3.88 - 4.76
MSF MetLife Conservative to   2008   664,967       8.77 - 8.95  5,902,351          1.05      1.55 - 2.10 (23.23) - (22.81)
  Moderate Allocation         2007   392,909     11.42 - 11.59  4,529,792            --      1.55 - 2.10      2.62 - 3.19
  Sub-Account                 2006   273,176     11.10 - 11.26  3,060,196            --      1.40 - 2.25      6.08 - 6.98
  (Commenced 5/1/2006)
MSF MetLife Moderate          2008 4,259,716       8.24 - 8.46 35,786,827          0.77      1.55 - 2.25 (30.23) - (29.73)
  Allocation Sub-Account      2007 3,351,654     11.81 - 12.04 40,157,114          0.01      1.55 - 2.25      2.01 - 2.73
  (Commenced 5/1/2006)        2006 1,554,946     11.58 - 11.75 18,172,533            --      1.40 - 2.25      8.31 - 9.23
MSF MetLife Moderate to       2008 5,745,796       7.65 - 7.83 44,674,622          0.61      1.55 - 2.25 (36.57) - (36.12)
  Aggressive Allocation       2007 5,047,763     12.02 - 12.25 61,541,186          0.02      1.55 - 2.25      1.53 - 2.24
  Sub-Account                 2006 1,876,875     11.84 - 12.01 22,426,140            --      1.40 - 2.25     9.59 - 10.53
  (Commenced 5/1/2006)
MSF T. Rowe Price Large Cap
  Growth Sub-Account
  (Commenced 4/28/2008)       2008    27,135     19.86 - 21.22    565,146            --      1.50 - 1.90 (44.05) - (43.82)
MSF Loomis Sayles Small-Cap
  Sub-Account
  (Commenced 7/14/2008)       2008       926     21.12 - 22.90     20,162            --      1.20 - 1.75 (25.82) - (25.62)
MSF Neuberger Berman Mid Cap
  Value Sub-Account
  (Commenced 7/14/2008)       2008     1,374     13.33 - 14.09     18,573            --      1.20 - 1.75 (40.64) - (40.49)
MSF Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)      2008    12,651     10.12 - 10.14    128,139            --      1.30 - 2.05      0.61 - 0.71
Van Kampen LIT Capital        2008    33,379              2.66     88,923          0.55             1.40           (49.70)
  Growth Sub-Account          2007 1,659,770       5.28 - 5.59  9,156,031            --      1.50 - 2.30    13.98 - 15.33
                              2006 1,033,865       4.59 - 4.87  4,964,651            --      1.40 - 2.30      0.30 - 1.43
                              2005    88,859       4.53 - 4.61    402,324          0.27      1.40 - 2.30      4.67 - 6.44
                              2004   108,230              4.25    460,401            --             1.40             5.54
Van Kampen LIT Enterprise     2008    20,306              2.44     49,619          1.23             1.40           (43.75)
  Sub-Account                 2007    28,313              4.34    122,997          0.39             1.40            11.11
                              2006    39,881              3.91    155,927          0.42             1.40             5.59
                              2005    43,297              3.70    160,313          0.71             1.40             6.65
                              2004    46,381              3.47    161,022          0.40             1.40             2.60
Van Kampen LIT Growth and     2008 4,699,178      4.87 - 18.34 57,517,543          1.50      0.95 - 1.90 (33.49) - (32.85)
  Income Sub-Account          2007 3,069,791      7.27 - 27.31 49,067,204          1.01      0.95 - 1.90      0.58 - 1.55
                              2006 1,465,291      7.17 - 14.19 20,351,040          2.60      1.40 - 1.90    13.80 - 14.62
                              2005    43,633      6.26 - 12.16    272,973          1.17      1.40 - 1.90      2.34 - 8.46
                              2004    54,075              5.77    311,904          1.01             1.40            12.78

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                 --------- ----------------- ---------- --------------------------------------------------
                                               UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                   LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ---------------- -------------------
Van Kampen LIT Comstock     2008 6,365,782      9.11 - 10.18 60,483,870          2.08      0.95 - 1.90 (37.02) - (36.41)
  Sub-Account               2007 5,188,036     14.46 - 16.01 77,264,934          1.17      0.95 - 1.90   (4.18) - (3.26)
  (Commenced 11/7/2005)     2006 2,167,418     15.09 - 15.48 33,275,164          0.01      1.50 - 1.90    13.87 - 14.32
                            2005        --     13.26 - 13.54         --            --      1.50 - 1.90      4.60 - 4.67
Federated Equity Income     2008     4,805              3.91     18,768          3.71             1.40           (31.42)
  Sub-Account               2007     5,473              5.70     31,173          4.43             1.40             0.63
                            2006    17,127              5.66     96,942          2.18             1.40            21.43
                            2005    18,507              4.66     86,264          2.24             1.40             1.90
                            2004    20,644              4.57     94,430          3.43             1.40            11.27
Federated High Income       2008    10,612              4.87     51,695         10.07             1.40           (27.03)
  Bond Sub-Account          2007    18,999              6.68    126,835          7.93             1.40             1.98
                            2006    20,273              6.55    132,703          8.52             1.40             9.27
                            2005    22,143              5.99    132,652          8.76             1.40             1.23
                            2004    31,469              5.92    186,227          8.60             1.40             8.92
Federated Mid Cap Growth    2008    19,463              3.73     72,650            --             1.40           (44.28)
  Strategies Sub-Account    2007    20,874              6.70    139,853            --             1.40            16.37
                            2006    32,906              5.76    189,442            --             1.40             6.73
                            2005    35,001              5.39    188,801            --             1.40            11.14
                            2004    38,902              4.85    188,806            --             1.40            13.82
Neuberger Berman Genesis    2008       809             10.07      8,146          3.68             0.89           (33.45)
  Sub-Account               2007       927             15.13     14,022          0.14             0.89            20.72
                            2006     1,051             12.53     13,167          1.05             0.89             6.31
                            2005     1,183             11.79     13,953            --             0.89            15.27
                            2004     1,371             10.23     14,030          0.15             0.89            17.62
Alger American SmallCap     2008 6,485,576       5.80 - 5.87 37,826,339            --      1.25 - 1.40 (47.35) - (47.27)
  Growth Sub-Account        2007 7,147,895     11.01 - 11.13 79,134,670            --      1.25 - 1.40    15.60 - 15.78
                            2006 7,749,990       9.53 - 9.61 74,178,889            --      1.25 - 1.40    18.35 - 18.53
                            2005 8,307,133       8.05 - 8.11 67,142,470            --      1.25 - 1.40    15.26 - 15.43
                            2004 9,017,916       6.98 - 7.03 63,245,357            --      1.25 - 1.40    14.95 - 15.12
T. Rowe Price Growth Stock  2008   104,973             50.75  5,327,165          0.40             0.89           (42.77)
  Sub-Account               2007   118,255             88.67 10,486,221          0.60             0.89             9.38
                            2006   128,359             81.07 10,405,667          0.62             0.89             5.62
                            2005   142,212             71.72 10,198,928          0.07             0.89             5.62
                            2004   162,635             67.90 11,049,157          0.59             1.25             9.26
T. Rowe Price International 2008    76,425              7.99    610,995          1.51             0.89           (48.48)
  Stock Sub-Account         2007    87,971             15.52  1,365,106          1.62             0.89            12.42
                            2006    96,658             13.80  1,334,230          1.20             0.89            18.21
                            2005   102,719             11.68  1,199,507          1.45             0.89            15.24
                            2004   107,931             10.13  1,094,227          1.20             0.89            12.88
T. Rowe Price Prime Reserve 2008   120,897             18.35  2,218,473          2.47             0.89             1.64
  Sub-Account               2007    96,955             18.05  1,750,411          4.77             0.89             3.94
                            2006    87,463             17.37  1,519,155          4.55             0.89             3.64
                            2005    82,793             16.76  1,387,505          2.70             0.89             1.81
                            2004    69,819             16.46  1,149,982          0.81             0.89            (0.10)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                       --------- ----------------- ----------- --------------------------------------------------
                                                     UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                         LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ----------------- ----------- ------------- ---------------- -------------------
Janus Aspen Worldwide Growth      2008     1,089              4.61       5,018          1.21             0.89           (45.15)
  Sub-Account                     2007     1,182              8.40       9,932          0.76             0.89             8.65
                                  2006     1,276              7.73       9,873          1.77             0.89            17.16
                                  2005     1,375              6.60       9,075          1.36             0.89             4.93
                                  2004     1,477              6.29       9,304          1.00             0.89             3.85
American Funds Global Small       2008 1,683,911     15.35 - 17.10  27,428,704            --      0.89 - 1.90 (54.33) - (49.46)
  Capitalization Sub-Account      2007   985,561     34.16 - 37.13  35,036,450          2.98      0.89 - 1.75    19.31 - 20.35
                                  2006   666,735     29.64 - 30.85  19,777,453          0.46      0.89 - 1.35    22.39 - 22.96
                                  2005   470,780     24.22 - 25.09  11,408,824          0.90      0.89 - 1.35    23.68 - 24.24
                                  2004   282,816     19.58 - 20.19   5,545,295            --      0.89 - 1.35    19.26 - 19.81
American Funds Growth             2008 2,453,157    77.98 - 110.79 231,101,074          1.04      0.89 - 2.30 (45.25) - (44.47)
  Sub-Account                     2007 1,458,315   142.42 - 199.51 245,762,919          0.98      0.89 - 2.30     9.78 - 11.35
                                  2006   729,519   129.74 - 179.18 111,503,370          1.17      0.89 - 2.30      7.72 - 9.24
                                  2005   208,063   120.44 - 164.02  30,740,407          0.78      0.89 - 2.30     6.63 - 15.16
                                  2004   132,705   129.36 - 142.42  17,199,760          0.21      0.89 - 1.35    10.98 - 11.50
American Funds                    2008 1,942,091     58.79 - 83.53 136,811,504          2.00      0.89 - 2.30 (39.27) - (38.40)
  Growth--Income                  2007 1,369,874    96.80 - 135.60 156,224,069          1.92      0.89 - 2.30      2.64 - 4.11
  Sub-Account                     2006   687,630    94.31 - 130.25  76,344,065          2.27      0.89 - 2.30    12.59 - 14.18
                                  2005   199,680    83.76 - 114.07  20,563,346          1.49      0.89 - 2.30      4.51 - 4.90
                                  2004   137,919    98.77 - 108.74  13,647,442          1.15      0.89 - 1.35      8.89 - 9.39
American Funds Global             2008 5,818,048     16.04 - 18.78 101,450,809          2.17      0.95 - 2.30 (39.80) - (38.97)
  Growth Sub-Account              2007 3,676,314     26.64 - 30.77 104,847,881          3.27      0.95 - 2.30    12.22 - 13.76
  (Commenced 11/7/2005)           2006 1,374,016     23.74 - 25.90  34,540,668          0.78      1.40 - 2.30    17.70 - 18.76
                                  2005    22,386     20.17 - 21.81     473,459            --      1.40 - 2.30      7.09 - 7.25
American Funds Bond               2008 1,887,421     13.37 - 14.94  27,017,111          9.06      0.95 - 1.90 (11.06) - (10.21)
  Sub-Account                     2007   413,860     15.27 - 16.64   6,639,941          8.01      0.95 - 1.75      0.28 - 2.19
  (Commenced 6/1/2007)
FTVIPT Mutual Shares              2008 3,944,854     14.13 - 15.86  58,571,142          3.27      0.95 - 1.90 (38.30) - (37.71)
  Securities Sub-Account          2007 3,006,411     22.90 - 25.46  71,392,728          1.37      0.95 - 1.90      1.52 - 2.50
  (Commenced 11/7/2005)           2006 1,273,727     22.56 - 23.49  29,530,718          0.99      1.50 - 1.90    16.16 - 16.62
                                  2005    11,181     18.72 - 20.33     217,513            --      1.40 - 2.30      4.64 - 4.79
FTVIPT Templeton Foreign          2008 2,485,260      9.21 - 21.55  48,551,609          2.33      1.55 - 2.30 (41.74) - (41.30)
  Securities Sub-Account          2007 1,778,828     15.73 - 36.77  56,498,732          1.81      1.55 - 2.30    12.82 - 13.67
  (Commenced 11/7/2005)           2006   946,611     13.88 - 32.88  24,137,809          1.33      1.40 - 2.30    18.69 - 19.76
                                  2005    33,847     11.86 - 25.00     813,751            --      1.40 - 2.30      4.87 - 5.02
FTVIPT Templeton Growth           2008 2,828,128      7.79 - 11.26  27,929,783          1.79      0.95 - 1.90 (43.41) - (42.87)
  Securities Sub-Account          2007 2,063,301     13.72 - 19.85  38,096,365          1.31      0.95 - 1.90      0.41 - 1.37
  (Commenced 11/7/2005)           2006   784,417     18.41 - 19.72  15,182,959          0.76      1.50 - 1.90       19.52 - 20
                                  2005        --     15.41 - 15.57          --            --      1.50 - 1.90      4.78 - 4.84
FTVIPT Franklin Income Securities 2008 2,613,572     27.09 - 35.10  82,449,457          5.48      0.95 - 2.25 (31.23) - (30.32)
  Sub-Account                     2007 1,974,360     39.38 - 50.37  88,519,218          3.16      0.95 - 2.25      1.44 - 2.77
  (Commenced 11/7/2005)           2006   664,025     38.83 - 45.21  28,820,820          2.35      1.40 - 2.25    15.62 - 16.60
                                  2005     4,136     33.58 - 38.78     150,925            --      1.40 - 2.25      0.82 - 0.96

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                     ---------------------------------------- --------------------------------------------------
                                                    UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                        LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                          UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ----------------- ----------- ------------- ---------------- -------------------
FTVIPT Templeton Global Income  2008  1,462,599     12.80 - 13.87  19,575,877          3.50      0.95 - 1.75      4.36 - 5.20
  Securities Sub-Account        2007    318,925     12.27 - 13.18   4,080,871          0.01      0.95 - 1.75      3.66 - 9.78
  (Commenced 6/1/2007)
FTVIPT Franklin Small Cap Value 2008    856,253       5.76 - 5.83   4,965,586          1.04      0.95 - 1.75 (34.18) - (33.65)
  Securities Sub-Account        2007    251,664       8.75 - 8.79   2,208,487            --      0.95 - 1.75  (14.60) - (3.45)
  (Commenced 6/1/2007)
UIF Equity and Income           2008 13,625,412     11.34 - 11.97 158,238,412          2.44      0.95 - 1.90 (24.14) - (23.41)
  Sub-Account                   2007 10,934,412     14.95 - 15.63 166,104,798          2.06      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)         2006  4,592,861     14.74 - 14.96  68,376,576          0.79      1.50 - 1.90    10.46 - 10.91
                                2005         --     13.34 - 13.49          --            --      1.50 - 1.90      2.16 - 2.22
UIF U.S Real Estate             2008  2,248,952     14.64 - 30.26  38,153,749          3.39      0.95 - 1.90 (39.07) - (38.49)
  Sub-Account                   2007  2,043,530     24.02 - 49.19  52,908,525          2.27      0.95 - 1.90 (18.64) - (17.86)
  (Commenced 11/7/2005)         2006    928,174     29.52 - 30.20  27,806,209          0.66      1.50 - 1.90    35.46 - 36.00
                                2005         --      21.8 - 22.20          --            --      1.50 - 1.90      7.52 - 7.59
UIF U.S. Mid Cap Value          2008  1,130,852       6.31 - 6.41   7,194,408          0.78      0.95 - 1.75 (42.44) - (41.98)
  Sub-Account                   2007    257,428     10.95 - 11.05   2,833,669          0.17      0.95 - 1.75   (6.13) - (6.63)
  (Commenced 6/1/2007)
Pioneer VCT Bond Sub-Account
  (Commenced 7/14/2008)         2008      8,267       9.87 - 9.94      82,002          1.64      1.20 - 1.75   (3.38) - (3.13)
Pioneer VCT Cullen Value
  Sub-Account
  (Commenced 7/14/2008)         2008     21,316       7.29 - 7.38     156,566            --      1.20 - 1.75 (21.91) - (21.71)
Pioneer VCT Emerging Markets
  Sub-Account
  (Commenced 7/14/2008)         2008      4,387      9.83 - 10.32      43,804            --      1.20 - 1.75 (50.82) - (50.69)
Pioneer VCT Equity Income
  Sub-Account
  (Commenced 7/14/2008)         2008      2,134     15.01 - 15.22      32,445          0.69      1.60 - 1.75 (22.10) - (22.05)
Pioneer VCT Fund Sub-Account
  (Commenced 7/14/2008)         2008      5,631       6.72 - 7.05      39,673          0.69      1.20 - 1.75 (24.80) - (24.61)
Pioneer VCT Global High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008        500       6.65 - 6.66       3,327          4.67      1.60 - 1.75 (33.36) - (33.31)
Pioneer VCT High Yield
  Sub-Account
  (Commenced 7/14/2008)         2008      1,528       6.63 - 6.64      10,146          2.82      1.20 - 1.60 (33.23) - (33.11)
Pioneer VCT Ibbotson Aggressive
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008        512              9.89       5,067            --             1.20           (30.47)
Pioneer VCT Ibbotson Growth
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008    346,884     10.21 - 10.51   3,587,235            --      1.20 - 1.95 (27.48) - (27.22)

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                             FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------- --------------------------------------------------
                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     --------- ----------------- ---------- ------------- ---------------- -------------------
Pioneer VCT Ibbotson Moderate
  Allocation Sub-Account
  (Commenced 7/14/2008)         2008   109,195     10.23 - 10.47  1,127,161            --      1.20 - 1.80 (24.71) - (24.50)
Pioneer VCT International Value
  Sub-Account
  (Commenced 7/14/2008)         2008       326     10.18 - 10.41      3,375            --      1.20 - 1.60 (34.35) - (34.22)
Pioneer VCT Mid Cap Value       2008 1,105,223     20.42 - 23.30 23,891,796          0.87      0.95 - 1.90 (35.01) - (34.39)
  Sub-Account                   2007   813,072     31.43 - 35.50 26,728,784          0.54      0.95 - 1.90      3.35 - 4.34
  (Commenced 11/7/2005)         2006   262,287     30.41 - 31.88  8,219,057            --      1.50 - 1.90    10.16 - 10.60
                                2005        --     27.60 - 28.83         --            --      1.50 - 1.90      6.23 - 6.29
Pioneer VCT Oak Ridge Large Cap
  Growth Sub-Account
  (Commenced 7/14/2008)         2008     1,951       7.40 - 7.44     14,455            --      1.50 - 1.60 (26.78) - (26.75)
Pioneer VCT Real Estate Shares
  Sub-Account
  (Commenced 7/14/2008)         2008     3,001     10.87 - 11.38     33,133          1.71      1.20 - 1.75 (32.64) - (32.47)
Pioneer VCT Small Cap Value
  Sub-Accont
  (Commenced 7/14/2008)         2008     1,335       7.56 - 7.77     10,348            --      1.20 - 1.60 (28.92) - (28.79)
Pioneer VCT Strategic Income
  Sub-Account
  (Commenced 7/14/2008)         2008     6,431       8.63 - 8.65     55,610          1.09      1.20 - 1.75 (13.53) - (13.31)
LMPVET Small Cap Growth         2008 1,214,861      7.98 - 10.42 10,577,679            --      0.95 - 2.30 (42.06) - (41.27)
  Sub-Account                   2007   754,675     13.77 - 17.53 10,904,358            --      1.10 - 2.30      7.50 - 8.80
  (Commenced 11/7/2005)         2006   325,638     12.81 - 13.36  4,282,564          0.46      1.40 - 2.30    10.21 - 11.20
                                2005    15,787     11.63 - 12.01    187,061            --      1.40 - 2.30      5.33 - 5.49
LMPVET Investors Sub-Account    2008   188,889     10.05 - 10.97  2,012,063          1.09      1.50 - 2.30 (37.09) - (36.59)
  (Commenced 11/7/2005)         2007   279,645     15.98 - 17.30  4,699,165          1.52      1.50 - 2.30      1.53 - 2.35
                                2006   130,370     15.74 - 17.05  2,127,448          2.98      1.40 - 2.30    15.58 - 16.62
                                2005     6,750     13.62 - 14.62     95,594          1.12      1.40 - 2.30      3.58 - 3.73
LMPVET Equity Index             2008 2,108,918      6.05 - 17.90 37,329,346          1.99      1.55 - 2.90 (39.14) - (38.46)
  Sub-Account                   2007 2,276,152      9.89 - 29.42 66,117,281          2.15      1.55 - 2.90      2.17 - 3.30
  (Commenced 11/7/2005)         2006 1,440,692      9.61 - 10.25 41,031,761          3.98      1.40 - 2.90    12.51 - 13.52
                                2005     2,224      25.69 - 9.03     19,773          1.22      1.40 - 2.90      3.64 - 3.83
LMPVET Fundamental Value        2008 2,724,852     19.41 - 23.70 59,326,416          1.83      0.95 - 2.30 (38.03) - (37.18)
  Sub-Account                   2007 2,440,021     31.33 - 37.72 84,463,307          1.55      0.95 - 2.30   (1.05) - (0.31)
  (Commenced 11/7/2005)         2006 1,257,495     31.66 - 35.61 43,419,332          3.96      1.40 - 2.30    14.15 - 15.18
                                2005     1,160     27.73 - 30.92     34,376          0.96      1.40 - 2.30      3.30 - 3.45
LMPVET Appreciation             2008 3,070,482     11.00 - 25.50 70,122,225          1.44      0.95 - 2.30 (31.05) - (29.98)
  Sub-Account                   2007 2,591,844     15.95 - 36.42 83,497,462          1.37      0.95 - 2.30      1.22 - 7.39
  (Commenced 11/7/2005)         2006 1,236,956     27.95 - 32.05 38,211,834          2.66      1.40 - 2.30    12.19 - 13.21
                                2005     1,722     24.91 - 28.31     47,007          0.48      1.40 - 2.30      2.32 - 2.47

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- --------------------------------------------------
                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ---------------- -------------------
LMPVET Aggressive Growth     2008 10,751,677       7.58 - 9.01  86,704,540            --      0.95 - 2.30 (41.77) - (40.97)
  Sub-Account                2007  9,406,900     13.02 - 15.26 127,959,661            --      0.95 - 2.30    (0.82) - 0.54
  (Commenced 11/7/2005)      2006  5,468,811     13.12 - 13.68  73,942,504            --      1.40 - 2.30      6.32 - 7.28
                             2005     15,934     12.34 - 12.75     200,186            --      1.40 - 2.30      3.53 - 3.68
LMPVET Large Cap Growth      2008    629,993       8.27 - 9.01   5,503,740          0.26      1.50 - 2.30 (38.72) - (38.23)
  Sub-Account                2007    699,543     13.49 - 14.58   9,921,012          0.05      1.50 - 2.30      2.90 - 3.73
  (Commenced 11/7/2005)      2006    433,171     13.11 - 14.18   5,945,005          0.30      1.40 - 2.30      2.22 - 3.15
                             2005     15,016     12.83 - 13.74     201,094          0.12      1.40 - 2.30      4.17 - 4.33
LMPVET Social Awareness      2008     25,775     20.97 - 22.41     567,901          2.05      1.50 - 1.90 (26.61) - (26.32)
  Sub-Account                2007     19,022     28.57 - 30.42     565,965          1.84      1.50 - 1.90      8.80 - 9.24
  (Commenced 11/7/2005)      2006     10,361     26.26 - 27.85     281,509          1.25      1.50 - 1.90      5.67 - 6.09
                             2005         --     24.85 - 26.25          --            --      1.50 - 1.90      3.13 - 3.20
LMPVET Capital and Income    2008  5,136,303       7.74 - 9.92  43,322,014          1.13      0.95 - 1.90 (36.25) - (35.58)
  Sub-Account                2007  4,737,273     12.15 - 15.28  59,957,587          1.99      1.10 - 1.90      0.27 - 5.14
  (Commenced 11/7/2005)      2006    154,474     14.18 - 14.70   2,252,417          2.55      1.40 - 2.25     9.67 - 10.61
                             2005      2,660     12.93 - 13.29      35,068          0.84      1.40 - 2.25      2.63 - 2.77
LMPVET Capital Sub-Account   2008    459,735       9.11 - 9.58   4,320,213          0.05      1.50 - 2.30 (43.46) - (43.00)
  (Commenced 11/7/2005)      2007    542,230     16.11 - 16.80   8,963,789          0.52      1.50 - 2.30    (0.48) - 0.32
                             2006    284,789     16.19 - 16.82   4,710,142          0.93      1.40 - 2.30    11.04 - 12.04
                             2005      9,633     14.58 - 15.01     142,551          0.35      1.40 - 2.30      3.40 - 3.55
LMPVET Global Equity         2008    305,136     10.43 - 10.76   3,246,223          0.08      1.50 - 2.00 (42.48) - (42.19)
  Sub-Account                2007    417,802     18.13 - 18.61   7,705,323          0.61      1.50 - 2.00      2.82 - 3.34
  (Commenced 11/7/2005)      2006    290,262     17.41 - 18.08   5,189,364          1.84      1.40 - 2.30    12.59 - 13.60
                             2005     10,041     15.46 - 15.92     159,052          0.46      1.40 - 2.30      3.79 - 3.94
LMPVET Dividend Strategy     2008    798,585       6.57 - 7.07   5,522,751          2.77      1.50 - 2.30 (30.21) - (29.65)
  Sub-Account                2007    834,706      9.41 - 10.05   8,243,529          2.90      1.50 - 2.30      4.02 - 4.86
  (Commenced 11/7/2005)      2006    321,925       9.04 - 9.59   3,032,256          5.84      1.50 - 2.30    15.26 - 16.18
                             2005      3,967       7.85 - 8.25      31,996          1.35      1.50 - 2.30      1.96 - 2.09
LMPVET Lifestyle             2008    567,873     11.02 - 11.55   6,471,351          3.50      1.50 - 1.90 (28.71) - (28.42)
  Allocation 50% Sub-Account 2007    590,437     15.45 - 16.14   9,409,255          5.14      1.50 - 1.90      1.26 - 1.67
  (Commenced 11/7/2005)      2006    177,614     13.97 - 15.88   2,794,996          5.99      1.50 - 1.90      6.19 - 6.61
                             2005         --     14.37 - 14.89          --            --      1.50 - 1.90      2.97 - 3.03
LMPVET Lifestyle             2008    280,357       9.39 - 9.84   2,719,047          2.51      1.50 - 1.90 (34.04) - (33.77)
  Allocation 70% Sub-Account 2007    250,067     14.23 - 14.86   3,668,950          4.65      1.50 - 1.90      1.87 - 2.28
  (Commenced 11/7/2005)      2006     23,381     13.97 - 14.53     336,900          3.81      1.50 - 1.90      6.81 - 7.24
                             2005         --     13.08 - 13.55          --            --      1.50 - 1.90      3.86 - 3.93
LMPVET Lifestyle             2008  2,668,230      9.09 - 10.18  25,875,933          2.50      0.95 - 1.90 (38.60) - (38.01)
  Allocation 85% Sub-Account 2007  1,057,927     14.80 - 16.41  16,581,727          5.12      0.95 - 1.90      1.41 - 2.38
  (Commenced 11/7/2005)      2006     21,392     14.59 - 15.18     320,998          1.97      1.50 - 1.90      7.41 - 7.84
                             2005         --     13.59 - 14.08          --            --      1.50 - 1.90      3.84 - 3.90
LMPVIT Adjustable Rate       2008    225,349       7.73 - 7.98   1,788,239          4.30      1.50 - 2.10 (22.82) - (22.35)
  Income Sub-Account         2007    310,564     10.02 - 10.28   3,178,900          5.20      1.50 - 2.10   (0.76) - (0.16)
  (Commenced 11/7/2005)      2006    216,326     10.04 - 10.33   2,220,514         11.96      1.40 - 2.25      1.79 - 2.66
                             2005        351      9.87 - 10.06       3,504          3.00      1.40 - 2.25      0.29 - 0.42

METLIFE INVESTORS USA SEPARATE ACCOUNT A
OF METLIFE INVESTORS USA INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                        AS OF DECEMBER 31                              FOR THE YEAR ENDED DECEMBER 31
                              --------------------------------------- --------------------------------------------------
                                            UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                  UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                              --------- ----------------- ----------- ------------- ---------------- -------------------
LMPVIT Global High Yield 2008 2,664,258     10.21 - 11.80  29,373,023         11.01      0.95 - 2.30 (32.40) - (31.48)
  Bond Sub-Account       2007 2,527,054     15.11 - 16.97  40,738,484          9.95      1.10 - 2.30   (2.35) - (1.17)
  (Commenced 11/7/2005)  2006 1,039,676     15.48 - 16.73  16,994,644         15.93      1.40 - 2.30      8.13 - 9.11
                         2005     3,458     14.31 - 15.33      51,516          6.03      1.40 - 2.30      1.28 - 1.42
LMPVIT Money Market      2008 8,430,488     12.26 - 14.84 115,203,596          2.37      0.95 - 2.30      0.26 - 1.63
  Sub-Account            2007 3,326,218     12.23 - 14.61  44,647,513          4.76      0.95 - 2.30      2.51 - 3.91
  (Commenced 11/7/2005)  2006 1,600,672     11.93 - 13.35  20,676,751          4.63      1.40 - 2.30      2.26 - 3.18
                         2005    15,276     11.66 - 12.94     190,202          0.15      1.40 - 2.30      0.25 - 0.40

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(3) These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 2, 2009

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                     2008      2007
                                                                   -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair
     value (amortized cost: $4,697 and $4,322, respectively).....  $ 4,325   $ 4,328
  Equity securities available-for-sale, at estimated fair value
     (cost: $11 and $11, respectively)...........................        7        10
  Mortgage loans on real estate..................................      376       405
  Policy loans...................................................       41        39
  Real estate joint ventures held-for-investment.................       29        13
  Other limited partnership interests............................      271       200
  Short-term investments.........................................    1,581       483
  Other invested assets..........................................      129        26
                                                                   -------   -------
     Total investments...........................................    6,759     5,504
Cash and cash equivalents........................................      525        91
Accrued investment income........................................       54        54
Premiums and other receivables...................................    6,604     2,948
Deferred policy acquisition costs................................    2,082     1,806
Current income tax recoverable...................................      133        14
Other assets.....................................................      616       567
Separate account assets..........................................   18,517    23,842
                                                                   -------   -------
     Total assets................................................  $35,290   $34,826
                                                                   =======   =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits.........................................  $   890   $   444
  Policyholder account balances..................................    8,706     5,489
  Other policyholder funds.......................................    1,666     1,374
  Long-term debt -- affiliated...................................       --       435
  Deferred income tax liability..................................      464       327
  Payables for collateral under securities loaned and other
     transactions................................................      888       928
  Other liabilities..............................................    1,518       412
  Separate account liabilities...................................   18,517    23,842
                                                                   -------   -------
     Total liabilities...........................................   32,649    33,251
                                                                   -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding at December 31, 2008 and
  2007...........................................................       --        --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding at December
  31, 2008 and 2007..............................................        2         2
Additional paid-in capital.......................................    1,945       960
Retained earnings................................................      968       621
Accumulated other comprehensive income (loss)....................     (274)       (8)
                                                                   -------   -------
     Total stockholder's equity..................................    2,641     1,575
                                                                   -------   -------
     Total liabilities and stockholder's equity..................  $35,290   $34,826
                                                                   =======   =======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                             2008     2007     2006
                                                            ------   ------   -----
REVENUES
Premiums..................................................  $  144   $  154   $  89
Universal life and investment-type product policy fees....     634      568     417
Net investment income.....................................     253      244     242
Other revenues............................................     127      140     102
Net investment gains (losses).............................     783      239    (107)
                                                            ------   ------   -----
     Total revenues.......................................   1,941    1,345     743
                                                            ------   ------   -----
EXPENSES
Policyholder benefits and claims..........................     384      192      87
Interest credited to policyholder account balances........     249      247     235
Other expenses............................................     812      537     358
                                                            ------   ------   -----
     Total expenses.......................................   1,445      976     680
                                                            ------   ------   -----
Income before provision for income tax....................     496      369      63
Provision for income tax..................................     149      104       3
                                                            ------   ------   -----
Net income................................................  $  347   $  265   $  60
                                                            ======   ======   =====




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                              STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                            ---------   ------   ----------   --------   -------------   ------
Balance at January 1, 2006................     $--        $2       $  398       $296         $ (44)      $  652
Contribution of intangible assets from
  MetLife, Inc., net of income tax........                            162                                   162
Capital contribution from MetLife
  Insurance Company of Connecticut........                            150                                   150
Comprehensive income (loss):
  Net income..............................                                        60                         60
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      42           42
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   43
                                                                                                         ------
  Comprehensive income (loss).............                                                                  103
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2006..............      --         2          710        356            (1)       1,067
Capital contribution from MetLife
  Insurance Company of Connecticut........                            250                                   250
Comprehensive income (loss):
  Net income..............................                                       265                        265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                      (1)          (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      (6)          (6)
                                                                                                         ------
     Other comprehensive income (loss):...                                                                   (7)
                                                                                                         ------
  Comprehensive income (loss).............                                                                  258
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2007..............      --         2          960        621            (8)       1,575
Capital contribution from MetLife
  Insurance Company of Connecticut........                            985                                   985
Comprehensive income (loss):
  Net income..............................                                       347                        347
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                    (267)        (267)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                 (266)
                                                                                                         ------
  Comprehensive income (loss).............                                                                   81
                                               ---        --       ------       ----         -----       ------
Balance at December 31, 2008..............     $--        $2       $1,945       $968         $(274)      $2,641
                                               ===        ==       ======       ====         =====       ======




               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                  (IN MILLIONS)

                                                                2008      2007      2006
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   347   $   265   $    60
Adjustments to reconcile net income to net cash (used in)
  provided by operating activities:
     Depreciation and amortization expenses.................       13         9         4
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (10)       (1)        6
     (Gains) losses from sales of investments, net..........     (783)     (239)      107
     Gain from recapture of ceded reinsurance...............       --       (22)       --
     Undistributed equity earnings of real estate joint
       ventures and other limited partnership interests.....       23         4        --
     Interest credited to policyholder account balances.....      249       247       235
     Universal life and investment-type product policy
       fees.................................................     (634)     (568)     (417)
     Change in accrued investment income....................       --         1        (2)
     Change in premiums and other receivables...............   (2,050)     (331)     (287)
     Change in deferred policy acquisition costs, net.......     (208)     (268)     (324)
     Change in insurance-related liabilities................      805       243       169
     Change in income tax recoverable.......................      161       191        11
     Change in other assets.................................      250       288       193
     Change in other liabilities............................    1,140       248        (7)
     Other, net.............................................        1        --        --
                                                              -------   -------   -------
Net cash (used in) provided by operating activities.........     (696)       67      (252)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    1,899     1,463     2,213
     Equity securities......................................        3         7        --
     Real estate joint ventures.............................        1        --        --
     Mortgage loans on real estate..........................       72       105       111
     Other limited partnership interests....................       20         7        --
  Purchases of:
     Fixed maturity securities..............................   (2,313)   (1,756)   (1,936)
     Mortgage loans on real estate..........................      (49)      (33)     (141)
     Real estate joint ventures.............................      (16)      (13)       --
     Other limited partnership interests....................     (118)     (178)      (29)
  Net change in short-term investments......................   (1,198)     (128)      (71)
  Net change in other invested assets.......................      (72)      (21)      (73)
     Other, net.............................................       (2)       --        --
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........   (1,773)     (547)       74
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    3,683     7,737     6,119
     Withdrawals............................................   (1,290)   (7,481)   (6,017)
  Long-term debt repaid -- affiliated.......................     (435)       --        --
  Net change in payables for collateral under securities
     loaned and other transactions..........................      (40)       27       (86)
  Capital contribution from MetLife Insurance Company of
     Connecticut............................................      985       250       150
                                                              -------   -------   -------
Net cash provided by financing activities...................    2,903       533       166
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      434        53       (12)
Cash and cash equivalents, beginning of year................       91        38        50
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   525   $    91   $    38
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...............................................  $    20   $    31   $    31
                                                              =======   =======   =======
     Income tax.............................................  $   (12)  $   (87)  $    (9)
                                                              =======   =======   =======
  Non-cash transactions during the year:
     Contribution of intangible assets from MetLife, Inc.,
       net of income tax (see Notes 5 and 10)...............  $    --   $    --   $   162
                                                              =======   =======   =======




--------
See Note 6 for non-cash reinsurance transactions.


               See accompanying notes to the financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). On October 11, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 11, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal and variable life insurance policies and variable and fixed annuity contracts.

  BASIS OF PRESENTATION

     The Company has invested in certain structured transactions that are variable interest entities ("VIEs") under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46(r)"). These structured transactions include trust preferred securities and other limited partnership interests. The Company is required to consolidate those VIEs for which it is deemed to be the primary beneficiary. The Company reconsiders whether it is the primary beneficiary for investments designated as VIEs on an annual basis.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investment entities;

          (iv) the application of the consolidation rules to certain investments;

          (v) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (vi) the estimated fair value of and accounting for derivatives;

          (vii) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          (x) accounting for reinsurance transactions; and

          (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

     Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

     Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

     Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities recorded at fair value on a nonrecurring basis. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost or amortized cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. In contrast, for certain

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     equity securities, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Securities Lending. Securities loaned transactions, whereby blocks of securities, which are included in fixed maturity securities and short term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms and commercial banks. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for other-than-temporary impairment when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value. The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, which are more fully described in the derivatives accounting policy which follows.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments, and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The accounting rules under FIN 46(r) for the determination of when an entity is a VIE and when to consolidate a VIE are complex. The determination of the VIE's primary beneficiary requires an evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. FIN 46(r) defines the primary beneficiary as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both.

          When determining the primary beneficiary for structured investment products such as asset-backed securitizations, the Company uses historical default probabilities based on the credit rating of each issuer and other inputs including maturity dates, industry classifications and geographic location. Using computational algorithms, the analysis simulates default scenarios resulting in a range of expected losses and the probability associated with each occurrence. For other investment structures such as joint ventures and other limited partnerships, the Company gains an understanding of the design of the VIE and generally uses a qualitative approach to determine if it is the primary beneficiary. This approach includes an analysis of all contractual rights and obligations held by all parties including profit and loss allocations, repayment or residual value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     guarantees, put and call options and other derivative instruments. If the primary beneficiary of a VIE can not be identified using this qualitative approach, the Company calculates the expected losses and expected residual returns of the VIE using a probability-weighted cash flow model. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. However, balances that are not scheduled to settle until maturity are included in the estimated fair value of derivatives.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $49 million at both December 31, 2008 and 2007. Accumulated amortization of capitalized software was $15 million and $6 million at December 31, 2008 and 2007, respectively. Related amortization expense was $9 million, $6 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issuance expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements," effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. Each year the Company reviews VODA to determine the recoverability of these balances.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


       contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e. not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to (i) policy account values, which consist of an accumulation of gross premium payments; plus
(ii) credited interest, ranging from 2% to 12%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     Effective October 11, 2006, the Company joined MICC's includable subsidiaries in filing a federal income tax return. Prior to the transfer of the Company to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     Pursuant to Internal Revenue Service ("IRS") rules, MICC and its subsidiaries, including the Company, are excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MICC. In 2011, MICC and its subsidiaries, including the Company, are expected to join the consolidated return and become a party to the MetLife tax sharing agreement. Accordingly, the Company's losses will be eligible to be included in the consolidated return and the resulting tax savings to MetLife will generate a payment to the Company for the losses used.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 8) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements," the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     The Company participated in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157 which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as it relates to certain volatility inputs as well as the addition of liquidity adjustments and adjustments for risks inherent in a particular input or valuation technique. The adoption of SFAS 157 also changed the valuation of the Company's embedded

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non-capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $63 million ($41 million, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income (loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. Note 12 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. FAS 140-4 and FIN 46(r)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities ("FSP 140-4 and FIN 46(r)-8"). FSP 140-4 and FIN 46(r)-8 requires additional qualitative and quantitative disclosures about a transferors' continuing involvement in transferred financial assets and involvement in a VIE. The exact nature of the additional required VIE disclosures vary and depend on whether or not the VIE is a qualifying special-purpose entity ("QSPE"). For VIEs that are QSPEs, the additional disclosures are only required for a non-transferor sponsor holding a variable interest or a non-transferor servicer holding a significant variable interest. For VIEs that are not QSPEs, the additional disclosures are only required if the Company is the primary beneficiary, and if not the primary beneficiary, only if the Company holds a significant variable interest or is the sponsor. The Company provided all of the material required disclosures in its financial statements.

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securitized financial asset with the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company provided all of the material required disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a QSPE from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40").

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have an impact on the Company's financial statements.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2008, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6") prospectively. EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. EITF 07-6 concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. The adoption of EITF 07-6 did not have a material impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings at:

                                                           DECEMBER 31, 2008
                                           ------------------------------------------------
                                                            GROSS
                                            COST OR      UNREALIZED
                                           AMORTIZED    ------------     ESTIMATED     % OF
                                              COST      GAIN    LOSS    FAIR VALUE    TOTAL
                                           ---------    ----    ----    ----------    -----
                                                             (IN MILLIONS)
U.S. corporate securities..............      $1,708     $ 25    $202      $1,531       35.4%
Residential mortgage-backed
  securities...........................         979       19      92         906       20.9
U.S. Treasury/agency securities........         458      131      --         589       13.6
Foreign corporate securities...........         468        6      54         420        9.7
Commercial mortgage-backed securities..         521       --     116         405        9.4
Asset-backed securities................         404       --      85         319        7.4
Foreign government securities..........          68       16       2          82        1.9
State and political subdivision
  securities...........................          91       --      18          73        1.7
                                             ------     ----    ----      ------      -----
  Total fixed maturity
     securities(1),(2).................      $4,697     $197    $569      $4,325      100.0%
                                             ======     ====    ====      ======      =====
Non-redeemable preferred stock(1)......      $   11     $ --    $  4      $    7      100.0%
                                             ------     ----    ----      ------      -----
  Total equity securities..............      $   11     $ --    $  4      $    7      100.0%
                                             ======     ====    ====      ======      =====




                                                         DECEMBER 31, 2007
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................    $1,736     $25    $49     $1,712      39.6%
Residential mortgage-backed securities...       953      10      7        956      22.1
U.S. Treasury/agency securities..........       413      17     --        430       9.9
Foreign corporate securities.............       509      16      7        518      12.0
Commercial mortgage-backed securities....       406       4      6        404       9.3
Asset-backed securities..................       213       1      9        205       4.7
Foreign government securities............        71      11     --         82       1.9
State and political subdivision
  securities.............................        21      --     --         21       0.5
                                             ------     ---    ---     ------     -----
  Total fixed maturity
     securities(1),(2)...................    $4,322     $84    $78     $4,328     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stock(1)........    $   11     $--    $ 1     $   10     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   11     $--    $ 1     $   10     100.0%
                                             ======     ===    ===     ======     =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities classified as non-redeemable preferred stock held by the Company at December 31, 2008 and 2007 had an estimated fair value of $7 million and $10 million, respectively. Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $25 million and $45 million, respectively.

   (2) At December 31, 2008 and 2007 the Company also held $35 million and $53 million at estimated fair value, respectively, of redeemable preferred stock which have stated maturity dates which are included within fixed maturity securities. These securities are primarily issued by U.S. financial institutions, have cumulative interest deferral features and are commonly referred to as "capital securities" within U.S. corporate securities.

     The Company held foreign currency derivatives with notional amounts of $40 million and $26 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2008 and 2007, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $167 million and $184 million at December 31, 2008 and 2007, respectively. These securities had net unrealized gains (losses) of ($45) million and $4 million at December 31, 2008 and 2007, respectively.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. At December 31, 2008, $87 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantee insurers of which $42 million, $32 million and $13 million, are included within U.S. corporate securities, state and political subdivision securities and asset-backed securities, respectively, and 10% and 76% were guaranteed by financial guarantee insurers who were Aa and Baa rated, respectively. Approximately 10% the asset-backed securities that are credit enhanced by financial guarantee insurers are asset-backed securities which are backed by sub-prime mortgage loans.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $589 million and $430 million, respectively. As shown in the sector table above, at December 31, 2008, the Company's three largest exposures in its fixed maturity security portfolio were U.S. corporate fixed maturity securities (35.4%), residential mortgage-backed securities (20.9%), and U.S. Treasury and agency securities (13.6%); and at December 31, 2007 were U.S. corporate fixed maturity securities (39.6%), residential mortgage-backed securities (22.1%), and foreign corporate securities (12.0%).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $2.0 billion and $2.2 billion, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. The portfolio does not have exposure to any single issuer in excess of 1% of total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $36 million and $43 million, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $301 million and $316 million, respectively, the total of these ten issuers being less than 6% of the Company's total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Foreign(1)..................................    $  420      21.5%    $  518      23.2%
Utility.....................................       388      19.9        368      16.5
Consumer....................................       304      15.6        327      14.7
Finance.....................................       301      15.4        483      21.6
Industrial..................................       268      13.7        372      16.7
Communications..............................       154       7.9        147       6.6
Other.......................................       116       6.0         15       0.7
                                                ------     -----     ------     -----
  Total.....................................    $1,951     100.0%    $2,230     100.0%
                                                ======     =====     ======     =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN MILLIONS)
Residential mortgage-backed securities:
Collateralized mortgage obligations.........     $709       78.3%     $674       70.5%
Pass-through securities.....................      197       21.7       282       29.5
                                                 ----      -----      ----      -----
  Total residential mortgage-backed
     securities.............................     $906      100.0%     $956      100.0%
                                                 ====      =====      ====      =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency, prime, and alternative residential mortgage loans ("Alt-A") securities of 72%, 18% and 10% of

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the total holdings, respectively. At December 31, 2008 and 2007, $828 million and $956 million, respectively, of estimated fair value or 91% and 100% respectively, of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. At December 31, 2008 and 2007, the Company's Alt-A residential mortgage-backed securities exposure at estimated fair market value was $89 million and $100 million, respectively, with an unrealized loss of $38 million and $3 million, respectively. At December 31, 2008 and 2007, $72 million and $100 million, respectively, or 81% and 100%, respectively, of the Company's Alt-A residential mortgage-backed securities were rated Aa/AA or better by Moody's, S&P or Fitch. In December 2008, certain Alt-A residential mortgage-backed securities experienced ratings downgrades from investment grade to below investment grade, contributing to the decrease year over year cited above in those securities rated Aa/AA or better. At December 31, 2008, the Company's Alt-A holdings are distributed as follows: 13% 2007 vintage year; 34% 2006 vintage year; and 53% in the 2005 and prior vintage years. In January 2009, Moody's revised its loss projections for Alt-A residential mortgage-backed securities, and the Company anticipates that Moody's will be downgrading virtually all 2006 and 2007 vintage year Alt-A securities to below investment grade, which will increase the percentage of the Company's Alt-A residential mortgage-backed securities portfolio that will be rated below investment grade. Vintage year refers to the year of origination and not to the year of purchase.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $405 million and $404 million, respectively, at estimated fair value. At December 31, 2008 and 2007, $391 million and $357 million, respectively, of the estimated fair value, or 97% and 88%, respectively, of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the rating distribution of the Company's commercial mortgage-backed securities holdings was as follows:
97% Aaa, 2% A and 1% Baa. At December 31, 2008, 91% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities and its holdings of commercial real estate collateralized debt obligations securities was less than $1 million at estimated fair value.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in asset-backed securities was $319 million and $205 million, respectively, at estimated fair value. The Company's asset-backed securities are diversified both by sector and by issuer. At December 31, 2008 and 2007, $281 million and $116 million, respectively, or 88% and 57%, respectively, of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, the largest exposures in the Company's asset-backed securities portfolio were credit card receivables, automobile receivables, student loan receivables and residential mortgage-backed securities backed by sub-prime mortgage loans of 51%, 13%, 11% and 7% of the total holdings, respectively. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At December 31, 2008 and 2007, the Company had exposure to fixed maturity securities backed by sub-prime mortgage loans with estimated fair values of $23 million and $32 million, respectively, and unrealized losses of $11 million and $4 million, respectively. At December 31, 2008, 6% of the asset-backed securities backed by sub-prime mortgage loans have been guaranteed by financial guarantee insurers, all of which were guaranteed by financial guarantee insurers who were Baa rated.

     Concentrations of Credit Risk (Equity Securities). The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity in its equity securities holdings.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  201      $  195       $  152      $  153
Due after one year through five years...       462         431          795         805
Due after five years through ten years..       724         664          658         660
Due after ten years.....................     1,406       1,405        1,145       1,145
                                            ------      ------       ------      ------
  Subtotal..............................     2,793       2,695        2,750       2,763
Mortgage-backed and asset-backed
  securities............................     1,904       1,630        1,572       1,565
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,697      $4,325       $4,322      $4,328
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Fixed maturity securities............................  $(372)     $  6      $ 21
Equity securities....................................     (4)       (1)       --
Derivatives..........................................      1        (3)       (2)
Short-term investments...............................   (100)       --        --
                                                       -----      ----      ----
  Subtotal...........................................   (475)        2        19
                                                       -----      ----      ----
Amounts allocated from:
DAC..................................................     53       (15)      (21)
Deferred income tax..................................    148         5         1
                                                       -----      ----      ----
  Subtotal...........................................    201       (10)      (20)
                                                       -----      ----      ----
Net unrealized investment gains (losses).............  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----      ----      ----
                                                             (IN MILLIONS)
Balance, beginning of period.........................  $  (8)     $ (1)     $(44)
Unrealized investment gains (losses) during the
  year...............................................   (477)      (17)      (20)
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition..........     --        --        78
DAC..................................................     68         6         8
Deferred income tax..................................    143         4       (23)
                                                       -----      ----      ----
Balance, end of period...............................  $(274)     $ (8)     $ (1)
                                                       =====      ====      ====
Change in net unrealized investment gains (losses)...  $(266)     $ (7)     $ 43
                                                       =====      ====      ====



  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2008
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  637        $ 70         $544         $132        $1,181        $202
Residential mortgage-backed
  securities....................       235          68           60           24           295          92
U.S. Treasury/agency
  securities....................        --          --           --           --            --          --
Foreign corporate securities....       211          31           62           23           273          54
Commercial mortgage-backed
  securities....................       307          56           98           60           405         116
Asset-backed securities.........       250          45           64           40           314          85
Foreign government securities...        32           2           --           --            32           2
State and political subdivision
  securities....................        55          16            2            2            57          18
                                    ------        ----         ----         ----        ------        ----
  Total fixed maturity
     securities.................    $1,727        $288         $830         $281        $2,557        $569
                                    ======        ====         ====         ====        ======        ====
Equity securities...............    $    4        $  3         $  2         $  1        $    6        $  4
                                    ======        ====         ====         ====        ======        ====
Total number of securities in an
  unrealized loss position......       393                      263
                                    ======                     ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2007
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  693         $28         $322          $21        $1,015         $49
Residential mortgage-backed
  securities....................       240           6           54            1           294           7
U.S. Treasury/agency
  securities....................         7          --            5           --            12          --
Foreign corporate securities....       149           3           93            4           242           7
Commercial mortgage-backed
  securities....................        36           1          149            5           185           6
Asset-backed securities.........       107           5           50            4           157           9
Foreign government securities...        --          --           --           --            --          --
State and political subdivision
  securities....................        10          --           --           --            10          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,242         $43         $673          $35        $1,915         $78
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    8         $--         $  2          $ 1        $   10         $ 1
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       273                      157
                                    ======                     ====



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more at:

                                                                DECEMBER 31, 2008
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  782     $821       $ 63      $284       172          4
  Six months or greater but less than
     nine months........................       338       35         29        23        81         12
  Nine months or greater but less than
     twelve months......................       469       79         64        42        56         16
  Twelve months or greater..............       597        5         60         4       130         --
                                            ------     ----       ----      ----
     Total..............................    $2,186     $940       $216      $353
                                            ======     ====       ====      ====
EQUITY SECURITIES:
  Less than six months..................    $   --     $ 10       $ --      $  4        --        193
  Six months or greater but less than
     nine months........................        --       --         --        --        --         --
  Nine months or greater but less than
     twelve months......................        --       --         --        --        --         --
  Twelve months or greater..............        --       --         --        --        --         --
                                            ------     ----       ----      ----
     Total..............................    $   --     $ 10       $ --      $  4
                                            ======     ====       ====      ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
  Less than six months..................    $  712      $34       $ 9        $ 8       148        10
  Six months or greater but less than
     nine months........................       360       --        17         --        81        --
  Nine months or greater but less than
     twelve months......................       178       --         9         --        38        --
  Twelve months or greater..............       709       --        35         --       156        --
                                            ------      ---       ---        ---
     Total..............................    $1,959      $34       $70        $ 8
                                            ======      ===       ===        ===
EQUITY SECURITIES:
  Less than six months..................    $    8      $--       $--        $--         2        --
  Six months or greater but less than
     nine months........................        --       --        --         --        --        --
  Nine months or greater but less than
     twelve months......................        --       --        --         --        --        --
  Twelve months or greater..............         3       --         1         --         1        --
                                            ------      ---       ---        ---
     Total..............................    $   11      $--       $ 1        $--
                                            ======      ===       ===        ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $216 million and $70 million, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 10% and 4%, respectively, of the cost or amortized cost of such securities. At December 31, 2008, there were no unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost. At December 31, 2007, $1 million of unrealized losses related to equity securities with an unrealized loss position of less than 20% of cost, which represented 9% of the cost of such securities.

     At December 31, 2008, $353 million and $4 million of unrealized losses related to fixed maturity securities and equity securities, respectively, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 38% and 40% of the cost or amortized cost of such fixed maturity securities and equity securities, respectively. Of such unrealized losses of $353 million and $4 million, $284 million and $4 million related to fixed maturity securities and equity securities, respectively, that were in an unrealized loss position for a period of less

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


than six months. At December 31, 2007, $8 million of unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of cost or amortized cost, which represented 24% of the cost or amortized cost of such fixed maturity securities, all of which were in an unrealized loss position for a period of less than six months. At December 31, 2007 there were no equity securities with an unrealized loss of 20% or more.

     The Company held one fixed maturity security, with a gross unrealized loss of greater than $10 million at December 31, 2008. The fixed maturity security represented 2%, or $12 million in the aggregate, of the gross unrealized loss on fixed maturity securities. There were no equity securities with an unrealized loss of over $10 million at December 31, 2008. The Company held no fixed maturity or equity securities with a gross unrealized loss of greater than $10 million at December 31, 2007. The one fixed maturity security with a gross unrealized loss greater than $10 million was included in the regular evaluation of whether such security is other-than-temporarily impaired. Based upon the Company's current evaluation of that security in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity security with an unrealized loss for a period of time sufficient for it to recover, the Company has concluded that the one security is not other-than-temporarily impaired.

     At December 31, 2008, $4 million of unrealized losses related to equity securities with an unrealized loss of 20% or more for less than six months. Of such losses, $1 million related to financial services investment grade non-redeemable preferred securities that are rated A or higher and $3 million were on consumer industry holdings.

     There were no equity securities with an unrealized loss of 20% or more for six months or greater.

     In connection with the equity securities impairment review process during 2008, the Company evaluated its holdings in non-redeemable preferred securities, particularly those of financial services industry companies. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred securities with a severe or an extended unrealized loss.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and with respect to fixed maturity securities, it has the ability and intent to hold until the earlier of the recovery in value, or until maturity, and with respect to equity securities, it has the ability and intent to hold until the recovery in value. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity and equity securities of $573 billion and $79 million, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                                2008    2007
                                                               -----   -----
SECTOR:
  U.S. corporate securities..................................    35%     62%
  Commercial mortgage-backed securities......................    20       8
  Residential mortgage-backed securities.....................    16       9
  Asset-backed securities....................................    15      11
  Foreign corporate securities...............................     9       9
  Other......................................................     5       1
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===
INDUSTRY:
  Mortgage-backed............................................    36%     17%
  Finance....................................................    19      38
  Asset-backed...............................................    15      11
  Utility....................................................    10       9
  Consumer...................................................     7       1
  Industrial.................................................     4      22
  Other......................................................     9       2
                                                                ---     ---
     Total...................................................   100%    100%
                                                                ===     ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2008   2007    2006
                                                        ----   ----   -----
                                                           (IN MILLIONS)
Fixed maturity securities.............................  $(30)  $(13)  $ (25)
Mortgage loans on real estate.........................    (5)    (1)      1
Freestanding derivatives..............................    79      4     (13)
Embedded derivatives..................................   740    249     (70)
Other.................................................    (1)    --      --
                                                        ----   ----   -----
Net investment gains (losses).........................  $783   $239   $(107)
                                                        ====   ====   =====



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                       ---------------------------
                                                         2008      2007      2006
                                                       -------   -------   -------
                                                              (IN MILLIONS)
Proceeds.............................................   $1,202     $958     $1,759
                                                        ======     ====     ======
Gross investment gains...............................       15       24          7
                                                        ------     ----     ------
Gross investment losses..............................      (28)     (37)       (32)
                                                        ------     ----     ------
Writedowns
  Credit-related.....................................      (15)      --         --
  Other than credit-related(1).......................       (2)      --         --
                                                        ------     ----     ------
  Total writedowns...................................      (17)      --         --
                                                        ------     ----     ------
Net investment gains (losses)........................   $  (30)    $(13)    $  (25)
                                                        ======     ====     ======



--------

   (1) Other-than credit-related writedowns include fixed maturity securities where an interest-rate related writedown was taken.

     There were no proceeds from the sale or disposal of equity securities for the years ended December 31, 2008 and 2007. There was $1 million in proceeds from the sale or disposal of equity securities for the year ended December 31, 2006.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $17 million for the year ended December 31, 2008. Overall, of the $17 million of fixed maturity securities writedowns in 2008; $14 million were on financial services industry securities holdings; $1 million on communication industry holdings; and $2 million in fixed maturity security holdings that the Company either lacked the intent to hold, or due to extensive credit spread widening, the Company was uncertain of its intent to hold these fixed maturity securities for a period of time sufficient to allow for recovery of the market value decline. There were no writedowns recorded during 2007 and 2006 for other-than-temporarily impaired fixed maturity securities.

     There were no writedowns on equity securities during 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Fixed maturity securities............................   $268      $251      $244
Equity securities....................................      1         1        --
Mortgage loans on real estate........................     23        29        32
Policy loans.........................................      2         3         2
Other limited partnership interests..................    (23)       (3)        1
Cash, cash equivalents and short-term investments....      9        14        13
                                                        ----      ----      ----
Total investment income..............................    280       295       292
Less: Investment expenses............................     27        51        50
                                                        ----      ----      ----
Net investment income................................   $253      $244      $242
                                                        ====      ====      ====



     Net investment income from other limited partnership interests, including hedge funds, represents distributions from other limited partnership interests accounted for under the cost method and equity in earnings from other limited partnership interests accounted for under the equity method. Overall for 2008, the net amount recognized by the Company was a loss of $23 million resulting principally from losses on equity method investments. Such earnings and losses recognized for other limited partnership interests are impacted by volatility in the equity and credit markets.

     Affiliated investment expenses, included in the table above, were $2 million for each of the years ended December 31, 2008, 2007 and 2006. See
"-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  SECURITIES LENDING

     The Company participates in securities lending programs whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, primarily major brokerage firms and commercial banks. The Company generally obtains collateral in an amount equal to 102% of the estimated fair value of the securities loaned. Securities with a cost or amortized cost of $636 million and $881 million and an estimated fair value of $750 million and $893 million were on loan under the program at December 31, 2008 and 2007, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $772 million and $917 million at December 31, 2008 and 2007, respectively. Of this $772 million of cash collateral at December 31, 2008, $199 million was on open terms, meaning that the related loaned security could be returned to the Company on the next business day requiring return of cash collateral, and $437 million and $136 million, respectively, were due within 30 days and 60 days. Of the $190 million of estimated fair value of the securities related to the cash collateral on open at December 31, 2008, $89 million were U.S. Treasury and agency securities which, if put to the Company, can be immediately sold to satisfy the cash requirements. The remainder of the securities on loan are primarily U.S. Treasury and agency securities, and very liquid residential mortgage -- backed securities. The estimated fair value of the reinvestment portfolio acquired with the cash collateral was $687 million at December 31, 2008, and consisted principally of fixed maturity securities (including residential mortgage-backed, asset-backed, U.S. corporate and foreign corporate securities).

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Security collateral of $15 million on deposit from counterparties in connection with the securities lending transactions at December 31, 2008, may not be sold or repledged and is not reflected in the financial statements. There was no security collateral on deposit at December 31, 2007.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $7 million and $6 million at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $240       63%     $286       70%
Agricultural mortgage loans...................    140       37       121       30
                                                 ----      ---      ----      ---
  Total.......................................    380      100%      407      100%
                                                 ====      ===      ====      ===
Less: Valuation allowances....................      4                  2
                                                 ----               ----
  Total mortgage loans on real estate.........   $376               $405
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2008, 29%, 11% and 7% of the value of the Company's mortgage loans on real estate were located in California, Rhode Island and Georgia, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                        2008      2007      2006
                                                        ----      ----      ----
                                                              (IN MILLIONS)
Balance at January 1,.................................   $ 2       $ 1       $ 2
Additions.............................................     5         2        --
Deductions............................................    (3)       (1)       (1)
                                                         ---       ---       ---
Balance at December 31,...............................   $ 4       $ 2       $ 1
                                                         ===       ===       ===



     The Company had no impaired mortgage loans at December 31, 2008. The Company had $18 million of impaired mortgage loans, net of $1 million of valuation allowances, at December 31, 2007. The average investment on impaired mortgage loans was $9 million and $4 million for the years ended December 31, 2008 and 2007, respectively. There was no interest income on impaired mortgage loans for the year ended December 31, 2008. Interest income on impaired mortgage loans was $1 million for the year ended December 31, 2007. There were no investments in impaired mortgage loans for the year ended December 31, 2006.

     There was no investment in restructured loans at December 31, 2008 and 2007.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     There were no mortgage loans with scheduled payments of 90 days or more past due on which interest is still accruing at both December 31, 2008 and 2007. There were no mortgage loans on which interest no longer accrued at both December 31, 2008 and 2007. There were no mortgage loans in foreclosure at both December 31, 2008 and 2007.

  REAL ESTATE JOINT VENTURES

     Real estate joint ventures held-for-investment were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Office........................................    $21      72.4%     $ 8      61.5%
Real estate investment funds..................      6      20.7        2      15.4
Retail........................................      2       6.9        3      23.1
                                                  ---      ----      ---      ----
  Total real estate joint ventures............    $29       100%     $13       100%
                                                  ===      ====      ===      ====



     The Company's real estate joint ventures are located in the United States. At December 31, 2008, 76% and 3% of the Company's real estate joint ventures were located in California and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $271 million and $200 million at December 31, 2008 and 2007, respectively. Included within other limited partnership interests at December 31, 2008 and 2007 were $71 million and $86 million, respectively, of hedge funds.

     For the years ended December 31, 2008, 2007, and 2006, net investment income (loss) from other limited partnership interests was ($23) million, ($3) million and $1 million and included ($21) million, ($4) million and $1 million, respectively, related to hedge funds. Net investment income (loss) from other limited partnership interests, including hedge funds, decreased by $20 million for the year ended 2008, due to volatility in the equity and credit markets.

  OTHER INVESTED ASSETS

     The following table presents the carrying value of the Company's other invested assets at:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
                                                           (IN MILLIONS)
Freestanding derivatives with positive fair
  values......................................    $125      96.9%     $26     100.0%
Tax credit partnerships.......................       4       3.1       --        --
                                                  ----     -----      ---     -----
  Total.......................................    $129     100.0%     $26     100.0%
                                                  ====     =====      ===     =====



     See Note 3 regarding the freestanding derivatives with positive estimated fair values. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of tax credits, and are accounted for under the equity method.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  VARIABLE INTEREST ENTITIES

     The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at December 31, 2008:

                                                                DECEMBER 31, 2008
                                                             -----------------------
                                                                           MAXIMUM
                                                              CARRYING   EXPOSURE TO
                                                             AMOUNT(1)     LOSS(2)
                                                             ---------   -----------
                                                                  (IN MILLIONS)
     Fixed maturity securities, available-for-sale: (3)
       Foreign corporate securities........................     $ 22         $ 22
     Other limited partnership interests (4)...............      168          288
                                                                ----         ----
       Total...............................................     $190         $310
                                                                ====         ====



--------

   (1) See Note 1 for further discussion of the Company's significant accounting policies with regards to the carrying amounts of these investments.

   (2) The maximum exposure to loss relating to the fixed maturity securities available-for-sale is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) These assets are reflected at estimated fair value within fixed maturity securities available-for-sale.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

     As discussed in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2008, 2007 and 2006.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $1,562 million and $480 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $8 million, $12 million and $9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the year ended December 31, 2008. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2007 and 2006 are as follows:

                                                                      YEARS ENDED
                                                                     DECEMBER 31,
                                                                    --------------
                                                                    2007      2006
                                                                    ----      ----
                                                                     (IN MILLIONS)
     Estimated fair value of assets transferred to affiliates.....  $265       $65
     Amortized cost of assets transferred to affiliates...........  $265       $66
     Net investment gains (losses) recognized on transfers........  $ --       $(1)
     Estimated fair value of assets transferred from affiliates...  $255       $43

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or estimated fair value of derivative financial instruments, excluding embedded derivatives, held at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $   --     $ --        $--        $   10      $--        $--
Interest rate floors............    2,000      114         --         2,000       26         --
Interest rate caps..............       --       --         --         1,000       --         --
Financial futures...............      100        2         --           150       --          2
Foreign currency swaps..........       40        9          2            26       --          5
Financial forwards..............       --       --         --            20       --         --
Credit default swaps............       62       --          1            48       --         --
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2008:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......    $ --             $--                $   --           $--      $   --
Interest rate floors.....      --              --                 2,000            --       2,000
Interest rate caps.......      --              --                    --            --          --
Financial futures........     100              --                    --            --         100
Foreign currency swaps...      --              13                     3            24          40
Financial forwards.......      --              --                    --            --          --
Credit default swaps.....      --              40                    22            --          62
                             ----             ---                ------           ---      ------
  Total..................    $100             $53                $2,025           $24      $2,202
                             ====             ===                ======           ===      ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward transactions between two parties whose underlying reference index is a forward starting interest rate swap where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or agency security.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and the estimated fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--        $    4      $--        $--
Cash flow.......................        4        1         --             4       --         --
Non-qualifying..................    2,198      124          3         3,246       26          7
                                   ------     ----        ---        ------      ---        ---
  Total.........................   $2,202     $125        $ 3        $3,254      $26        $ 7
                                   ======     ====        ===        ======      ===        ===



     The Company recognized insignificant net investment income from qualifying hedge settlement payments for the years ended December 31, 2008, 2007 and 2006.

     The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2008. The Company recognized $1 million of net investment losses from non-qualifying hedge settlement payments for both the years ended December 31, 2007 and 2006.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2008, 2007 and 2006. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2008, 2007 and 2006.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company utilizes foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments. The Company designates and accounts for these foreign currency swaps as cash flow hedges when they have met the requirements of SFAS 133.

     For the years ended December 31, 2008, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2008, 2007 and 2006, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2008, 2007 and 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2008   2007   2006
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(3)   $(2)   $(3)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....     1     (1)     2
Amounts reclassified to net investment gains (losses)....    --     --     (1)
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(2)   $(3)   $(2)
                                                            ===    ===    ===



     At December 31, 2008, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2009.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge its exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; and (vi) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads.

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................   $79    $5    $(12)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders; affiliated reinsurance contracts related to guaranteed minimum withdrawal, guaranteed minimum accumulation, and certain guaranteed minimum income riders and ceded reinsurance written on a funds withheld basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                              DECEMBER 31,
                                                             -------------
                                                              2008    2007
                                                             ------   ----
                                                             (IN MILLIONS)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefit riders....................  $2,038   $376
Call options in equity securities..........................      (4)    --
                                                             ------   ----
Net embedded derivatives within asset host contracts.......  $2,034   $376
                                                             ======   ====
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefit riders...................  $1,102   $201
Other......................................................     (27)    --
                                                             ------   ----
Net embedded derivatives within liability host contracts...  $1,075   $201
                                                             ======   ====



     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)(1),(2)...................  $740   $249   $(70)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $585 million in connection with this adjustment.

   (2) See Note 6 for discussion of affiliated net investment gains (losses) included in the table above.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 12 for a description of the impact of credit risk on the valuation of derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. At December 31, 2008 and 2007, the Company was obligated to return cash collateral under its control of $116 million and $11 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company has exchange-traded futures which require the pledging of collateral. At December 31, 2008, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2007, the Company pledged securities collateral for exchange-traded futures of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral. At December 31,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


2008 the Company provided cash collateral for exchange-traded futures of $2 million which is included in premiums and other receivables. At December 31, 2007, the Company did not provide any cash collateral.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

     The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2008:

                                                             DECEMBER 31, 2008
                                         ---------------------------------------------------------
RATING AGENCY DESIGNATION OF              FAIR VALUE OF      MAXIMUM AMOUNT OF         WEIGHTED
REFERENCED                               CREDIT DEFAULT    FUTURE PAYMENTS UNDER     AVERAGE YEARS
CREDIT OBLIGATIONS(1)                         SWAPS       CREDIT DEFAULT SWAPS(2)   TO MATURITY(3)
----------------------------             --------------   -----------------------   --------------
                                                               (IN MILLIONS)
Aaa/Aa/A
  Single name credit default swaps
     (corporate)......................         $--                  $ 3                   5.0
  Credit default swaps referencing
     indices..........................          --                   29                   4.0
                                               ---                  ---
     Subtotal.........................          --                   32                   4.1
Baa
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Ba
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
B
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
Caa and lower
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
In or near default
  Single name credit default swaps
     (corporate)......................          --                   --                    --
  Credit default swaps referencing
     indices..........................          --                   --                    --
                                               ---                  ---
     Subtotal.........................          --                   --                    --
                                               ---                  ---
                                               $--                  $32                   4.1
                                               ===                  ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then the MetLife rating is used.

   (2) Assumes the value of the referenced credit obligations is zero.

   (3) The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2006....................................      $1,200
  Capitalizations.............................................         472
                                                                    ------
     Subtotal.................................................       1,672
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         (34)
     Other expenses...........................................         181
                                                                    ------
       Total amortization.....................................         147
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (8)
                                                                    ------
Balance at December 31, 2006..................................       1,533
  Capitalizations.............................................         556
                                                                    ------
     Subtotal.................................................       2,089
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................          77
     Other expenses...........................................         212
                                                                    ------
       Total amortization.....................................         289
                                                                    ------
  Less: Unrealized investment gains (losses)..................          (6)
                                                                    ------
Balance at December 31, 2007..................................       1,806
  Capitalizations.............................................         717
                                                                    ------
     Subtotal.................................................       2,523
                                                                    ------
  Less: Amortization related to:
     Net investment gains (losses)............................         115
     Other expenses...........................................         394
                                                                    ------
       Total amortization.....................................         509
                                                                    ------
  Less: Unrealized investment gains (losses)..................         (68)
                                                                    ------
Balance at December 31, 2008..................................      $2,082
                                                                    ======



     Amortization of DAC is attributed to investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC that would have been amortized if such gains and losses had been recognized.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding DAC by reporting unit is as follows:

                                                                   DECEMBER 31,
                                                                 ---------------
                                                                  2008     2007
                                                                 ------   ------
                                                                  (IN MILLIONS)
     Traditional life..........................................  $  160   $   99
     Variable & universal life.................................     730      574
     Annuities.................................................   1,192    1,133
                                                                 ------   ------
       Total...................................................  $2,082   $1,806
                                                                 ======   ======



5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                             FUTURE       POLICYHOLDER         OTHER
                                             POLICY         ACCOUNT         POLICYHOLDER
                                            BENEFITS        BALANCES           FUNDS
                                          -----------   ---------------   ---------------
                                          2008   2007    2008     2007     2008     2007
                                          ----   ----   ------   ------   ------   ------
                                                           (IN MILLIONS)
     Traditional life...................  $217   $140   $   --   $   --   $   23   $   12
     Variable & universal life..........   106     40    1,149      695    1,643    1,362
     Annuities..........................   567    264    7,557    4,794       --       --
                                          ----   ----   ------   ------   ------   ------
       Total............................  $890   $444   $8,706   $5,489   $1,666   $1,374
                                          ====   ====   ======   ======   ======   ======



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $25 million and $29 million at December 31, 2008 and 2007, respectively. Affiliated policyholder account balances, included in the table above, were $0 and $97 million at December 31, 2008 and 2007, respectively. Affiliated other policyholder funds, included in the table above, were $1.5 billion and $1.3 billion at December 31, 2008 and 2007, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2008      2007      2006
                                                            ----      ----      ----
                                                                  (IN MILLIONS)
     Balance at January 1,................................  $164      $166      $ --
     Contribution of VODA from MetLife....................    --        --       167
     Amortization.........................................    (4)       (2)       (1)
                                                            ----      ----      ----
     Balance at December 31,..............................  $160      $164      $166
                                                            ====      ====      ====



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $5 million in 2009, $7 million in 2010, $8 million in 2011, $10 million in 2012 and $11 million in 2013.

     On September 30, 2006, the Company received a capital contribution from MetLife in the form of intangible assets related to VODA of $167 million, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively,

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


"Travelers"). The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                       2008      2007      2006
                                                       ----      ----      ----
                                                             (IN MILLIONS)
Balance at January 1,................................  $355      $276      $191
Capitalization.......................................   106       112       108
Amortization.........................................   (83)      (33)      (23)
                                                       ----      ----      ----
Balance at December 31,..............................  $378      $355      $276
                                                       ====      ====      ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $18.5 billion and $23.8 billion at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $469 million, $423 million and $288 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     For the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                     DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2008                             2007
                                           ------------------------------   ------------------------------
                                               IN THE             AT            IN THE             AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value.............      $   9,721             N/A        $  11,337             N/A
     Net amount at risk(2)..............      $   2,813(3)          N/A        $      33(3)          N/A
     Average attained age of
       contractholders..................       62 years             N/A         62 years             N/A
  ANNIVERSARY CONTRACT VALUE OR MINIMUM
     RETURN
     Separate account value.............      $  10,095       $  13,217        $  12,796       $  16,143
     Net amount at risk(2)..............      $   4,044(3)    $   6,323(4)     $     269(3)    $     245(4)
     Average attained age of
       contractholders..................       63 years        61 years         62 years        61 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2008         2007
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $     795    $     449
  Net amount at risk(2)...............................   $  18,728(3) $  10,224(3)
  Average attained age of policyholders...............    54 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2006.....................       $ --            $ 3         $  3
Incurred guaranteed benefits...................         --              6            6
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2006...................         --              9            9
                                                      ----            ---         ----
Incurred guaranteed benefits...................         28             19           47
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2007...................         28             28           56
                                                      ----            ---         ----
Incurred guaranteed benefits...................        121             24          145
Paid guaranteed benefits.......................         --             --           --
                                                      ----            ---         ----
Balance at December 31, 2008...................       $149            $52         $201
                                                      ====            ===         ====



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $145 million, $45 million and $38 million at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2008      2007
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $11,222   $20,429
  Balanced..............................................    4,875       605
  Money Market..........................................      712       301
  Bond..................................................      611       624
  Specialty.............................................       99       144
                                                          -------   -------
     Total..............................................  $17,519   $22,103
                                                          =======   =======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance policies. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company reinsures 100% of the living and death benefit riders associated with variable annuities issued since 2001 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on the rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk, as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
PREMIUMS:
  Direct premiums....................................  $ 259     $ 188     $  87
  Reinsurance assumed................................     15        17        20
  Reinsurance ceded..................................   (130)      (51)      (18)
                                                       -----     -----     -----
     Net premiums....................................  $ 144     $ 154     $  89
                                                       =====     =====     =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type product
     policy fees.....................................  $ 746     $ 627     $ 406
  Reinsurance assumed................................    196       119       120
  Reinsurance ceded..................................   (308)     (178)     (109)
                                                       -----     -----     -----
     Net universal life and investment-type product
       policy fees...................................  $ 634     $ 568     $ 417
                                                       =====     =====     =====
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims............  $ 677     $ 267     $ 116
  Reinsurance assumed................................     19        18        11
  Reinsurance ceded..................................   (312)      (93)      (40)
                                                       -----     -----     -----
     Net policyholder benefits and claims............  $ 384     $ 192     $  87
                                                       =====     =====     =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                              DECEMBER 31,
                                                            ---------------
                                                             2008     2007
                                                            ------   ------
                                                             (IN MILLIONS)
UNAFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $   98   $   73
  Future policy benefit recoverables......................      75       49
  Claim recoverables......................................      14       --
  All other recoverables..................................       1        1
                                                            ------   ------
     Total................................................  $  188   $  123
                                                            ======   ======
AFFILIATED RECOVERABLES:
  Deposit recoverables....................................  $3,018   $1,885
  Future policy benefit recoverables......................   2,961      779
  Claim recoverables......................................      11        6
  All other recoverables..................................     197       19
                                                            ------   ------
     Total................................................  $6,187   $2,689
                                                            ======   ======



     The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances is evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with funds withheld accounts. At December 31, 2008, the Company has $98 million of unaffiliated recoverable balances secured by funds withheld accounts. All of the affiliated reinsurance recoverable balances are secured by funds withheld accounts, funds held in trust as collateral or irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $137 million, or 73%, of its total unaffiliated reinsurance recoverable balance of $188 million at December 31, 2008. Of these reinsurance recoverable balances, $98 million were secured by funds withheld accounts.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $114 million and $77 million at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $2.5 billion and $1.6 billion at December 31, 2008 and 2007, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), and MetLife Reinsurance Company of Vermont ("MRV"). The Company had reinsurance agreements with Mitsui Sumitomo MetLife Insurance Co., Ltd., an affiliate; however, effective December 31, 2008, this arrangement was modified via a novation as explained in detail below. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA"), a former affiliate, which was split-off from MetLife. in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Assumed premiums........................................  $ 15   $ 17    $20
Assumed fees, included in universal life and investment-
  type product policy fees..............................  $196   $119    $96
Assumed benefits, included in policyholder benefits and
  claims................................................  $ 19   $ 18    $11
Assumed benefits, included in interest credited to
  policyholder account balances.........................  $ 57   $ 53    $49
Assumed acquisition costs, included in other expenses...  $ 97   $ 39    $58
Ceded premiums..........................................  $117   $ 43    $12
Ceded fees, included in universal life and investment-
  type product policy fees..............................  $312   $161    $80
Amortization of unearned revenue associated with
  experience refund, included in universal life and
  investment-type product policy fees...................  $ 38   $ --    $--
Income from deposit contracts, included in other
  revenues..............................................  $ 83   $ 85    $68
Ceded benefits, included in policyholder benefits and
  claims................................................  $264   $ 74    $32
Ceded benefits, included in interest credited to
  policyholder account balances.........................  $ 22   $ --    $--
Interest costs on ceded reinsurance, included in other
  expenses..............................................  $ 15   $(19)   $33


     The Company had assumed, under a reinsurance contract, risks related to guaranteed minimum benefit riders issued in connection with certain variable annuity products from a joint venture owned by an affiliate of the Company. These risks were retroceded in full to another affiliate under a retrocessional agreement resulting in no impact on net investment gains (losses). Effective December 31, 2008, the retrocession was recaptured by the Company and a novation agreement was executed whereby, the affiliated retrocessionaire assumed the business directly from the joint venture. As a result of this recapture and the related novation, the Company no longer assumes from the joint venture or cedes to the affiliate any risks related to these guaranteed minimum benefit riders. Upon the recapture and simultaneous novation, the embedded derivative asset of approximately $626 million associated with the retrocession was settled by transferring the embedded derivative liability associated with the assumption from the joint venture to the new reinsurer. As per the terms of the recapture and novation agreement, the amounts were offset resulting in no net gain or loss.

     The embedded derivatives assumed are included within policyholder account balances and were liabilities of $97 million at December 31, 2007. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $170 million, ($113) million, and $57 million, respectively, in changes in fair value of such embedded derivatives. The embedded derivatives associated with the retrocession are included within premiums and other receivables at December 31, 2007. The assumption was offset by the retrocession resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks to another affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with the cessions are included within premiums and other receivables and were assets of $2,038 million and $279 million at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006 net investment gains (losses) included $1,759 million, $363 million and ($101) million, respectively, in changes in fair value of such embedded derivatives.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. As a result of the recapture, the Company received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million for the year ended December 31, 2007. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. The Company transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million at December 31, 2007.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and 2008 by the Company. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, the Company recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million at December 31, 2007. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's balance sheet. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and reduced the funds withheld balance by $27 million at December 31, 2008. The change in fair value of the embedded derivative, included in net investment gains (losses), was $27 million for the year ended December 31, 2008. The reinsurance agreement also includes an experience refund provision whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from MRV during the first several years of the reinsurance agreement. During 2008, the experience refund reduced the funds withheld by the Company from MRV by $259 million and are considered unearned revenue and amortized over the life of the contract using the same assumption basis as the deferred acquisition cost in the underlying policies. During 2008, the amortization of the unearned revenue associated with the experience refund was $38 million and is included in universal life and investment-type product policy fees in the statement of income. At December 31, 2008 the unearned revenue relating to the experience refund was $221 million and is included in other policy holder funds in the balance sheet.

7.  LONG-TERM DEBT -- AFFILIATED

     At December 31, 2008, the Company had no outstanding long-term debt.

     At December 31, 2007, MetLife was the holder of a surplus note issued by the Company in the amount of $400 million with a fixed interest rate of 7.349% and due in 2035. At December 31, 2007, MLIG was the holder of two surplus notes issued by the Company in the amounts of $25 million and $10 million, with fixed interest rates of 5.0% and LIBOR plus 0.75%, respectively. These surplus notes could be redeemed in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). In June 2008, the Company, with prior approval of the Delaware Commissioner, repaid each of these surplus notes totaling $435 million with total accrued interest of $5 million to the respective holder.

     Interest expense related to the Company's indebtedness, included in other expenses, was $13 million, $31 million and $31 million for the years ended December 31, 2008, 2007 and 2006, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(131)  $ 20   $(90)
  State and local......................................     --     (1)    --
                                                         -----   ----   ----
  Subtotal.............................................   (131)    19    (90)
                                                         -----   ----   ----
Deferred:
  Federal..............................................    280     85     95
  State and local......................................     --     --     (2)
                                                         -----   ----   ----
  Subtotal.............................................    280     85     93
                                                         -----   ----   ----
Provision for income tax...............................  $ 149   $104   $  3
                                                         =====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2008   2007   2006
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $174   $129   $ 22
Tax effect of:
  Tax-exempt investment income.........................   (21)   (19)   (13)
  Prior year tax.......................................    (2)     1     (5)
  State tax, net of federal benefit....................    --     --     (1)
  Assignment fee.......................................    --     (6)    --
  Other, net...........................................    (2)    (1)    --
                                                         ----   ----   ----
Provision for income tax...............................  $149   $104   $  3
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              -------------
                                                              2008     2007
                                                              ----     ----
                                                              (IN MILLIONS)
Deferred income tax assets:
  Net unrealized investment losses..........................  $148     $  5
  Loss and credit carryforwards.............................    88        6
  Policyholder liabilities and receivables..................    --      220
  Other.....................................................     2       --
                                                              ----     ----
                                                               238      231
                                                              ----     ----
Deferred income tax liabilities:
  DAC.......................................................   617      549
  Policyholder liabilities and receivables..................    64       --
  Investments, including derivatives........................    21        9
                                                              ----     ----
                                                               702      558
                                                              ----     ----
Net deferred income tax liability...........................  $464     $327
                                                              ====     ====



     The Company has net operating loss carryovers of $171 million at December 31, 2008 which will begin expiring in 2023. The Company has capital loss carryovers of $57 million at December 31, 2008 which will begin expiring in 2011. The Company has tax credit carryovers of $8 million at December 31, 2008 which begin expiring in 2017.

     The Company has not recorded a valuation allowance against the deferred tax asset of $148 million recognized in connection with unrealized losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $21 million and $19 million, respectively, related to the separate account DRD.

     The Company joined MICC's includable affiliates in filing a consolidated federal income tax return beginning October 11, 2006. Prior to this date the Company joined MetLife's includable affiliates in filing a consolidated federal income tax return. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income
(loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates include $137 million and $17 million from MICC for 2008 and 2007, respectively, and $90 million from MICC and $34 million from MetLife, respectively, for 2006.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2008, 2007 and 2006. At both December 31, 2008 and 2007, the Company maintained a liability of $1 million. The related asset for premium tax offsets was $1 million at both December 31, 2008 and 2007, for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. At both December 31, 2008 and 2007, the Company maintained an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $452 million and $291 million at December 31, 2008 and 2007, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3 million and $8 million at December 31, 2008 and 2007, respectively.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $12 million and $1 million at December 31, 2008 and 2007, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2008 and 2007 for indemnities, guarantees and commitments was insignificant.

     In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event, as defined by the contract, occurs generally the contract will require the Company to pay the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $32 million at December 31, 2008. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. As of December 31, 2008, the Company would have paid an insignificant amount to terminate all of these contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     See Note 3 for disclosures related to credit default swap obligations.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $985 million, $250 million and $150 million from MICC during the years ended December 31, 2008, 2007 and 2006, respectively. On February 18, 2009, the Company received a cash contribution of $25 million from MICC. On March 30, 2009, the Company received an additional cash contribution of $550 million from MICC.

     On September 30, 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in
Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance transactions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     The Company, domiciled in Delaware, applied to its state insurance regulator and was permitted to admit the lesser of the amount of deferred tax asset expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. The NAIC statutory accounting principles currently admit the lesser of the amount of deferred tax asset expected to be realized within one year of the balance sheet date or 10% of the statutory capital and surplus for the most recently filed statement with the domiciliary state commissioner. As a result of the relief, the Company's minimum statutory capital requirement was reduced by $17 million as of December 31, 2008.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $482 million, $1.1 billion and $116 million for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $761 million and $584 million at December 31, 2008 and 2007, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2008, 2007 and 2006. Because the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Delaware Commissioner in 2009.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                          2008   2007   2006
                                                         -----   ----   ----
                                                            (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year.............................................  $(494)  $(27)  $(43)
Income tax effect of holding gains (losses)............    173      9     15
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income.......................................     28     12     24
  Amortization of premiums and accretion of discounts
     associated with investments.......................    (11)    (2)    (1)
  Income tax effect....................................     (6)    (3)    (8)
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts...............     68      6     86
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts...............    (24)    (2)   (30)
                                                         -----   ----   ----
Other comprehensive income (loss)......................  $(266)  $ (7)  $ 43
                                                         =====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2008      2007      2006
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Compensation.........................................  $  74     $  66     $  46
Commissions..........................................    546       432       418
Affiliated interest expense on debt..................     13        31        31
Amortization of DAC..................................    509       289       147
Capitalization of DAC................................   (717)     (556)     (472)
Insurance tax........................................     24        20        12
Other................................................    363       255       176
                                                       -----     -----     -----
  Total other expenses...............................  $ 812     $ 537     $ 358
                                                       =====     =====     =====



  AMORTIZATION AND CAPITALIZATION OF DAC

     See Note 4 for a rollforward of deferred acquisition costs including impacts of amortization and capitalization.

  AFFILIATED EXPENSES

     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions.

     See Notes 6, 7 and 13 for discussion of affiliated expenses included in the table above.

12.  FAIR VALUE

  FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2007                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $4,328      $4,328
  Equity securities..............................              $   10      $   10
  Mortgage loans on real estate..................              $  405      $  413
  Policy loans...................................              $   39      $   39
  Short-term investments.........................              $  483      $  483
  Cash and cash equivalents......................              $   91      $   91
  Accrued investment income......................              $   54      $   54
LIABILITIES:
  Policyholder account balances(1)...............              $4,794      $4,630
  Long-term debt -- affiliated...................              $  435      $  409
  Payables for collateral under securities loaned
     and other transactions......................              $  928      $  928
COMMITMENTS:(2)
  Mortgage loan commitments......................     $8       $   --      $   (1)
  Commitments to fund private corporate bond
     investments.................................     $1       $   --      $   --


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- The estimated fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate, Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments-- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund private corporate bond investments, the estimated fair value is the net premium or discount of the commitments.

     Policy Loans -- The estimated fair values for policy loans approximate carrying values.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

     Affiliated Long-term Debt -- The estimated fair value of affiliated long-term debt is determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value.

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including financial futures, interest rate, credit default and foreign currency swaps, interest rate caps and floors, are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
DECEMBER 31, 2008                                            (IN MILLIONS)
ASSETS:
  Fixed maturity securities......................              $ 4,325     $ 4,325
  Equity securities..............................              $     7     $     7
  Mortgage loans on real estate..................              $   376     $   373
  Policy loans...................................              $    41     $    42
  Real estate joint ventures held for
     investment(1)...............................              $     6     $     5
  Other limited partnership interests(1).........              $    11     $    11
  Short-term investments.........................              $ 1,581     $ 1,581
  Other invested assets(2).......................   $2,146     $   125     $   125
  Cash and cash equivalents......................              $   525     $   525
  Accrued investment income......................              $    54     $    54
  Premiums and other receivables(1)..............              $ 3,118     $ 2,742
  Net embedded derivatives within asset host
     contracts(3)................................              $ 2,038     $ 2,038
  Separate account assets........................              $18,517     $18,517
LIABILITIES:
  Policyholder account balances(1)...............              $ 5,142     $ 4,403
  Payables for collateral under securities loaned
     and other transactions......................              $   888     $   888
  Other liabilities:(1)..........................
     Derivative liabilities......................   $   56     $     3     $     3
     Other.......................................              $    98     $    98
  Separate account liabilities(1)................              $   892     $   892
  Net embedded derivatives within liability host
     contracts(3)................................              $ 1,075     $ 1,075
COMMITMENTS:(4)
  Mortgage loan commitments......................   $    3     $    --     $    (1)
  Commitments to fund private corporate bond
     investments.................................   $   12     $    --     $    --

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Other invested assets is comprised of freestanding derivatives with positive estimated fair values.

   (3) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also include embedded derivatives of ($4) million.

   (4) Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities and Equity Securities -- When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are primarily carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Policy Loans -- For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     Real Estate Joint Ventures Held-for-Investment and Other Limited Partnership Interests -- Other limited partnerships and real estate joint ventures held-for-investment included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the balance sheet represents investments in real estate joint ventures held-for-investment and other limited partnerships accounted for using the equity method, which do not satisfy the definition of financial instruments for which fair value is required to be disclosed.

     The estimated fair values for other limited partnership interests and real estate joint ventures held-for-investment accounted for under the cost method are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Other Invested Assets -- Other invested assets in the balance sheet is principally comprised of freestanding derivatives with positive estimated fair values -- which are more fully described in the respectively labeled section which follows -- and investments in tax credit partnerships. Investments in tax credit partnerships are not financial instruments subject to fair value disclosure and have been excluded from the preceding table.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet is principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, amounts receivable for securities sold but not yet settled, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported NAVs provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities, and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration publicly available information relating to the Company's claims paying ability.

     Payables for Collateral Under Securities Loaned and Other
Transactions -- The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in its own credit are necessary.

     Other Liabilities -- Other liabilities in the balance sheet is principally comprised of freestanding derivatives with negative fair value; taxes payable; obligations for employee-related benefits; funds withheld under ceded reinsurance contracts and, when applicable, their associated embedded derivatives; and general operating accruals and payables.

     The estimated fair values of derivatives -- with positive and negative estimated fair values - and embedded derivatives within asset and liability host contracts are described in the respectively labeled sections which follow.

     The remaining other amounts included in the table above consist of funds withheld under reinsurance contracts that are recognized using the deposit method of accounting, which satisfy the definition of financial instruments

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


subject to disclosure. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which were not materially different from the recognized carrying values.

     Separate Account Liabilities -- Separate account liabilities included in the table above represent those balances due to policyholders under contracts that are classified as investment contracts. The difference between the separate account liabilities reflected above and the amounts presented in the balance sheet represents those contracts classified as insurance contracts which do not satisfy the criteria of financial instruments for which estimated fair value is to be disclosed.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding under Institutional retirement and savings products.

     Separate account liabilities -- whether related to investment or insurance contracts -- are recognized in the balance sheet at an equivalent summary total of the separate account assets as prescribed by SOP 03-1. Separate account assets, which equal net deposits, net investment income and realized and unrealized capital gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described above, the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

     Derivatives -- The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties.

     Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct, and ceded variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to the same affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The Company had assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. These risks were fully retroceded to the same affiliated reinsurance company.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Effective December 31, 2008, this arrangement was modified via a novation to the affiliate that served as retrocessionaire. As a result of this novation, the Company is no longer assuming or ceding any liabilities related to this block of business.

     The estimated fair value of the embedded derivatives within funds withheld at interest related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described above in ''-- Fixed Maturity and Equity Securities", and "Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities with changes in estimated fair value recorded in net investment gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

     Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments -- The estimated fair values for mortgage loan commitments and commitments to fund private corporate bond investments reflected in the above table represent the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the original commitments.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                               DECEMBER 31, 2008
                                      ------------------------------------------------------------------
                                         FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                      -----------------------------------------------------
                                       QUOTED PRICES IN
                                      ACTIVE MARKETS FOR                        SIGNIFICANT
                                       IDENTICAL ASSETS    SIGNIFICANT OTHER   UNOBSERVABLE      TOTAL
                                        AND LIABILITIES    OBSERVABLE INPUTS      INPUTS       ESTIMATED
                                           (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                      ------------------   -----------------   ------------   ----------
                                                                 (IN MILLIONS)
ASSETS
Fixed maturity securities:
  U.S. corporate securities.........        $    --              $1,466           $   65        $ 1,531
  Residential mortgage-backed
     securities.....................             --                 904                2            906
  U.S. Treasury/agency securities...            365                 224               --            589
  Foreign corporate securities......             --                 372               48            420
  Commercial mortgage-backed
     securities.....................             --                 405               --            405
  Asset-backed securities...........             --                 270               49            319
  Foreign government securities.....             --                  82               --             82
  State and political subdivision
     securities.....................             --                  73               --             73
                                            -------              ------           ------        -------
     Total fixed maturity
       securities...................            365               3,796              164          4,325
                                            -------              ------           ------        -------
Equity securities:
  Non-redeemable preferred stock....             --                  --                7              7
                                            -------              ------           ------        -------
     Total equity securities........             --                  --                7              7
                                            -------              ------           ------        -------
Short-term investments..............             19               1,562               --          1,581
Derivative assets(1)................              1                 124               --            125
Net embedded derivatives within
  asset host contracts(2)...........             --                  --            2,038          2,038
Separate account assets(3)..........         18,517                  --               --         18,517
                                            -------              ------           ------        -------
     Total assets...................        $18,902              $5,482           $2,209        $26,593
                                            =======              ======           ======        =======
LIABILITIES
Derivative liabilities(1)...........        $    --              $    3           $   --        $     3
Net embedded derivatives within
  liability host contracts(2).......             --                  --            1,075          1,075
                                            -------              ------           ------        -------
     Total liabilities..............        $    --              $    3           $1,075        $ 1,078
                                            =======              ======           ======        =======



--------

   (1) Derivative assets are presented within other invested assets and derivatives liabilities are presented within other liabilities. The amounts are presented gross in the table above to reflect the presentation in the balance sheet, but are presented net for purposes of the rollforward in the following tables.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities. Equity securities also includes embedded derivatives of ($4) million.

   (3) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. As it relates to derivatives, this level includes financial futures including exchange-traded interest rate futures. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include certain U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, state and political subdivision securities, foreign government securities and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities. As it relates to derivatives, this level includes derivative instruments utilized by the Company for which the inputs used are observable, including interest rate floors, foreign currency swaps and credit default swaps.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies and primarily include: U.S. and foreign corporate securities -- including below investment grade private placements; residential mortgage-backed securities; and asset-backed securities -- including all of those supported by sub-prime mortgage loans. Equity securities classified as Level 3 securities consist of non-redeemable preferred stock where there has been very limited trading activity or where less price transparency exists around the inputs to the valuation. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders and embedded derivatives related to funds withheld on ceded reinsurance.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                         -----------------------------------------------------------------------------------------------
                                                                     TOTAL
                                                              REALIZED/UNREALIZED
                                                                GAINS (LOSSES)
                                                                 INCLUDED IN:
                                                            ----------------------   PURCHASES,
                           BALANCE,    IMPACT OF   BALANCE,              OTHER         SALES,      TRANSFER IN  BALANCE,
                         DECEMBER 31,   SFAS 157  BEGINNING EARNINGS COMPREHENSIVE  ISSUANCES AND   AND/OR OUT   END OF
                             2007     ADOPTION(1) OF PERIOD  (2, 3)  INCOME (LOSS) SETTLEMENTS(4) OF LEVEL 3(5)  PERIOD
                         ------------ ----------- --------- -------- ------------- -------------- ------------- --------
                                                                  (IN MILLIONS)
Fixed maturity
  securities............     $262         $--        $262     $(13)       $(54)         $(32)          $ 1        $164
Equity securities.......        4          --           4       --          (3)           --             6           7
Net embedded
  derivatives(6)........      175          95         270      647          --            46            --         963

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. Such amount was offset by a reduction to DAC of $31 million resulting in a net impact of $64 million. This net impact of $64 million along with a $1 million reduction in the estimated fair value of Level 2 freestanding derivatives results in a total impact of adoption of SFAS 157 of $63 million.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/(losses). Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/(losses). Lapses associated with embedded derivatives are included with the earnings caption of total gains/(losses).

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and (losses) (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in estimated fair value recorded in earnings for Level 3 assets and liabilities:

                                                                TOTAL GAINS AND LOSSES
                                                      -----------------------------------------
                                                        CLASSIFICATION OF REALIZED/UNREALIZED
                                                                        GAINS
                                                            (LOSSES) INCLUDED IN EARNINGS
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(13)           $(13)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               647             647


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                         CHANGE IN UNREALIZED GAINS (LOSSES)
                                                       RELATING TO ASSETS AND LIABILITIES HELD
                                                                 AT DECEMBER 31, 2008
                                                      -----------------------------------------
                                                          NET               NET
                                                      INVESTMENT        INVESTMENT
                                                        INCOME        GAINS (LOSSES)      TOTAL
                                                      ----------      --------------      -----
                                                                    (IN MILLIONS)
Fixed maturity securities.........................        $--              $(12)           $(12)
Equity securities.................................         --                --              --
Net embedded derivatives..........................         --               649             649

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  NON-RECURRING FAIR VALUE MEASUREMENTS

     During the year ended December 31, 2008, the Company recorded impairments on certain mortgage loans using estimated fair value based on independent broker quotations, or, if the loans were in foreclosure or were otherwise determined to be collateral dependent, on the value of the underlying collateral. All such mortgage loans were sold during the year and at December 31, 2008, the Company did not have mortgage loans carried at estimated fair value. Included within net investment gains (losses) are net impairments for mortgage loans of $1 million for the year ended December 31, 2008.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $133 million, $149 million and $95 million, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $83 million, $76 million and $62 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $152 million, $121 million and $96 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution service agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $307 million, $379 million and $286 million, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company has entered into service agreements with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $32 million, $36 million and $33 million, included in other revenues, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $60 million, $62 million and $45 million, included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net receivables from affiliates of $108 million and $27 million at December 31, 2008 and 2007, respectively, related to the items discussed above. These receivables exclude affiliated reinsurance balances discussed in Note 6. See Notes 2, 7 and 8 for additional related party transactions.

14.  SUBSEQUENT EVENTS

     See Note 10 for information regarding subsequent events.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.




b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001) (6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (12)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (13)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

     (ii)     Enhanced Dollar Cost Averaging Rider (1)

     (iii)    Three Month Market Entry Rider (1)

     (iv)     Death Benefit Rider - Principal Protection (1)

     (v)      Death Benefit Rider - Compounded-Plus (1)

     (vi)     Death Benefit Rider - (Annual Step-Up) (1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit) (1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit) (1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

     (x)      Terminal Illness Rider (1)

     (xi)     Individual Retirement Annuity Endorsement (1)

     (xii)    Roth Individual Retirement Annuity Endorsement (1)

     (xiii)   401 Plan Endorsement (1)

     (xiv)    Tax Sheltered Annuity Endorsement (1)

     (xv)     Unisex Annuity Rates Rider (1)

     (xvi)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company) (3)

     (xvii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II) 7018-1 (03/03) (5)


     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04) (6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04) (6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02) (6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05) (7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (7)

     (xxvii)     Form of Three Month Market Entry Rider 8104-1 (05/05) (7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05) (8)

     (xxix)      Purchase Payment Credit Rider 8030 (11/00) (9)

     (xxx)       Guaranteed Withdrawal Benefit Endorsement (EGWB) MLIU-GWB (11/05)-E (9)

     (xxxi)      Guaranteed Withdrawal Benefit Rider (GWB) MLIU-690-2 (11/05) (9)

     (xxxii)     Form of Contract Schedule (GMAB) 8028-4 (11/05) (10)

     (xxxiii)    Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05) (9)

     (xxxiv)     Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxv)      Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06) (12)

     (xxxvi)     Form of Contract Schedule 8028-5 (6/06)(LGWB) (12)

     (xxxvii)    Fixed Account Rider 8012 (11/00) (13)

     (xxxviii)   Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08) (15)

     (xxxix)     Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-EDB (4/08) (15)

     (xl)        Guaranteed Minimum Income Benefit Rider -  Living Benefit MLIU-560-4 (4/08) (15)

     (xli)       Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II) (15)


     (xlii)      Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II)
                 (17)

5.   (i)         Form of Variable Annuity Application (2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA (6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA (7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPAVA-1105USAVA (9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606 (12)

     (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008 (16)

6.   (i)         Copy of Restated Articles of Incorporation of the Company (6)

     (ii)        Copy of the Bylaws of the Company (6)

     (iii)       Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (6)

     (iv)        Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (6)

     (v)         Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (6)

     (vi)        Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

     (vii)       Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (6)

     (viii)      Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                 (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (6)


7.        (i)     Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                  Insurance Company (4)

          (ii)    Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                  Reassurance Company, Ltd.(4)

          (iii)   Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                  Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (16)

8.        (i)     Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                  Company and Security First Life Insurance Company (3)

          (ii)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                  Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (6)

          (iii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                  Life Insurance Company and MetLife Investors USA Insurance Company (effective July 1, 2004) (11)

          (iv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                  Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007) (13)

          (v)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                  Investors Distribution Company and MetLife Investors USA Insurance Company (effective August 31,
                  2007) (14)


          (vi)    First Amendment to Participation Agreement (effective 12-01-01) Among Met Investors Series Trust,
                  Met Investors Advisory, Corp., MetLife Investors Distribution Company and MetLife Investors USA
                  Insurance Company (effective 02-01-08); and
                  Second Amendment to the Participation Agreement (effective 12-01-01) Among Met Investors Series Trust,
                  MetLife Advisers, LLC, MetLife Investors Distribution Company, and MetLife Investors USA Insurance
                  Company (effective 05-01-09)(filed herewith)


9.                Opinion of Counsel (13)

10.               Consent of Independent Registered Public Accounting Firm (filed herewith)


11.               Not Applicable.

12.               Not Applicable.

13.               Powers of Attorney for Michael K. Farrell, Bennett D. Kleinberg, Susan A. Buffum, Paul A. Sylvester,
                  Richard C. Pearson, Elizabeth M. Forget, George Foulke, James J. Reilly, Jay S. Kaduson and Jeffrey A.
                  Tupper (filed herewith)

      (1)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                  333-54464 and 811-03365) filed electronically on March 21, 2001.

      (3)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (4)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

      (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (7)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 25, 2005.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005.

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

   (11)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

   (12)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.


(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(14)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

(17)     incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
         Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President and
  10 Park Avenue                      Chief Executive Officer
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Director, Vice President, Associate General Counsel
  5 Park Plaza                        and Secretary
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614


Name and Principal Business Address   Positions and Offices with Depositor

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey N. Altman                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Roberto Baron                       Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                       Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036

  Lisa S. Kuklinski                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Eric T. Steigerwalt                 Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910


Name and Principal Business Address   Positions and Offices with Depositor

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116





ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2009, there were 50,783 qualified contract owners and 29,491 non-qualified contract owners of Series XC contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine

General American Separate Account Two
Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities

Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two



  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ----------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and Broker/Dealer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036



  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $357,776,663         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:



    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 22nd day of April 2009.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2009.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President and Chief Executive
Michael K. Farrell                 Officer
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Paul A. Sylvester*
--------------------------------
Paul A. Sylvester                  Director
/s/ Richard C. Pearson*
--------------------------------   Director, Vice President, Associate General Counsel and
Richard C. Pearson                 Secretary
/s/ Jeffrey A. Tupper*
--------------------------------
Jeffrey A. Tupper                  Director and Assistant Vice President


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 22, 2009

 *MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


8(vi)  Amendments to Met Investors Series Trust Participation Agreement

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13     Powers of Attorney